Schedules of Investments
November 30, 2021

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 98.2%
BASIC MATERIALS - 1.1%
Chemicals - 0.6%
2,163	Air Products & Chemicals Inc.	$621,733
1,143	Albemarle Corp.	304,598
1,086	Celanese Corp., Class A Shares	164,377
287,472	CF Industries Holdings Inc.	17,417,928
7,288	Dow Inc.	400,330
5,111	DuPont de Nemours Inc.	378,010
98,177	Eastman Chemical Co.	10,238,879
2,432	Ecolab Inc.	538,615
1,250	FMC Corp.	125,238
2,434	International Flavors & Fragrances Inc.	346,042
5,046	Linde PLC	1,605,334
2,582	LyondellBasell Industries NV, Class A Shares	224,970
3,333	Mosaic Co.	114,055
2,319	PPG Industries Inc.	357,520
2,367	Sherwin-Williams Co.	784,045
	Total Chemicals	33,621,674
Forest Products & Paper - 0.2%
230,236	International Paper Co.	10,480,343
Iron/Steel - 0.0%
2,870	Nucor Corp.	304,966
Mining - 0.3%
380,486	Freeport-McMoRan Inc.	14,108,421
7,809	Newmont Corp.	428,870
	Total Mining	14,537,291
	TOTAL BASIC MATERIALS	58,944,274
COMMUNICATIONS - 22.1%
Advertising - 0.1%
3,838	Interpublic Group of Cos., Inc.	127,383
2,095	Omnicom Group Inc.	141,014
52,200	Trade Desk Inc., Class A Shares*	5,398,524
	Total Advertising	5,666,921
Internet - 16.7%
246	Airbnb Inc., Class A Shares*	42,445
31,528	Alphabet Inc., Class A Shares*	89,474,888
29,729	Alphabet Inc., Class C Shares*	84,699,110
56,113	Amazon.com Inc.*	196,792,219
25,117	Booking Holdings Inc.*	52,792,166
1,344	CDW Corp.	254,500
332,543	Chewy Inc., Class A Shares*(a)	22,699,385
108,657	Coupang Inc., Class A Shares*	2,879,410
41,193	DoorDash Inc., Class A Shares*	7,364,073
6,352	eBay Inc.	428,506
41,533	Etsy Inc.*	11,404,131
104,184	Expedia Group Inc.*	16,783,001
59,345	F5 Inc.*	13,505,735
129,106	Farfetch Ltd., Class A Shares*(a)	4,442,537
5,459	IAC/InterActiveCorp*	729,595
11,400	Kuaishou Technology, Class B Shares*(b)	124,195
496,779	Match Group Inc.*	64,576,302
80,400	Meituan, Class B Shares*(b)	2,453,970
534,800	Meta Platforms Inc., Class A Shares*	173,521,208
43,065	Netflix Inc.*	27,643,423

Schedules of Investments
November 30, 2021

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMUNICATIONS - 22.1% - (continued)
Internet - 16.7% - (continued)
5,666	NortonLifeLock Inc.	$140,800
25,100	Pinduoduo Inc., ADR*	1,669,150
70,351	Pinterest Inc., Class A Shares*	2,818,261
86,699	Sea Ltd., ADR*	24,975,381
3,569	Shopify Inc., Class A Shares*	5,431,269
356,155	Snap Inc., Class A Shares*	16,956,540
49,869	Spotify Technology SA*	11,893,756
217,151	Twitter Inc.*	9,541,615
756,617	Uber Technologies Inc.*	28,751,446
47,476	VeriSign Inc.*	11,389,967
26,204	Vimeo Inc., Class A, Private Placement*	505,999
	Total Internet	886,684,983
Media - 3.2%
1,239	Charter Communications Inc., Class A Shares*	800,741
751,283	Comcast Corp., Class A Shares	37,549,124
1,613	Discovery Inc., Class A Shares*(a)	37,535
2,998	Discovery Inc., Class C Shares*	68,085
2,526	DISH Network Corp., Class A Shares*	78,937
271,789	Fox Corp., Class A Shares	9,705,585
1,363	Fox Corp., Class B Shares	45,797
241,167	Liberty Broadband Corp., Class C Shares*	37,344,710
1,016,564	Liberty Media Corp.-Liberty SiriusXM*	49,740,477
1,388,946	News Corp., Class A Shares	30,029,013
1,262	News Corp., Class B Shares	27,196
5,920	ViacomCBS Inc., Class B Shares	183,224
17,757	Walt Disney Co.*	2,572,989
	Total Media	168,183,413
Telecommunications - 2.1%
2,188	Arista Networks Inc.*	271,443
69,773	AT&T Inc.	1,592,918
208,465	Ciena Corp.*	12,555,847
452,921	Cisco Systems Inc.	24,838,188
257,935	Corning Inc.	9,566,809
3,286	Juniper Networks Inc.	102,293
9,635	Lumen Technologies Inc.	118,896
46,044	Motorola Solutions Inc.	11,657,420
1,975,158	Nokia OYJ, ADR*	11,060,885
394,369	T-Mobile US Inc.*	42,911,291
40,458	Verizon Communications Inc.	2,033,824
	Total Telecommunications	116,709,814
	TOTAL COMMUNICATIONS	1,177,245,131
CONSUMER CYCLICAL - 8.2%
Airlines - 0.1%
1,176	Alaska Air Group Inc.*	57,118
6,235	American Airlines Group Inc.*	110,297
6,253	Delta Air Lines Inc.*	226,359
66,315	Southwest Airlines Co.*	2,944,386
3,162	United Airlines Holdings Inc.*	133,626
	Total Airlines	3,471,786
Apparel - 1.2%
3,240	Hanesbrands Inc.	52,326
382,482	NIKE Inc., Class B Shares	64,731,254
694	PVH Corp.	74,105
501	Ralph Lauren Corp., Class A Shares	58,136

Schedules of Investments
November 30, 2021

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
CONSUMER CYCLICAL - 8.2% - (continued)
Apparel - 1.2% - (continued)
2,678	Tapestry Inc.	$107,441
1,896	Under Armour Inc., Class A Shares*	44,727
1,987	Under Armour Inc., Class C Shares*	39,879
3,185	VF Corp.	228,460
	Total Apparel	65,336,328
Auto Manufacturers - 2.5%
104,656	Aurora Innovation Inc., Series B, Private Placement*(c)@	1,304,432
48,920	Cummins Inc.	10,260,970
39,735	Ferrari NV	10,349,378
38,345	Ford Motor Co.	735,841
276,555	General Motors Co.*	16,004,238
3,393	PACCAR Inc.	283,044
62,651	Rivian Automotive Inc., Class A Shares*	7,503,084
628,551	Rivian Automotive Inc., Private Placement*(c)@	71,511,504
7,929	Tesla Inc.*	9,076,802
	Total Auto Manufacturers	127,029,293
Auto Parts & Equipment - 0.0%
2,643	Aptiv PLC*	423,805
2,280	BorgWarner Inc.	98,678
	Total Auto Parts & Equipment	522,483
Distribution/Wholesale - 0.5%
2,081	Copart Inc.*	302,078
5,616	Fastenal Co.	332,299
423,363	LKQ Corp.	23,665,992
392	Pool Corp.	217,215
427	WW Grainger Inc.	205,562
	Total Distribution/Wholesale	24,723,146
Entertainment - 0.1%
2,086	Caesars Entertainment Inc.*	187,886
63,290	DraftKings Inc., Class A Shares*	2,186,669
1,284	Live Nation Entertainment Inc.*	136,939
1,512	Penn National Gaming Inc.*	77,460
	Total Entertainment	2,588,954
Home Builders - 0.5%
3,185	DR Horton Inc.	311,174
2,684	Lennar Corp., Class A Shares	281,954
5,443	NVR Inc.*	28,441,526
2,536	PulteGroup Inc.	126,876
	Total Home Builders	29,161,530
Home Furnishings - 0.2%
139,629	Dolby Laboratories Inc., Class A Shares	11,646,455
1,373	Leggett & Platt Inc.	55,455
610	Whirlpool Corp.	132,821
	Total Home Furnishings	11,834,731
Housewares - 0.0%
3,807	Newell Brands Inc.	81,736
Leisure Time - 0.1%
7,803	Carnival Corp.*	137,489
3,723	Norwegian Cruise Line Holdings Ltd.*	72,636
61,933	Peloton Interactive Inc., Class A Shares*	2,725,052
2,190	Royal Caribbean Cruises Ltd.*	152,906
	Total Leisure Time	3,088,083

Schedules of Investments
November 30, 2021

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
CONSUMER CYCLICAL - 8.2% - (continued)
Lodging - 0.2%
2,723	Hilton Worldwide Holdings Inc.*	$367,796
97,818	Las Vegas Sands Corp.*	3,484,277
2,673	Marriott International Inc., Class A Shares*	394,428
3,908	MGM Resorts International	154,679
83,420	Wynn Resorts Ltd.*	6,757,854
	Total Lodging	11,159,034
Retail - 2.8%
639	Advance Auto Parts Inc.	141,040
211	AutoZone Inc.*	383,402
474,865	Bath & Body Works Inc.	35,676,607
2,203	Best Buy Co., Inc.	235,413
1,592	CarMax Inc.*	224,870
15,075	Carvana Co., Class A Shares*	4,227,331
4,697	Chipotle Mexican Grill Inc., Class A Shares*	7,719,097
73,707	Costco Wholesale Corp.	39,756,082
1,273	Darden Restaurants Inc.	175,610
2,308	Dollar General Corp.	510,760
2,267	Dollar Tree Inc.*	303,393
22,385	Domino's Pizza Inc.	11,732,874
2,141	Gap Inc.	35,391
1,399	Genuine Parts Co.	178,708
10,390	Home Depot Inc.	4,162,338
6,908	Lowe's Cos., Inc.	1,689,628
23,745	Lululemon Athletica Inc.*	10,789,965
7,298	McDonald's Corp.	1,785,091
674	O'Reilly Automotive Inc.*	430,120
146,580	Ross Stores Inc.	15,990,412
11,522	Starbucks Corp.	1,263,272
4,834	Target Corp.	1,178,723
11,790	TJX Cos., Inc.	818,226
1,117	Tractor Supply Co.	251,694
535	Ulta Beauty Inc.*	205,413
7,016	Walgreens Boots Alliance Inc.	314,317
13,965	Walmart Inc.	1,963,898
90,949	Yum! Brands Inc.	11,172,175
	Total Retail	153,315,850
Textiles - 0.0%
557	Mohawk Industries Inc.*	93,504
Toys/Games/Hobbies - 0.0%
1,235	Hasbro Inc.	119,684
	TOTAL CONSUMER CYCLICAL	432,526,142
CONSUMER NON-CYCLICAL - 22.1%
Agriculture - 0.4%
265,294	Altria Group Inc.	11,312,136
5,466	Archer-Daniels-Midland Co.	340,040
132,752	Philip Morris International Inc.	11,408,707
	Total Agriculture	23,060,883
Beverages - 1.6%
155,824	Brown-Forman Corp., Class B Shares	10,963,777
37,964	Coca-Cola Co.	1,991,212
1,644	Constellation Brands Inc., Class A Shares	370,443
1,923,023	Keurig Dr Pepper Inc.	65,363,552
235,051	Molson Coors Beverage Co., Class B Shares	10,445,666

Schedules of Investments
November 30, 2021

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL - 22.1% - (continued)
Beverages - 1.6% - (continued)
3,670	Monster Beverage Corp.*	$307,473
13,506	PepsiCo Inc.	2,157,989
	Total Beverages	91,600,112
Biotechnology - 3.2%
59,020	Amgen Inc.	11,737,898
7,864	Argenx SE, ADR*	2,195,707
56,034	Biogen Inc.*	13,209,455
356,945	BioMarin Pharmaceutical Inc.*	30,800,784
210	Bio-Rad Laboratories Inc., Class A Shares*	158,172
7,175	Corteva Inc.	322,875
298,591	Exact Sciences Corp.*	25,490,714
177,296	Gilead Sciences Inc.	12,221,013
97,814	Illumina Inc.*	35,734,389
172,794	Incyte Corp.*	11,701,610
3,432	Moderna Inc.*	1,209,540
1,027	Regeneron Pharmaceuticals Inc.*	653,716
42,996	United Therapeutics Corp.*	8,147,742
62,168	Vertex Pharmaceuticals Inc.*	11,621,686
	Total Biotechnology	165,205,301
Commercial Services - 4.1%
15,051	Affirm Holdings Inc., Class A Shares*	1,906,661
103,641	Afterpay Ltd.*	8,042,455
302,901	API Group Corp.*	7,060,622
4,134	Automatic Data Processing Inc.	954,499
19,398	Cintas Corp.	8,189,642
381,783	CoStar Group Inc.*	29,687,446
40,785	Equifax Inc.	11,364,740
807	FleetCor Technologies Inc.*	167,154
817	Gartner Inc.*	255,108
50,724	Global Payments Inc.	6,038,185
3,895	IHS Markit Ltd.	497,859
33,582	MarketAxess Holdings Inc.	11,844,036
1,583	Moody's Corp.	618,383
3,475	Nielsen Holdings PLC	66,581
246,215	PayPal Holdings Inc.*	45,522,691
261,690	Quanta Services Inc.	29,775,088
1,088	Robert Half International Inc.	120,953
2,173	Rollins Inc.	72,317
44,162	S&P Global Inc.	20,125,948
131,864	Square Inc., Class A Shares*	27,471,227
4,859	Toast Inc., Class A Shares*(a)	194,311
61,743	TransUnion	6,865,204
707	United Rentals Inc.*	239,489
1,577	Verisk Analytics Inc., Class A Shares	354,620
	Total Commercial Services	217,435,219
Cosmetics/Personal Care - 0.7%
8,243	Colgate-Palmolive Co.	618,390
86,798	Estee Lauder Cos., Inc., Class A Shares	28,823,012
23,721	Procter & Gamble Co.	3,429,582
	Total Cosmetics/Personal Care	32,870,984
Food - 0.4%
2,011	Campbell Soup Co.	81,104
4,694	Conagra Brands Inc.	143,402
5,925	General Mills Inc.	365,987

Schedules of Investments
November 30, 2021

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL - 22.1% - (continued)
Food - 0.4% - (continued)
1,421	Hershey Co.	$252,213
2,726	Hormel Foods Corp.	112,856
1,059	JM Smucker Co.	133,932
2,473	Kellogg Co.	151,298
6,575	Kraft Heinz Co.	220,986
6,645	Kroger Co.	275,967
1,470	Lamb Weston Holdings Inc.	76,322
2,435	McCormick & Co., Inc.	208,972
13,660	Mondelez International Inc., Class A Shares	805,120
177,383	Nestle SA, ADR	22,793,716
4,999	Sysco Corp.	350,130
2,881	Tyson Foods Inc., Class A Shares	227,484
	Total Food	26,199,489
Healthcare-Products - 4.4%
17,324	Abbott Laboratories	2,178,840
112,936	ABIOMED Inc.*	35,549,994
148,898	Alcon Inc.	11,673,603
50,044	Align Technology Inc.*	30,603,407
134,459	Avantor Inc.*	5,308,441
4,885	Baxter International Inc.	364,274
380	Bio-Techne Corp.	179,371
13,914	Boston Scientific Corp.*	529,706
481	Cooper Cos., Inc.	181,082
94,012	Danaher Corp.	30,238,020
229,363	DENTSPLY SIRONA Inc.	11,179,153
323,224	Edwards Lifesciences Corp.*	34,685,167
1,334	Henry Schein Inc.*	94,794
2,477	Hologic Inc.*	185,106
831	IDEXX Laboratories Inc.*	505,306
55,867	Intuitive Surgical Inc.*	18,119,903
202,218	Medtronic PLC	21,576,661
1,096	PerkinElmer Inc.	199,647
1,422	ResMed Inc.	362,397
975	STERIS PLC	213,067
54,357	Stryker Corp.	12,862,497
457	Teleflex Inc.	135,921
3,845	Thermo Fisher Scientific Inc.	2,433,231
723	West Pharmaceutical Services Inc.	320,043
90,077	Zimmer Biomet Holdings Inc.	10,773,209
	Total Healthcare-Products	230,452,840
Healthcare-Services - 2.8%
15,583	Anthem Inc.	6,330,282
1,665	Catalent Inc.*	214,219
211,029	Centene Corp.*	15,069,581
492	Charles River Laboratories International Inc.*	180,008
105,612	DaVita Inc.*	9,980,334
81,757	HCA Healthcare Inc.	18,443,562
10,127	Humana Inc.	4,250,403
1,872	IQVIA Holdings Inc.*	485,091
45,901	Laboratory Corp. of America Holdings*	13,096,932
1,194	Quest Diagnostics Inc.	177,524
162,221	UnitedHealth Group Inc.	72,061,813
737	Universal Health Services Inc., Class B Shares	87,504
	Total Healthcare-Services	140,377,253

Schedules of Investments
November 30, 2021

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL - 22.1% - (continued)
Household Products/Wares - 0.0%
810	Avery Dennison Corp.	$166,107
2,399	Church & Dwight Co., Inc.	214,423
1,200	Clorox Co.	195,420
3,291	Kimberly-Clark Corp.	428,850
	Total Household Products/Wares	1,004,800
Pharmaceuticals - 4.5%
190,658	AbbVie Inc.	21,979,054
1,462	AmerisourceBergen Corp., Class A Shares	169,227
107,250	AstraZeneca PLC, ADR	5,880,518
51,253	Becton Dickinson & Co.	12,154,136
21,715	Bristol-Myers Squibb Co.	1,164,575
2,833	Cardinal Health Inc.	130,970
25,289	Cigna Corp.	4,852,959
378,370	CVS Health Corp.	33,697,632
945	DexCom Inc.*	531,648
205,835	Elanco Animal Health Inc.*	5,915,698
241,733	Eli Lilly & Co.	59,959,453
25,725	Johnson & Johnson	4,011,299
232,197	McKesson Corp.	50,331,022
236,301	Merck & Co., Inc.	17,701,308
380,893	Organon & Co.	11,133,502
54,789	Pfizer Inc.	2,943,813
155,390	Sarepta Therapeutics Inc.*	12,557,066
11,817	Viatris Inc.	145,467
4,631	Zoetis Inc., Class A Shares	1,028,267
	Total Pharmaceuticals	246,287,614
	TOTAL CONSUMER NON-CYCLICAL	1,174,494,495
ENERGY - 3.3%
Energy-Alternate Sources - 0.8%
111,204	Enphase Energy Inc.*	27,801,000
156,303	NextEra Energy Partners LP	13,293,570
	Total Energy-Alternate Sources	41,094,570
Oil & Gas - 2.5%
3,694	APA Corp.	95,194
18,898	Chevron Corp.	2,133,017
129,767	ConocoPhillips	9,100,560
7,939	Coterra Energy Inc.	159,415
393,999	Devon Energy Corp.	16,571,598
1,663	Diamondback Energy Inc.	177,492
5,706	EOG Resources Inc.	496,422
399,549	EQT Corp.*	7,763,237
462,045	Exxon Mobil Corp.	27,648,773
161,345	Hess Corp.	12,023,429
7,922	Marathon Oil Corp.	122,712
307,425	Marathon Petroleum Corp.	18,706,811
8,668	Occidental Petroleum Corp.	257,006
4,280	Phillips 66	296,048
210,343	Pioneer Natural Resources Co.	37,508,364
3,995	Valero Energy Corp.	267,425
	Total Oil & Gas	133,327,503
Oil & Gas Services - 0.0%
8,096	Baker Hughes Co., Class A Shares	188,961
8,702	Halliburton Co.	187,876

Schedules of Investments
November 30, 2021

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
ENERGY - 3.3% - (continued)
Oil & Gas Services - 0.0% - (continued)
13,666	Schlumberger NV	$391,941
	Total Oil & Gas Services	768,778
Pipelines - 0.0%
19,048	Kinder Morgan Inc.	294,482
4,355	ONEOK Inc.	260,603
11,873	Williams Cos., Inc.	318,078
	Total Pipelines	873,163
	TOTAL ENERGY	176,064,014
FINANCIAL - 12.3%
Banks - 1.8%
72,363	Bank of America Corp.	3,217,983
7,760	Bank of New York Mellon Corp.	425,170
19,806	Citigroup Inc.	1,261,642
4,164	Citizens Financial Group Inc.	196,832
1,309	Comerica Inc.	108,032
6,750	Fifth Third Bancorp	284,513
1,723	First Republic Bank	361,244
35,494	Goldman Sachs Group Inc.	13,522,859
14,429	Huntington Bancshares Inc.	214,126
98,412	JPMorgan Chase & Co.	15,630,778
9,346	KeyCorp	209,724
1,257	M&T Bank Corp.	184,289
251,568	Morgan Stanley	23,853,678
2,036	Northern Trust Corp.	235,565
4,153	PNC Financial Services Group Inc.	818,141
9,328	Regions Financial Corp.	212,212
143,464	State Street Corp.	12,763,992
573	SVB Financial Group*	396,705
13,044	Truist Financial Corp.	773,640
110,626	US Bancorp	6,122,043
270,313	Wells Fargo & Co.	12,915,555
1,637	Zions Bancorp N.A.	103,262
	Total Banks	93,811,985
Diversified Financial Services - 3.4%
6,288	American Express Co.	957,662
81,541	Ameriprise Financial Inc.	23,614,274
415,761	Ant International Co., Ltd., Class C Shares, Private Placement*(c)(d)@	1,522,475
1,399	BlackRock Inc., Class A Shares	1,265,549
44,306	Capital One Financial Corp.	6,226,322
1,041	Cboe Global Markets Inc.	134,227
244,090	Charles Schwab Corp.	18,890,125
42,979	CME Group Inc., Class A Shares	9,477,729
2,926	Discover Financial Services	315,569
2,728	Franklin Resources Inc.	88,387
5,503	Intercontinental Exchange Inc.	719,352
429,073	Invesco Ltd.	9,581,200
98,586	LPL Financial Holdings Inc.	15,538,139
349	Maplebear Inc. d/b/a Instacart, Non-voting Shares*(c)(d)@	41,444
6,679	Maplebear Inc. d/b/a Instacart, Private Placement*(c)(d)@	793,131
54,250	Mastercard Inc., Class A Shares	17,084,410
1,144	Nasdaq Inc.	232,495
1,810	Raymond James Financial Inc.	177,905
211,342	SoFi Technologies Inc.*	3,635,082
5,567	Synchrony Financial	249,346

Schedules of Investments
November 30, 2021

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
FINANCIAL - 12.3% - (continued)
Diversified Financial Services - 3.4% - (continued)
2,218	T Rowe Price Group Inc.	$443,489
28,347	Tradeweb Markets Inc., Class A Shares	2,721,312
338,303	Visa Inc., Class A Shares	65,552,972
4,117	Western Union Co.	65,131
	Total Diversified Financial Services	179,327,727
Equity Real Estate Investment Trusts (REITs) - 0.6%
1,355	Alexandria Real Estate Equities Inc.	271,095
4,448	American Tower Corp.	1,167,511
1,364	AvalonBay Communities Inc.	325,819
1,389	Boston Properties Inc.	149,790
4,223	Crown Castle International Corp.	767,108
2,762	Digital Realty Trust Inc.	463,298
3,697	Duke Realty Corp.	215,646
877	Equinix Inc.	712,299
3,330	Equity Residential	284,082
636	Essex Property Trust Inc.	215,884
1,308	Extra Space Storage Inc.	261,600
707	Federal Realty Investment Trust	86,728
5,267	Healthpeak Properties Inc.	173,074
7,217	Host Hotels & Resorts Inc.*	113,307
2,808	Iron Mountain Inc.	127,596
5,862	Kimco Realty Corp.	131,426
395,646	Medical Properties Trust Inc.	8,423,303
1,134	Mid-America Apartment Communities Inc.	233,888
7,224	Prologis Inc.	1,089,018
1,490	Public Storage	487,796
5,384	Realty Income Corp.	365,681
1,494	Regency Centers Corp.	103,594
1,071	SBA Communications Corp., Class A Shares	368,210
3,211	Simon Property Group Inc.	490,769
2,727	UDR Inc.	154,703
3,867	Ventas Inc.	181,440
1,648	Vornado Realty Trust	66,151
4,129	Welltower Inc.	328,751
528,202	Weyerhaeuser Co.	19,865,677
	Total Equity Real Estate Investment Trusts (REITs)	37,625,244
Insurance - 5.4%
6,030	Aflac Inc.	326,464
2,889	Allstate Corp.	314,092
8,358	American International Group Inc.	439,631
55,063	Aon PLC, Class A Shares	16,285,984
2,020	Arthur J Gallagher & Co.	329,058
169,994	Assurant Inc.	25,856,087
326,168	Berkshire Hathaway Inc., Class B Shares*	90,247,424
2,279	Brown & Brown Inc.	146,790
66,219	Chubb Ltd.	11,884,324
1,465	Cincinnati Financial Corp.	166,863
189,398	Equitable Holdings Inc.	5,958,461
378	Everest Re Group Ltd.	96,912
942	Globe Life Inc.	81,521
123,293	Hartford Financial Services Group Inc.	8,149,667
1,726	Lincoln National Corp.	114,486
1,956	Loews Corp.	104,568
4,951	Marsh & McLennan Cos., Inc.	812,063

Schedules of Investments
November 30, 2021

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
FINANCIAL - 12.3% - (continued)
Insurance - 5.4% - (continued)
7,118	MetLife Inc.	$417,542
121,530	Principal Financial Group Inc.	8,334,527
407,450	Progressive Corp.	37,868,403
3,780	Prudential Financial Inc.	386,543
2,438	Travelers Cos., Inc.	358,264
291,087	Voya Financial Inc.	18,088,146
250,424	Willis Towers Watson PLC	56,555,756
1,423	WR Berkley Corp.	109,059
	Total Insurance	283,432,635
Private Equity - 1.1%
767,983	KKR & Co., Inc.	57,176,334
Real Estate - 0.0%
3,281	CBRE Group Inc., Class A Shares*	313,565
Savings & Loans - 0.0%
3,974	People's United Financial Inc.	67,717
	TOTAL FINANCIAL	651,755,207
INDUSTRIAL - 6.3%
Aerospace/Defense - 2.3%
63,696	Airbus SE*	7,132,871
35,718	Boeing Co.*	7,066,806
57,758	General Dynamics Corp.	10,914,529
437,527	Howmet Aerospace Inc.	12,307,635
52,536	L3Harris Technologies Inc.	10,984,227
35,153	Lockheed Martin Corp.	11,717,198
87,975	Northrop Grumman Corp.	30,685,680
140,262	Raytheon Technologies Corp.	11,350,001
23,051	Teledyne Technologies Inc.*	9,572,850
512	TransDigm Group Inc.*	295,962
	Total Aerospace/Defense	112,027,759
Building Materials - 0.4%
110,366	Carrier Global Corp.	5,973,008
1,347	Fortune Brands Home & Security Inc.	135,414
6,960	Johnson Controls International PLC	520,330
31,767	Martin Marietta Materials Inc.	12,818,302
2,363	Masco Corp.	155,722
1,297	Vulcan Materials Co.	248,557
	Total Building Materials	19,851,333
Electrical Components & Equipment - 0.2%
2,259	AMETEK Inc.	308,354
5,842	Emerson Electric Co.	513,161
20,947	Generac Holdings Inc.*	8,823,714
	Total Electrical Components & Equipment	9,645,229
Electronics - 0.2%
2,965	Agilent Technologies Inc.	447,419
865	Allegion PLC	106,949
5,846	Amphenol Corp., Class A Shares	471,071
3,502	Fortive Corp.	258,693
1,485	Garmin Ltd.	198,307
6,747	Honeywell International Inc.	1,364,513
56,458	Hubbell Inc., Class B Shares	11,048,831
1,800	Keysight Technologies Inc.*	350,064
226	Mettler-Toledo International Inc.*	342,193
3,205	TE Connectivity Ltd.	493,346

Schedules of Investments
November 30, 2021

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
INDUSTRIAL - 6.3% - (continued)
Electronics - 0.2% - (continued)
2,459	Trimble Inc.*	$211,154
600	Waters Corp.*	196,842
	Total Electronics	15,489,382
Engineering & Construction - 0.0%
1,273	Jacobs Engineering Group Inc.	181,479

Environmental Control - 0.0%
1,609	Pentair PLC	118,567
2,053	Republic Services Inc., Class A Shares	271,530
3,786	Waste Management Inc.	608,297
	Total Environmental Control	998,394
Hand/Machine Tools - 0.0%
517	Snap-on Inc.	106,455
1,592	Stanley Black & Decker Inc.	278,218
	Total Hand/Machine Tools	384,673
Machinery-Construction & Mining - 0.3%
480,012	Bloom Energy Corp., Class A Shares*	13,190,730
5,350	Caterpillar Inc.	1,034,423
	Total Machinery-Construction & Mining	14,225,153
Machinery-Diversified - 0.3%
2,774	Deere & Co.	958,528
1,407	Dover Corp.	230,537
743	IDEX Corp.	166,870
270,544	Ingersoll Rand Inc.	15,783,537
4,171	Otis Worldwide Corp.	335,348
1,134	Rockwell Automation Inc.	381,251
1,847	Westinghouse Air Brake Technologies Corp.	163,958
1,761	Xylem Inc.	213,275
	Total Machinery-Diversified	18,233,304
Miscellaneous Manufacturers - 1.4%
5,655	3M Co.	961,576
137,755	AO Smith Corp.	10,889,533
94,325	Eaton Corp. PLC	15,286,310
10,726	General Electric Co.	1,018,863
2,801	Illinois Tool Works Inc.	650,252
1,261	Parker-Hannifin Corp.	380,898
147,125	Textron Inc.	10,416,450
205,789	Trane Technologies PLC	38,410,517
	Total Miscellaneous Manufacturers	78,014,399
Packaging & Containers - 0.0%
15,067	Amcor PLC	170,558
3,192	Ball Corp.	298,292
921	Packaging Corp. of America	120,273
1,528	Sealed Air Corp.	94,919
2,581	WestRock Co.	111,990
	Total Packaging & Containers	796,032
Shipbuilding - 0.2%
59,195	Huntington Ingalls Industries Inc.	10,507,704
Transportation - 1.0%
1,283	CH Robinson Worldwide Inc.	122,000
22,031	CSX Corp.	763,594
1,660	Expeditors International of Washington Inc.	201,889
84,304	FedEx Corp.	19,421,112
821	JB Hunt Transport Services Inc.	156,942

Schedules of Investments
November 30, 2021

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
INDUSTRIAL - 6.3% - (continued)
Transportation - 1.0% - (continued)
889	Kansas City Southern	$258,566
66,331	Norfolk Southern Corp.	17,595,624
917	Old Dominion Freight Line Inc.	325,691
6,373	Union Pacific Corp.	1,501,734
59,279	United Parcel Service Inc., Class B Shares	11,759,175
	Total Transportation	52,106,327
	TOTAL INDUSTRIAL	332,461,168
TECHNOLOGY - 20.7%
Computers - 2.7%
6,197	Accenture PLC, Class A Shares	2,214,808
559,244	Apple Inc.	92,443,033
52,299	CACI International Inc., Class A Shares*	13,567,930
141,301	Cognizant Technology Solutions Corp., Class A Shares	11,018,652
2,586	DXC Technology Co.*	77,554
34,742	Fortinet Inc.*	11,538,166
12,762	Hewlett Packard Enterprise Co.	183,135
11,739	HP Inc.	414,152
8,759	International Business Machines Corp.	1,025,679
119,971	Leidos Holdings Inc.	10,546,651
2,189	NetApp Inc.	194,558
2,046	Seagate Technology Holdings PLC	210,063
2,995	Western Digital Corp.*	173,231
	Total Computers	143,607,612
Office/Business Equipment - 0.1%
5,221	Zebra Technologies Corp., Class A Shares*	3,074,020
Semiconductors - 3.7%
174,703	Advanced Micro Devices Inc.*	27,667,714
5,256	Analog Devices Inc.	947,394
72,794	Applied Materials Inc.	10,714,549
22,637	ASML Holding NV, Class NY Registered Shares, ADR	17,917,412
4,009	Broadcom Inc.	2,219,703
39,645	Intel Corp.	1,950,534
330	IPG Photonics Corp.*	54,183
1,493	KLA Corp.	609,338
1,393	Lam Research Corp.	947,031
5,356	Microchip Technology Inc.	446,851
11,001	Micron Technology Inc.	924,084
422	Monolithic Power Systems Inc.	233,560
277,803	NVIDIA Corp.	90,774,908
2,591	NXP Semiconductors NV	578,726
71,539	Qorvo Inc.*	10,461,148
166,701	QUALCOMM Inc.	30,099,532
1,614	Skyworks Solutions Inc.	244,779
59,400	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	6,958,710
1,612	Teradyne Inc.	246,426
9,022	Texas Instruments Inc.	1,735,562
2,418	Xilinx Inc.	552,392
	Total Semiconductors	206,284,536
Software - 14.2%
7,600	Activision Blizzard Inc.	445,360
89,432	Adobe Inc.*	59,906,025
1,591	Akamai Technologies Inc.*	179,306
29,479	ANSYS Inc.*	11,540,439
2,150	Autodesk Inc.*	546,508

Schedules of Investments
November 30, 2021

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
TECHNOLOGY - 20.7% - (continued)
Software - 14.2% - (continued)
24,624	Avalara Inc.*	$3,439,480
4,072	Bill.com Holdings Inc.*	1,143,621
90,310	Black Knight Inc.*	6,454,456
1,135	Broadridge Financial Solutions Inc.	191,327
2,705	Cadence Design Systems Inc.*	480,029
1,271	Celonis SE*(c)(d)@	470,003
32,223	Ceridian HCM Holding Inc.*	3,525,196
2,888	Cerner Corp.	203,460
1,196	Citrix Systems Inc.	96,194
4,276	Coupa Software Inc.*	840,918
42,161	Datadog Inc., Class A Shares*	7,516,885
105,938	DocuSign Inc., Class A Shares*	26,098,886
2,781	Electronic Arts Inc.	345,456
3,985	Epic Games Inc., Private Placement*(c)(d)@	3,832,016
6,036	Fidelity National Information Services Inc.	630,762
766,452	Fiserv Inc.*	73,977,947
146,138	Intuit Inc.	95,325,817
717	Jack Henry & Associates Inc.	108,719
836	Magic Leap Inc., Series D, Private Placement*(c)(d)@	16,053
459,236	Microsoft Corp.	151,818,829
16,073	MongoDB Inc., Class A Shares*	8,005,961
74,934	MSCI Inc., Class A Shares	47,167,206
16,097	Oracle Corp.	1,460,642
3,130	Paychex Inc.	373,096
6,720	Paycom Software Inc.*	2,939,866
1,019	PTC Inc.*	111,662
166,448	RingCentral Inc., Class A Shares*	35,949,439
68,766	ROBLOX Corp., Class A Shares*	8,671,393
25,600	Roper Technologies Inc.	11,882,240
192,611	salesforce.com Inc.*	54,886,431
72,900	SentinelOne Inc., Class A Shares*(a)	3,934,413
113,853	ServiceNow Inc.*	73,742,588
7,344	Snowflake Inc., Class A Shares*	2,498,062
168,775	Splunk Inc.*	20,421,775
20,012	Stripe Inc., Class B Shares, Private Placement*(c)(d)@	1,293,776
1,491	Synopsys Inc.*	508,431
1,139	Take-Two Interactive Software Inc.*	188,937
10,400	Twilio Inc., Class A Shares*	2,975,960
399	Tyler Technologies Inc.*	207,073
131,213	UiPath Inc., Class A Shares*	6,331,027
12,833	Workday Inc., Class A Shares*	3,519,194
32,662	Zoom Video Communications Inc., Class A Shares*	6,905,073
	Total Software	743,107,937
	TOTAL TECHNOLOGY	1,096,074,105
UTILITIES - 2.1%
Electric - 2.1%
672,586	AES Corp.	15,725,061
2,439	Alliant Energy Corp.	133,633
2,513	Ameren Corp.	205,036
432,339	American Electric Power Co., Inc.	35,041,076
5,691	CenterPoint Energy Inc.	147,454
304,121	Clearway Energy Inc., Class C Shares	11,349,796
2,831	CMS Energy Corp.	166,604
3,453	Consolidated Edison Inc.	268,091

Schedules of Investments
November 30, 2021

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
UTILITIES - 2.1% - (continued)
Electric - 2.1% - (continued)
7,901	Dominion Energy Inc.	$562,551
1,893	DTE Energy Co.	205,088
7,518	Duke Energy Corp.	729,321
3,711	Edison International	242,254
1,964	Entergy Corp.	197,068
2,241	Evergy Inc.	141,855
3,358	Eversource Energy	276,263
699,433	Exelon Corp.	36,881,102
5,318	FirstEnergy Corp.	200,276
19,170	NextEra Energy Inc.	1,663,573
2,494	NRG Energy Inc.	89,834
1,116	Pinnacle West Capital Corp.	72,596
7,521	PPL Corp.	209,309
4,941	Public Service Enterprise Group Inc.	308,763
3,121	Sempra Energy	374,114
10,347	Southern Co.	632,202
360,200	Vistra Corp.	7,160,776
3,082	WEC Energy Group Inc.	267,918
5,262	Xcel Energy Inc.	335,347
	Total Electric	113,586,961
Gas - 0.0%
1,264	Atmos Energy Corp.	114,164
3,973	NiSource Inc.	97,378
	Total Gas	211,542
Water - 0.0%
1,774	American Water Works Co., Inc.	299,043
	TOTAL UTILITIES	114,097,546
	TOTAL COMMON STOCKS
	(Cost - $3,667,735,066)	5,213,662,082
PREFERRED STOCKS - 0.1%
CONSUMER CYCLICAL - 0.0%
Auto Manufacturers - 0.0%
21,292	Sila Nanotechnologies Inc., Series F, Private Placement*(c)(d)@	878,780
9,549	Waymo LLC, Series A2, Private Placement*(c)(d)@	875,853
	Total Auto Manufacturers	1,754,633
	TOTAL CONSUMER CYCLICAL	1,754,633
FINANCIAL - 0.0%
Diversified Financial Services - 0.0%
1,020	Maplebear Inc. d/b/a Instacart, Series A*(c)(d)@	121,125
13,638	Maplebear Inc. d/b/a Instacart, Series G*(c)(d)@	1,619,513
2,066	Maplebear Inc. d/b/a Instacart, Series I*(c)(d)@	245,338
	Total Diversified Financial Services	1,985,976
	TOTAL FINANCIAL	1,985,976
INDUSTRIAL - 0.1%
Electrical Components & Equipment - 0.0%
48,400	GM Cruise Holdings LLC, Class F Shares, Private Placement*(c)(d)@	1,275,340
39,865	GM Cruise Holdings LLC, Class G Shares, Private Placement*(c)(d)@	1,050,443
	Total Electrical Components & Equipment	2,325,783
Environmental Control - 0.0%
23,420	Redwood Materials Inc., Series C, Private Placement*(c)(d)@	1,110,189
Machinery - 0.1%
108,389	Nuro Inc., Series C, Private Placement*(c)(d)@	2,259,447

Schedules of Investments
November 30, 2021

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
INDUSTRIAL - 0.1% - (continued)
Machinery - 0.1% - (continued)
26,242	Nuro Inc., Series D*(c)(d)@	$547,033
	Total Machinery	2,806,480
	TOTAL INDUSTRIAL	6,242,452
TECHNOLOGY - 0.0%
Software - 0.0%
3,314	Celonis SE, Series D*(c)(d)@	1,225,484
20,620	Rappi Inc., Series E, Private Placement*(c)(d)@	1,328,405
	Total Software	2,553,889
	TOTAL TECHNOLOGY	2,553,889
	TOTAL PREFERRED STOCKS (Cost - $10,138,473)	12,536,950
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $3,677,873,539)	5,226,199,032

Face Amount†
SHORT-TERM INVESTMENTS - 1.7%
TIME DEPOSITS - 1.7%
$43,297,095		Banco Bilbao Vizcaya Argentaria SA - Madrid, 0.005% due 12/1/21	43,297,095
31,095,445		Barclays Bank PLC - London, 0.005% due 12/1/21	31,095,445
3,025,296		BNP Paribas - Paris, 0.005% due 12/1/21	3,025,296
4	GBP	Citibank - London, 0.005% due 12/1/21	6
213		DnB NORBank ASA - Oslo, 0.005% due 12/1/21	213
15,780,266		Skandinaviska Enskilda Banken AB - Stockholm, 0.005% due 12/1/21	15,780,266
		TOTAL TIME DEPOSITS
		(Cost - $93,198,321)	93,198,321

Shares/Units
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.2%
MONEY MARKET FUND - 0.2%
9,444,879	Federated Government Obligations Fund, Premier Class, 0.025%(e) (Cost - $9,444,879)	$9,444,879
	TOTAL INVESTMENTS - 100.2% (Cost - $3,780,516,739)	5,328,842,232
	Liabilities in Excess of Other Assets - (0.2)%	(8,086,430)
	TOTAL NET ASSETS - 100.0%	$5,320,755,802

Schedules of Investments
November 30, 2021

Destinations Large Cap Equity Fund (continued)

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2021, amounts to $2,578,165 and represents 0.05% of net assets.
(c)	Illiquid security. The aggregate value of illiquid holdings at November 30, 2021, amounts to $93,321,784 and represents 1.75% of net assets.
(d)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(e)	Represents investment of collateral received from securities lending transactions.
@	Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Ant International Co., Ltd., Class C Shares, Private Placement	6/7/2018	$1,584,623	$1,522,475	0.03%
Aurora Innovation Inc., Series B, Private Placement	3/1/2019	445,475	1,304,432	0.02%
Celonis SE	6/17/2021	470,003	470,003	0.01%
Celonis SE, Series D	6/17/2021	1,225,484	1,225,484	0.02%
Epic Games Inc., Private Placement	6/18/2020	1,665,200	3,832,016	0.08%
GM Cruise Holdings LLC, Class F Shares, Private Placement	5/7/2019	883,300	1,275,340	0.02%
GM Cruise Holdings LLC, Class G Shares, Private Placement	1/21/2021	1,050,443	1,050,443	0.02%
Magic Leap Inc., Series D, Private Placement	10/12/2017	406,539	16,053	0.00%*
Maplebear Inc. d/b/a Instacart, Non-voting Shares	8/7/2020	16,171	41,444	0.00%*
Maplebear Inc. d/b/a Instacart, Private Placement	8/7/2020	309,464	793,131	0.01%
Maplebear Inc. d/b/a Instacart, Series A	11/18/2020	62,232	121,125	0.00%*
Maplebear Inc. d/b/a Instacart, Series G	7/2/2020	655,877	1,619,513	0.03%
Maplebear Inc. d/b/a Instacart, Series I	2/26/2021	258,250	245,338	0.00%*
Nuro Inc., Series C, Private Placement	10/30/2020	940,662	2,259,447	0.05%
Nuro Inc., Series D	10/29/2021	547,033	547,033	0.01%
Rappi Inc., Series E, Private Placement	9/8/2020	1,231,963	1,328,405	0.02%
Redwood Materials Inc., Series C, Private Placement	5/28/2021	1,110,190	1,110,189	0.02%
Rivian Automotive Inc., Private Placement	11/10/2021	10,143,042	71,511,504	1.35%
Sila Nanotechnologies Inc., Series F, Private Placement	1/7/2021	878,780	878,780	0.02%
Stripe Inc., Class B Shares, Private Placement	12/17/2019	313,988	1,293,776	0.02%
Waymo LLC, Series A2, Private Placement	5/8/2020	819,946	875,853	0.02%
Total			$93,321,784	1.75%

* Position represents less than 0.005%.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
LLC	—	Limited Liability Company
PLC	—	Public Limited Company

Schedules of Investments
November 30, 2021

Destinations Large Cap Equity Fund (concluded)

Summary of Investments by Security Sector^
Communications	22.1%
Consumer Non-cyclical	22.0
Technology	20.6
Financial	12.3
Consumer Cyclical	8.2
Industrial	6.4
Energy	3.3
Utilities	2.1
Basic Materials	1.1
Short-Term Investments	1.7
Money Market Fund	0.2
100.0%

^ As a percentage of total investments.

At November 30, 2021, Destinations Large Cap Equity Fund had open exchange traded futures contracts as described below.

The unrealized appreciation on the open contracts reflected in the accompanying financial statements was as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation
Contracts to Buy:
S&P 500 E-mini Index December Futures	20	12/21	$4,524,293	$4,566,250	$41,957

At November 30, 2021, Destinations Large Cap Equity Fund had deposited cash of $233,000 with a broker or brokers as margin collateral on open exchange traded futures contracts.

Currency Abbreviations used in this schedule:
GBP	—	British Pound

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Small-Mid Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 94.3%
BASIC MATERIALS - 4.2%
Chemicals - 3.3%
100,000	Ashland Global Holdings Inc.	$10,107,000
37,698	Cabot Corp.	1,978,391
132,513	Codexis Inc.*	4,599,526
33,540	Ingevity Corp.*	2,411,861
21,789	Innospec Inc.	1,769,267
101,300	PPG Industries Inc.	15,617,421
23,235	Rogers Corp.*	6,334,326
86,074	Valvoline Inc.	2,932,541
	Total Chemicals	45,750,333
Iron/Steel - 0.0%
17,057	Cleveland-Cliffs Inc.*	347,110
Mining - 0.9%
24,733	Cameco Corp.	573,311
379,522	Energy Fuels Inc.*	3,305,637
223,325	Livent Corp.*	6,764,514
23,686	MP Materials Corp.*(a)	1,040,763
	Total Mining	11,684,225
	TOTAL BASIC MATERIALS	57,781,668
COMMUNICATIONS - 5.4%
Internet - 2.0%
196,158	Backblaze Inc., Class A Shares*(a)	4,211,512
10,233	Cargurus Inc., Class A Shares*	383,738
273,235	ChannelAdvisor Corp.*	6,833,607
20,393	Cogent Communications Holdings Inc.	1,528,047
100,473	Couchbase Inc.*(a)	3,320,633
118,177	Liquidity Services Inc.*	2,679,073
177,992	Perion Network Ltd.*	4,298,507
8,061	Revolve Group Inc., Class A Shares*	614,006
58,213	RumbleON Inc., Class B Shares*	2,296,503
167,206	Solo Brands Inc., Class A Shares*	2,792,340
	Total Internet	28,957,966
Media - 0.3%
214,625	TEGNA Inc.	4,238,844
Telecommunications - 3.1%
77,747	Aviat Networks Inc.*	2,436,591
169,529	Calix Inc.*	11,351,662
82,188	Cambium Networks Corp.*	2,236,335
75,035	Clearfield Inc.*	4,857,766
316,502	Harmonic Inc.*	3,402,396
42,000	Motorola Solutions Inc.	10,633,560
126,052	Sierra Wireless Inc.*	2,199,607
313,627	Viavi Solutions Inc.*	4,644,816
	Total Telecommunications	41,762,733
	TOTAL COMMUNICATIONS	74,959,543
CONSUMER CYCLICAL - 12.2%
Apparel - 1.3%
15,582	Carter's Inc.	1,574,249
83,500	Columbia Sportswear Co.	8,143,755
7,500	Crocs Inc.*	1,230,150
20,247	Oxford Industries Inc.	1,934,398

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - 94.3% - (continued)
CONSUMER CYCLICAL - 12.2% - (continued)
Apparel - 1.3% - (continued)
49,528	Steven Madden Ltd.	$2,350,104
81,670	Urban Outfitters Inc.*	2,586,489
	Total Apparel	17,819,145
Auto Parts & Equipment - 2.2%
24,046	Dorman Products Inc.*	2,668,625
2,585	Fox Factory Holding Corp.*	454,365
437,100	Gentex Corp.	15,049,353
7,398	Gentherm Inc.*	624,761
130,390	Goodyear Tire & Rubber Co.*	2,622,143
133,997	Shyft Group Inc.	6,513,594
30,047	XPEL Inc.*	2,160,079
	Total Auto Parts & Equipment	30,092,920
Distribution/Wholesale - 0.2%
25,428	Core & Main Inc., Class A Shares*	677,148
56,752	H&E Equipment Services Inc.	2,389,259
	Total Distribution/Wholesale	3,066,407
Entertainment - 0.9%
303,675	Everi Holdings Inc.*	6,298,220
62,046	Golden Entertainment Inc.*	2,848,532
57,907	NEOGAMES SA*	1,929,461
12,161	SeaWorld Entertainment Inc.*	717,377
	Total Entertainment	11,793,590
Food Service - 0.3%
258,778	Sovos Brands Inc.*	3,992,945
Home Builders - 0.7%
5,258	Century Communities Inc.	373,686
118,320	Skyline Champion Corp.*	9,258,540
	Total Home Builders	9,632,226
Home Furnishings - 1.0%
175,930	Arhaus Inc., Class A Shares*	1,704,762
100,800	Dolby Laboratories Inc., Class A Shares	8,407,728
59,900	Lovesac Co.*	3,790,472
	Total Home Furnishings	13,902,962
Leisure Time - 0.8%
59,490	Callaway Golf Co.*	1,603,850
109,495	Lindblad Expeditions Holdings Inc.*	1,534,025
88,110	Vista Outdoor Inc.*	3,847,764
184,495	Xponential Fitness Inc., Class A Shares*	3,588,428
	Total Leisure Time	10,574,067
Lodging - 1.0%
296,828	Full House Resorts Inc.*	2,659,579
423,502	Playa Hotels & Resorts NV*	3,015,334
105,100	Wyndham Hotels & Resorts Inc.	8,353,348
	Total Lodging	14,028,261
Retail - 3.8%
37,082	Abercrombie & Fitch Co., Class A Shares*	1,334,952
133,355	American Eagle Outfitters Inc.	3,452,561
171,634	Aspen Aerogels Inc.*	9,810,599
7,029	BlueLinx Holdings Inc.*	495,826
97,919	Boot Barn Holdings Inc.*	11,979,410
196,001	Brilliant Earth Group Inc., Class A Shares*(a)	3,114,456
23,168	Children's Place Inc.*	2,004,727

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - 94.3% - (continued)
CONSUMER CYCLICAL - 12.2% - (continued)
Retail - 3.8% - (continued)
7,384	Dutch Bros Inc., Class A Shares*(a)	$390,171
49,061	Kura Sushi USA Inc., Class A Shares*	3,120,280
57,678	Movado Group Inc.	2,588,012
34,669	Murphy USA Inc.	6,009,178
7,011	National Vision Holdings Inc.*	336,808
81,373	OptimizeRx Corp.*	5,289,245
4,520	Papa John's International Inc.	551,078
98,921	Portillo's Inc., Class A Shares*(a)	4,031,031
	Total Retail	54,508,334
	TOTAL CONSUMER CYCLICAL	169,410,857
CONSUMER NON-CYCLICAL - 20.0%
Beverages - 2.0%
113,951	Celsius Holdings Inc.*	7,795,388
202,100	Coca-Cola Europacific Partners PLC	9,977,677
199,074	Duckhorn Portfolio Inc.*	3,824,212
50,533	MGP Ingredients Inc.	3,940,563
140,119	Vita Coco Co., Inc.*	1,891,607
	Total Beverages	27,429,447
Biotechnology - 4.8%
46,414	Apellis Pharmaceuticals Inc.*	1,953,101
80,686	Applied Therapeutics Inc.*	926,275
200,159	Avid Bioservices Inc.*	6,116,859
3,271	Beam Therapeutics Inc.*	258,900
23,111	Bicycle Therapeutics PLC, ADR*	1,242,216
2,859	Biohaven Pharmaceutical Holding Co., Ltd.*	320,894
73,252	Biomea Fusion Inc.*(a)	884,152
5,834	Blueprint Medicines Corp.*	561,231
71,446	C4 Therapeutics Inc.*	2,652,076
90,991	Celldex Therapeutics Inc.*	3,466,757
287,456	Crinetics Pharmaceuticals Inc.*	7,853,298
72,574	Day One Biopharmaceuticals Inc.*(a)	1,333,184
125,898	DICE Therapeutics Inc.*(a)	3,983,413
85,390	Dynavax Technologies Corp.*	1,379,049
54,102	Elevation Oncology Inc.*	351,122
91,122	EyePoint Pharmaceuticals Inc.*(a)	1,439,728
10,263	Halozyme Therapeutics Inc.*	337,447
63,878	Imago Biosciences Inc.*	1,428,951
151,995	IVERIC bio Inc.*	2,222,167
45,271	Kymera Therapeutics Inc.*	2,513,446
3,148	Mirati Therapeutics Inc.*	430,552
123,016	Nuvalent Inc., Class A Shares*(a)	2,623,931
240,560	Relay Therapeutics Inc.*	7,077,275
110,030	SpringWorks Therapeutics Inc.*	7,905,656
76,066	VectivBio Holding AG*	291,333
114,871	Ventyx Biosciences Inc.*	2,257,215
221,797	Xenon Pharmaceuticals Inc.*	5,921,980
	Total Biotechnology	67,732,208
Commercial Services - 4.3%
238,493	AirSculpt Technologies Inc.*	2,694,971
10,449	AMN Healthcare Services Inc.*	1,191,290
114,400	Booz Allen Hamilton Holding Corp., Class A Shares	9,602,736
225,812	Cross Country Healthcare Inc.*	5,907,242

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - 94.3% - (continued)
CONSUMER NON-CYCLICAL - 20.0% - (continued)
Commercial Services - 4.3% - (continued)
199,152	European Wax Center Inc., Class A Shares*	$5,371,129
132,100	Global Payments Inc.	15,725,184
3,311	Herc Holdings Inc.	564,360
53,844	Huron Consulting Group Inc.*	2,460,132
60,497	Kelly Services Inc., Class A Shares	1,019,979
69,877	Korn Ferry	5,082,853
262,160	Performant Financial Corp.*	705,210
72,300	Quanta Services Inc.	8,226,294
28,055	ZipRecruiter Inc., Class A Shares*	775,721
	Total Commercial Services	59,327,101
Cosmetics/Personal Care - 0.6%
301,018	Beauty Health Co.*	7,814,427
Food - 1.5%
35,936	Cal-Maine Foods Inc.	1,295,852
32,431	Hain Celestial Group Inc.*	1,278,754
369,206	Hostess Brands Inc., Class A Shares*	6,272,810
51,805	Ingredion Inc.	4,824,600
15,057	Krispy Kreme Inc.(a)	219,079
33,516	Performance Food Group Co.*	1,351,030
135,621	Real Good Food Co., Inc., Class A Shares*	1,091,749
107,491	TreeHouse Foods Inc.*	3,944,920
	Total Food	20,278,794
Healthcare-Products - 3.5%
204,746	Alphatec Holdings Inc.*	2,272,681
5,417	AtriCure Inc.*	343,438
18,846	Axonics Inc.*	1,025,411
104,700	Bruker Corp.	8,479,653
25,755	Cutera Inc.*	897,819
188,000	DENTSPLY SIRONA Inc.	9,163,120
92,610	Envista Holdings Corp.*	3,593,268
5,020	Inmode Ltd.*	381,520
16,261	Inspire Medical Systems Inc.*	3,630,593
46,410	Integra LifeSciences Holdings Corp.*	2,967,920
28,808	Natera Inc.*	2,634,780
35,570	NuVasive Inc.*	1,709,494
24,200	PerkinElmer Inc.	4,408,272
1,360	Repligen Corp.*	389,640
157,816	SeaSpine Holdings Corp.*	2,119,469
3,432	Shockwave Medical Inc.*	618,584
79,483	SI-BONE Inc.*	1,530,048
52,523	Treace Medical Concepts Inc.*	909,173
	Total Healthcare-Products	47,074,883
Healthcare-Services - 1.4%
29,300	Humana Inc.	12,297,503
67,268	Inotiv Inc.*(a)	3,497,936
13,349	Invitae Corp.*(a)	226,933
5,183	Medpace Holdings Inc.*	1,075,006
60,155	RadNet Inc.*	1,621,779
189,568	Thorne HealthTech Inc.*	1,592,371
	Total Healthcare-Services	20,311,528
Household Products/Wares - 0.2%
28,283	Spectrum Brands Holdings Inc.	2,831,128

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - 94.3% - (continued)
CONSUMER NON-CYCLICAL - 20.0% - (continued)
Pharmaceuticals - 1.7%
103,790	Centessa Pharmaceuticals PLC, ADR*(a)	$1,229,911
212,554	Cytokinetics Inc.*	8,361,874
17,010	Intellia Therapeutics Inc.*	1,956,320
133,841	Merus NV*	3,481,204
44,691	Morphic Holding Inc.*	2,131,761
78,970	Prestige Consumer Healthcare Inc.*	4,418,372
300,452	ProQR Therapeutics NV*	2,121,191
	Total Pharmaceuticals	23,700,633
	TOTAL CONSUMER NON-CYCLICAL	276,500,149
DIVERSIFIED - 0.2%
SPACs - 0.2%
196,483	CM Life Sciences III Inc.*(a)	2,039,494
ENERGY - 3.8%
Energy-Alternate Sources - 0.6%
101,232	Aemetis Inc.*(a)	1,899,112
12,538	Fluence Energy Inc., Class A Shares*	397,329
168,714	Green Plains Inc.*	6,520,796
18,866	Sunnova Energy International Inc.*	697,476
	Total Energy-Alternate Sources	9,514,713
Oil & Gas - 2.4%
65,819	Civitas Resources Inc.	3,364,009
67,248	Helmerich & Payne Inc.	1,509,718
37,263	Magnolia Oil & Gas Corp., Class A Shares	706,879
195,100	Marathon Petroleum Corp.	11,871,835
121,652	Matador Resources Co.	4,777,274
143,800	Ovintiv Inc.	4,998,488
69,436	PDC Energy Inc.	3,501,658
44,837	Ranger Oil Corp., Class A Shares*	1,207,012
	Total Oil & Gas	31,936,873
Oil & Gas Services - 0.8%
462,900	Baker Hughes Co., Class A Shares	10,804,086
90,087	Select Energy Services Inc., Class A Shares*	516,199
	Total Oil & Gas Services	11,320,285
	TOTAL ENERGY	52,771,871
FINANCIAL - 18.4%
Banks - 7.4%
12,691	Bancorp Inc.*	358,775
133,754	Bank of NT Butterfield & Son Ltd.	4,926,160
149,911	BankUnited Inc.	5,942,472
37,154	Customers Bancorp Inc.*	2,141,557
12,300	First Citizens BancShares Inc., Class A Shares	9,888,954
85,508	Live Oak Bancshares Inc.	7,618,763
75,120	Meta Financial Group Inc.	4,489,922
48,991	Metropolitan Bank Holding Corp.*	4,650,716
299,391	PacWest Bancorp	13,394,753
74,655	Pinnacle Financial Partners Inc.	7,122,833
26,000	Signature Bank	7,859,800
24,080	Silvergate Capital Corp., Class A Shares*	4,923,878
62,004	Triumph Bancorp Inc.*	7,896,209
294,704	Umpqua Holdings Corp.	5,617,058
101,759	Univest Financial Corp.	2,805,496

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - 94.3% - (continued)
FINANCIAL - 18.4% - (continued)
Banks - 7.4% - (continued)
68,199	Western Alliance Bancorp	$7,486,886
69,781	Wintrust Financial Corp.	6,107,931
	Total Banks	103,232,163
Diversified Financial Services - 1.4%
27,585	CI Financial Corp.	607,146
65,759	Cowen Inc., Class A Shares	2,326,553
7,049	Flywire Corp.*	286,471
51,300	Raymond James Financial Inc.	5,042,277
10,959	StepStone Group Inc., Class A Shares	453,374
243,600	Synchrony Financial	10,910,844
	Total Diversified Financial Services	19,626,665
Equity Real Estate Investment Trusts (REITs) - 3.8%
60,873	American Campus Communities Inc.	3,149,569
293,900	American Homes 4 Rent, Class A Shares	11,782,451
382,300	Americold Realty Trust	12,478,272
337,420	Chimera Investment Corp.	5,364,978
156,623	Columbia Property Trust Inc.	3,007,162
70,723	Corporate Office Properties Trust	1,814,752
91,532	Dynex Capital Inc.	1,530,415
152,594	Lexington Realty Trust	2,296,540
30,500	SBA Communications Corp., Class A Shares	10,485,900
	Total Equity Real Estate Investment Trusts (REITs)	51,910,039
Insurance - 4.5%
121,987	BRP Group Inc., Class A Shares*	4,518,398
35,005	Hanover Insurance Group Inc.	4,261,859
161,500	Hartford Financial Services Group Inc.	10,675,150
377,801	MGIC Investment Corp.	5,326,994
144,200	Progressive Corp.	13,401,948
71,600	Willis Towers Watson PLC	16,170,144
91,300	WR Berkley Corp.	6,997,232
	Total Insurance	61,351,725
Private Equity - 0.3%
261,836	Hercules Capital Inc.(a)	4,304,584
Real Estate - 0.5%
443,262	Newmark Group Inc., Class A Shares	7,118,788
Savings & Loans - 0.5%
273,280	Sterling Bancorp	6,780,077
	TOTAL FINANCIAL	254,324,041
INDUSTRIAL - 17.4%
Aerospace/Defense - 0.4%
56,062	BWX Technologies Inc.	2,674,157
49,231	Hexcel Corp.*	2,529,489
	Total Aerospace/Defense	5,203,646
Building Materials - 1.5%
30,199	Hayward Holdings Inc.*	739,272
25,300	Martin Marietta Materials Inc.	10,208,803
36,777	Masonite International Corp.*	3,935,139
17,598	Summit Materials Inc., Class A Shares*	656,405
168,800	Zurn Water Solutions Corp.	5,916,440
	Total Building Materials	21,456,059
Electrical Components & Equipment - 0.3%
45,359	Belden Inc.	2,797,290

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - 94.3% - (continued)
INDUSTRIAL - 17.4% - (continued)
Electrical Components & Equipment - 0.3% - (continued)
33,679	Energizer Holdings Inc.	$1,252,522
878	Generac Holdings Inc.*	369,849
	Total Electrical Components & Equipment	4,419,661
Electronics - 3.1%
7,220	Atkore Inc.*	768,930
124,431	Camtek Ltd.*(a)	5,738,758
131,000	Fortive Corp.	9,676,970
42,100	Hubbell Inc., Class B Shares	8,238,970
36,742	Vicor Corp.*	5,271,007
119,100	Woodward Inc.	12,600,780
	Total Electronics	42,295,415
Engineering & Construction - 0.6%
18,047	EMCOR Group Inc.	2,153,729
5,038	Exponent Inc.	586,927
5,600	Latham Group Inc.*	144,312
27,679	NV5 Global Inc.*	3,639,789
22,239	WillScot Mobile Mini Holdings Corp.*	847,084
	Total Engineering & Construction	7,371,841
Environmental Control - 1.5%
61,823	Clean Harbors Inc.*	6,271,325
145,494	Energy Recovery Inc.*	3,091,748
17,635	Evoqua Water Technologies Corp.*	793,222
118,004	Harsco Corp.*	1,720,498
211,169	Li-Cycle Holdings Corp.*(a)	2,633,277
98,977	Montrose Environmental Group Inc.*	7,248,086
3,661	Tetra Tech Inc.	676,113
	Total Environmental Control	22,434,269
Hand/Machine Tools - 1.3%
61,135	Regal Rexnord Corp.	9,665,444
45,300	Stanley Black & Decker Inc.	7,916,628
	Total Hand/Machine Tools	17,582,072
Machinery-Construction & Mining - 1.3%
686,100	Vertiv Holdings Co., Class A Shares	17,591,604
Machinery-Diversified - 3.0%
78,547	Agrify Corp.*(a)	1,205,696
69,050	Altra Industrial Motion Corp.	3,639,625
98,531	Cactus Inc., Class A Shares	3,596,382
16,944	Chart Industries Inc.*	2,957,575
51,518	CIRCOR International Inc.*	1,388,410
230,812	Gates Industrial Corp. PLC*	3,699,916
160,100	Ingersoll Rand Inc.	9,340,234
7,528	Kornit Digital Ltd.*	1,166,162
17,225	Nordson Corp.	4,378,423
106,120	Ranpak Holdings Corp., Class A Shares*	4,205,536
43,806	SPX FLOW Inc.	3,658,239
	Total Machinery-Diversified	39,236,198
Metal Fabricate/Hardware - 0.4%
33,174	Standex International Corp.	3,417,254
52,912	Xometry Inc., Class A Shares*(a)	2,630,256
	Total Metal Fabricate/Hardware	6,047,510
Miscellaneous Manufacturers - 2.3%
2,914	Axon Enterprise Inc.*	491,854

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - 94.3% - (continued)
INDUSTRIAL - 17.4% - (continued)
Miscellaneous Manufacturers - 2.3% - (continued)
75,455	Enerpac Tool Group Corp., Class A Shares	$1,592,855
42,907	EnPro Industries Inc.	4,376,514
32,699	Hillenbrand Inc.	1,458,375
135,234	ITT Inc.	12,790,432
41,900	Parker-Hannifin Corp.	12,656,314
	Total Miscellaneous Manufacturers	33,366,344
Packaging & Containers - 0.5%
111,268	Karat Packaging Inc.*	2,446,783
195,836	O-I Glass Inc.*	2,167,905
47,122	Silgan Holdings Inc.	1,954,149
	Total Packaging & Containers	6,568,837
Transportation - 1.2%
96,800	Canadian Pacific Railway Ltd.	6,778,904
83,076	CryoPort Inc.*	5,519,569
32,168	Forward Air Corp.	3,176,590
3,185	Saia Inc.*	1,054,808
	Total Transportation	16,529,871
	TOTAL INDUSTRIAL	240,103,327
TECHNOLOGY - 9.6%
Computers - 2.0%
12,731	CACI International Inc., Class A Shares*	3,302,803
2,206	CyberArk Software Ltd.*	381,307
46,923	Endava PLC, ADR*	7,345,326
22,960	ExlService Holdings Inc.*	2,981,815
350,762	Grid Dynamics Holdings Inc.*	13,760,393
16,321	KBR Inc.	718,124
2,856	Zscaler Inc.*	990,946
	Total Computers	29,480,714
Semiconductors - 5.9%
10,281	Ambarella Inc.*	1,845,645
126,888	Axcelis Technologies Inc.*	7,844,216
120,101	Impinj Inc.*	9,003,972
16,790	Lattice Semiconductor Corp.*	1,274,865
32,911	MACOM Technology Solutions Holdings Inc.*	2,366,630
83,700	Marvell Technology Inc.	5,956,929
13,687	MaxLinear Inc., Class A Shares*	921,546
104,000	MKS Instruments Inc.	15,824,640
65,500	NXP Semiconductors NV	14,630,080
31,832	SiTime Corp.*	9,501,215
82,058	SMART Global Holdings Inc.*	4,678,947
2,646	Synaptics Inc.*	746,807
114,429	Ultra Clean Holdings Inc.*	6,271,854
	Total Semiconductors	80,867,346
Software - 1.7%
4,066	DigitalOcean Holdings Inc.*	409,894
89,057	Docebo Inc.*	6,344,421
7,283	Freshworks Inc., Class A Shares*	256,507
62,254	HireRight Holdings Corp.*	1,155,434
2,509	Monday.com Ltd.*(a)	902,738
46,575	Motorsport Games Inc., Class A Shares*	435,942
63,073	Phreesia Inc.*	3,638,051
106,463	PubMatic Inc., Class A Shares*(a)	4,191,448

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - 94.3% - (continued)
TECHNOLOGY – 9.6% - (continued)
Software - 1.7% - (continued)
271,379	Rackspace Technology Inc.*	$3,869,865
51,918	Sophia Genetics SA*(a)	725,814
5,435	Sprout Social Inc., Class A Shares*	606,981
	Total Software	22,537,095
	TOTAL TECHNOLOGY	132,885,155
UTILITIES - 3.1%
Electric - 3.0%
118,300	Ameren Corp.	9,652,097
6,565	Ameresco Inc., Class A Shares*	593,016
42,707	Black Hills Corp.	2,738,373
298,400	CenterPoint Energy Inc.	7,731,544
34,372	IDACORP Inc.	3,595,999
133,650	Portland General Electric Co.	6,504,745
161,700	Xcel Energy Inc.	10,305,141
	Total Electric	41,120,915
Gas - 0.1%
31,055	Spire Inc.	1,858,642
	TOTAL UTILITIES	42,979,557
	TOTAL COMMON STOCKS
	(Cost - $1,027,404,723)	1,303,755,662
EXCHANGE TRADED FUNDS (ETFs) - 3.2%
160,784	iShares Russell 2000(a)	35,078,245
118,894	iShares Russell Mid-Capital	9,512,709
	TOTAL EXCHANGE TRADED FUNDS (ETFs)
	(Cost - $37,399,969)	44,590,954
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $1,064,804,692)	1,348,346,616

Face Amount

SHORT-TERM INVESTMENTS - 3.0%
TIME DEPOSITS - 3.0%
$11,027,861	Barclays Bank PLC - London, 0.005% due 12/1/21	11,027,861
15,087,368	DnB NORBank ASA - Oslo, 0.005% due 12/1/21	15,087,368
5,480,678	Royal Bank of Canada - Toronto, 0.005% due 12/1/21	5,480,678
3,643,442	Skandinaviska Enskilda Banken AB - Stockholm, 0.005% due 12/1/21	3,643,442
6,339,154	Sumitomo Mitsui Banking Corp. - Tokyo, 0.005% due 12/1/21	6,339,154
	TOTAL TIME DEPOSITS
	(Cost - $41,578,503)	41,578,503

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Small-Mid Cap Equity Fund (concluded)

Shares/Units	Security	Value
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 5.1%
MONEY MARKET FUND - 5.1%
71,074,582	Federated Government Obligations Fund, Premier Class, 0.025%(b)
	(Cost - $71,074,582)	$71,074,582
	TOTAL INVESTMENTS - 105.6%
	(Cost - $1,177,457,777)	1,460,999,701
	Liabilities in Excess of Other Assets - (5.6)%	(76,847,327)
	TOTAL NET ASSETS - 100.0%	$1,384,152,374

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Represents investment of collateral received from securities lending transactions.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
PLC	—	Public Limited Company

Summary of Investments by Security Sector^
Consumer Non-cyclical	18.9%
Financial	17.4
Industrial	16.4
Consumer Cyclical	11.6
Technology	9.1
Communications	5.1
Basic Materials	4.0
Energy	3.6
Utilities	3.0
Diversified	0.1
Exchange Traded Funds (ETFs)	3.1
Short-Term Investments	2.8
Money Market Fund	4.9
100.0%

^ As a percentage of total investments.

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Equity Income Fund

Shares/Units	Security	Value
COMMON STOCKS - 86.1%
BASIC MATERIALS - 3.5%
Chemicals - 2.0%
11,589	Air Liquide SA	$1,917,118
42,253	DuPont de Nemours Inc.	3,125,032
57,721	Nutrien Ltd.	3,821,190
	Total Chemicals	8,863,340
Mining - 1.5%
77,946	BHP Group PLC	2,135,631
16,925	Newmont Corp.	929,521
34,150	Rio Tinto PLC, ADR	2,140,863
21,225	Southern Copper Corp.	1,241,662
	Total Mining	6,447,677
	TOTAL BASIC MATERIALS	15,311,017
COMMUNICATIONS - 7.0%
Advertising - 0.4%
121,100	Hakuhodo DY Holdings Inc.	1,802,172
Internet - 0.1%
6,300	Cogent Communications Holdings Inc.	472,059
Media - 0.6%
51,333	Comcast Corp., Class A Shares	2,565,623
Telecommunications - 5.9%
88,094	AT&T Inc.*	2,011,186
122,425	BCE Inc.	6,160,297
56,504	Cisco Systems Inc.	3,098,679
19,475	Corning Inc.	722,328
35,636	SK Telecom Co., Ltd.	1,642,846
60,700	TELUS Corp.	1,387,602
98,826	Verizon Communications Inc.	4,967,983
3,662,268	Vodafone Group PLC	5,310,703
	Total Telecommunications	25,301,624
	TOTAL COMMUNICATIONS	30,141,478
CONSUMER CYCLICAL - 6.7%
Apparel - 0.2%
13,425	VF Corp.	962,975
Auto Manufacturers - 0.6%
41,185	General Motors Co.*	2,383,376
Distribution/Wholesale - 0.7%
84,600	Mitsui & Co., Ltd.	1,903,492
5,000	Watsco Inc.	1,463,550
	Total Distribution/Wholesale	3,367,042
Home Builders - 0.4%
35,490	PulteGroup Inc.	1,775,565
Home Furnishings - 0.5%
48,950	Leggett & Platt Inc.	1,977,091
Housewares - 0.3%
57,800	Newell Brands Inc.	1,240,966
Retail - 3.4%
8,725	Best Buy Co., Inc.	932,353
13,043	Darden Restaurants Inc.	1,799,282
2,700	Home Depot Inc.	1,081,647
55,549	Industria de Diseno Textil SA	1,750,525
8,025	Lowe's Cos., Inc.	1,962,835
4,700	McDonald's Corp.	1,149,620

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
CONSUMER CYCLICAL - 6.7% - (continued)
Retail - 3.4% - (continued)
1,242,010	Topsports International Holdings Ltd.	$1,433,997
43,125	Walgreens Boots Alliance Inc.	1,932,000
20,153	Walmart Inc.	2,834,116
	Total Retail	14,876,375
Toys/Games/Hobbies - 0.6%
5,395	Nintendo Co., Ltd.	2,396,340
	TOTAL CONSUMER CYCLICAL	28,979,730
CONSUMER NON-CYCLICAL - 21.7%
Agriculture - 3.3%
198,120	British American Tobacco PLC	6,653,927
89,127	Philip Morris International Inc.	7,659,574
	Total Agriculture	14,313,501
Beverages - 1.7%
55,856	Coca-Cola Co.	2,929,647
28,435	PepsiCo Inc.	4,543,344
	Total Beverages	7,472,991
Biotechnology - 1.9%
10,490	Amgen Inc.	2,086,251
90,075	Gilead Sciences Inc.	6,208,870
	Total Biotechnology	8,295,121
Commercial Services - 0.3%
425	SGS SA, Class Registered Shares	1,284,507
Cosmetics/Personal Care - 1.7%
32,600	Kao Corp.	1,670,956
6,350	Procter & Gamble Co.	918,083
94,543	Unilever PLC	4,850,580
	Total Cosmetics/Personal Care	7,439,619
Food - 1.6%
38,975	Flowers Foods Inc.	1,006,334
55,390	General Mills Inc.	3,421,440
14,025	Kellogg Co.	858,050
824,000	Tingyi Cayman Islands Holding Corp.	1,595,660
	Total Food	6,881,484
Healthcare-Products - 0.6%
22,814	Medtronic PLC	2,434,254
Healthcare-Services - 1.2%
8,729	Anthem Inc.	3,545,982
29,617	Fresenius Medical Care AG & Co. KGaA	1,774,378
	Total Healthcare-Services	5,320,360
Household Products/Wares - 0.6%
20,400	Kimberly-Clark Corp.	2,658,324
Pharmaceuticals - 8.8%
115,414	AbbVie Inc.	13,304,926
25,060	AstraZeneca PLC	2,750,760
37,525	AstraZeneca PLC, ADR	2,057,496
24,850	Bristol-Myers Squibb Co.	1,332,705
39,025	Cardinal Health Inc.	1,804,126
26,900	CVS Health Corp.	2,395,714
100,743	GlaxoSmithKline PLC	2,042,582
11,100	Johnson & Johnson*	1,730,823
75,760	Merck & Co., Inc.	5,675,182
87,215	Pfizer Inc.	4,686,062

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL - 21.7% - (continued)
Pharmaceuticals - 8.8% - (continued)
3,330	Sanofi	$316,787
	Total Pharmaceuticals	38,097,163
	TOTAL CONSUMER NON-CYCLICAL	94,197,324
ENERGY - 9.2%
Energy-Alternate Sources - 0.2%
11,650	NextEra Energy Partners LP	990,832
Oil & Gas - 6.0%
113,199	Chevron Corp.	12,776,771
30,550	ConocoPhillips	2,142,471
122,520	Exxon Mobil Corp.	7,331,597
10,075	Pioneer Natural Resources Co.	1,796,574
37,900	TotalEnergies SE	1,742,523
	Total Oil & Gas	25,789,936
Pipelines - 3.0%
162,525	Enbridge Inc.	6,096,993
148,877	Enterprise Products Partners LP	3,184,479
73,251	TC Energy Corp.	3,435,370
16,825	Williams Cos., Inc.	450,742
	Total Pipelines	13,167,584
	TOTAL ENERGY	39,948,352
FINANCIAL - 17.4%
Banks - 9.1%
225,938	Bank Leumi Le-Israel BM	2,181,508
20,125	Canadian Imperial Bank of Commerce	2,243,812
43,098	Citigroup Inc.	2,745,343
40,250	Citizens Financial Group Inc.	1,902,617
129,765	Huntington Bancshares Inc.	1,925,713
188,064	ING Groep NV	2,596,621
32,863	JPMorgan Chase & Co.	5,219,630
212,450	KeyCorp	4,767,378
22,150	Morgan Stanley	2,100,263
170,598	Nordea Bank Abp	2,023,315
226,011	Oversea-Chinese Banking Corp., Ltd.	1,820,513
11,575	PNC Financial Services Group Inc.	2,280,275
57,740	Regions Financial Corp.	1,313,585
34,910	Truist Financial Corp.	2,070,512
34,573	US Bancorp	1,913,270
65,245	Wells Fargo & Co.	3,117,406
	Total Banks	40,221,761
Diversified Financial Services - 2.1%
21,275	Amundi SA(a)	1,765,926
11,525	CME Group Inc., Class A Shares	2,541,493
11,273	Deutsche Boerse AG	1,772,456
37,975	Virtu Financial Inc., Class A Shares	1,070,136
102,673	Western Union Co.	1,624,287
	Total Diversified Financial Services	8,774,298
Equity Real Estate Investment Trusts (REITs) - 4.1%
7,025	Alexandria Real Estate Equities Inc.	1,405,492
36,625	American Campus Communities Inc.	1,894,977
96,050	Brixmor Property Group Inc.	2,184,177
9,150	Camden Property Trust	1,511,671
10,025	Crown Castle International Corp.	1,821,041
19,175	CyrusOne Inc.	1,706,958

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
FINANCIAL - 17.4% - (continued)
Equity Real Estate Investment Trusts (REITs) - 4.1% - (continued)
18,675	Duke Realty Corp.	$1,089,313
44,725	MGM Growth Properties LLC, Class A Shares	1,637,382
37,572	National Retail Properties Inc.	1,656,925
7,125	Prologis Inc.	1,074,094
14,250	Terreno Realty Corp.	1,085,138
	Total Equity Real Estate Investment Trusts (REITs)	17,067,168
Insurance - 1.8%
42,364	Ageas SA/NV	2,183,925
8,483	Allianz SE, Class Registered Shares	1,849,604
8,769	Everest Re Group Ltd.	2,248,196
4,043	Zurich Insurance Group AG	1,668,243
	Total Insurance	7,949,968
Investment Companies - 0.3%
23,038	SK Square Co., Ltd.*(b)	1,324,034
	TOTAL FINANCIAL	75,337,229
INDUSTRIAL - 5.9%
Aerospace/Defense - 2.1%
379,326	BAE Systems PLC	2,755,099
10,185	General Dynamics Corp.	1,924,659
7,725	Lockheed Martin Corp.	2,574,897
20,925	Raytheon Technologies Corp.	1,693,251
	Total Aerospace/Defense	8,947,906
Machinery-Construction & Mining - 0.7%
4,650	Caterpillar Inc.	899,078
80,095	Sandvik AB	1,980,261
	Total Machinery-Construction & Mining	2,879,339
Machinery-Diversified - 0.2%
7,375	AGCO Corp.	812,799
Miscellaneous Manufacturers - 2.0%
9,525	3M Co.	1,619,631
19,219	Eaton Corp. PLC	3,114,631
24,279	Siemens AG, Class Registered Shares	3,888,622
	Total Miscellaneous Manufacturers	8,622,884
Transportation - 0.9%
68,145	Deutsche Post AG, Class Registered Shares	4,029,223
	TOTAL INDUSTRIAL	25,292,151
TECHNOLOGY - 5.5%
Computers - 0.5%
9,833	Capgemini SE	2,274,869
Semiconductors - 3.0%
6,363	Broadcom Inc.	3,523,066
37,718	Intel Corp.	1,855,726
59,000	MediaTek Inc.	2,136,272
6,825	QUALCOMM Inc.	1,232,322
37,066	Samsung Electronics Co., Ltd.	2,011,869
11,375	Texas Instruments Inc.	2,188,209
	Total Semiconductors	12,947,464
Software - 2.0%
11,761	Microsoft Corp.	3,888,069
33,698	Oracle Corp.	3,057,756

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
TECHNOLOGY - 5.5% - (continued)
Software - 2.0% - (continued)
12,425	Paychex Inc.	$1,481,060
	Total Software	8,426,885
	TOTAL TECHNOLOGY	23,649,218
UTILITIES - 9.2%
Electric - 9.2%
16,375	Ameren Corp.	1,336,036
26,705	American Electric Power Co., Inc.	2,164,440
89,825	CenterPoint Energy Inc.	2,327,366
96,613	Dominion Energy Inc.	6,878,846
55,280	Duke Energy Corp.	5,362,713
446,409	National Grid PLC	5,941,925
22,600	NextEra Energy Inc.	1,961,228
132,600	PPL Corp.	3,690,258
44,025	Public Service Enterprise Group Inc.	2,751,122
7,050	Sempra Energy	845,083
94,085	Southern Co.	5,748,594
10,150	WEC Energy Group Inc.	882,340
	Total Electric	39,889,951
	TOTAL UTILITIES	39,889,951
	TOTAL COMMON STOCKS
	(Cost - $333,173,638)	372,746,450
EXCHANGE TRADED FUNDS (ETFs) - 10.2%
408,489	iShares Core Dividend Growth(c)	21,388,484
51,729	iShares Core High Dividend(c)	4,897,702
297,130	JPMorgan Equity Premium Income	17,997,164
	TOTAL EXCHANGE TRADED FUNDS (ETFs)
	(Cost - $36,056,148)	44,283,350
CONVERTIBLE PREFERRED STOCKS - 1.5%
CONSUMER NON-CYCLICAL - 0.4%
Healthcare-Products - 0.4%
14,013	Avantor Inc., 6.250%	1,690,248
TECHNOLOGY - 1.1%
Semiconductors - 0.8%
2,063	Broadcom Inc., 8.000%	3,580,667
Software - 0.3%
19,500	Change Healthcare Inc., 6.000%	1,313,715
	TOTAL TECHNOLOGY	4,894,382
	TOTAL CONVERTIBLE PREFERRED STOCKS
	(Cost - $4,807,413)	6,584,630
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $374,037,199)	423,614,430

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Equity Income Fund (concluded)

Face Amount	Security	Value
SHORT-TERM INVESTMENTS - 2.2%
TIME DEPOSITS - 2.2%
$7,703,917	BNP Paribas - Paris, 0.005% due 12/1/21	$7,703,917
45	DnB NORBank ASA - Oslo, 0.005% due 12/1/21	45
1,097,723	Skandinaviska Enskilda Banken AB - Stockholm, 0.005% due 12/1/21	1,097,723
827,810	Sumitomo Mitsui Banking Corp. - Tokyo, 0.005% due 12/1/21	827,810
	TOTAL TIME DEPOSITS
	(Cost - $9,629,495)	9,629,495

Shares/Units

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.0%
MONEY MARKET FUND - 0.0%
59,840	Federated Government Obligations Fund, Premier Class, 0.025%(d)
	(Cost - $59,840)	$59,840
	TOTAL INVESTMENTS - 100.0%
	(Cost - $383,726,533)	433,303,765
	Other Assets in Excess of Liabilities - 0.0%	119,591
	TOTAL NET ASSETS - 100.0%	$433,423,356

*	Non-income producing security.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2021, amounts to $1,765,926 and represents 0.41% of net assets.
(b)	Illiquid security. The aggregate value of illiquid holdings at November 30, 2021, amounts to $1,324,034 and represents 0.31% of net assets.
(c)	All or a portion of this security is on loan.
(d)	Represents investment of collateral received from securities lending transactions.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
LLC	—	Limited Liability Company
LP	—	Limited Partnership
PLC	—	Public Limited Company

Summary of Investments by Security Sector^
Consumer Non-cyclical	22.1%
Financial	17.4
Energy	9.2
Utilities	9.2
Communications	7.0
Consumer Cyclical	6.7
Technology	6.6
Industrial	5.9
Basic Materials	3.5
Exchange Traded Funds (ETFs)	10.2
Short-Term Investments	2.2
Money Market Fund	0.0 *
100.0%

^ As a percentage of total investments.

* Position represents less than 0.05%.

Schedules of Investments
November 30, 2021 (unaudited)

Destinations International Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 96.0%
Australia - 0.5%
715,475	Elmo Software Ltd.*(a)	$2,665,797
587,255	Johns Lyng Group Ltd.	3,055,939
192,282	Pro Medicus Ltd.	8,369,084
	Total Australia	14,090,820
Austria - 0.1%
55,128	Erste Group Bank AG	2,403,261
Bermuda - 0.1%
109,588	Golar LNG Ltd.*	1,293,139
151,096	Hiscox Ltd.	1,659,565
	Total Bermuda	2,952,704
Brazil - 1.2%
1,239,538	Aeris Industria E Comercio de Equipamentos Para Geracao de Energia SA*	1,730,490
118,810	Afya Ltd., Class A Shares*	1,681,161
492,108	Americanas SA*	2,653,562
140,883	Banco Inter SA	907,751
319,786	Localiza Rent a Car SA	2,906,732
1,294,943	Magazine Luiza SA	1,796,325
221,415	Notre Dame Intermedica Participacoes SA	2,420,133
268,408	Rede D'Or Sao Luiz SA(b)	2,394,855
94,853	StoneCo Ltd., Class A Shares*	1,479,707
912,455	Suzano SA*	9,113,353
120,785	XP Inc., Class A Shares*	3,464,114
	Total Brazil	30,548,183
Canada - 2.5%
65,411	Agnico Eagle Mines Ltd.	3,260,183
72,500	Canadian Pacific Railway Ltd.(a)	5,077,175
840	Constellation Software Inc.	1,429,108
26,034	Definity Financial Corp.*	564,224
15,496	Descartes Systems Group Inc.*	1,245,720
290,000	Enbridge Inc.	10,879,114
155,274	Equitable Group Inc.(a)	9,063,777
86,726	Franco-Nevada Corp.	11,891,097
3,544	Shopify Inc., Class A Shares*	5,393,224
97,326	Sun Life Financial Inc.	5,167,004
48,674	TELUS International CDA Inc.*	1,702,914
72,236	TMX Group Ltd.	7,009,037
65,102	Wheaton Precious Metals Corp.	2,721,989
	Total Canada	65,404,566
China - 7.2%
145,126	Alibaba Group Holding Ltd., ADR*	18,507,919
22,476	Baidu Inc., ADR*	3,367,804
413,316	Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A Shares(c)	2,556,365
591,300	BTG Hotels Group Co., Ltd., Class A Shares*(c)	2,152,711
1,934,427	China Conch Venture Holdings Ltd.	9,439,376
1,459,311	China Mengniu Dairy Co., Ltd.*	8,120,037
2,725,694	China Molybdenum Co., Ltd., Class A Shares(c)	2,511,792
1,721,430	China Molybdenum Co., Ltd., Class H Shares(d)	1,052,877
116,380	China Tourism Group Duty Free Corp., Ltd, Class A Shares(c)	3,753,373
592,885	Estun Automation Co., Ltd., Class A Shares(c)	2,546,128
56,756	GDS Holdings Ltd., ADR*	3,180,606
180,183	GDS Holdings Ltd., Class A Shares*	1,267,597
223,550	Glodon Co., Ltd., Class A Shares(c)	2,249,502
545,100	Gree Electric Appliances Inc. of Zhuhai, Class A Shares(c)	2,953,924

Schedules of Investments
November 30, 2021 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
China - 7.2% - (continued)
186,448	Hangzhou Tigermed Consulting Co., Ltd., Class A Shares(c)	$4,022,439
934,137	Han's Laser Technology Industry Group Co., Ltd., Class A Shares(c)	6,592,862
748,651	Hua Hong Semiconductor Ltd.*(b)	4,981,532
150,450	JD Health International Inc.*(b)	1,312,011
39,659	JD.com Inc., ADR*	3,335,718
24,660	Kanzhun Ltd., ADR*(a)	788,627
1,401,407	Kingdee International Software Group Co., Ltd.*	4,250,418
1,369,930	Kingsoft Corp., Ltd	5,890,641
12,065	Kweichow Moutai Co., Ltd., Class A Shares(c)	3,658,969
616,033	Midea Group Co., Ltd., Class A Shares(c)	6,521,553
1,184,264	NARI Technology Co., Ltd., Class A Shares(c)	7,680,246
245,120	SF Holding Co., Ltd., Class A Shares(c)	2,355,857
359,100	Shandong Pharmaceutical Glass Co., Ltd., Class A Shares(c)	2,515,462
280,458	Shanghai Henlius Biotech Inc., Class H Shares*(a)(b)(d)	1,081,684
269,427	Shanghai Kindly Medical Instruments Co., Ltd., Class H Shares(a)(d)	764,134
72,773	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A Shares(c)	4,114,969
277,035	Shenzhou International Group Holdings Ltd.	5,183,438
392,799	Tencent Holdings Ltd.	23,141,826
21,316	Tencent Holdings Ltd., ADR(a)	1,245,920
81,000	Trip.com Group Ltd., ADR*	2,227,500
864,741	Venustech Group Inc., Class A Shares(c)	3,896,826
92,622	Will Semiconductor Co., Ltd. Shanghai, Class A Shares(c)	3,961,479
1,182,548	Winning Health Technology Group Co., Ltd., Class A Shares(c)	2,909,989
330,422	Wuxi Biologics Cayman Inc.*(b)	4,500,178
92,497	Yum China Holdings Inc.	4,627,184
307,435	Yunnan Baiyao Group Co., Ltd., Class A Shares(c)	4,259,834
52,492	Zai Lab Ltd., ADR*	3,635,071
605,038	Zhejiang Dingli Machinery Co., Ltd., Class A Shares(c)	7,822,916
	Total China	190,939,294
Colombia - 0.3%
566,479	Ecopetrol SA, ADR	7,279,255
Cyprus - 0.2%
45,819	TCS Group Holding PLC, GDR	4,379,210
Denmark - 0.8%
43,544	cBrain AS(a)	2,297,589
21,773	Chr Hansen Holding AS	1,620,369
5,056	Genmab AS*	1,964,587
25,623	Jyske Bank AS, Class Registered Shares*	1,278,002
126,082	Novozymes AS, Class B Shares	9,582,892
30,402	Royal Unibrew AS	3,256,609
33,976	Sydbank AS	1,102,012
	Total Denmark	21,102,060
Egypt - 0.3%
8,362,955	Fawry for Banking & Payment Technology Services SAE*(c)	6,893,975
Finland - 0.9%
228,902	Fortum OYJ	6,580,540
121,014	Musti Group OYJ*	4,082,734
166,931	Sampo OYJ, Class A Shares	8,201,848
258,333	Talenom OYJ(a)	3,703,635
78,021	Wartsila OYJ Abp	1,080,909
	Total Finland	23,649,666
France - 8.7%
266,686	Accor SA*	7,893,145
17,910	Air Liquide SA	2,962,773

Schedules of Investments
November 30, 2021 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
France - 8.7% - (continued)
63,378	Alstom SA	$2,247,077
70,228	Aubay	4,223,041
254,354	AXA SA	6,992,480
19,033	Cie Generale des Etablissements Michelin SCA	2,812,172
188,302	Danone SA	11,105,683
58,940	Dassault Aviation SA	5,583,017
117,786	Dassault Systemes SE	7,101,977
57,204	Esker SA	22,442,108
71,151	EssilorLuxottica SA	14,259,334
612,697	Eutelsat Communications SA	7,771,700
2,867	Kering SA	2,211,350
125,314	Legrand SA	13,703,150
36,435	L'Oreal SA	16,431,616
9,428	LVMH Moet Hennessy Louis Vuitton SE	7,320,126
71,824	Pernod Ricard SA(a)	16,500,573
338,562	Rexel SA	6,198,636
57,575	Safran SA	6,408,395
101,616	Sanofi	9,666,848
121,850	Schneider Electric SE	21,543,064
234,486	Thales SA	19,196,171
262,923	Veolia Environnement SA	8,415,565
70,949	Vinci SA	6,694,009
	Total France	229,684,010
Germany - 5.0%
14,820	Adesso SE	3,145,754
13,813	adidas AG	4,006,570
43,865	Atoss Software AG	10,344,471
21,360	Bayer AG, Class Registered Shares	1,078,771
40,289	Beiersdorf AG	4,031,166
39,903	Deutsche Boerse AG	6,273,956
278,463	Deutsche Telekom AG	4,925,373
99,296	Elmos Semiconductor SE	4,944,882
92,816	Evotec SE*	4,395,645
102,246	GEA Group AG	5,189,470
188,846	Henkel AG & Co. KGaA	14,927,926
25,176	Infineon Technologies AG	1,140,511
63,907	KION Group AG	6,924,025
60,981	Knorr-Bremse AG	6,071,476
23,330	LEG Immobilien SE	3,270,162
58,063	Mensch und Maschine Software SE	4,307,693
28,746	MorphoSys AG*	1,157,972
127,820	Nexus AG	10,412,021
115,310	Rheinmetall AG	10,276,272
45,068	SAP SE	5,786,586
1,989	Sartorius AG	1,367,722
50,826	Symrise AG, Class A Shares	7,181,643
97,705	TAG Immobilien AG	2,716,709
88,692	TeamViewer AG*(b)	1,207,743
64,733	Vonovia SE	3,599,118
55,702	Zalando SE*(b)	5,078,079
	Total Germany	133,761,716
Greece - 0.2%
441,808	Sarantis SA	4,296,321
Hong Kong - 2.7%
939,600	AIA Group Ltd.	9,886,848

Schedules of Investments
November 30, 2021 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
Hong Kong - 2.7% - (continued)
4,288,000	BOC Hong Kong Holdings Ltd.	$12,950,363
1,403,601	Budweiser Brewing Co. APAC Ltd.(b)	3,545,360
1,763,000	CK Infrastructure Holdings Ltd.	10,178,213
695,378	Galaxy Entertainment Group Ltd.*	3,786,170
1,770,400	Hongkong Land Holdings Ltd.	9,556,536
146,682	New Frontier Health Corp.*(a)	1,601,767
7,439,000	SJM Holdings Ltd.*	5,294,730
2,805,400	Swire Properties Ltd.	6,620,024
401,711	Techtronic Industries Co., Ltd.	8,211,215
	Total Hong Kong	71,631,226
Hungary - 0.2%
117,211	OTP Bank Nyrt*	6,464,238
India - 8.2%
276,013	Aarti Industries Ltd.	3,434,275
381,375	Aavas Financiers Ltd.*	14,060,256
121,387	Asian Paints Ltd.	5,071,665
596,297	Axis Bank Ltd.*	5,150,797
165,259	Bajaj Finance Ltd.	15,372,619
620,667	Berger Paints India Ltd.	6,213,986
850,063	Bharti Airtel Ltd.*	7,969,674
2,891,104	City Union Bank Ltd.	5,574,128
105,090	Divi's Laboratories Ltd.	6,884,412
182,537	Dr Lal PathLabs Ltd.	9,233,863
33,950	Dr Reddy's Laboratories Ltd.	2,100,025
2,097,350	Edelweiss Financial Services Ltd.	1,857,697
166,478	Godrej Consumer Products Ltd.*	2,048,671
181,897	Godrej Properties Ltd.*	4,760,473
384,971	Gulf Oil Lubricants India Ltd.	2,663,188
252,092	HDFC Bank Ltd.	4,993,065
282,091	Hemisphere Properties India Ltd.*	491,873
113,322	Hindustan Unilever Ltd.	3,499,760
487,607	Housing Development Finance Corp., Ltd	17,394,828
378,440	ICICI Bank Ltd.	3,579,853
182,072	ICICI Lombard General Insurance Co., Ltd.(b)	3,474,255
2,724,766	JM Financial Ltd.	2,586,186
75,836	Jubilant Foodworks Ltd.	3,713,569
85,001	Kotak Mahindra Bank Ltd.	2,222,398
31,213	Maruti Suzuki India Ltd.	2,934,916
500,447	Max Financial Services Ltd.*	6,255,420
450,209	Metropolis Healthcare Ltd.	19,613,609
239,298	Muthoot Finance Ltd.	4,567,977
812,069	Nippon Life India Asset Management Ltd.(b)	3,945,005
3,648,670	NTPC Ltd.	6,162,708
441,030	Reliance Industries Ltd.(e)	14,166,130
347,671	SBI Life Insurance Co., Ltd.(b)	5,384,824
182,423	Supreme Industries Ltd.	5,247,155
335,438	Tata Communications Ltd.	5,868,306
421,861	Tata Consumer Products Ltd.	4,393,113
145,480	Titan Co., Ltd.	4,601,899
510,147	Zomato Ltd.*	1,041,046
	Total India	218,533,624
Indonesia - 0.8%
17,022,900	Astra International Tbk PT	6,844,298
13,428,000	Bank Central Asia Tbk PT	6,820,646
8,603,400	Bank Rakyat Indonesia Persero Tbk PT	2,456,827

Schedules of Investments
November 30, 2021 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
Indonesia - 0.8% - (continued)
51,336,100	Sarana Menara Nusantara Tbk PT@	$4,157,785
	Total Indonesia	20,279,556
Ireland - 0.9%
109,906	DCC PLC	8,076,834
185,148	Experian PLC	8,304,249
32,195	Kerry Group PLC, Class A Shares	3,964,370
40,411	Ryanair Holdings PLC, ADR*	3,861,271
	Total Ireland	24,206,724
Israel - 0.6%
2,720,375	Nayax Ltd.*	10,381,439
873	Nice Ltd., ADR*	254,899
50,430	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	3,917,352
13,023	Wix.com Ltd.*	1,989,914
	Total Israel	16,543,604
Italy - 1.5%
500,326	Atlantia SpA*	9,131,520
462,752	Banca Mediolanum SpA	4,324,281
18,256	DiaSorin SpA	3,907,769
75,532	Digital Value SpA*	9,411,801
168,929	Gruppo MutuiOnline SpA	7,941,908
1,030,289	Snam SpA	5,809,522
	Total Italy	40,526,801
Japan - 14.9%
145,300	Atrae Inc.*	3,152,467
514,616	Avant Corp.	6,082,271
256,500	Bridgestone Corp.	10,403,383
205,700	Chiba Bank Ltd.	1,185,044
12,080	Commerce One Holdings Inc.*	136,913
102,047	Comture Corp.	3,171,845
92,200	Cybozu Inc.	1,754,878
119,500	Daiichi Sankyo Co., Ltd.	2,989,506
5,500	Daikin Industries Ltd.	1,117,234
95,900	Direct Marketing MiX Inc.	3,242,425
17,300	Disco Corp.	4,949,282
271,700	eGuarantee Inc.	5,873,153
59,900	Ezaki Glico Co., Ltd.	1,860,107
94,600	Freee KK*	5,666,246
178,800	Fujitsu General Ltd.	4,061,712
278,518	Funai Soken Holdings Inc.	6,251,710
201,900	Hachijuni Bank Ltd.	628,694
98,289	Hennge KK*(a)	3,662,340
11,200	Hikari Tsushin Inc.	1,624,672
50,010	Hirose Electric Co., Ltd.	8,352,388
288,600	Honda Motor Co., Ltd.	7,881,162
39,000	Hoshizaki Corp.	2,949,904
68,000	IR Japan Holdings Ltd.	4,260,230
112,800	Ito En Ltd.	6,634,948
484,800	Japan Elevator Service Holdings Co., Ltd.	9,068,467
177,600	Kansai Paint Co., Ltd.	3,991,098
148,200	Kao Corp.	7,596,185
9,250	Keyence Corp.	5,713,299
506,700	Kirin Holdings Co., Ltd.	8,124,966
74,900	Kobayashi Pharmaceutical Co., Ltd.	5,892,509
263,200	Komatsu Ltd.	5,998,899
9,200	Kose Corp.	1,114,480

Schedules of Investments
November 30, 2021 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
Japan - 14.9% - (continued)
118,300	Lion Corp.	$1,683,106
56,300	Makuake Inc.*(a)	2,471,838
339,900	Mebuki Financial Group Inc.	670,691
224,100	Medley Inc.*(a)	5,285,050
54,500	MedPeer Inc.*	1,715,375
320,200	Mitsui Fudosan Co., Ltd.	6,594,444
68,400	Murata Manufacturing Co., Ltd.	5,017,369
117,400	Nihon Kohden Corp.	3,459,351
354,900	Nippon Telegraph & Telephone Corp.	9,785,263
20,200	Nissin Foods Holdings Co., Ltd.	1,484,757
145,900	Nomura Research Institute Ltd.	6,255,891
302,500	North Pacific Bank Ltd.	609,174
168,800	NTT Data Corp.	3,559,436
27,000	Obic Co., Ltd.	4,983,910
52,100	Omron Corp.	5,023,281
595,100	ORIX Corp.	11,738,651
224,300	Otsuka Holdings Co., Ltd.	8,144,401
181,800	Outsourcing Inc.	2,403,989
112,600	Pan Pacific International Holdings Corp.	1,931,725
166,400	Persol Holdings Co., Ltd.	4,794,282
466,006	Prestige International Inc.	2,827,483
240,500	Raccoon Holdings Inc.(a)	3,243,241
342,404	Rakus Co., Ltd.	9,168,580
166,000	Rohto Pharmaceutical Co., Ltd.	4,734,112
329,900	Santen Pharmaceutical Co., Ltd.	4,371,675
65,400	Secom Co., Ltd.	4,421,428
239,700	SERAKU Co., Ltd.(a)	3,701,000
338,200	Seven & i Holdings Co., Ltd.	13,582,403
269,100	Shimadzu Corp.	11,384,876
15,500	Shiseido Co., Ltd.	887,559
624,548	SIGMAXYZ Holdings Inc.	15,309,108
10,800	SMC Corp.	6,892,195
122,338	SMS Co., Ltd.	4,538,885
31,100	Sohgo Security Services Co., Ltd.	1,326,097
56,500	Sony Group Corp.	6,885,877
117,800	Stanley Electric Co., Ltd.	3,057,580
182,300	Strike Co., Ltd.	9,174,896
68,400	Suzuki Motor Corp.	2,759,534
1,909,600	Systena Corp.	7,930,662
61,200	Temairazu Inc.(a)	2,782,236
68,300	Terumo Corp.	2,783,960
139,200	Toyo Suisan Kaisha Ltd.	5,637,717
167,700	UT Group Co., Ltd.	5,980,902
255,200	ValueCommerce Co., Ltd.	10,143,456
309,100	WealthNavi Inc.*(a)	8,146,254
119,200	Yokogawa Electric Corp.	2,237,062
1,126,500	Z Holdings Corp.	7,448,228
	Total Japan	394,361,407
Jersey, Channel Islands - 0.4%
996,266	JTC PLC	11,326,554
Malaysia - 0.1%
6,226,500	CTOS Digital Bhd	2,756,589
Mexico - 1.1%
1,499,400	Grupo Financiero Banorte SAB de CV, Class O Shares	8,929,772
929,411	Grupo Mexico SAB de CV, Class B Shares	3,869,937

Schedules of Investments
November 30, 2021 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
Mexico - 1.1% - (continued)
2,122,108	Qualitas Controladora SAB de CV	$9,231,912
1,895,199	Wal-Mart de Mexico SAB de CV	5,955,397
	Total Mexico	27,987,018
Netherlands - 2.9%
554	Adyen NV*(b)	1,536,772
87,036	Akzo Nobel NV	9,134,303
18,789	ASML Holding NV	14,726,265
5,983	Core Laboratories NV	136,951
43,435	Euronext NV(b)	4,264,606
46,954	Heineken NV	4,675,167
735,270	ING Groep NV	10,151,956
134,769	Koninklijke Philips NV	4,754,636
20,629	NXP Semiconductors NV	4,607,693
186,833	Prosus NV*	15,059,654
9,355	Shop Apotheke Europe NV*(b)	1,704,373
47,198	Wolters Kluwer NV	5,295,745
	Total Netherlands	76,048,121
Norway - 0.6%
128,987	Medistim ASA	4,821,516
726,159	Orkla ASA	6,634,154
799,729	Zaptec AS*(a)	5,281,686
	Total Norway	16,737,356
Peru - 0.1%
19,949	Credicorp Ltd.	2,353,982
Philippines - 0.3%
4,532,382	Ayala Land Inc.	3,085,975
1,675,114	BDO Unibank Inc.	4,106,037
97,830	SM Investments Corp.@	1,900,722
	Total Philippines	9,092,734
Poland - 0.1%
320,406	InPost SA*	3,566,156
Portugal - 0.5%
688,416	Galp Energia SGPS SA	6,427,375
321,296	Jeronimo Martins SGPS SA	7,005,241
	Total Portugal	13,432,616
Russia - 1.7%
70,391	Fix Price Group Ltd., GDR	539,899
322,796	Fix Price Group Ltd., GDR(b)(c)	2,475,845
253,963	HeadHunter Group PLC, ADR	13,955,267
37,416	Novatek PJSC, GDR	8,185,836
91,401	Ozon Holdings PLC, ADR*(a)	3,682,546
12,292	Polyus PJSC	2,397,064
14,177	Polyus PJSC, GDR	1,356,762
81,930	Sberbank of Russia PJSC, ADR (listed in UK)	1,384,205
428,496	Sberbank of Russia PJSC, ADR (listed in US)	7,245,867
48,636	Yandex NV, Class A Shares*	3,498,874
	Total Russia	44,722,165
Singapore - 0.9%
15,467,000	Genting Singapore Ltd.	8,765,257
3,220,500	Sheng Siong Group Ltd.	3,442,397
621,000	United Overseas Bank Ltd.	11,551,103
	Total Singapore	23,758,757
South Africa - 0.6%
29,344	Capitec Bank Holdings Ltd.	3,359,078

Schedules of Investments
November 30, 2021 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
South Africa - 0.6% - (continued)
1,865,372	Investec PLC	$9,296,258
19,153	Naspers Ltd., Class N Shares*	2,960,681
	Total South Africa	15,616,017
South Korea - 3.1%
36,691	Hyundai Heavy Industries Co., Ltd.*(a)	3,284,759
101,446	Korea Shipbuilding & Offshore Engineering Co., Ltd.*	7,551,487
93,507	LEENO Industrial Inc.	15,715,172
3,261	LG Household & Health Care Ltd.	2,916,872
30,075	NAVER Corp.	9,737,402
530,600	NICE Information Service Co., Ltd.	7,742,859
564,826	Samsung Electronics Co., Ltd.	34,229,595
	Total South Korea	81,178,146
Spain - 0.3%
128,182	Amadeus IT Group SA*	8,205,683
20,201	Fluidra SA	771,210
	Total Spain	8,976,893
Sweden - 2.0%
99,903	Assa Abloy AB, Class B Shares(a)	2,792,130
167,993	Epiroc AB, Class A Shares	4,065,329
82,663	Essity AB, Class B Shares	2,642,444
123,896	Fortnox AB	7,552,104
70,669	KNOW IT AB	2,905,468
345,298	Lundin Energy AB	12,167,707
32,273	Olink Holding AB, ADR*(a)	676,442
42,299	Svenska Cellulosa AB SCA, Class B Shares	690,497
246,114	Swedbank AB, Class A Shares	4,955,645
6,320,670	VEF AB*	3,765,065
169,499	Vitec Software Group AB, Class B Shares	10,338,326
	Total Sweden	52,551,157
Switzerland - 5.9%
68,472	Alcon Inc.	5,393,117
1,235	Barry Callebaut AG, Class Registered Shares	2,929,409
127	Chocoladefabriken Lindt & Spruengli AG	1,563,194
42,661	Cie Financiere Richemont SA, Class Registered Shares	6,340,320
6,181	Geberit AG, Class Registered Shares	4,716,939
4,303	Givaudan SA, Class Registered Shares	21,070,665
1,985,089	Glencore PLC	9,396,575
340,235	Julius Baer Group Ltd.	21,100,154
14,050	Lonza Group AG, Class Registered Shares	11,334,582
328,546	Nestle SA, Class Registered Shares	42,235,691
10,129	PolyPeptide Group AG*(b)	1,383,095
14,880	Roche Holding AG	5,823,649
23,173	Schindler Holding AG	5,975,552
2,950	SGS SA, Class Registered Shares	8,915,991
15,623	Sika AG, Class Registered Shares	6,129,996
192,879	UBS Group AG, Class Registered Shares	3,333,414
	Total Switzerland	157,642,343
Taiwan - 3.8%
567,745	Chief Telecom Inc.	5,585,735
494,000	Delta Electronics Inc.	4,566,831
363,137	M3 Technology Inc.	3,875,747
292,334	Poya International Co., Ltd.	5,150,406
1,023,000	Taiwan Semiconductor Manufacturing Co., Ltd.	21,891,435
388,872	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	45,556,355

Schedules of Investments
November 30, 2021 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
Taiwan - 3.8% - (continued)
244,981	Voltronic Power Technology Corp.	$13,973,756
	Total Taiwan	100,600,265
Thailand - 0.4%
124,220	CP ALL PCL*(c)(e)	–
1,863,300	CP ALL PCL, Class F Shares(c)	3,232,593
2,806,900	TQM Corp. PCL, Class F Shares(c)	8,740,347
	Total Thailand	11,972,940
United Arab Emirates - 0.1%
1,049,090	Network International Holdings PLC*(b)	3,726,561
United Kingdom - 10.9%
168,517	Amcor PLC	1,926,240
346,788	Associated British Foods PLC	8,855,812
152,210	AstraZeneca PLC, ADR	8,345,674
1,365,959	BAE Systems PLC	9,921,157
1,072,878	Baltic Classifieds Group PLC*	2,901,175
896,783	boohoo Group PLC*	1,964,332
213,931	Bridgepoint Group PLC*(b)	1,384,983
87,686	Burberry Group PLC	2,039,373
973,591	Bytes Technology Group PLC	7,181,049
13,076,210	Centrica PLC*	11,246,515
537,905	Compass Group PLC*	10,436,503
23,168	Croda International PLC	3,112,099
507,620	Deliveroo PLC, Class A Shares*(a)(b)	2,011,705
286,292	Diageo PLC	14,435,971
764,755	DiscoverIE Group PLC	10,214,091
2,758,151	dotdigital group PLC	7,122,206
285,079	FDM Group Holdings PLC	4,230,903
331,139	Future PLC	15,777,172
451,661	GB Group PLC	4,625,427
488,942	GlaxoSmithKline PLC	9,913,383
163,184	Halma PLC	6,512,012
87,292	Hargreaves Lansdown PLC	1,552,409
2,668,347	HSBC Holdings PLC	14,800,696
331,103	IMI PLC	7,473,218
1,338,473	Informa PLC*	8,280,245
72,889	Intertek Group PLC	5,168,182
4,380,706	Johnson Service Group PLC*	7,504,585
822,870	Kin & Carta PLC*	3,258,357
22,325	Linde PLC	7,138,907
99,737	London Stock Exchange Group PLC	8,610,092
429,964	Mortgage Advice Bureau Holdings Ltd.(c)	7,490,775
59,274	Ocado Group PLC*	1,414,292
309,651	Patisserie Holdings PLC*(c)(e)	4,120
186,094	Persimmon PLC	6,757,858
262,490	Prudential PLC	4,425,465
134,713	Reckitt Benckiser Group PLC	10,927,073
346,191	Smith & Nephew PLC	5,570,558
86,027	Spectris PLC	4,000,583
47,329	Spirax-Sarco Engineering PLC	9,813,909
278,574	THG PLC, Class B Shares*	653,944
135,149	Unilever PLC	6,965,572
324,316	WH Smith PLC*	5,702,989
891,030	YouGov PLC(c)	17,867,437
	Total United Kingdom	289,539,048

Schedules of Investments
November 30, 2021 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
United States - 2.4%
20,073	ACM Research Inc., Class A Shares*	$1,754,782
17,761	Agilent Technologies Inc.	2,680,135
46,386	Analog Devices Inc.	8,361,076
23,658	ANSYS Inc.*	9,261,634
35,654	Bruker Corp.	2,887,617
114,448	Cadence Design Systems Inc.*	20,309,942
572	Canva Inc.*(c)(e)@	974,781
6,655	Colgate-Palmolive Co.	499,258
24,739	DD3 Acquisition Corp. II*(c)(e)	210,529
123,673	DD3 Acquisition Corp. II Forward Shares*(c)(e)	1,120,477
1,830	DD3 Acquisition Corp. II Private Units*(b)(c)(e)	17,257
163,862	Ermenegildo Zegna Holditalia SpA*(c)@	1,479,182
11,100	Mastercard Inc., Class A Shares	3,495,612
10,490	Nordson Corp.	2,666,453
10,045	Texas Instruments Inc.	1,932,357
45,559	Waste Connections Inc.	6,062,081
	Total United States	63,713,173
	TOTAL COMMON STOCKS
	(Cost - $1,940,336,892)	2,547,230,812
EXCHANGE TRADED FUND (ETF) - 0.4%
United States - 0.4%
186,978	iShares Core MSCI Emerging Markets
	(Cost - $8,932,586)	11,241,117
WARRANT - 0.0%
Switzerland - 0.0%
96,408	Cie Financiere Richemont SA*(c)
	(Cost - $0)	105,014
RIGHT - 0.0%
Germany - 0.0%
64,733	Vonovia SE*
	(Cost - $0)	228,367
PREFERRED STOCKS - 0.0%
United States - 0.0%
31	Canva Inc. Class A Shares*(c)(e)@	52,829
1	Canva Inc. Class A-3 Shares*(c)(e)@	1,704
	Total United States	54,533
	TOTAL PREFERRED STOCKS
	(Cost - $54,552)	54,533
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $1,949,324,030)	2,558,859,843

Schedules of Investments
November 30, 2021 (unaudited)

Destinations International Equity Fund (continued)

Face Amount†		Security	Value
SHORT-TERM INVESTMENTS - 3.8%
TIME DEPOSITS - 3.8%
48,573,295		Barclays Bank PLC - London, 0.005% due 12/1/21	$48,573,295
33,881,737		BNP Paribas SA - Paris, 0.005% due 12/1/21	33,881,737
		Brown Brothers Harriman - Grand Cayman:
1,578	CHF	(1.520)% due 12/1/21	1,718
104,404	DKK	(0.490)% due 12/1/21	15,924
1,733,926	SEK	(0.350)% due 12/1/21	192,298
65,087	AUD	(0.120)% due 12/1/21	46,401
4	HKD	0.005% due 12/1/21	-
20	NOK	0.005% due 12/1/21	2
4	NZD	0.100% due 12/1/21	3
339,487	ZAR	3.300% due 12/1/21	21,352
62,675	GBP	Citibank - London, 0.005% due 12/1/21	83,396
1,235,792	HKD	Hong Kong & Shanghai Bank - Hong Kong, 0.005% due 12/1/21	158,483
772	SGD	Hong Kong & Shanghai Bank - Singapore, 0.005% due 12/1/21	566
		Royal Bank of Canada - Toronto:
53,988	CAD	0.005% due 12/1/21	42,256
10,347,268		0.005% due 12/1/21	10,347,268
5,964,614		Skandinaviska Enskilda Banken AB - Stockholm, 0.005% due 12/1/21	5,964,614
		Sumitomo Mitsui Banking Corp. - Tokyo:
474,903	EUR	(0.790)% due 12/1/21	538,706
28,250,025	JPY	(0.270)% due 12/1/21	249,945
		TOTAL TIME DEPOSITS
		(Cost - $100,117,964)	100,117,964

Shares/Units
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 1.9%
MONEY MARKET FUND - 1.9%
50,005,116		Federated Government Obligations Fund, Premier Class, 0.025%(f)
		(Cost - $50,005,116)	$50,005,116
		TOTAL INVESTMENTS - 102.1%
		(Cost - $2,099,447,110)	2,708,982,923
		Liabilities in Excess of Other Assets - (2.1)%	(56,632,070)
		TOTAL NET ASSETS - 100.0%	$2,652,350,853

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2021, amounts to $55,410,723 and represents 2.09% of net assets.
(c)	Illiquid security. The aggregate value of illiquid holdings at November 30, 2021, amounts to $129,704,061 and represents 4.89% of net assets.
(d)	Security trades on the Hong Kong exchange.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(f)	Represents investment of collateral received from securities lending transactions.
@	Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and maybe sold only to qualified buyers.

Schedules of Investments
November 30, 2021 (unaudited)

Destinations International Equity Fund (concluded)

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Canva Inc.	8/16/21	$397,070	$974,781	0.04%
Canva Inc. Class A Shares	11/4/21	52,848	52,829	0.00%
Canva Inc. Class A-3 Shares	11/4/21	1,705	1,704	0.00%
Ermenegildo Zegna Holditalia SpA	7/19/21	1,638,620	1,479,182	0.06%
Sarana Menara Nusantara Tbk PT	4/3/17	1,400	4,157,785	0.16%
SM Investments Corp.	5/23/18	348,872	1,900,722	0.08%
Total			$8,567,003	0.34%

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
GDR	—	Global Depositary Receipts
PCL	—	Public Company Limited
PLC	—	Public Limited Company

Summary of Investments by Security Sector^
Consumer Non-cyclical	22.7%
Financial	16.9
Technology	14.9
Industrial	14.1
Communications	8.8
Consumer Cyclical	7.7
Basic Materials	4.9
Energy	2.6
Utilities	1.4
Consumer Discretionary	0.1
Exchange Traded Funds (ETFs)	0.4
Short-Term Investments	3.7
Money Market Fund	1.8
100.0%

^ As a percentage of total investments.

Currency Abbreviations used in this schedule:
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
ZAR	—	South African Rand

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - 26.5%
Basic Materials - 0.4%
$255,000	Air Products & Chemicals Inc., Senior Unsecured Notes, 1.850% due 5/15/27	$258,983
200,000	Antofagasta PLC, Senior Unsecured Notes, 2.375% due 10/14/30	189,752
210,000	Arconic Corp., Secured Notes, 6.125% due 2/15/28(a)	218,362
90,000	CVR Partners LP/CVR Nitrogen Finance Corp., Senior Secured Notes, 6.125% due 6/15/28(a)	93,393
75,000	Diamond BC BV, Company Guaranteed Notes, 4.625% due 10/1/29(a)	73,313
	DuPont de Nemours Inc., Senior Unsecured Notes:
1,270,000	4.205% due 11/15/23	1,342,398
1,280,000	4.725% due 11/15/28	1,491,435
175,000	5.419% due 11/15/48	246,264
145,000	EverArc Escrow SARL, Senior Secured Notes, 5.000% due 10/30/29(a)	141,375
410,000	Georgia-Pacific LLC, Senior Unsecured Notes, 3.600% due 3/1/25(a)	436,477
100,000	Glatfelter Corp., Company Guaranteed Notes, 4.750% due 11/15/29(a)	101,250
	Glencore Funding LLC, Company Guaranteed Notes:
290,000	1.625% due 4/27/26(a)	284,845
190,000	3.375% due 9/23/51(a)	183,735
95,000	Hexion Inc., Company Guaranteed Notes, 7.875% due 7/15/27(a)	100,711
130,000	Illuminate Buyer LLC/Illuminate Holdings IV Inc., Senior Unsecured Notes, 9.000% due 7/1/28(a)	138,450
215,000	Kraton Polymers LLC/Kraton Polymers Capital Corp., Company Guaranteed Notes, 4.250% due 12/15/25(a)	221,988
200,000	LG Chem Ltd., Senior Unsecured Notes, 2.375% due 7/7/31(a)	197,218
400,000	MEGlobal Canada ULC, Company Guaranteed Notes, 5.000% due 5/18/25(a)	436,285
	POSCO, Senior Unsecured Notes:
600,000	2.375% due 1/17/23	609,018
300,000	2.750% due 7/15/24	311,139
30,000	SCIH Salt Holdings Inc., Senior Unsecured Notes, 6.625% due 5/1/29(a)	27,671
100,000	Sherwin-Williams Co., Senior Unsecured Notes, 2.900% due 3/15/52	97,923
45,000	TMS International Corp., Senior Unsecured Notes, 6.250% due 4/15/29(a)	45,225
20,000	Tronox Inc., Company Guaranteed Notes, 4.625% due 3/15/29(a)	19,400
10,000	Unifrax Escrow Issuer Corp., Senior Unsecured Notes, 7.500% due 9/30/29(a)	9,700
485,000	Vale Overseas Ltd., Company Guaranteed Notes, 3.750% due 7/8/30	487,425
400,000	Vedanta Resources Finance II PLC, Company Guaranteed Notes, 9.250% due 4/23/26(a)	370,000
400,000	Vedanta Resources Ltd., Senior Unsecured Notes, 6.125% due 8/9/24	344,000
145,000	WR Grace Holdings LLC, Senior Unsecured Notes, 5.625% due 8/15/29(a)	145,802
	Total Basic Materials	8,623,537
Communications - 2.6%
200,000	Acuris Finance U.S. Inc./Acuris Finance SARL, Senior Secured Notes, 5.000% due 5/1/28(a)	198,500
200,000	Altice France SA, Senior Secured Notes, 5.500% due 10/15/29(a)	193,000
50,000	Arches Buyer Inc., Senior Secured Notes, 4.250% due 6/1/28(a)	49,500
	AT&T Inc., Senior Unsecured Notes:
725,000	1.700% due 3/25/26	723,959
6,261,000	4.350% due 3/1/29	7,054,300
115,000	2.750% due 6/1/31	116,844
520,000	2.250% due 2/1/32	501,790
1,070,000	2.550% due 12/1/33	1,034,288
585,000	3.650% due 6/1/51	607,391
225,000	3.300% due 2/1/52	219,636
1,450,000	3.500% due 2/1/61	1,428,986
135,000	Avaya Inc., Senior Secured Notes, 6.125% due 9/15/28(a)	139,716

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Communications - 2.6% - (continued)
	CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
$265,000	4.750% due 3/1/30(a)	$271,527
125,000	4.500% due 8/15/30(a)	125,993
85,000	4.250% due 1/15/34(a)	81,770
125,000	Cengage Learning Inc., Senior Unsecured Notes, 9.500% due 6/15/24(a)	126,250
	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
410,000	4.908% due 7/23/25	452,333
360,000	4.200% due 3/15/28	394,946
645,000	2.300% due 2/1/32	608,897
3,965,000	6.384% due 10/23/35	5,138,969
2,245,000	4.800% due 3/1/50	2,528,757
165,000	3.900% due 6/1/52	166,714
100,000	4.400% due 12/1/61	104,222
	Clear Channel Outdoor Holdings Inc., Company Guaranteed Notes:
15,000	7.750% due 4/15/28(a)	15,634
50,000	7.500% due 6/1/29(a)	51,375
	Comcast Corp., Company Guaranteed Notes:
2,270,000	3.750% due 4/1/40	2,557,509
509,000	2.937% due 11/1/56(a)	494,674
105,000	CommScope Inc., Senior Secured Notes, 4.750% due 9/1/29(a)	101,587
85,000	CommScope Technologies LLC, Company Guaranteed Notes, 5.000% due 3/15/27(a)	76,322
85,000	Consolidated Communications Inc., Senior Secured Notes, 5.000% due 10/1/28(a)	83,669
430,000	Cox Communications Inc., Senior Unsecured Notes, 2.600% due 6/15/31(a)	430,329
2,766,000	Crown Castle Towers LLC, Asset Backed, 4.241% due 7/15/28(a)	3,049,909
	CSC Holdings LLC, Senior Unsecured Notes:
295,000	5.750% due 1/15/30(a)	288,917
200,000	4.625% due 12/1/30(a)	186,000
	Digicel Group Holdings Ltd.:
55,246	Senior Unsecured Notes, 8.000% due 4/1/25(a)(b)	52,374
83,597	Subordinated Notes, 7.000% (a)(b)(c)	72,938
70,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Senior Secured Notes, 5.875% due 8/15/27(a)	71,228
	Discovery Communications LLC, Company Guaranteed Notes:
60,000	5.300% due 5/15/49	76,362
880,000	4.650% due 5/15/50	1,043,337
	DISH DBS Corp.:
80,000	Company Guaranteed Notes, 5.125% due 6/1/29	70,252
95,000	Senior Secured Notes, 5.750% due 12/1/28(a)	93,606
80,000	Embarq Corp., Senior Unsecured Notes, 7.995% due 6/1/36	87,695
105,000	Endure Digital Inc., Senior Unsecured Notes, 6.000% due 2/15/29(a)	96,075
	Expedia Group Inc., Company Guaranteed Notes:
320,000	5.000% due 2/15/26	358,086
550,000	3.800% due 2/15/28	586,632
	Frontier Communications Holdings LLC:
	Secured Notes:
9,900	5.875% due 11/1/29	9,733
105,000	6.000% due 1/15/30(a)	103,287
	Senior Secured Notes:
45,000	5.875% due 10/15/27(a)	46,470
90,000	5.000% due 5/1/28(a)	90,253
135,000	GCI LLC, Senior Unsecured Notes, 4.750% due 10/15/28(a)	138,186
25,000	iHeartCommunications Inc., Company Guaranteed Notes, 8.375% due 5/1/27	26,304
110,000	Intelsat Jackson Holdings SA, Company Guaranteed Notes, 5.500% due 8/1/23(d)(e)	53,350

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Communications - 2.6% - (continued)
	KT Corp., Senior Unsecured Notes:
$400,000	1.000% due 9/1/25	$393,960
400,000	2.500% due 7/18/26	415,339
40,000	Level 3 Financing Inc., Company Guaranteed Notes, 3.750% due 7/15/29(a)	37,150
75,425	Ligado Networks LLC, Senior Secured Notes, 15.500% due 11/1/23(a)(b)	64,349
65,000	LogMeIn Inc., Senior Secured Notes, 5.500% due 9/1/27(a)	64,675
	Lumen Technologies Inc.:
125,000	Senior Secured Notes, 4.000% due 2/15/27(a)	124,564
135,000	Senior Unsecured Notes, 5.125% due 12/15/26(a)	135,236
65,000	Match Group Holdings II LLC, Senior Unsecured Notes, 4.625% due 6/1/28(a)	65,976
75,000	McGraw-Hill Education Inc., Senior Secured Notes, 5.750% due 8/1/28(a)	72,375
1,010,000	NTT Finance Corp., Company Guaranteed Notes, 1.162% due 4/3/26(a)	992,034
480,000	Omnicom Group Inc., Senior Unsecured Notes, 2.450% due 4/30/30	476,586
	Radiate Holdco LLC/Radiate Finance Inc.:
110,000	Senior Secured Notes, 4.500% due 9/15/26(a)	109,316
40,000	Senior Unsecured Notes, 6.500% due 9/15/28(a)	38,788
50,000	Scripps Escrow II Inc., Senior Secured Notes, 3.875% due 1/15/29(a)	49,688
165,000	Scripps Escrow Inc., Company Guaranteed Notes, 5.875% due 7/15/27(a)	169,282
	SingTel Group Treasury Pte Ltd., Company Guaranteed Notes:
200,000	2.375% due 8/28/29	206,166
400,000	1.875% due 6/10/30	396,697
2,726,000	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes, 5.152% due 3/20/28(a)	3,055,145
300,000	Telefonica Moviles Chile SA, Senior Unsecured Notes, 3.537% due 11/18/31(a)	295,746
55,000	Telesat Canada/Telesat LLC, Company Guaranteed Notes, 6.500% due 10/15/27(a)	42,884
705,000	Tencent Holdings Ltd., Senior Unsecured Notes, 3.975% due 4/11/29(a)	769,306
55,000	Terrier Media Buyer Inc., Company Guaranteed Notes, 8.875% due 12/15/27(a)	58,284
	T-Mobile USA Inc.:
	Company Guaranteed Notes:
680,000	2.250% due 2/15/26	671,820
45,000	3.375% due 4/15/29	45,281
35,000	3.375% due 4/15/29(a)	35,219
40,000	2.875% due 2/15/31	38,700
	Senior Secured Notes:
650,000	3.500% due 4/15/25	687,595
635,000	3.875% due 4/15/30	690,146
1,545,000	3.000% due 2/15/41	1,474,533
35,000	Townsquare Media Inc., Senior Secured Notes, 6.875% due 2/1/26(a)	36,703
	Uber Technologies Inc., Company Guaranteed Notes:
70,000	7.500% due 9/15/27(a)	75,950
85,000	4.500% due 8/15/29(a)	84,150
75,000	Univision Communications Inc., Senior Secured Notes, 4.500% due 5/1/29(a)	74,948
	Verizon Communications Inc., Senior Unsecured Notes:
9,346,000	1.750% due 1/20/31	8,849,652
1,835,000	4.500% due 8/10/33	2,164,859
1,225,000	3.400% due 3/22/41	1,302,101
310,000	2.850% due 9/3/41	308,106
343,000	ViacomCBS Inc., Senior Unsecured Notes, 4.950% due 1/15/31	406,964
165,000	Viasat Inc., Senior Unsecured Notes, 6.500% due 7/15/28(a)	168,048
65,000	Zayo Group Holdings Inc., Senior Unsecured Notes, 6.125% due 3/1/28(a)	61,181
	Total Communications	57,889,883
Consumer Cyclical - 1.9%
140,000	Academy Ltd., Senior Secured Notes, 6.000% due 11/15/27(a)	148,050
5,000,000	Advance Auto Parts Inc., Company Guaranteed Notes, 3.900% due 4/15/30	5,486,151

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Consumer Cyclical - 1.9% - (continued)
$70,000	Air Canada, Senior Secured Notes, 3.875% due 8/15/26(a)	$69,424
	Ambience Merger Sub Inc.:
50,000	Company Guaranteed Notes, 7.125% due 7/15/29(a)	48,375
25,000	Senior Secured Notes, 4.875% due 7/15/28(a)	24,750
135,000	American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes, 5.750% due 4/20/29(a)	140,789
140,000	American Axle & Manufacturing Inc., Company Guaranteed Notes, 5.000% due 10/1/29	132,825
95,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Unsecured Notes, 4.625% due 4/1/30(a)	93,005
	AutoZone Inc., Senior Unsecured Notes:
365,000	3.625% due 4/15/25	389,319
1,702,000	1.650% due 1/15/31	1,597,324
35,000	Beacon Roofing Supply Inc., Company Guaranteed Notes, 4.125% due 5/15/29(a)	34,387
125,000	Boyd Gaming Corp., Company Guaranteed Notes, 4.750% due 6/15/31(a)	124,312
150,000	Boyne USA Inc., Senior Unsecured Notes, 4.750% due 5/15/29(a)	151,125
110,000	Caesars Entertainment Inc., Senior Unsecured Notes, 4.625% due 10/15/29(a)	107,250
130,000	Carnival Corp., Senior Unsecured Notes, 5.750% due 3/1/27(a)	127,055
65,000	Carvana Co., Company Guaranteed Notes, 5.625% due 10/1/25(a)	65,042
280,000	Cedar Fair LP, Company Guaranteed Notes, 5.250% due 7/15/29	287,428
115,000	Century Communities Inc., Company Guaranteed Notes, 6.750% due 6/1/27	120,639
	Dana Inc., Senior Unsecured Notes:
45,000	5.375% due 11/15/27	46,969
20,000	4.250% due 9/1/30	19,875
110,000	Dealer Tire LLC/DT Issuer LLC, Senior Unsecured Notes, 8.000% due 2/1/28(a)	111,650
425,000	Dollar General Corp., Senior Unsecured Notes, 3.500% due 4/3/30	462,439
420,000	Dollar Tree Inc., Senior Unsecured Notes, 4.000% due 5/15/25	452,555
100,000	Everi Holdings Inc., Company Guaranteed Notes, 5.000% due 7/15/29(a)	99,898
70,000	Ferrellgas LP/Ferrellgas Finance Corp., Senior Unsecured Notes, 5.375% due 4/1/26(a)	66,238
300,000	Ford Motor Co., Senior Unsecured Notes, 3.250% due 2/12/32	300,000
985,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 1.391% (3-Month USD-LIBOR + 1.235%) due 2/15/23(f)	982,539
35,000	Full House Resorts Inc., Senior Secured Notes, 8.250% due 2/15/28(a)	36,400
90,000	Gap Inc., Company Guaranteed Notes, 3.875% due 10/1/31(a)	86,132
800,000	General Motors Co., Senior Unsecured Notes, 6.125% due 10/1/25	922,862
250,000	General Motors Financial Co., Inc., Senior Unsecured Notes, 2.400% due 10/15/28	247,617
105,000	Golden Entertainment Inc., Senior Unsecured Notes, 7.625% due 4/15/26(a)	109,200
280,000	Golden Nugget Inc., Senior Unsecured Notes, 6.750% due 10/15/24(a)	281,400
85,000	Goodyear Tire & Rubber Co., Company Guaranteed Notes, 5.250% due 7/15/31(a)	88,660
150,000	Group 1 Automotive Inc., Company Guaranteed Notes, 4.000% due 8/15/28(a)	148,389
	Hilton Domestic Operating Co., Inc., Company Guaranteed Notes:
10,000	5.375% due 5/1/25(a)	10,343
10,000	5.750% due 5/1/28(a)	10,577
	Home Depot Inc., Senior Unsecured Notes:
1,055,000	3.300% due 4/15/40	1,141,666
315,000	3.900% due 6/15/47	376,539
430,000	Hyundai Capital America, Senior Unsecured Notes, 3.000% due 2/10/27(a)	447,806
155,000	Installed Building Products Inc., Company Guaranteed Notes, 5.750% due 2/1/28(a)	162,169
100,000	IRB Holding Corp., Senior Secured Notes, 7.000% due 6/15/25(a)	105,591
100,000	KAR Auction Services Inc., Company Guaranteed Notes, 5.125% due 6/1/25(a)	99,250
340,000	Las Vegas Sands Corp., Senior Unsecured Notes, 3.500% due 8/18/26	346,680
70,000	LBM Acquisition LLC, Company Guaranteed Notes, 6.250% due 1/15/29(a)	67,004
95,000	Lions Gate Capital Holdings LLC, Company Guaranteed Notes, 5.500% due 4/15/29(a)	96,188
310,000	Live Nation Entertainment Inc., Company Guaranteed Notes, 5.625% due 3/15/26(a)	318,525
130,000	LSF9 Atlantis Holdings LLC/Victra Finance Corp., Senior Secured Notes, 7.750% due 2/15/26(a)	130,519

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Consumer Cyclical - 1.9% - (continued)
$130,000	M/I Homes Inc., Company Guaranteed Notes, 4.950% due 2/1/28	$133,900
455,000	Marriott International Inc., Senior Unsecured Notes, 2.850% due 4/15/31	456,984
140,000	Mattamy Group Corp., Senior Unsecured Notes, 4.625% due 3/1/30(a)	138,783
580,000	McDonald's Corp., Senior Unsecured Notes, 4.200% due 4/1/50	706,533
40,000	Michaels Cos. Inc., Senior Unsecured Notes, 7.875% due 5/1/29(a)	39,700
70,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Senior Secured Notes, 4.875% due 5/1/29(a)	69,367
120,000	Murphy Oil USA Inc., Company Guaranteed Notes, 4.750% due 9/15/29	124,404
85,000	NCL Corp., Ltd, Company Guaranteed Notes, 5.875% due 3/15/26(a)	82,843
220,000	NCL Corp., Ltd., Senior Unsecured Notes, 3.625% due 12/15/24(a)	201,934
65,000	Penn National Gaming Inc., Senior Unsecured Notes, 4.125% due 7/1/29(a)	61,341
250,000	PetSmart Inc./PetSmart Finance Corp., Senior Secured Notes, 4.750% due 2/15/28(a)	253,026
	Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., Company Guaranteed Notes:
110,000	5.625% due 9/1/29(a)	110,000
105,000	5.875% due 9/1/31(a)	105,394
35,000	Real Hero Merger Sub 2 Inc., Senior Unsecured Notes, 6.250% due 2/1/29(a)	35,107
80,000	Scientific Games International Inc., Company Guaranteed Notes, 8.250% due 3/15/26(a)	84,210
155,000	Scotts Miracle-Gro Co., Company Guaranteed Notes, 4.500% due 10/15/29	160,038
280,000	Six Flags Entertainment Corp., Company Guaranteed Notes, 4.875% due 7/31/24(a)	282,083
120,000	Sonic Automotive Inc., Company Guaranteed Notes, 4.625% due 11/15/29(a)	118,200
6,250,000	Southwest Airlines Co., Senior Unsecured Notes, 5.125% due 6/15/27	7,118,407
	SRS Distribution Inc.:
110,000	Company Guaranteed Notes, 6.125% due 7/1/29(a)	110,275
70,000	Senior Secured Notes, 4.625% due 7/1/28(a)	70,166
	Staples Inc.:
55,000	Senior Secured Notes, 7.500% due 4/15/26(a)	54,610
35,000	Senior Unsecured Notes, 10.750% due 4/15/27(a)	31,850
305,000	Starbucks Corp., Senior Unsecured Notes, 3.800% due 8/15/25	329,570
70,000	Station Casinos LLC, Senior Unsecured Notes, 4.625% due 12/1/31(a)	69,388
4,750,000	Steelcase Inc., Senior Unsecured Notes, 5.125% due 1/18/29	5,405,717
70,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Unsecured Notes, 5.000% due 6/1/31(a)	69,125
130,000	Superior Plus LP/Superior General Partner Inc., Company Guaranteed Notes, 4.500% due 3/15/29(a)	132,483
130,000	SWF Escrow Issuer Corp., Senior Unsecured Notes, 6.500% due 10/1/29(a)	124,800
50,000	Tempur Sealy International Inc., Company Guaranteed Notes, 4.000% due 4/15/29(a)	49,635
85,000	Tenneco Inc., Senior Secured Notes, 5.125% due 4/15/29(a)	81,851
7,239	Travel Group Inc., 11/19/2026, 8.500% (a)(d)	7,203
639,804	United Airlines 2012-1 Class A Pass-Through Trust, Pass-Thru Certificates, 4.150% due 4/11/24	668,361
1,972,222	United Airlines 2016-2 Class B Pass-Through Trust, Pass-Thru Certificates, 3.650% due 10/7/25	1,971,966
	United Airlines Inc., Senior Secured Notes:
30,000	4.375% due 4/15/26(a)	30,119
105,000	4.625% due 4/15/29(a)	104,441
140,000	Victoria's Secret & Co., Company Guaranteed Notes, 4.625% due 7/15/29(a)	138,216
	Viking Cruises Ltd.:
360,000	Company Guaranteed Notes, 5.875% due 9/15/27(a)	334,001
50,000	Senior Secured Notes, 13.000% due 5/15/25(a)	56,375
5,000,000	Volkswagen Group of America Finance LLC, Company Guaranteed Notes, 1.250% due 11/24/25(a)	4,919,306
50,000	Wheel Pros Inc., Senior Unsecured Notes, 6.500% due 5/15/29(a)	48,712
114,000	Wolverine Escrow LLC, Senior Secured Notes, 9.000% due 11/15/26(a)	107,445
140,000	Wyndham Hotels & Resorts Inc., Company Guaranteed Notes, 4.375% due 8/15/28(a)	141,450

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Consumer Cyclical - 1.9% - (continued)
$130,000	Yum! Brands Inc., Senior Unsecured Notes, 4.750% due 1/15/30(a)	$137,068
	Total Consumer Cyclical	42,399,317
Consumer Non-cyclical - 3.2%
	AbbVie Inc., Senior Unsecured Notes:
695,000	3.450% due 3/15/22	697,416
450,000	3.850% due 6/15/24	477,197
380,000	2.950% due 11/21/26	399,922
105,000	3.200% due 11/21/29	111,401
5,120,000	4.550% due 3/15/35	6,112,500
1,330,000	4.250% due 11/21/49	1,599,669
294,000	Adani International Container Terminal Pvt Ltd., Senior Secured Notes, 3.000% due 2/16/31(a)	285,786
200,000	Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes, 4.375% due 7/3/29	209,270
135,000	AdaptHealth LLC, Company Guaranteed Notes, 5.125% due 3/1/30(a)	133,568
40,000	Air Methods Corp., Senior Unsecured Notes, 8.000% due 5/15/25(a)	31,052
1,465,000	Alcon Finance Corp., Company Guaranteed Notes, 2.750% due 9/23/26(a)	1,514,834
	Allied Universal Holdco LLC/Allied Universal Finance Corp.:
130,000	Senior Secured Notes, 6.625% due 7/15/26(a)	133,601
170,000	Senior Unsecured Notes, 9.750% due 7/15/27(a)	178,075
195,000	Altria Group Inc., Company Guaranteed Notes, 3.875% due 9/16/46	190,668
	Amgen Inc., Senior Unsecured Notes:
450,000	2.450% due 2/21/30	454,499
1,130,000	2.000% due 1/15/32	1,084,787
3,500,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes, 4.900% due 2/1/46	4,443,128
	Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
225,000	4.439% due 10/6/48	270,531
345,000	5.550% due 1/23/49	475,864
1,010,000	4.750% due 4/15/58	1,281,014
	Anthem Inc., Senior Unsecured Notes:
485,000	3.300% due 1/15/23	498,732
780,000	3.500% due 8/15/24	823,117
175,000	5.100% due 1/15/44	231,441
115,000	APi Escrow Corp., Company Guaranteed Notes, 4.750% due 10/15/29(a)	116,437
90,000	APi Group DE Inc., Company Guaranteed Notes, 4.125% due 7/15/29(a)	88,186
355,000	Archer-Daniels-Midland Co., Senior Unsecured Notes, 3.250% due 3/27/30	389,103
	Astrazeneca Finance LLC, Company Guaranteed Notes:
1,010,000	1.200% due 5/28/26	996,966
690,000	1.750% due 5/28/28	684,521
85,000	B&G Foods Inc., Company Guaranteed Notes, 5.250% due 9/15/27	86,237
	BAT Capital Corp., Company Guaranteed Notes:
475,000	2.259% due 3/25/28	464,032
650,000	3.462% due 9/6/29	674,306
475,000	2.726% due 3/25/31	459,423
705,000	BAT International Finance PLC, Company Guaranteed Notes, 1.668% due 3/25/26	694,485
	Bausch Health Cos. Inc., Company Guaranteed Notes:
60,000	6.250% due 2/15/29(a)	54,385
135,000	5.250% due 1/30/30(a)	115,762
90,000	Bausch Health Cos., Inc., Senior Secured Notes, 4.875% due 6/1/28(a)	88,650
900,000	Baxter International Inc., Senior Unsecured Notes, 2.272% due 12/1/28(a)	904,930
210,000	Bayer US Finance II LLC, Company Guaranteed Notes, 4.250% due 12/15/25(a)	228,598
1,615,000	Boston Scientific Corp., Senior Unsecured Notes, 3.750% due 3/1/26	1,740,057

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Consumer Non-cyclical - 3.2% - (continued)
	Bristol-Myers Squibb Co., Senior Unsecured Notes:
$71,000	2.900% due 7/26/24	$74,269
780,000	0.750% due 11/13/25	761,304
460,000	2.550% due 11/13/50	437,943
460,000	Bunge Ltd. Finance Corp., Company Guaranteed Notes, 2.750% due 5/14/31	464,453
575,000	Cargill Inc., Senior Unsecured Notes, 2.125% due 11/10/31(a)	569,577
80,000	Catalent Pharma Solutions Inc., Company Guaranteed Notes, 3.500% due 4/1/30(a)	77,630
	Centene Corp., Senior Unsecured Notes:
80,000	3.000% due 10/15/30	79,872
545,000	2.500% due 3/1/31	522,205
70,000	2.625% due 8/1/31	67,499
	CHS/Community Health Systems Inc.:
	Senior Secured Notes:
95,000	6.000% due 1/15/29(a)	98,800
85,000	4.750% due 2/15/31(a)	83,725
125,000	Secured Notes, 6.875% due 4/15/29(a)	122,859
	Cigna Corp.:
	Company Guaranteed Notes:
280,000	3.050% due 10/15/27	297,286
380,000	4.900% due 12/15/48	492,355
1,235,000	Senior Unsecured Notes, 1.250% due 3/15/26	1,213,582
1,555,000	Coca-Cola Co., Senior Unsecured Notes, 2.250% due 1/5/32	1,571,712
325,000	CommonSpirit Health, Senior Secured Notes, 2.760% due 10/1/24	336,447
	Constellation Brands Inc.:
	Company Guaranteed Notes:
165,000	3.600% due 2/15/28	179,698
280,000	3.150% due 8/1/29	295,241
160,000	Senior Unsecured Notes, 2.875% due 5/1/30	164,096
	Coty Inc.:
55,000	Company Guaranteed Notes, 6.500% due 4/15/26(a)	56,237
95,000	Senior Secured Notes, 5.000% due 4/15/26(a)	96,793
	CVS Health Corp., Senior Unsecured Notes:
947,000	4.780% due 3/25/38	1,153,879
885,000	5.050% due 3/25/48	1,169,381
	CVS Pass-Through Trust:
1,214,548	Pass-Thru Certificates, 6.943% due 1/10/30	1,443,726
1,391,812	Senior Secured Notes, 6.036% due 12/10/28	1,605,755
85,000	DaVita Inc., Company Guaranteed Notes, 4.625% due 6/1/30(a)	83,937
1,040,000	Diageo Capital PLC, Company Guaranteed Notes, 2.000% due 4/29/30	1,030,954
90,000	Emergent BioSolutions Inc., Company Guaranteed Notes, 3.875% due 8/15/28(a)	85,473
	Encompass Health Corp., Company Guaranteed Notes:
65,000	4.500% due 2/1/28	65,650
20,000	4.750% due 2/1/30	20,125
165,000	4.625% due 4/1/31	163,864
110,000	Endo Luxembourg Finance Co. I SARL/Endo US Inc., Senior Secured Notes, 6.125% due 4/1/29(a)	107,750
235,000	Estee Lauder Cos. Inc., Senior Unsecured Notes, 2.600% due 4/15/30	244,232
	Garda World Security Corp.:
220,000	Senior Secured Notes, 4.625% due 2/15/27(a)	215,050
100,000	Senior Unsecured Notes, 6.000% due 6/1/29(a)	94,750
	Gilead Sciences Inc., Senior Unsecured Notes:
170,000	2.500% due 9/1/23	174,483
1,285,000	1.650% due 10/1/30	1,223,772
925,000	GlaxoSmithKline Capital Inc., Company Guaranteed Notes, 3.625% due 5/15/25	997,127

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Consumer Non-cyclical - 3.2% - (continued)
	Global Payments Inc., Senior Unsecured Notes:
$205,000	2.150% due 1/15/27	$204,961
110,000	3.200% due 8/15/29	113,901
795,000	2.900% due 5/15/30	805,008
240,000	Grifols Escrow Issuer SA, Senior Unsecured Notes, 4.750% due 10/15/28(a)	237,600
	HCA Inc., Senior Secured Notes:
200,000	4.125% due 6/15/29	219,821
350,000	2.375% due 7/15/31	341,583
85,000	Hertz Corp., Company Guaranteed Notes, 5.000% due 12/1/29(a)	83,300
160,000	H-Food Holdings LLC/Hearthside Finance Co., Inc., Senior Unsecured Notes, 8.500% due 6/1/26(a)	165,283
	Hormel Foods Corp., Senior Unsecured Notes:
165,000	0.650% due 6/3/24	163,650
75,000	1.700% due 6/3/28	74,452
350,000	Humana Inc., Senior Unsecured Notes, 2.150% due 2/3/32	337,542
735,000	JBS Finance Luxembourg SARL, Company Guaranteed Notes, 2.500% due 1/15/27(a)	728,826
435,000	Johnson & Johnson, Senior Unsecured Notes, 3.550% due 3/1/36	497,667
	Kaiser Foundation Hospitals, Unsecured Notes:
255,000	2.810% due 6/1/41	260,288
420,000	3.002% due 6/1/51	442,683
	Kraft Heinz Foods Co., Company Guaranteed Notes:
150,000	5.000% due 7/15/35	185,878
4,167,000	4.625% due 10/1/39	4,866,008
420,000	5.200% due 7/15/45	534,553
	Kronos Acquisition Holdings Inc./KIK Custom Products Inc.:
115,000	Company Guaranteed Notes, 7.000% due 12/31/27(a)	110,400
215,000	Senior Secured Notes, 5.000% due 12/31/26(a)	213,255
145,000	Legacy LifePoint Health LLC, Senior Secured Notes, 4.375% due 2/15/27(a)	142,750
75,000	Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer Inc., Senior Secured Notes, 5.000% due 2/1/26(a)	75,728
105,000	LifePoint Health Inc., Company Guaranteed Notes, 5.375% due 1/15/29(a)	101,126
155,000	Metis Merger Sub LLC, Senior Unsecured Notes, 6.500% due 5/15/29(a)	151,513
725,000	Mondelez International Inc., Senior Unsecured Notes, 1.500% due 2/4/31	679,814
110,000	Mozart Debt Merger Sub Inc., Senior Unsecured Notes, 5.250% due 10/1/29(a)	109,863
60,000	MPH Acquisition Holdings LLC, Company Guaranteed Notes, 5.750% due 11/1/28(a)	53,589
25,000	NESCO Holdings II Inc., Secured Notes, 5.500% due 4/15/29(a)	25,368
540,000	Novartis Capital Corp., Company Guaranteed Notes, 2.000% due 2/14/27	548,260
110,000	Option Care Health Inc., Company Guaranteed Notes, 4.375% due 10/31/29(a)	109,472
	Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, Senior Unsecured Notes:
17,000	7.375% due 6/1/25(a)	17,825
129,000	7.250% due 2/1/28(a)	135,450
70,000	PECF USS Intermediate Holding III Corp., Senior Unsecured Notes, 8.000% due 11/15/29(a)	71,252
	Performance Food Group Inc., Company Guaranteed Notes:
100,000	5.500% due 10/15/27(a)	103,000
80,000	4.250% due 8/1/29(a)	77,032
	Pfizer Inc., Senior Unsecured Notes:
720,000	1.700% due 5/28/30	704,872
1,050,000	1.750% due 8/18/31	1,022,324
45,000	Post Holdings Inc., Company Guaranteed Notes, 5.500% due 12/15/29(a)	46,551
125,000	Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes, 6.250% due 1/15/28(a)	127,010
70,000	Primo Water Holdings Inc., Company Guaranteed Notes, 4.375% due 4/30/29(a)	69,280
700,000	PSA Treasury Pte Ltd., Company Guaranteed Notes, 2.125% due 9/5/29	709,948

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Consumer Non-cyclical - 3.2% - (continued)
$465,000	Quanta Services Inc., Senior Unsecured Notes, 2.350% due 1/15/32	$457,306
320,000	Quest Diagnostics Inc., Senior Unsecured Notes, 2.800% due 6/30/31	329,947
160,000	Radiology Partners Inc., Company Guaranteed Notes, 9.250% due 2/1/28(a)	163,139
70,000	Rent-A-Center Inc., Company Guaranteed Notes, 6.375% due 2/15/29(a)	71,780
	Royalty Pharma PLC, Company Guaranteed Notes:
1,255,000	2.200% due 9/2/30	1,210,535
495,000	3.300% due 9/2/40	493,838
180,000	RP Escrow Issuer LLC, Senior Secured Notes, 5.250% due 12/15/25(a)	177,750
75,000	Sabre GLBL Inc., Senior Secured Notes, 9.250% due 4/15/25(a)	83,438
220,000	SEG Holding LLC/SEG Finance Corp., Senior Secured Notes, 5.625% due 10/15/28(a)	230,982
305,000	Select Medical Corp., Company Guaranteed Notes, 6.250% due 8/15/26(a)	320,223
425,000	Smithfield Foods Inc., Company Guaranteed Notes, 4.250% due 2/1/27(a)	458,001
	Spectrum Brands Inc., Company Guaranteed Notes:
130,000	5.000% due 10/1/29(a)	136,841
80,000	3.875% due 3/15/31(a)	76,800
310,000	Sutter Health, Unsecured Notes, 3.361% due 8/15/50	339,246
	Sysco Corp., Company Guaranteed Notes:
200,000	3.250% due 7/15/27	212,689
225,000	3.300% due 2/15/50	234,399
200,000	Takeda Pharmaceutical Co., Ltd., Senior Unsecured Notes, 2.050% due 3/31/30	194,411
	Tenet Healthcare Corp.:
255,000	Company Guaranteed Notes, 6.125% due 10/1/28(a)	260,457
200,000	Secured Notes, 6.250% due 2/1/27(a)	207,250
150,000	Senior Secured Notes, 4.250% due 6/1/29(a)	148,500
965,000	Thermo Fisher Scientific Inc., Senior Unsecured Notes, 1.215% due 10/18/24	965,123
85,000	Triton Water Holdings Inc., Senior Unsecured Notes, 6.250% due 4/1/29(a)	82,544
135,000	United Natural Foods Inc., Company Guaranteed Notes, 6.750% due 10/15/28(a)	144,619
	United Rentals North America Inc., Company Guaranteed Notes:
15,000	5.250% due 1/15/30	16,167
25,000	3.875% due 2/15/31	25,081
	UnitedHealth Group Inc., Senior Unsecured Notes:
1,270,000	2.375% due 8/15/24	1,315,785
70,000	3.500% due 8/15/39	77,036
	US Foods Inc., Company Guaranteed Notes:
75,000	4.750% due 2/15/29(a)	75,930
75,000	4.625% due 6/1/30(a)	75,375
130,000	Viatris Inc., Company Guaranteed Notes, 1.650% due 6/22/25	129,741
145,000	Vizient Inc., Senior Unsecured Notes, 6.250% due 5/15/27(a)	151,163
120,000	WASH Multifamily Acquisition Inc., Senior Secured Notes, 5.750% due 4/15/26(a)	123,600
	Total Consumer Non-cyclical	72,026,023
Energy - 2.6%
65,000	Aethon United BR LP/Aethon United Finance Corp., Senior Unsecured Notes, 8.250% due 2/15/26(a)	68,737
250,000	AI Candelaria Spain SLU, Senior Secured Notes, 5.750% due 6/15/33(a)	238,750
105,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., Company Guaranteed Notes, 5.750% due 3/1/27(a)	105,576
70,000	Antero Resources Corp., Company Guaranteed Notes, 5.375% due 3/1/30(a)	72,187
	Apache Corp., Senior Unsecured Notes:
70,000	4.625% due 11/15/25	74,025
135,000	4.375% due 10/15/28	142,291
500,000	BG Energy Capital PLC, Company Guaranteed Notes, 5.125% due 10/15/41(a)	649,382
55,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Unsecured Notes, 7.625% due 12/15/25(a)	57,887

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Energy - 2.6% - (continued)
	BP Capital Markets America Inc., Company Guaranteed Notes:
$565,000	3.633% due 4/6/30	$620,529
45,000	3.060% due 6/17/41	45,397
695,000	2.939% due 6/4/51	676,382
480,000	3.001% due 3/17/52	470,657
455,000	3.379% due 2/8/61	469,782
5,250,000	Cenovus Energy Inc., Senior Unsecured Notes, 4.250% due 4/15/27	5,721,022
85,000	Chesapeake Energy Corp., Company Guaranteed Notes, 5.875% due 2/1/29(a)	90,100
175,000	CNX Midstream Partners LP, Company Guaranteed Notes, 4.750% due 4/15/30(a)	172,375
90,000	CNX Resources Corp., Company Guaranteed Notes, 6.000% due 1/15/29(a)	92,094
170,000	Continental Resources Inc., Company Guaranteed Notes, 2.268% due 11/15/26(a)	167,899
	Ecopetrol SA, Senior Unsecured Notes:
100,000	4.625% due 11/2/31	95,625
200,000	5.875% due 11/2/51	182,276
316,960	Empresa Electrica Cochrane SpA, Senior Secured Notes, 5.500% due 5/14/27	319,990
215,000	Enable Midstream Partners LP, Company Guaranteed Notes, 5.000% due 5/15/44	232,068
	Energy Transfer LP, Senior Unsecured Notes:
220,000	4.750% due 1/15/26	240,978
330,000	3.900% due 7/15/26	354,845
1,260,000	4.900% due 3/15/35	1,437,539
1,683,000	5.950% due 10/1/43	2,054,380
630,000	6.250% due 4/15/49	817,913
	Enterprise Products Operating LLC, Company Guaranteed Notes:
460,000	3.750% due 2/15/25	490,882
6,000,000	4.150% due 10/16/28	6,761,847
905,000	4.800% due 2/1/49	1,108,469
110,000	3.300% due 2/15/53	109,758
	EQM Midstream Partners LP, Senior Unsecured Notes:
50,000	6.500% due 7/1/27(a)	54,000
85,000	4.750% due 1/15/31(a)	85,850
80,000	EQT Corp., Senior Unsecured Notes, 7.500% due 2/1/30	100,961
630,000	Equinor ASA, Company Guaranteed Notes, 3.700% due 4/6/50	729,592
95,000	Exterran Energy Solutions LP/EES Finance Corp., Company Guaranteed Notes, 8.125% due 5/1/25	88,112
	Exxon Mobil Corp., Senior Unsecured Notes:
295,000	2.992% due 3/19/25	310,696
570,000	4.227% due 3/19/40	679,539
	Galaxy Pipeline Assets Bidco Ltd., Senior Secured Notes:
400,000	2.160% due 3/31/34(a)	388,751
500,000	2.625% due 3/31/36	486,398
700,000	2.940% due 9/30/40(a)	690,240
200,000	Gran Tierra Energy Inc., Company Guaranteed Notes, 7.750% due 5/23/27(a)	177,152
600,000	Gran Tierra Energy International Holdings Ltd., Company Guaranteed Notes, 6.250% due 2/15/25	523,011
175,000	Gulfport Energy Corp., Company Guaranteed Notes, 6.375% due 5/15/25(d)	8,313
81,000	Gulfport Energy Operating Corp., Company Guaranteed Notes, 8.000% due 5/17/26(a)	87,075
	Halliburton Co., Senior Unsecured Notes:
220,000	2.920% due 3/1/30	225,169
235,000	4.850% due 11/15/35	278,870
295,000	Hess Corp., Senior Unsecured Notes, 7.300% due 8/15/31	393,574
	Hess Midstream Operations LP, Company Guaranteed Notes:
160,000	5.625% due 2/15/26(a)	163,600
145,000	5.125% due 6/15/28(a)	148,262
165,000	4.250% due 2/15/30(a)	159,646

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Energy - 2.6% - (continued)
$190,000	Hilcorp Energy I LP/Hilcorp Finance Co., Senior Unsecured Notes, 6.250% due 11/1/28(a)	$192,850
300,000	Hunt Oil Co. of Peru LLC Sucursal Del Peru, Senior Unsecured Notes, 6.375% due 6/1/28	297,375
560,000	Marathon Petroleum Corp., Senior Unsecured Notes, 4.700% due 5/1/25	611,703
	MEG Energy Corp., Company Guaranteed Notes:
175,000	7.125% due 2/1/27(a)	178,937
20,000	5.875% due 2/1/29(a)	19,844
120,000	Moss Creek Resources Holdings Inc., Company Guaranteed Notes, 7.500% due 1/15/26(a)	105,698
	MPLX LP, Senior Unsecured Notes:
225,000	1.750% due 3/1/26	222,685
315,000	4.125% due 3/1/27	342,638
210,000	4.000% due 3/15/28	228,241
245,000	4.700% due 4/15/48	282,511
60,000	Nabors Industries Inc., Company Guaranteed Notes, 7.375% due 5/15/27(a)	58,800
140,000	NGL Energy Operating LLC/NGL Energy Finance Corp., Senior Secured Notes, 7.500% due 2/1/26(a)	138,998
85,000	NGL Energy Partners LP/NGL Energy Finance Corp., Company Guaranteed Notes, 7.500% due 4/15/26	70,673
265,000	NuStar Logistics LP, Company Guaranteed Notes, 6.000% due 6/1/26	280,569
125,000	Oasis Petroleum Inc., Company Guaranteed Notes, 6.375% due 6/1/26(a)	128,438
	Occidental Petroleum Corp., Senior Unsecured Notes:
95,000	8.000% due 7/15/25	108,139
225,000	6.625% due 9/1/30	269,926
205,000	6.125% due 1/1/31	238,887
45,000	6.450% due 9/15/36	55,878
45,000	6.600% due 3/15/46	57,278
200,000	Oil & Natural Gas Corp., Ltd, Senior Unsecured Notes, 3.375% due 12/5/29	204,930
200,000	Oleoducto Central SA, Senior Unsecured Notes, 4.000% due 7/14/27	199,202
80,000	Ovintiv Inc., Company Guaranteed Notes, 7.375% due 11/1/31	102,207
140,000	Par Petroleum LLC/Par Petroleum Finance Corp., Senior Secured Notes, 7.750% due 12/15/25(a)	140,000
	Parkland Corp., Company Guaranteed Notes:
95,000	4.500% due 10/1/29(a)	93,349
70,000	4.625% due 5/1/30(a)	68,997
40,000	PBF Holding Co. LLC/PBF Finance Corp., Company Guaranteed Notes, 6.000% due 2/15/28	23,860
59,618	Peabody Energy Corp., Senior Secured Notes, 8.500% due 12/31/24(a)(b)	56,488
	Petrobras Global Finance BV, Company Guaranteed Notes:
500,000	6.750% due 6/3/50	511,250
100,000	5.500% due 6/10/51	88,685
350,000	Petroleos Mexicanos, Company Guaranteed Notes, 6.750% due 9/21/47	287,490
450,000	Petronas Capital Ltd., Company Guaranteed Notes, 2.480% due 1/28/32	449,748
65,000	PIC AU Holdings LLC/PIC AU Holdings Corp., Senior Secured Notes, 10.000% due 12/31/24(a)	66,950
280,000	Pioneer Natural Resources Co., Senior Unsecured Notes, 1.125% due 1/15/26	272,516
200,000	PTTEP Treasury Center Co., Ltd., Company Guaranteed Notes, 2.587% due 6/10/27(a)	204,983
	Qatar Energy, Senior Unsecured Notes:
955,000	2.250% due 7/12/31(a)	938,440
500,000	2.250% due 7/12/31	491,330
335,000	3.300% due 7/12/51(a)	342,471
110,000	Rattler Midstream LP, Company Guaranteed Notes, 5.625% due 7/15/25(a)	113,300
200,000	SA Global Sukuk Ltd., Senior Unsecured Notes, 2.694% due 6/17/31(a)	199,652

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Energy - 2.6% - (continued)
	Sabine Pass Liquefaction LLC, Senior Secured Notes:
$320,000	5.000% due 3/15/27	$360,225
200,000	4.500% due 5/15/30	226,248
6,030,000	Schlumberger Investment SA, Company Guaranteed Notes, 2.650% due 6/26/30	6,143,321
	Shell International Finance BV, Company Guaranteed Notes:
645,000	3.250% due 4/6/50	692,449
365,000	3.000% due 11/26/51	371,932
85,000	Southwestern Energy Co., Company Guaranteed Notes, 5.375% due 2/1/29	87,550
105,000	SunCoke Energy Inc., Senior Secured Notes, 4.875% due 6/30/29(a)	102,035
	Sunoco LP/Sunoco Finance Corp., Company Guaranteed Notes:
105,000	6.000% due 4/15/27	108,808
55,000	4.500% due 5/15/29	54,258
240,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes, 4.875% due 2/1/31	257,400
6,275,000	Tennessee Gas Pipeline Co. LLC, Company Guaranteed Notes, 2.900% due 3/1/30(a)	6,351,618
480,000	TotalEnergies Capital International SA, Company Guaranteed Notes, 3.386% due 6/29/60	516,015
	TransCanada PipeLines Ltd., Senior Unsecured Notes:
485,000	1.000% due 10/12/24	481,329
480,000	2.500% due 10/12/31	472,208
50,000	Transocean Inc., Company Guaranteed Notes, 11.500% due 1/30/27(a)	47,000
300,000	Transocean Poseidon Ltd., Senior Secured Notes, 6.875% due 2/1/27(a)	285,000
529,054	UEP Penonome II SA, Senior Secured Notes, 6.500% due 10/1/38(a)	554,190
325,000	USA Compression Partners LP/USA Compression Finance Corp., Company Guaranteed Notes, 6.875% due 9/1/27	333,317
330,000	Valero Energy Corp., Senior Unsecured Notes, 2.850% due 4/15/25	342,489
130,000	Venture Global Calcasieu Pass LLC, Senior Secured Notes, 4.125% due 8/15/31(a)	132,946
125,000	Viper Energy Partners LP, Company Guaranteed Notes, 5.375% due 11/1/27(a)	128,750
	Weatherford International Ltd.:
	Company Guaranteed Notes:
40,000	11.000% due 12/1/24(a)	41,400
50,000	8.625% due 4/30/30(a)	49,006
55,000	Senior Secured Notes, 6.500% due 9/15/28(a)	56,497
	Western Midstream Operating LP, Senior Unsecured Notes:
150,000	4.350% due 2/1/25	155,250
155,000	5.300% due 2/1/30	166,827
215,000	Williams Cos. Inc., Senior Unsecured Notes, 3.750% due 6/15/27	232,685
	Total Energy	57,417,122
Financial - 10.1%
	Acrisure LLC/Acrisure Finance Inc.:
95,000	Senior Secured Notes, 4.250% due 2/15/29(a)	88,550
80,000	Senior Unsecured Notes, 6.000% due 8/1/29(a)	76,519
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes:
5,175,000	1.650% due 10/29/24	5,165,667
1,000,000	3.300% due 1/30/32	1,007,630
480,000	Air Lease Corp., Senior Unsecured Notes, 3.250% due 3/1/25	500,047
665,000	Alexandria Real Estate Equities Inc., Company Guaranteed Notes, 1.875% due 2/1/33	625,995
135,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Senior Unsecured Notes, 6.750% due 10/15/27(a)	136,403
	American Express Co., Senior Unsecured Notes:
515,000	4.200% due 11/6/25	569,125
5,020,000	0.700% (SOFRRATE + 0.650%) due 11/4/26(f)	5,034,207
1,575,000	American International Group Inc., Senior Unsecured Notes, 2.500% due 6/30/25	1,629,673

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Financial - 10.1% - (continued)
	American Tower Corp., Senior Unsecured Notes:
$3,980,000	2.950% due 1/15/25	$4,140,970
435,000	1.450% due 9/15/26	425,534
3,700,000	American Tower Trust #1, Asset Backed, 3.070% due 3/15/23(a)	3,703,690
85,000	AmWINS Group Inc., Senior Unsecured Notes, 4.875% due 6/30/29(a)	83,638
	AssuredPartners Inc., Senior Unsecured Notes:
160,000	7.000% due 8/15/25(a)	158,600
25,000	5.625% due 1/15/29(a)	24,000
800,000	Athene Global Funding, Secured Notes, 2.646% due 10/4/31(a)	795,279
425,000	Athene Holding Ltd., Senior Unsecured Notes, 3.950% due 5/25/51	479,368
	Avolon Holdings Funding Ltd.:
155,000	Company Guaranteed Notes, 3.250% due 2/15/27(a)	157,534
295,000	Senior Unsecured Notes, 2.125% due 2/21/26(a)	288,828
200,000	Banco Davivienda SA, Junior Subordinated Notes, 6.650% (5-Year CMT Index + 5.097%) (a)(c)(f)	203,752
450,000	Banco de Credito del Peru, Subordinated Notes, 3.125% (5-Year CMT Index + 3.000%) due 7/1/30(f)	441,225
200,000	Banco do Estado do Rio Grande do Sul SA, Subordinated Notes, 5.375% (5-Year CMT Index + 4.928%) due 1/28/31(a)(f)	192,652
200,000	Banco General SA, Junior Subordinated Notes, 5.250% (5-Year CMT Index + 3.665%) (a)(c)(f)	202,500
600,000	Banco Internacional del Peru SAA Interbank, Subordinated Notes, 4.000% (1-Year CMT Index + 3.711%) due 7/8/30(f)	598,500
650,000	Banco Macro SA, Subordinated Notes, 6.750% (5-Year USD Swap Rate + 5.463%) due 11/4/26(f)	547,950
600,000	Banco Mercantil del Norte SA, Junior Subordinated Notes, 7.625% (5-Year CMT Index + 5.353%) (c)(f)	641,664
300,000	Bangkok Bank PCL, Junior Subordinated Notes, 5.000% (5-Year CMT Index + 4.729%) (c)(f)	309,750
	Bank of America Corp.:
	Senior Unsecured Notes:
2,375,000	2.456% (3-Month USD-LIBOR + 0.870%) due 10/22/25(f)	2,444,229
230,000	3.559% (3-Month USD-LIBOR + 1.060%) due 4/23/27(f)	245,433
885,000	3.824% (3-Month USD-LIBOR + 1.575%) due 1/20/28(f)	959,080
1,000,000	3.974% (3-Month USD-LIBOR + 1.210%) due 2/7/30(f)	1,105,484
6,075,000	1.922% (SOFRRATE + 1.370%) due 10/24/31(f)	5,797,963
415,000	2.572% (SOFRRATE + 1.210%) due 10/20/32(f)	416,782
685,000	3.311% (SOFRRATE + 1.580%) due 4/22/42(f)	726,651
2,345,000	4.083% (3-Month USD-LIBOR + 3.150%) due 3/20/51(f)	2,862,449
760,000	Subordinated Notes, 2.482% (5-Year CMT Index + 1.200%) due 9/21/36(f)	733,886
	Bank of New York Mellon Corp., Senior Unsecured Notes:
455,000	2.100% due 10/24/24	467,772
115,000	2.450% due 8/17/26	119,956
470,000	Bank of Nova Scotia, Senior Unsecured Notes, 3.400% due 2/11/24	494,432
5,000,000	Barclays PLC, Senior Unsecured Notes, 4.375% due 1/12/26	5,468,457
1,045,000	BBVA USA, Senior Unsecured Notes, 2.500% due 8/27/24	1,082,386
500,000	BDO Unibank Inc., Senior Unsecured Notes, 2.950% due 3/6/23	509,375
525,000	Berkshire Hathaway Finance Corp., Company Guaranteed Notes, 4.200% due 8/15/48	647,826
1,170,000	BlackRock Inc., Senior Unsecured Notes, 1.900% due 1/28/31	1,163,508
1,130,000	Blackstone Holdings Finance Co. LLC, Company Guaranteed Notes, 2.000% due 1/30/32(a)	1,093,406

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Financial - 10.1% - (continued)
	BNP Paribas SA, Senior Unsecured Notes:
$935,000	2.219% (SOFRRATE + 2.074%) due 6/9/26(a)(f)	$949,225
495,000	1.323% (SOFRRATE + 1.004%) due 1/13/27(a)(f)	482,245
845,000	BOC Aviation USA Corp., Company Guaranteed Notes, 1.625% due 4/29/24(a)	847,401
	Boston Properties LP, Senior Unsecured Notes:
740,000	3.650% due 2/1/26	795,735
3,000,000	2.750% due 10/1/26	3,123,496
2,983,000	3.400% due 6/21/29	3,176,731
520,000	BPCE SA, Senior Unsecured Notes, 2.045% (SOFRRATE + 1.087%) due 10/19/27(a)(f)	516,018
185,000	Brighthouse Financial Global Funding, Senior Secured Notes, 1.000% due 4/12/24(a)	184,083
360,000	Brown & Brown Inc., Senior Unsecured Notes, 2.375% due 3/15/31	355,669
2,301,000	Charles Schwab Corp., Senior Unsecured Notes, 2.750% due 10/1/29	2,428,038
200,000	CIMB Bank Bhd, Senior Unsecured Notes, 0.901% (3-Month USD-LIBOR + 0.780%) due 10/9/24(f)	201,294
	Citigroup Inc., Senior Unsecured Notes:
805,000	2.876% (3-Month USD-LIBOR + 0.950%) due 7/24/23(f)	815,891
165,000	3.352% (3-Month USD-LIBOR + 0.897%) due 4/24/25(f)	172,756
990,000	0.981% (SOFRRATE + 0.669%) due 5/1/25(f)	983,416
1,620,000	1.281% (SOFRRATE + 0.528%) due 11/3/25(f)	1,615,790
5,000,000	3.106% (SOFRRATE + 2.842%) due 4/8/26(f)	5,241,446
1,180,000	1.462% (SOFRRATE + 0.770%) due 6/9/27(f)	1,157,436
890,000	3.668% (3-Month USD-LIBOR + 1.390%) due 7/24/28(f)	957,401
1,545,000	4.412% (SOFRRATE + 3.914%) due 3/31/31(f)	1,762,372
505,000	2.520% (SOFRRATE + 1.177%) due 11/3/32(f)	504,743
5,000,000	Credit Suisse Group AG, Senior Unsecured Notes, 4.194% (SOFRRATE + 3.730%) due 4/1/31(a)(f)	5,499,639
	Crown Castle International Corp., Senior Unsecured Notes:
445,000	4.300% due 2/15/29	495,247
3,410,000	2.100% due 4/1/31	3,255,561
	DBS Group Holdings Ltd.:
	Subordinated Notes:
300,000	4.520% (5-Year USD 1100 Run ICE Swap Rate + 1.590%) due 12/11/28(f)	319,157
400,000	1.822% (5-Year CMT Index + 1.100%) due 3/10/31(f)	397,132
200,000	Senior Unsecured Notes, 0.744% (3-Month USD-LIBOR + 0.620%) due 7/25/22(f)	200,739
500,000	Discover Financial Services, Senior Unsecured Notes, 4.100% due 2/9/27	544,712
	Equinix Inc., Senior Unsecured Notes:
115,000	1.800% due 7/15/27	112,413
210,000	2.000% due 5/15/28	206,565
495,000	2.500% due 5/15/31	489,943
1,225,000	Equitable Financial Life Global Funding, Secured Notes, 1.800% due 3/8/28(a)	1,206,710
6,017,000	ERP Operating LP, Senior Unsecured Notes, 3.375% due 6/1/25	6,407,899
555,000	Fifth Third Bancorp, Senior Unsecured Notes, 2.375% due 1/28/25	571,813
6,134,000	Five Corners Funding Trust II, Senior Unsecured Notes, 2.850% due 5/15/30(a)	6,352,756
	Gilex Holding SARL, Senior Secured Notes:
200,000	8.500% due 5/2/23(a)	199,348
150,000	8.500% due 5/2/23	149,511

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Financial - 10.1% - (continued)
$209,392	Global Aircraft Leasing Co., Ltd., Senior Unsecured Notes, 6.500% due 9/15/24(a)(b)	$202,939
260,000	GLP Capital LP/GLP Financing II Inc., Company Guaranteed Notes, 5.300% due 1/15/29	296,730
	Goldman Sachs Group Inc., Senior Unsecured Notes:
1,150,000	2.905% (3-Month USD-LIBOR + 0.990%) due 7/24/23(f)	1,164,929
660,000	0.925% (SOFRRATE + 0.486%) due 10/21/24(f)	657,564
920,000	1.326% (3-Month USD-LIBOR + 1.170%) due 5/15/26(f)	936,450
540,000	3.500% due 11/16/26	575,103
6,865,000	1.431% (SOFRRATE + 0.798%) due 3/9/27(f)	6,730,485
300,000	1.992% (SOFRRATE + 1.090%) due 1/27/32(f)	287,220
1,740,000	2.615% (SOFRRATE + 1.281%) due 4/22/32(f)	1,743,430
830,000	2.383% (SOFRRATE + 1.248%) due 7/21/32(f)	814,389
140,000	2.650% (SOFRRATE + 1.264%) due 10/21/32(f)	140,327
310,000	6.250% due 2/1/41	449,863
470,000	Guardian Life Global Funding, Secured Notes, 1.250% due 5/13/26(a)	465,172
65,000	Hightower Holding LLC, Company Guaranteed Notes, 6.750% due 4/15/29(a)	65,488
	HSBC Holdings PLC, Senior Unsecured Notes:
1,950,000	3.033% (3-Month USD-LIBOR + 0.923%) due 11/22/23(f)	1,989,885
315,000	0.976% (SOFRRATE + 0.708%) due 5/24/25(f)	311,455
1,685,000	4.583% (3-Month USD-LIBOR + 1.535%) due 6/19/29(f)	1,887,718
1,400,000	3.973% (3-Month USD-LIBOR + 1.610%) due 5/22/30(f)	1,526,275
495,000	Invitation Homes Operating Partnership LP, Company Guaranteed Notes, 2.700% due 1/15/34	488,978
	Iron Mountain Inc., Company Guaranteed Notes:
70,000	4.875% due 9/15/29(a)	70,980
100,000	4.500% due 2/15/31(a)	98,195
105,000	iStar Inc., Senior Unsecured Notes, 4.750% due 10/1/24	108,495
	Itau Unibanco Holding SA:
	Junior Subordinated Notes:
200,000	4.625% (5-Year CMT Index + 3.222%) (c)(f)	184,400
200,000	6.125% (5-Year CMT Index + 3.981%) (c)(f)	195,888
400,000	Subordinated Notes, 3.875% (5-Year CMT Index + 3.446%) due 4/15/31(f)	378,400
	JPMorgan Chase & Co., Senior Unsecured Notes:
2,760,000	3.300% due 4/1/26	2,942,889
4,170,000	3.960% (3-Month USD-LIBOR + 1.245%) due 1/29/27(f)	4,528,255
730,000	3.509% (3-Month USD-LIBOR + 0.945%) due 1/23/29(f)	784,787
5,817,000	2.522% (SOFRRATE + 2.040%) due 4/22/31(f)	5,871,447
715,000	2.580% (SOFRRATE + 1.250%) due 4/22/32(f)	721,026
970,000	2.545% (SOFRRATE + 1.180%) due 11/8/32(f)	974,897
560,000	3.157% (SOFRRATE + 1.460%) due 4/22/42(f)	586,464
500,000	Kasikornbank PCL, Junior Subordinated Notes, 5.275% (5-Year CMT Index + 4.940%) (c)(f)	521,250
575,000	KeyCorp, Senior Unsecured Notes, 2.550% due 10/1/29	591,794
	Kimco Realty Corp., Senior Unsecured Notes:
1,012,000	3.500% due 4/15/23	1,041,868
300,000	4.450% due 1/15/24	317,282
15,000	LD Holdings Group LLC, Company Guaranteed Notes, 6.125% due 4/1/28(a)	13,769
90,000	LFS Topco LLC, Company Guaranteed Notes, 5.875% due 10/15/26(a)	93,138
	Macquarie Group Ltd., Senior Unsecured Notes:
445,000	1.629% (SOFRRATE + 0.910%) due 9/23/27(a)(f)	437,317
540,000	2.871% (SOFRRATE + 1.532%) due 1/14/33(a)(f)	541,123
555,000	Marsh & McLennan Cos., Inc., Senior Unsecured Notes, 4.750% due 3/15/39	705,487
	Massachusetts Mutual Life Insurance Co., Subordinated Notes:
440,000	3.375% due 4/15/50(a)	471,330
150,000	3.729% due 10/15/70(a)	170,747

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Financial - 10.1% - (continued)
$405,000	Mastercard Inc., Senior Unsecured Notes, 2.950% due 3/15/51	$428,645
470,000	Mitsubishi UFJ Financial Group Inc., Senior Unsecured Notes, 0.913% (3-Month USD-LIBOR + 0.740%) due 3/2/23(f)	472,852
	Morgan Stanley:
	Senior Unsecured Notes:
2,145,000	3.700% due 10/23/24	2,286,441
315,000	1.164% (SOFRRATE + 0.560%) due 10/21/25(f)	312,493
1,120,000	1.593% (SOFRRATE + 0.879%) due 5/4/27(f)	1,107,361
5,031,000	3.591% (3-Month USD-LIBOR + 1.340%) due 7/22/28(f)	5,412,226
3,600,000	2.699% (SOFRRATE + 1.143%) due 1/22/31(f)	3,696,383
675,000	1.928% (SOFRRATE + 1.020%) due 4/28/32(f)	644,825
105,000	2.511% (SOFRRATE + 1.200%) due 10/20/32(f)	105,341
1,015,000	Subordinated Notes, 2.484% (SOFRRATE + 1.360%) due 9/16/36(f)	982,225
145,000	Nationstar Mortgage Holdings Inc., Company Guaranteed Notes, 5.750% due 11/15/31(a)	141,515
100,000	Navient Corp., Senior Unsecured Notes, 5.000% due 3/15/27	100,363
140,000	New York Life Insurance Co., Subordinated Notes, 3.750% due 5/15/50(a)	161,203
	NFP Corp.:
125,000	Senior Secured Notes, 4.875% due 8/15/28(a)	123,125
135,000	Senior Unsecured Notes, 6.875% due 8/15/28(a)	133,746
400,000	NongHyup Bank, Senior Unsecured Notes, 1.250% due 7/20/25(a)	396,539
5,275,000	Office Properties Income Trust, Senior Unsecured Notes, 4.500% due 2/1/25	5,585,181
	OneMain Finance Corp., Company Guaranteed Notes:
115,000	7.125% due 3/15/26	129,256
40,000	6.625% due 1/15/28	44,307
90,000	5.375% due 11/15/29	94,711
1,545,000	Ontario Teachers' Cadillac Fairview Properties Trust, Senior Unsecured Notes, 2.500% due 10/15/31(a)	1,552,787
800,000	Oversea-Chinese Banking Corp., Ltd., Subordinated Notes, 4.250% due 6/19/24	856,160
60,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, Senior Secured Notes, 4.875% due 5/15/29(a)	59,775
	PennyMac Financial Services Inc., Company Guaranteed Notes:
95,000	5.375% due 10/15/25(a)	95,475
110,000	4.250% due 2/15/29(a)	101,200
435,000	Progressive Corp., Senior Unsecured Notes, 3.200% due 3/26/30	472,217
	Realogy Group LLC/Realogy Co.-Issuer Corp.:
65,000	Company Guaranteed Notes, 5.750% due 1/15/29(a)	65,731
105,000	Secured Notes, 7.625% due 6/15/25(a)	110,775
175,000	Realty Income Corp., Senior Unsecured Notes, 2.850% due 12/15/32	182,552
1,455,000	Royal Bank of Canada, Senior Unsecured Notes, 1.150% due 7/14/26	1,426,527
	Santander Holdings USA Inc., Senior Unsecured Notes:
605,000	3.700% due 3/28/22	609,409
485,000	3.400% due 1/18/23	497,130
250,000	Shinhan Financial Group Co., Ltd., Junior Subordinated Notes, 2.875% (5-Year CMT Index + 2.064%) (a)(c)(f)	245,613
	Simon Property Group LP, Senior Unsecured Notes:
3,000,000	3.500% due 9/1/25	3,209,977
1,905,000	2.200% due 2/1/31	1,870,358
7,000,000	Standard Chartered PLC, Senior Unsecured Notes, 1.456% (1-Year CMT Index + 1.000%) due 1/14/27(a)(f)	6,797,251
1,470,000	State Street Corp., Senior Unsecured Notes, 3.776% (3-Month USD-LIBOR + 0.770%) due 12/3/24(f)	1,553,874
4,000,000	Sumitomo Mitsui Trust Bank Ltd., Senior Unsecured Notes, 0.850% due 3/25/24(a)	3,976,215

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Financial - 10.1% - (continued)
	Temasek Financial I Ltd., Company Guaranteed Notes:
$800,000	1.000% due 10/6/30(a)	$748,385
250,000	1.000% due 10/6/30	233,870
1,360,000	Truist Financial Corp., Senior Unsecured Notes, 1.887% (SOFRRATE + 0.862%) due 6/7/29(f)	1,340,621
1,254,000	UBS Group AG, Senior Unsecured Notes, 1.364% (1-Year CMT Index + 1.080%) due 1/30/27(a)(f)	1,228,266
5,160,000	UDR Inc., Company Guaranteed Notes, 3.200% due 1/15/30	5,497,469
623,000	Unifin Financiera SAB de CV, Junior Subordinated Notes, 8.875% (5-Year CMT Index + 6.308%) (c)(f)	355,172
300,000	United Overseas Bank Ltd., Junior Subordinated Notes, 3.875% (5-Year USD Swap Rate + 1.794%) (c)(f)	308,520
70,000	Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, Company Guaranteed Notes, 6.500% due 2/15/29(a)	67,300
5,480,000	Ventas Realty LP, Company Guaranteed Notes, 3.500% due 2/1/25	5,803,844
25,000	VICI Properties LP/VICI Note Co., Inc., Company Guaranteed Notes, 3.750% due 2/15/27(a)	25,625
220,000	Visa Inc., Senior Unsecured Notes, 4.300% due 12/14/45	278,285
170,000	Vornado Realty LP, Senior Unsecured Notes, 2.150% due 6/1/26	170,656
	Wells Fargo & Co.:
	Senior Unsecured Notes:
620,000	3.000% due 4/22/26	650,557
3,969,000	2.188% (SOFRRATE + 2.000%) due 4/30/26(f)	4,052,746
425,000	3.584% (3-Month USD-LIBOR + 1.310%) due 5/22/28(f)	457,500
495,000	5.013% (SOFRRATE + 4.502%) due 4/4/51(f)	684,708
360,000	Subordinated Notes, 4.900% due 11/17/45	459,075
	Welltower Inc., Senior Unsecured Notes:
390,000	2.700% due 2/15/27	405,502
510,000	2.050% due 1/15/29	502,116
5,725,000	2.750% due 1/15/32	5,774,808
495,000	Westpac Banking Corp., Subordinated Notes, 3.020% (5-Year CMT Index + 1.530%) due 11/18/36(f)	492,113
775,000	Willis North America Inc., Company Guaranteed Notes, 2.950% due 9/15/29	803,560
400,000	Woori Bank, Junior Subordinated Notes, 4.250% (5-Year CMT Index + 2.664%) (c)(f)	417,431
	XHR LP, Senior Secured Notes:
100,000	6.375% due 8/15/25(a)	104,250
90,000	4.875% due 6/1/29(a)	90,675
	Total Financial	227,329,102
Government - 0.0%
300,000	Malaysia Sovereign Sukuk Bhd, Unsecured Notes, 3.043% due 4/22/25	317,311
500,000	Malaysia Wakala Sukuk Bhd, Senior Unsecured Notes, 2.070% due 4/28/31	500,885
	Total Government	818,196
Industrial - 1.5%
130,000	Advanced Drainage Systems Inc., Company Guaranteed Notes, 5.000% due 9/30/27(a)	134,410
200,000	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Unsecured Notes, 4.000% due 9/1/29(a)	193,930
455,000	Arrow Electronics Inc., Senior Unsecured Notes, 3.875% due 1/12/28	492,792
490,000	Berry Global Inc., Senior Secured Notes, 0.950% due 2/15/24	484,130
	Boeing Co., Senior Unsecured Notes:
1,025,000	5.040% due 5/1/27	1,154,091
460,000	2.950% due 2/1/30	464,139
	Builders FirstSource Inc., Company Guaranteed Notes:
140,000	5.000% due 3/1/30(a)	148,649
90,000	4.250% due 2/1/32(a)	90,391

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Industrial - 1.5% - (continued)
$420,000	Canadian Pacific Railway Co., Company Guaranteed Notes, 2.450% due 12/2/31	$425,125
	Carrier Global Corp., Senior Unsecured Notes:
270,000	2.242% due 2/15/25	276,050
210,000	3.577% due 4/5/50	223,043
415,000	Caterpillar Inc., Senior Unsecured Notes, 2.600% due 4/9/30	435,256
45,000	Clean Harbors Inc., Company Guaranteed Notes, 5.125% due 7/15/29(a)	48,150
160,000	Cornerstone Building Brands Inc., Company Guaranteed Notes, 6.125% due 1/15/29(a)	166,800
470,000	CSX Corp., Senior Unsecured Notes, 3.350% due 9/15/49	505,573
1,115,000	DAE Funding LLC, Company Guaranteed Notes, 1.550% due 8/1/24(a)	1,094,149
185,000	FedEx Corp., Company Guaranteed Notes, 4.750% due 11/15/45	229,890
75,000	First Student Bidco Inc./First Transit Parent Inc., Senior Secured Notes, 4.000% due 7/31/29(a)	71,266
115,000	Fortress Transportation & Infrastructure Investors LLC, Senior Unsecured Notes, 5.500% due 5/1/28(a)	112,700
900,000	GE Capital Funding LLC, Company Guaranteed Notes, 4.400% due 5/15/30	1,069,346
	General Electric Co., Senior Unsecured Notes:
300,000	3.625% due 5/1/30	337,905
345,000	5.875% due 1/14/38	492,434
180,000	6.875% due 1/10/39	281,160
210,000	GFL Environmental Inc., Company Guaranteed Notes, 4.000% due 8/1/28(a)	203,717
70,000	GrafTech Finance Inc., Senior Secured Notes, 4.625% due 12/15/28(a)	70,854
85,000	Intelligent Packaging Ltd. Finco Inc./Intelligent Packaging Ltd. Co.-Issuer LLC, Senior Secured Notes, 6.000% due 9/15/28(a)	86,062
240,000	Jeld-Wen Inc., Company Guaranteed Notes, 4.625% due 12/15/25(a)	242,100
730,000	John Deere Capital Corp., Senior Unsecured Notes, 1.750% due 3/9/27	731,577
505,000	L3Harris Technologies Inc., Senior Unsecured Notes, 3.850% due 6/15/23	526,513
300,000	Lockheed Martin Corp., Senior Unsecured Notes, 4.090% due 9/15/52	374,529
	Madison IAQ LLC:
70,000	Senior Secured Notes, 4.125% due 6/30/28(a)	67,725
75,000	Senior Unsecured Notes, 5.875% due 6/30/29(a)	72,154
145,000	Norfolk Southern Corp., Senior Unsecured Notes, 3.400% due 11/1/49	158,825
	Northrop Grumman Corp., Senior Unsecured Notes:
4,875,000	2.930% due 1/15/25	5,092,761
665,000	5.150% due 5/1/40	867,686
1,365,000	Otis Worldwide Corp., Senior Unsecured Notes, 2.565% due 2/15/30	1,387,725
200,000	Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes, 4.200% due 4/1/27(a)	221,721
	Raytheon Technologies Corp., Senior Unsecured Notes:
1,765,000	3.125% due 5/4/27	1,882,225
835,000	2.375% due 3/15/32	835,459
45,000	Roller Bearing Co. of America Inc., Senior Unsecured Notes, 4.375% due 10/15/29(a)	44,899
70,000	Seaspan Corp., Senior Unsecured Notes, 5.500% due 8/1/29(a)	69,428
1,305,000	Siemens Financieringsmaatschappij NV, Company Guaranteed Notes, 1.200% due 3/11/26(a)	1,282,634
635,409	Stoneway Capital Corp., Senior Secured Notes, 10.000% due 3/1/27(d)(e)	213,497
89,000	Tervita Corp., Secured Notes, 11.000% due 12/1/25(a)	101,958
690,000	Textron Inc., Senior Unsecured Notes, 2.450% due 3/15/31	683,064
75,000	Titan Acquisition Ltd./Titan Co.-Borrower LLC, Senior Unsecured Notes, 7.750% due 4/15/26(a)	74,625
200,000	TK Elevator US Newco Inc., Senior Secured Notes, 5.250% due 7/15/27(a)	203,386
95,000	Trane Technologies Luxembourg Finance SA, Company Guaranteed Notes, 4.500% due 3/21/49	118,597

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Industrial - 1.5% - (continued)
	TransDigm Inc.:
	Senior Secured Notes:
$35,000	8.000% due 12/15/25(a)	$36,881
220,000	6.250% due 3/15/26(a)	228,250
125,000	Company Guaranteed Notes, 5.500% due 11/15/27	125,802
140,000	Trident TPI Holdings Inc., Company Guaranteed Notes, 6.625% due 11/1/25(a)	141,400
	Triumph Group Inc.:
109,000	Company Guaranteed Notes, 7.750% due 8/15/25	108,319
55,000	Secured Notes, 6.250% due 9/15/24(a)	55,214
	Union Pacific Corp., Senior Unsecured Notes:
740,000	2.375% due 5/20/31	755,365
705,000	2.973% due 9/16/62	707,334
510,000	Vontier Corp., Company Guaranteed Notes, 1.800% due 4/1/26(a)	500,193
210,000	Waste Management Inc., Company Guaranteed Notes, 2.000% due 6/1/29	208,408
85,000	Waste Pro USA Inc., Senior Unsecured Notes, 5.500% due 2/15/26(a)	84,150
	WRKCo Inc., Company Guaranteed Notes:
465,000	3.750% due 3/15/25	499,230
5,245,000	3.900% due 6/1/28	5,791,252
	Total Industrial	33,786,898
Technology - 1.8%
	Apple Inc., Senior Unsecured Notes:
3,630,000	1.125% due 5/11/25	3,621,824
240,000	1.200% due 2/8/28	232,701
1,090,000	3.850% due 5/4/43	1,293,143
45,000	Austin BidCo Inc., Senior Unsecured Notes, 7.125% due 12/15/28(a)	46,194
15,000	Boxer Parent Co., Inc., Senior Secured Notes, 7.125% due 10/2/25(a)	15,714
	Broadcom Inc.:
	Company Guaranteed Notes:
2,512,000	4.110% due 9/15/28	2,747,394
345,000	4.300% due 11/15/32	384,829
	Senior Unsecured Notes:
1,162,000	3.419% due 4/15/33(a)	1,197,417
728,000	3.137% due 11/15/35(a)	715,604
45,000	Camelot Finance SA, Senior Secured Notes, 4.500% due 11/1/26(a)	46,688
125,000	Castle US Holding Corp., Senior Unsecured Notes, 9.500% due 2/15/28(a)	131,250
	CDW LLC/CDW Finance Corp., Company Guaranteed Notes:
210,000	2.670% due 12/1/26	211,315
195,000	3.276% due 12/1/28	197,872
180,000	3.569% due 12/1/31	184,102
90,000	Clarivate Science Holdings Corp., Senior Unsecured Notes, 4.875% due 7/1/29(a)	88,133
1,635,000	Fiserv Inc., Senior Unsecured Notes, 2.250% due 6/1/27	1,661,732
	Intel Corp., Senior Unsecured Notes:
335,000	2.450% due 11/15/29	344,511
550,000	2.800% due 8/12/41	553,620
385,000	3.250% due 11/15/49	410,029
290,000	3.050% due 8/12/51	300,360
630,000	Kyndryl Holdings Inc., Senior Unsecured Notes, 3.150% due 10/15/31(a)	606,546
	Marvell Technology Inc., Company Guaranteed Notes:
795,000	2.450% due 4/15/28	800,377
360,000	2.950% due 4/15/31	367,848
770,000	Microchip Technology Inc., Senior Secured Notes, 2.670% due 9/1/23	790,029
580,000	Microsoft Corp., Senior Unsecured Notes, 2.921% due 3/17/52	617,558
235,000	NetApp Inc., Senior Unsecured Notes, 1.875% due 6/22/25	238,358

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Technology - 1.8% - (continued)
	NVIDIA Corp., Senior Unsecured Notes:
$225,000	1.550% due 6/15/28	$221,843
895,000	2.850% due 4/1/30	950,314
2,200,000	NXP BV/NXP Funding LLC, Company Guaranteed Notes, 4.875% due 3/1/24(a)	2,365,814
	Oracle Corp., Senior Unsecured Notes:
1,140,000	2.300% due 3/25/28	1,146,336
650,000	2.875% due 3/25/31	665,243
1,960,000	3.600% due 4/1/50	1,983,466
355,000	3.950% due 3/25/51	382,527
230,000	4.100% due 3/25/61	251,175
	salesforce.com Inc., Senior Unsecured Notes:
220,000	3.250% due 4/11/23	227,131
1,185,000	1.950% due 7/15/31	1,174,371
60,000	Science Applications International Corp., Company Guaranteed Notes, 4.875% due 4/1/28(a)	61,350
95,000	Seagate HDD Cayman, Company Guaranteed Notes, 3.375% due 7/15/31(a)	90,369
4,580,000	TSMC Arizona Corp., Company Guaranteed Notes, 1.750% due 10/25/26	4,598,479
505,000	VMware Inc., Senior Unsecured Notes, 2.200% due 8/15/31	491,779
6,680,000	Xilinx Inc., Senior Unsecured Notes, 2.375% due 6/1/30	6,818,773
	Total Technology	39,234,118
Utilities - 2.4%
360,000	AEP Texas Inc., Senior Unsecured Notes, 3.450% due 1/15/50	376,414
200,000	AES Andes SA, Junior Subordinated Notes, 6.350% (5-Year CMT Index + 4.917%) due 10/7/79(a)(f)	197,502
300,000	AES Andres BV, Company Guaranteed Notes, 5.700% due 5/4/28(a)	305,625
425,000	Alabama Power Co., Senior Unsecured Notes, 3.450% due 10/1/49	459,297
1,065,000	American Water Capital Corp., Senior Unsecured Notes, 3.750% due 9/1/28	1,177,062
	Berkshire Hathaway Energy Co., Senior Unsecured Notes:
775,000	6.125% due 4/1/36	1,058,898
1,100,000	5.950% due 5/15/37	1,506,606
	Calpine Corp.:
	Senior Unsecured Notes:
60,000	5.125% due 3/15/28(a)	59,398
75,000	4.625% due 2/1/29(a)	71,813
95,000	Senior Secured Notes, 4.500% due 2/15/28(a)	94,483
200,000	Chile Electricity PEC SpA, Senior Secured Notes, zero coupon, due 1/25/28(a)	162,300
70,000	Cleco Corporate Holdings LLC, Senior Unsecured Notes, 4.973% due 5/1/46	87,169
360,000	Commonwealth Edison Co., 1st Mortgage Notes, 4.000% due 3/1/48	430,584
450,000	Consolidated Edison Co. of New York Inc., Senior Unsecured Notes, 3.200% due 12/1/51	457,314
470,000	Dominion Energy Inc., Senior Unsecured Notes, 3.900% due 10/1/25	508,266
500,000	Dominion Energy South Carolina Inc., 1st Mortgage Notes, 5.100% due 6/1/65	737,795
1,590,000	Duke Energy Carolinas LLC, 1st Mortgage Notes, 5.300% due 2/15/40	2,121,992
	Duke Energy Corp., Senior Unsecured Notes:
5,000,000	0.900% due 9/15/25	4,867,701
720,000	2.650% due 9/1/26	745,979
1,035,000	2.550% due 6/15/31	1,029,993
210,000	Duke Energy Progress LLC, 1st Mortgage Notes, 2.000% due 8/15/31	206,007
195,600	Empresa Electrica Angamos SA, Senior Secured Notes, 4.875% due 5/25/29	185,820
600,000	Empresas Publicas de Medellin ESP, Senior Unsecured Notes, 4.375% due 2/15/31	564,906
705,000	Enel Finance International NV, Company Guaranteed Notes, 1.375% due 7/12/26(a)	690,447
495,000	Essential Utilities Inc., Senior Unsecured Notes, 3.351% due 4/15/50	526,377
880,000	Evergy Inc., Senior Unsecured Notes, 2.900% due 9/15/29	915,925
165,294	Fenix Power Peru SA, Senior Unsecured Notes, 4.317% due 9/20/27	168,808
510,000	Georgia Power Co., Senior Unsecured Notes, 2.100% due 7/30/23	519,293

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Utilities - 2.4% - (continued)
$900,000	Guacolda Energia SA, Senior Unsecured Notes, 4.560% due 4/30/25	$385,884
200,000	Inkia Energy Ltd., Senior Unsecured Notes, 5.875% due 11/9/27	203,252
750,000	ITC Holdings Corp., Senior Unsecured Notes, 2.950% due 5/14/30(a)	773,424
400,000	Korea East-West Power Co., Ltd., Senior Unsecured Notes, 1.750% due 5/6/25	404,428
90,000	Leeward Renewable Energy Operations LLC, Company Guaranteed Notes, 4.250% due 7/1/29(a)	89,100
717,360	LLPL Capital Pte Ltd., Senior Secured Notes, 6.875% due 2/4/39(a)	820,660
	Minejesa Capital BV, Senior Secured Notes:
600,000	4.625% due 8/10/30	616,500
300,000	5.625% due 8/10/37	314,274
205,000	Monongahela Power Co., 1st Mortgage Notes, 5.400% due 12/15/43(a)	266,955
	NextEra Energy Capital Holdings Inc., Company Guaranteed Notes:
445,000	2.750% due 5/1/25	463,329
1,175,000	2.250% due 6/1/30	1,168,109
1,375,000	NiSource Inc., Senior Unsecured Notes, 3.600% due 5/1/30	1,477,095
200,000	NRG Energy Inc., Company Guaranteed Notes, 3.625% due 2/15/31(a)	190,000
920,000	Oglethorpe Power Corp., 1st Mortgage Notes, 5.050% due 10/1/48	1,160,119
810,000	Oncor Electric Delivery Co. LLC, Senior Secured Notes, 2.750% due 5/15/30(a)	846,857
	Pacific Gas & Electric Co.:
	1st Mortgage Notes:
1,730,000	2.500% due 2/1/31	1,653,161
540,000	4.950% due 7/1/50	606,146
	Senior Secured Notes:
265,000	1.367% due 3/10/23	263,517
400,000	3.250% due 6/1/31	402,408
140,000	PacifiCorp, 1st Mortgage Notes, 3.300% due 3/15/51	149,150
75,000	PG&E Corp., Senior Secured Notes, 5.000% due 7/1/28	77,250
140,000	Pike Corp., Company Guaranteed Notes, 5.500% due 9/1/28(a)	141,263
	Puget Energy Inc., Senior Secured Notes:
735,000	3.650% due 5/15/25	778,342
395,000	4.100% due 6/15/30	428,978
	Sempra Energy, Senior Unsecured Notes:
1,395,000	3.400% due 2/1/28	1,486,074
7,317,000	4.000% due 2/1/48	8,400,244
176,049	Southaven Combined Cycle Generation LLC, Secured Notes, 3.846% due 8/15/33	191,453
	Southern California Edison Co.:
	1st Mortgage Notes:
330,000	2.850% due 8/1/29	340,997
5,000,000	4.875% due 3/1/49	6,225,250
970,000	1st Ref Notes, 4.125% due 3/1/48	1,103,873
2,125,000	Southern Co., Senior Unsecured Notes, 3.700% due 4/30/30	2,303,753
	Total Utilities	53,965,619
	TOTAL CORPORATE BONDS & NOTES
	(Cost - $603,482,886)	593,489,815
COLLATERALIZED MORTGAGE OBLIGATIONS - 24.3%
805,000	280 Park Avenue Mortgage Trust, Series 2017-280P, Class F, 2.917% (1-Month USD-LIBOR + 2.827%) due 9/15/34(a)(f)	797,430
1,481,039	510 Asset Backed Trust, Series 2021-NPL1, Class A1, step bond to yield, 2.240% due 6/25/61(a)(d)	1,473,912
456,844	Ajax Mortgage Loan Trust, Series 2021-C, Class A, step bond to yield, 2.115% due 1/25/61(a)(d)	453,555
750,000	Alen Mortgage Trust, Series 2021-ACEN, Class D, 3.190% (1-Month USD-LIBOR + 3.100%) due 4/15/34(a)(f)	749,295

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 24.3% (continued)
	Alternative Loan Trust:
$738,606	Series 2005-28CB, Class 1A7, 5.500% due 8/25/35	$744,657
6,157,718	Series 2005-7CB, Class 2A2, 4.958% (1-Month USD-LIBOR + 5.050%) due 3/1/38(f)(g)	710,221
6,157,718	Series 2005-7CB, Class 2A5, 0.542% (1-Month USD-LIBOR + 0.450%) due 3/1/38(f)	5,072,879
4,843,820	Series 2006-OA2, Class A1, 0.511% (1-Month USD-LIBOR + 0.420%) due 5/20/46(f)	4,386,540
2,794,155	Series 2007-4CB, Class 1A1, 0.692% (1-Month USD-LIBOR + 0.600%) due 4/25/37(f)	2,235,337
6,699,560	Series 2007-9T1, Class 2A2, 6.000% due 5/25/37	4,406,654
	Angel Oak Mortgage Trust:
795,338	Series 2020-R1, Class A1, 0.990% due 4/25/53(a)(f)	792,757
760,387	Series 2021-1, Class A1, 0.909% due 1/25/66(a)(f)	757,943
608,318	Series 2021-2, Class A1, 0.985% due 4/25/66(a)(f)	602,840
1,097,742	Series 2021-3, Class A1, 1.068% due 5/25/66(a)(f)	1,088,246
901,535	Series 2021-4, Class A1, 1.035% due 1/20/65(a)(f)	892,725
1,335,406	Series 2021-5, Class A1, 0.951% due 7/25/66(a)(f)	1,321,453
1,666,356	Series 2021-6, Class A1, 1.458% due 9/25/66(a)(f)	1,654,463
	Angel Oak Mortgage Trust I LLC:
230,254	Series 2018-3, Class A1, 3.649% due 9/25/48(a)(f)	231,285
327,543	Series 2018-3, Class A2, 3.751% due 9/25/48(a)(f)	328,773
312,780	Series 2018-3, Class A3, 3.853% due 9/25/48(a)(f)	313,728
	Arbor Multifamily Mortgage Securities Trust:
4,000,000	Series 2020-MF1, Class A5, 2.756% due 5/15/53(a)	4,181,995
5,485,000	Series 2021-MF2, Class A5, 2.513% due 6/15/54(a)	5,633,496
1,920,000	Series 2021-MF2, Class C, 2.809% due 6/15/54(a)(f)	1,919,110
	BANK:
12,011,146	Series 2017-BNK4, Class XA, 1.541% due 5/15/50(f)(g)	639,113
15,881,047	Series 2018-BN10, Class XA, 0.850% due 2/15/61(f)(g)	609,626
7,540,000	Series 2020-BN30, Class A4, 1.925% due 12/15/53	7,385,374
12,695,091	Series 2021-BN32, Class XA, 0.892% due 4/15/54(f)(g)	731,934
	BBCMS Mortgage Trust:
408,000	Series 2017-DELC, Class E, 2.590% (1-Month USD-LIBOR + 2.500%) due 8/15/36(a)(f)	403,906
407,000	Series 2017-DELC, Class F, 3.590% (1-Month USD-LIBOR + 3.500%) due 8/15/36(a)(f)	401,897
$1,236,000	Series 2018-TALL, Class F, 3.325% (1-Month USD-LIBOR + 3.235%) due 3/15/37(a)(f)	$1,139,070
1,800,000	Series 2020-C6, Class A4, 2.639% due 2/15/53	1,863,422
1,482,367	Series 2020-C7, Class XA, 1.741% due 4/15/53(f)(g)	147,323
7,578,423	Series 2021-C11, Class XA, 1.510% due 9/15/54(f)(g)	779,241
11,248,000	Series 2021-C12, Class XA, 0.960% due 11/15/54(f)(g)	833,608
7,783,845	BBCMS Trust, Series 2021-C10, Class XA, 1.432% due 7/15/54(f)(g)	744,698
3,105,887	Bear Stearns ALT-A Trust, Series 2006-1, Class 21A2, 2.965% due 2/25/36(f)	2,583,804
	Benchmark Mortgage Trust:
500,000	Series 2019-B15, Class A5, 2.928% due 12/15/72	527,992
2,371,788	Series 2020-B22, Class XA, 1.635% due 1/15/54(f)(g)	274,855
	BRAVO Residential Funding Trust:
3,425,386	Series 2021-A, Class A1, step bond to yield, 1.991% due 12/31/49(a)	3,408,108
1,300,202	Series 2021-C, Class A1, step bond to yield, 1.620% due 3/1/61(a)	1,287,295
420,805	Series 2021-NQM1, Class A1, 0.941% due 2/25/49(a)(f)	420,956
583,171	Series 2021-NQM2, Class A1, 0.970% due 3/25/60(a)(f)	580,928
1,400,000	BX, Series 2021-MFM1, Class D, 1.590% (1-Month USD-LIBOR + 1.500%) due 1/15/34(a)(f)	1,384,291

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 24.3% (continued)
	BX Commercial Mortgage Trust:
$5,214,000	Series 2018-BIOA, Class D, 1.411% (1-Month USD-LIBOR + 1.321%) due 3/15/37(a)(f)	$5,194,331
232,602	Series 2018-IND, Class E, 1.790% (1-Month USD-LIBOR + 1.700%) due 11/15/35(a)(f)	232,165
544,000	Series 2019-XL, Class D, 1.540% (1-Month USD-LIBOR + 1.450%) due 10/15/36(a)(f)	542,145
3,604,000	Series 2019-XL, Class E, 1.890% (1-Month USD-LIBOR + 1.800%) due 10/15/36(a)(f)	3,589,322
3,145,000	Series 2019-XL, Class F, 2.090% (1-Month USD-LIBOR + 2.000%) due 10/15/36(a)(f)	3,125,291
829,000	Series 2021-21M, Class H, 4.100% (1-Month USD-LIBOR + 4.010%) due 10/15/36(a)(f)	820,949
2,900,000	Series 2021-VOLT, Class C, 1.190% (1-Month USD-LIBOR + 1.100%) due 9/15/36(a)(f)	2,874,567
536,000	Series 2021-VOLT, Class E, 2.090% (1-Month USD-LIBOR + 2.000%) due 9/15/36(a)(f)	532,830
536,000	Series 2021-VOLT, Class F, 2.490% (1-Month USD-LIBOR + 2.400%) due 9/15/36(a)(f)	532,992
833,000	Series 2021-XL2, Class E, 1.936% (1-Month USD-LIBOR + 1.846%) due 10/15/38(a)(f)	821,008
	BX Trust:
345,100	Series 2017-SLCT, Class E, 3.240% (1-Month USD-LIBOR + 3.150%) due 7/15/34(a)(f)	345,095
102,162	Series 2018-EXCL, Class A, 1.178% (1-Month USD-LIBOR + 1.088%) due 9/15/37(a)(f)	101,724
813,175	Series 2018-EXCL, Class C, 2.065% (1-Month USD-LIBOR + 1.975%) due 9/15/37(a)(f)	785,268
1,529,000	Series 2019-OC11, Class E, 4.075% due 12/9/41(a)(f)	1,526,314
	CAMB Commercial Mortgage Trust:
366,000	Series 2019-LIFE, Class A, 1.159% (1-Month USD-LIBOR + 1.070%) due 12/15/37(a)(f)	365,423
5,900,000	Series 2021-CX2, Class C, 2.771% due 11/10/46(a)(f)	5,829,482
332,729	Cascade MH Asset Trust, Series 2021-MH1, Class A1, 1.753% due 2/25/46(a)	328,199
	CD Mortgage Trust:
19,643,891	Series 2017-CD4, Class XA, 1.431% due 5/10/50(f)(g)	957,805
795,000	Series 2017-CD6, Class C, 4.407% due 11/13/50(f)	843,428
13,625,929	CFCRE Commercial Mortgage Trust, Series 2017-C8, Class XA, 1.661% due 6/15/50(f)(g)	897,814
3,489,000	CGDB Commercial Mortgage Trust, Series 2019-MOB, Class E, 2.090% (1-Month USD-LIBOR + 2.000%) due 11/15/36(a)(f)	3,440,899
1,633,078	CIM Trust, Series 2021-R6, Class A1, 1.425% due 7/25/61(a)(f)	1,612,649
	Citigroup Commercial Mortgage Trust:
1,415,000	Series 2015-GC31, Class A4, 3.762% due 6/10/48	1,513,911
32,346,264	Series 2015-GC35, Class XA, 0.872% due 11/10/48(f)(g)	800,816
805,000	Series 2016-P4, Class B, 3.377% due 7/10/49	834,146
7,640,000	Series 2019-GC43, Class A4, 3.038% due 11/10/52	8,147,815
500,000	Series 2019-PRM, Class D, 4.350% due 5/10/36(a)	518,853
3,250,750	Cold Storage Trust, Series 2020-ICE5, Class B, 1.390% (1-Month USD-LIBOR + 1.300%) due 11/15/37(a)(f)	3,244,639
	COLT Mortgage Loan Trust:
831,356	Series 2021-1, Class A1, 0.910% due 6/25/66(a)(f)	823,001
693,387	Series 2021-2, Class A1, 0.924% due 8/25/66(a)(f)	687,383
372,711	Series 2021-2R, Class A1, 0.798% due 7/27/54(a)(d)	371,759
1,311,472	Series 2021-3, Class A1, 0.956% due 9/27/66(a)(f)	1,295,935
1,824,183	Series 2021-HX1, Class A1, 1.110% due 10/25/66(a)(f)	1,810,301

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 24.3% (continued)
	Commercial Mortgage Trust:
$193,079,275	Series 2013-CR9, Class XA, 0.072% due 7/10/45(f)(g)	$107,275
1,050,000	Series 2015-CR23, Class A4, 3.497% due 5/10/48	1,113,279
800,000	Series 2016-DC2, Class C, 4.827% due 2/10/49(f)	837,139
5,650,000	Series 2020-CX, Class A, 2.173% due 11/10/46(a)	5,603,693
1,150,000	Series 2020-CX, Class C, 2.773% due 11/10/46(a)(f)	1,145,598
3,750,000	Series 2020-SBX, Class C, 2.056% due 1/10/38(a)(f)	3,681,252
	Credit Suisse Commercial Mortgage Capital Trust:
598,785	Series 2021-AFC1, Class A1, 0.830% due 3/25/56(a)(f)	592,662
725,706	Series 2021-NQM5, Class A1, 0.938% due 5/25/66(a)(f)	716,189
447,505	Series 2021-RPL4, Class A1, 1.796% due 12/27/60(a)(f)	448,433
	Credit Suisse Mortgage Capital Certificates:
110,000	Series 2019-ICE4, Class D, 1.690% (1-Month USD-LIBOR + 1.600%) due 5/15/36(a)(f)	109,852
5,300,000	Series 2019-ICE4, Class E, 2.240% (1-Month USD-LIBOR + 2.150%) due 5/15/36(a)(f)	5,294,704
	CSAIL Commercial Mortgage Trust:
1,985,982	Series 2015-C4, Class A3, 3.544% due 11/15/48	2,096,574
824,000	Series 2016-C7, Class B, 4.479% due 11/15/49(f)	884,100
1,205,000	Series 2018-C14, Class C, 5.088% due 11/15/51(f)	1,336,533
1,959,287	CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-9, Class 5A6, 5.500% due 10/25/35	1,531,976
	CSMC:
1,647,760	Series 2010-8R, Class 5A11, 5.219% due 2/26/37(a)(f)	1,657,434
555,000	Series 2020-NET, Class A, 2.257% due 8/15/37(a)	561,029
183,000	Series 2021-B33, Class A1, 3.053% due 10/10/43(a)	187,801
650,000	Series 2021-B33, Class A2, 3.167% due 10/10/43(a)	674,481
322,077	Series 2021-NQM1, Class A1, 0.809% due 5/25/65(a)(f)	320,915
1,265,826	Series 2021-NQM2, Class A1, 1.179% due 2/25/66(a)(f)	1,258,580
1,320,212	Series 2021-NQM4, Class A1, 1.101% due 5/25/66(a)(f)	1,309,915
1,863,426	Series 2021-NQM6, Class A1, 1.174% due 7/25/66(a)(f)	1,848,741
	DBGS Mortgage Trust:
1,856,278	Series 2018-BIOD, Class B, 0.977% (1-Month USD-LIBOR + 0.888%) due 5/15/35(a)(f)	1,852,187
3,601,179	Series 2018-BIOD, Class E, 1.790% (1-Month USD-LIBOR + 1.700%) due 5/15/35(a)(f)	3,585,340
	DBJPM Mortgage Trust:
21,195,000	Series 2017-C6, Class XB, 0.373% due 6/10/50(f)(g)	349,840
2,230,907	Series 2020-C9, Class XA, 1.830% due 9/15/53(f)(g)	211,838
610,000	DC Office Trust, Series 2019-MTC, Class A, 2.965% due 9/15/45(a)	641,569
	Deephaven Residential Mortgage Trust:
305,116	Series 2021-1, Class A1, 0.715% due 5/25/65(a)(f)	303,460
380,700	Series 2021-2, Class A1, 0.899% due 4/25/66(a)(f)	378,230
	Ellington Financial Mortgage Trust:
186,079	Series 2021-1, Class A1, 0.797% due 2/25/66(a)(f)	184,790
325,503	Series 2021-2, Class A1, 0.931% due 6/25/66(a)(f)	322,522
1,131,678	Series 2021-3, Class A1, 1.241% due 9/25/66(a)(f)	1,122,806
	Federal Home Loan Mortgage Corp. (FHLMC). REMICS:
915,612	Series 3835, Class FO, –% due 4/15/41(h)	856,016
1,570,124	Series 4116, Class AP, 1.350% due 8/15/42	1,554,666
4,372,310	Series 4223, Class SB, 5.327% (1-Month USD-LIBOR + 5.431%) due 7/15/43(f)	4,571,724
952,853	Series 4447, Class IO, 5.000% due 3/15/45(g)	197,617
8,121,335	Series 4640, Class VB, 3.000% due 3/15/37	8,202,367
8,892,688	Series 4655, Class CZ, 3.000% due 2/15/47	9,276,869
20,761,087	Series 4726, Class Z, 3.500% due 10/15/47	22,209,509

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 24.3% (continued)
$5,896,311	Series 4892, Class ES, 6.058% (1-Month USD-LIBOR + 6.150%) due 7/25/45(f)(g)	$1,349,468
	Federal National Mortgage Association (FNMA), Aces:
7,548,158	Series 2017-M2, Class A2, 2.877% due 2/25/27(f)	8,010,962
4,695,000	Series 2018-M14, Class A2, 3.700% due 8/25/28(f)	5,250,548
1,395,000	Series 2018-M7, Class A2, 3.160% due 3/25/28(f)	1,513,912
14,180,230	Series 2020-M15, Class X1, 1.687% due 9/25/31(f)(g)	1,729,303
20,953,594	Series 2020-M7, Class X2, 1.333% due 3/25/31(f)(g)	1,823,824
	Federal National Mortgage Association (FNMA), REMICS:
166,293	Series 2011-51, Class TO, –% due 6/25/41(h)	152,964
1,072,000	Series 2013-62, Class PY, 2.500% due 6/25/43	1,105,382
2,140,731	Series 2013-72, Class IW, 3.500% due 7/25/33(g)	188,449
3,276,580	Series 2014-11, Class KZ, 2.500% due 10/25/41	3,341,017
1,228,304	Series 2015-55, Class PD, 2.500% due 3/25/43	1,248,536
746,310	Series 2017-105, Class ZE, 3.000% due 1/25/48	812,947
1,201,676	Series 2017-107, Class GA, 3.000% due 8/25/45	1,211,619
7,731,019	Series 2017-24, Class LG, 3.000% due 4/25/37	8,145,241
4,749,489	Series 2018-33, Class C, 3.000% due 5/25/48	4,870,641
2,075,396	Series 2018-38, Class LA, 3.000% due 6/25/48	2,162,176
	FMC GMSR Issuer Trust:
4,000,000	Series 2021-GT1, Class A, 3.620% due 7/25/26(a)(f)	3,964,062
3,420,000	Series 2021-GT2, Class A, 3.850% due 10/25/26(a)(d)(f)	3,415,229
	Freddie Mac Multifamily Structured Pass-Through Certificates:
109,620,169	Series K064, Class X1, 0.741% due 3/25/27(f)(g)	3,160,404
6,770,000	Series K084, Class A2, 3.780% due 10/25/28(f)	7,673,080
6,000,000	Series K085, Class A2, 4.060% due 10/25/28(f)	6,910,061
2,975,000	Series K088, Class A2, 3.690% due 1/25/29	3,370,945
14,981,253	Series K112, Class X1, 1.536% due 5/25/30(f)(g)	1,598,795
25,052,911	Series K116, Class X1, 1.531% due 7/25/30(f)(g)	2,617,548
58,704,008	Series K119, Class X1, 1.026% due 9/25/30(f)(g)	4,144,914
22,756,567	Series K120, Class X1, 1.133% due 10/25/30(f)(g)	1,788,341
41,743,431	Series K121, Class X1, 1.124% due 10/25/30(f)(g)	3,237,420
12,782,732	Series K122, Class X1, 0.974% due 11/25/30(f)(g)	872,813
23,957,987	Series K124, Class X1, 0.812% due 12/25/30(f)(g)	1,386,535
53,925,771	Series K125, Class X1, 0.677% due 1/25/31(f)(g)	2,527,140
30,193,896	Series K130, Class X1, 1.144% due 6/25/31(f)(g)	2,621,935
30,910,930	Series K-1519, Class X1, 0.706% due 12/25/35(f)(g)	2,005,294
5,500,000	Series KIR3, Class A2, 3.281% due 8/25/27	6,010,311
1,500,000	Series Q001, Class A3, 3.815% due 2/25/32	1,665,033
1,226,951	Freddie Mac Strips, Series 303, Class C10, 3.500% due 1/15/33(g)	133,593
	FREMF Mortgage Trust:
2,000,000	Series 2019-K102, Class B, 3.651% due 12/25/51(a)(f)	2,108,958
3,980,000	Series 2019-K97, Class B, 3.893% due 9/25/51(a)(f)	4,334,856
1,885,000	Series 2020-K105, Class B, 3.530% due 3/25/53(a)(f)	1,976,206
1,177,259	FWDSecuritization Trust, Series 2019-INV1, Class A3, 3.110% due 6/25/49(a)(f)	1,192,713
	GCAT Trust:
955,253	Series 2021-NQM1, Class A1, 0.874% due 1/25/66(a)(f)	948,090
739,132	Series 2021-NQM2, Class A1, 1.036% due 5/25/66(a)(f)	734,997
1,004,973	Series 2021-NQM3, Class A1, 1.091% due 5/25/66(a)(f)	998,243
1,242,553	Series 2021-NQM4, Class A1, 1.093% due 8/25/66(a)(f)	1,230,372
1,693,794	Series 2021-NQM5, Class A1, 1.262% due 7/25/66(a)(f)	1,676,363
	Government National Mortgage Association (GNMA):
813,882	Series 2012-116, Class IB, 4.000% due 9/16/42(g)	166,188
1,595,811	Series 2012-32, Class Z, 3.500% due 3/20/42	1,693,738
16,013,864	Series 2021-129, Class IO, 0.987% due 6/16/63(f)(g)	1,362,163
23,897,716	Series 2021-184, Class IO, 0.955% due 12/16/61(f)(g)	2,032,431

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 24.3% (continued)
$16,690,556	Series 2021-30, Class IB, 2.500% due 2/20/51(g)	$2,404,777
20,468,499	Series 2021-35, Class IO, 1.015% due 12/16/62(f)(g)	1,792,834
22,319,188	Series 2021-52, Class IO, 0.816% due 4/16/63(f)(g)	1,658,867
20,720,046	Series 2021-58, Class SL, 3.659% (1-Month USD-LIBOR + 3.750%) due 4/20/51(f)(g)	2,160,411
22,249,256	Series 2021-79, Class IO, 0.923% due 8/16/63(f)	1,826,348
	Great Wolf Trust:
500,000	Series 2019-WOLF, Class E, 2.822% (1-Month USD-LIBOR + 2.732%) due 12/15/36(a)(f)	483,706
500,000	Series 2019-WOLF, Class F, 3.221% (1-Month USD-LIBOR + 3.131%) due 12/15/36(a)(f)	484,759
	GS Mortgage Securities Corp. Trust:
400,000	Series 2018-TWR, Class D, 1.690% (1-Month USD-LIBOR + 1.600%) due 7/15/31(a)(f)	387,935
400,000	Series 2018-TWR, Class E, 2.190% (1-Month USD-LIBOR + 2.100%) due 7/15/31(a)(f)	388,424
400,000	Series 2018-TWR, Class F, 2.890% (1-Month USD-LIBOR + 2.800%) due 7/15/31(a)(f)	382,038
400,000	Series 2018-TWR, Class G, 4.015% (1-Month USD-LIBOR + 3.925%) due 7/15/31(a)(f)	367,926
700,000	Series 2021-IP, Class D, 2.190% (1-Month USD-LIBOR + 2.100%) due 10/15/36(a)(f)	700,417
	GS Mortgage Securities Trust:
705,000	Series 2015-GC30, Class A4, 3.382% due 5/10/50	745,575
10,383,509	Series 2017-GS7, Class XA, 1.258% due 8/10/50(f)(g)	497,528
1,400,000	Series 2018-GS9, Class A4, 3.992% due 3/10/51(f)	1,558,309
1,200,000	Series 2018-GS9, Class C, 4.505% due 3/10/51(f)	1,286,724
1,500,000	Series 2020-GC45, Class A5, 2.911% due 2/13/53	1,585,053
6,013,375	HarborView Mortgage Loan Trust, Series 2006-14, Class 2A1A, 0.239% (1-Month USD-LIBOR + 0.150%) due 1/25/47(f)	5,680,265
1,011,224	HPLY Trust, Series 2019-HIT, Class F, 3.240% (1-Month USD-LIBOR + 3.150%) due 11/15/36(a)(f)	980,808
	Imperial Fund Mortgage Trust:
666,090	Series 2021-NQM2, Class A1, 1.073% due 9/25/56(a)(f)	660,658
1,057,049	Series 2021-NQM3, Class A1, 1.595% due 11/25/56(a)(f)	1,052,114
	IMT Trust:
4,689,388	Series 2017-APTS, Class BFL, 1.040% (1-Month USD-LIBOR + 0.950%) due 6/15/34(a)(f)	4,684,276
2,309,489	Series 2017-APTS, Class CFL, 1.190% (1-Month USD-LIBOR + 1.100%) due 6/15/34(a)(f)	2,309,823
33,247	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2017-FL10, Class D, 1.990% (1-Month USD-LIBOR + 1.900%) due 6/15/32(a)(f)	33,212
	JP Morgan Chase Commercial Mortgage Securities Trust:
805,000	Series 2018-WPT, Class FFX, 5.542% due 7/5/33(a)(f)	812,031
1,950,000	Series 2019-OSB, Class A, 3.397% due 6/5/39(a)	2,108,207
823,000	Series 2020-ACE, Class C, 3.817% due 1/10/37(a)(f)	784,250
805,000	Series 2020-LOOP, Class E, 3.990% due 12/5/38(a)(f)	762,669
	JP Morgan Mortgage Trust:
3,028,934	Series 2006-S1, Class 2A9, 6.500% due 4/25/36	3,143,354
6,849,723	Series 2006-S4, Class A7, 6.000% due 1/25/37	4,195,794
1,594,050	Series 2021-3, Class B1, 2.953% due 7/1/51(a)(f)	1,642,274
	JPMBB Commercial Mortgage Securities Trust:
380,000	Series 2014-C26, Class C, 4.519% due 1/15/48(f)	387,356
1,667,000	Series 2015-C27, Class C, 4.444% due 2/15/48(f)	1,685,901
2,200,000	Series 2015-C28, Class A4, 3.227% due 10/15/48	2,302,950

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 24.3% (continued)
$1,205,000	Series 2015-C28, Class C, 4.262% due 10/15/48(f)	$1,219,524
529,000	Series 2016-C1, Class A5, 3.576% due 3/15/49	566,442
1,100,000	JPMCC Commercial Mortgage Securities Trust, Series 2017-JP6, Class A5, 3.490% due 7/15/50	1,184,725
1,123,000	JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7, Class B, 3.294% due 5/13/53(f)	1,188,129
	Legacy Mortgage Asset Trust:
447,020	Series 2021-GS2, Class A1, step bond to yield, 1.750% due 4/25/61(a)	444,009
564,018	Series 2021-GS3, Class A1, step bond to yield, 1.750% due 7/25/61(a)	559,951
300,158	Series 2021-GS4, Class A1, step bond to yield, 1.650% due 11/25/60(a)	297,148
3,955,318	Lehman XS Trust, Series 2007-4N, Class 1A3, 0.332% (1-Month USD-LIBOR + 0.240%) due 3/25/47(f)	3,921,393
3,235,000	Life Mortgage Trust, Series 2021-BMR, Class D, 1.490% (1-Month USD-LIBOR + 1.400%) due 3/15/38(a)(f)	3,205,624
829,000	Med Trust, Series 2021-MDLN, Class G, 5.350% (1-Month USD-LIBOR + 5.250%) due 11/15/38(a)(f)	823,812
6,324,225	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1, Class AF1, 5.750% due 8/25/36	3,674,468
642,389	MFA Trust, Series 2021-NQM1, Class A1, 1.153% due 4/25/65(a)(f)	640,091
635,841	MFRA Trust, Series 2021-NQM2, Class A1, 1.029% due 11/25/64(a)(f)	631,937
	Morgan Stanley Bank of America Merrill Lynch Trust:
2,000,000	Series 2014-C17, Class C, 4.637% due 8/15/47(f)	2,073,420
16,860,795	Series 2014-C19, Class XA, 1.113% due 12/15/47(f)(g)	396,045
2,583,782	Series 2015-C20, Class A4, 3.249% due 2/15/48	2,710,778
1,405,000	Series 2015-C26, Class A5, 3.531% due 10/15/48	1,500,648
1,652,000	Series 2016-C31, Class C, 4.432% due 11/15/49(f)	1,691,835
	Morgan Stanley Capital I Trust:
16,189,613	Series 2016-UB11, Class XA, 1.634% due 8/15/49(f)(g)	858,961
13,279,590	Series 2016-UB12, Class XA, 0.846% due 12/15/49(f)(g)	353,374
467,000	Series 2018-SUN, Class A, 0.990% (1-Month USD-LIBOR + 0.900%) due 7/15/35(a)(f)	466,263
1,356,000	Series 2019-H7, Class AS, 3.524% due 7/15/52	1,454,327
583,000	Series 2019-H7, Class B, 3.725% due 7/15/52	620,101
22,068,858	Series 2019-L3, Class XA, 0.763% due 11/15/52(f)(g)	976,229
7,782,169	Series 2020-HR8, Class XA, 1.970% due 7/15/53(f)(g)	1,032,093
806,000	Series 2020-L4, Class B, 3.082% due 2/15/53	828,958
2,291,985	Morgan Stanley Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.693% due 10/25/60(a)(f)	2,289,064
1,321,000	MRCD Mortgage Trust, Series 2019-PARK, Class G, 2.718% due 12/15/36(a)	1,246,634
	New Residential Mortgage Loan Trust:
1,178,964	Series 2020-RPL2, Class A1, 3.578% due 8/25/25(a)(f)	1,191,726
572,146	Series 2021-NQ1R, Class A1, 0.943% due 7/25/55(a)(f)	568,825
465,008	Series 2021-NQ2R, Class A1, 0.941% due 10/25/58(a)(f)	463,505
1,719,727	Series 2021-NQM3, Class A1, 1.156% due 11/27/56(a)(f)	1,715,143
1,339,807	NMLT Trust, Series 2021-INV1, Class A1, 1.185% due 5/25/56(a)(f)	1,326,043
	OBX Trust:
1,166,846	Series 2021-NQM1, Class A1, 1.072% due 2/25/66(a)(f)	1,154,819
830,644	Series 2021-NQM3, Class A1, 1.054% due 7/25/61(a)(f)	822,635
	PMT Credit Risk Transfer Trust:
1,190,799	Series 2019-2R, Class A, 2.840% (1-Month USD-LIBOR + 2.750%) due 5/27/23(a)(f)	1,179,538
710,569	Series 2019-3R, Class A, 2.790% (1-Month USD-LIBOR + 2.700%) due 10/27/22(a)(f)	710,634
1,722,545	PRET LLC, Series 2021-RN3, Class A1, step bond to yield, 1.843% due 9/25/51(a)	1,709,472

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 24.3% (continued)
$1,566,192	Pretium Mortgage Credit Partners LLC, Series 2021-RN1, Class A1, step bond to yield, 1.992% due 2/25/61(a)	$1,550,819
	PRPM LLC:
2,527,970	Series 2021-2, Class A1, 2.115% due 3/25/26(a)(f)	2,514,867
665,279	Series 2021-3, Class A1, step bond to yield, 1.867% due 4/25/26(a)(d)	662,691
867,545	Series 2021-4, Class A1, step bond to yield, 1.867% due 4/25/26(a)	860,092
802,560	Series 2021-5, Class A1, step bond to yield, 1.793% due 6/25/26(a)	796,578
852,604	Series 2021-6, Class A1, step bond to yield, 1.793% due 7/25/26(a)	846,682
4,688,410	Series 2021-7, Class A1, step bond to yield, 1.867% due 8/25/26(a)	4,647,961
864,482	Series 2021-8, Class A1, 1.743% due 9/25/26(a)(f)	855,912
2,197,573	Series 2021-9, Class A1, 2.363% due 10/25/26(a)(f)	2,184,878
338,181	Series 2021-RPL1, Class A1, 1.319% due 7/25/51(a)(f)	334,181
1,452,837	Rali Trust, Series 2005-QS13, Class 1A3, 5.500% due 9/25/35	1,432,150
636,539	RCO VII Mortgage LLC, Series 2021-1, Class A1, step bond to yield, 1.868% due 5/26/26(a)	634,463
4,241,746	Residential Asset Securitization Trust, Series 2005-A8CB, Class A6, 5.000% due 7/25/35	3,263,468
	Residential Mortgage Loan Trust:
3,100,000	Series 2020-1, Class M1, 3.242% due 2/25/24(a)(f)	3,152,593
500,969	Series 2021-1R, Class A1, 0.859% due 1/25/65(a)(f)	498,993
	Seasoned Credit Risk Transfer Trust:
468,141	Series 2019-1, Class MA, 3.500% due 7/25/58	488,580
629,912	Series 2019-1, Class MT, 3.500% due 7/25/58	668,828
5,800,649	Series 2019-4, Class MV, 3.000% due 2/25/59	6,153,107
782,801	Series 2020-1, Class MT, 2.500% due 8/25/59	808,627
7,754,195	Series 2020-2, Class MT, 2.000% due 11/25/59	7,775,975
7,830,126	Series 2020-3, Class M5TW, 3.000% due 5/25/60	8,212,246
6,280,617	Seasoned Loans Structured Transaction Trust, Series 2020-2, Class A1D, 1.750% due 9/25/30	6,319,602
3,640,000	SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class B, 4.534% due 1/5/43(a)(f)	3,690,516
165,000	SG Commercial Mortgage Securities Trust, Series 2016-C5, Class B, 3.933% due 10/10/48	170,210
	SG Residential Mortgage Trust:
1,265,928	Series 2021-1, Class A1, 1.160% due 7/25/61(a)(f)	1,254,692
5,238,000	Series 2021-2, Class B1, 4.038% due 12/25/61(a)(f)	5,152,480
795,000	Soho Trust, Series 2021-SOHO, Class B, 2.786% due 8/10/38(a)(f)	752,028
1,022,809	STAR Trust, Series 2021-1, Class A1, 1.219% due 5/25/65(a)(f)	1,020,667
	Starwood Mortgage Residential Trust:
380,030	Series 2021-2, Class A1, 0.943% due 5/25/65(a)(f)	377,853
1,239,177	Series 2021-3, Class A1, 1.127% due 6/25/56(a)(f)	1,227,935
1,623,659	Series 2021-4, Class A1, 1.162% due 8/25/56(a)(f)	1,613,799
3,480,000	STWD Trust, Series 2021-FLWR, Class D, 1.465% (1-Month USD-LIBOR + 1.375%) due 7/15/36(a)(f)	3,428,766
840,000	Toorak Mortgage Corp. Ltd., Series 2021-1, Class A1, step bond to yield, 2.240% due 6/25/24(a)	836,864
1,631,257	Towd Point Mortgage Trust, Series 2021-R1, Class A1, 2.918% due 11/30/60(a)(f)	1,637,099
700,000	Triangle Re Ltd., Series 2021-3, Class M1A, 1.950% (SOFR30A + 1.900%) due 2/25/34(a)(f)	699,649
599,643	TRK Trust, Series 2021-INV1, Class A1, 1.153% due 7/25/56(a)(f)	594,941
	UBS Commercial Mortgage Trust:
4,600,253	Series 2017-C1, Class XA, 1.690% due 6/15/50(f)(g)	307,061
1,815,000	Series 2017-C7, Class A3, 3.418% due 12/15/50	1,933,042
3,995,819	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class XA, 1.038% due 3/10/46(a)(f)(g)	24,730

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 24.3% (continued)
	VCAT LLC:
$274,817	Series 2021-NPL2, Class A1, step bond to yield, 2.115% due 3/27/51(a)(d)	$274,800
812,098	Series 2021-NPL3, Class A1, step bond to yield, 1.743% due 5/25/51(a)	805,264
1,237,692	Series 2021-NPL4, Class A1, step bond to yield, 1.868% due 8/25/51(a)	1,233,821
	Verus Securitization Trust:
6,400,000	Series 2019-INV2, Class M1, 3.499% due 7/25/59(a)(f)	6,440,944
3,814,000	Series 2021-1, Class B1, 2.977% due 1/25/66(a)(f)	3,785,780
511,504	Series 2021-2, Class A1, 1.031% due 2/25/66(a)(f)	507,942
593,278	Series 2021-4, Class A1, 0.938% due 7/25/66(a)(f)	586,751
1,495,091	Series 2021-5, Class A1, 1.013% due 9/25/66(a)(f)	1,473,833
1,600,644	Series 2021-6, Class A1, 1.630% due 10/25/66(a)(f)	1,599,844
1,710,000	Series 2021-7, Class A1, 1.829% due 10/25/66(a)(f)	1,709,385
547,447	Series 2021-R1, Class A1, 0.820% due 10/25/63(a)(f)	545,984
604,263	Series 2021-R2, Class A1, 0.918% due 2/25/64(a)(f)	601,736
496,811	VOLT C LLC, Series 2021-NPL9, Class A1, step bond to yield, 1.992% due 5/25/51(a)	495,127
1,069,937	VOLT XCIII LLC, Series 2021-NPL2, Class A1, step bond to yield, 1.893% due 2/27/51(a)(d)	1,063,492
2,318,349	VOLT XCVII LLC, Series 2021-NPL6, Class A1, step bond to yield, 2.240% due 4/25/51(a)	2,309,454
274,170	VOLT XCVIII LLC, Series 2021-NPL7, Class A1, step bond to yield, 2.116% due 4/25/51(a)	273,798
	Wells Fargo Commercial Mortgage Trust:
1,400,000	Series 2016-BNK1, Class A3, 2.652% due 8/15/49	1,451,170
9,919,497	Series 2017-C38, Class XA, 1.160% due 7/15/50(f)(g)	435,880
800,000	Series 2018-C45, Class ASB, 4.147% due 6/15/51	876,296
806,000	Series 2020-C55, Class AS, 2.937% due 2/15/53	832,271
9,291,284	Series 2020-C58, Class XA, 2.006% due 7/15/53(f)(g)	1,214,199
3,454,283	Series 2021-SAVE, Class D, 2.590% (1-Month USD-LIBOR + 2.500%) due 2/15/40(a)(f)	3,455,179
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost - $559,436,778)	544,854,730
U.S. GOVERNMENT OBLIGATIONS - 22.4%
	U.S. Treasury Bonds:
4,200,000	1.250% due 11/30/26	4,218,703
4,365,000	1.750% due 8/15/41	4,285,202
5,510,000	3.125% due 2/15/43	6,730,809
7,785,000	3.625% due 2/15/44	10,288,668
12,905,000	3.375% due 5/15/44	16,493,195
1,390,000	2.250% due 8/15/46	1,501,743
8,500,000	3.000% due 2/15/48	10,622,012
7,800,000	3.125% due 5/15/48	9,981,563
34,300,000	1.875% due 2/15/51	34,873,453
45,055,000	2.375% due 5/15/51	51,102,226
	U.S. Treasury Inflation Indexed Bonds:
1,750,010	0.875% due 2/15/47	2,395,098
331,887	0.125% due 2/15/51	398,105
2,444,699	U.S. Treasury Inflation Indexed Notes, 0.125% due 7/15/30	2,737,840
	U.S. Treasury Notes:
63,900,000	0.125% due 11/30/22	63,810,141
6,760,000	0.125% due 4/30/23	6,734,650
13,960,000	0.125% due 5/31/23	13,898,925
17,900,000	0.500% due 11/30/23	17,881,121

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
U.S. GOVERNMENT OBLIGATIONS - 22.4% (continued)
$55,095,000	0.125% due 12/15/23 (i)	$54,584,941
16,420,000	0.250% due 5/15/24	16,237,199
6,400,000	2.125% due 7/31/24	6,631,500
3,700,000	0.750% due 11/15/24	3,691,328
31,060,000	0.250% due 8/31/25	30,176,731
12,600,000	2.250% due 11/15/25	13,187,672
19,340,000	0.375% due 11/30/25	18,816,460
26,185,000	0.750% due 4/30/26	25,773,814
10,200,000	0.625% due 7/31/26	9,962,133
3,326,000	2.750% due 2/15/28	3,616,505
3,650,000	1.250% due 4/30/28	3,634,316
18,880,000	2.875% due 5/15/28	20,700,150
16,800,000	1.500% due 11/30/28	16,947,000
15,135,000	1.625% due 5/15/31	15,428,241
5,300,000	1.375% due 11/15/31	5,267,703
	TOTAL U.S. GOVERNMENT OBLIGATIONS
	(Cost - $497,745,126)	502,609,147
MORTGAGE-BACKED SECURITIES - 21.3%
FHLMC - 2.9%
	Federal Home Loan Mortgage Corp. (FHLMC)., Gold:
12,107,362	3.000% due 3/1/35 - 4/1/50	12,739,153
3,871,040	3.030% due 1/1/50	4,236,546
15,920,772	3.500% due 12/1/46 - 1/1/48	17,130,755
71,514	4.000% due 12/1/47	76,658
	Federal Home Loan Mortgage Corp. (FHLMC)., Gold UMBS:
7,244,665	2.000% due 3/1/51	7,255,276
6,915,487	2.500% due 12/1/51	7,096,394
9,431,390	3.000% due 2/1/33 - 8/1/51	9,855,055
2,708,364	3.500% due 8/1/43 - 8/1/51	2,885,121
2,128,909	4.000% due 10/1/44 - 12/1/47	2,302,640
535,453	4.500% due 5/1/48	575,909
	TOTAL FHLMC	64,153,507
FNMA - 16.0%
	Federal National Mortgage Association (FNMA) UMBS:
780,000	1.500% due 12/1/51 (j)	754,041
32,577,578	2.000% due 8/1/50 - 11/1/51	32,687,703
114,890,000	2.000% due 12/1/51 - 1/1/52(j)	114,858,286
71,861,744	2.500% due 6/1/30 - 12/1/51	74,052,585
34,669,000	2.500% due 12/1/36 - 1/1/52(j)	35,538,653
27,404,996	3.000% due 2/1/30 - 10/1/51	28,840,085
16,460,000	3.000% due 12/1/51 (j)	17,091,395
5,564,092	3.500% due 7/1/32 - 7/1/50	5,909,121
5,681,000	3.500% due 12/1/51 (j)	5,972,595
1,692,023	4.000% due 11/1/38 - 2/1/48	1,827,868
435,000	4.000% due 12/1/51 (j)	463,547
747,393	4.500% due 5/1/48 - 6/1/48	805,611
2,194,000	4.500% due 12/1/51 (j)	2,357,264

Schedules of Investments

November 30, 2021 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES - 21.3% (continued)
FNMA - 16.0% (continued)
	Federal National Mortgage Association (FNMA):
$13,000,000	1.960% due 9/1/33	$13,028,371
1,695,198	2.490% due 9/1/28	1,789,275
2,605,497	2.551% due 5/1/44 (f)	2,700,190
4,443,000	2.760% due 9/1/31	4,841,242
5,098,805	3.000% due 4/1/53	5,460,401
8,500,000	3.710% due 8/1/30	9,700,386
	TOTAL FNMA	358,678,619
GNMA - 2.4%
	Government National Mortgage Association (GNMA):
975,000	2.000% due 12/1/51 (j)	987,645
9,405,000	2.500% due 12/1/51 (j)	9,662,903
12,360,000	3.000% due 1/1/52 - 12/1/52(j)	12,812,962
6,010,000	3.500% due 12/1/51 (j)	6,277,163
1,485,000	4.500% due 12/1/51 (j)	1,576,478
	Government National Mortgage Association (GNMA) II:
8,763,671	2.500% due 8/20/51 - 10/20/51	9,014,458
1,328,080	3.000% due 4/20/31 - 12/20/50	1,395,736
2,630,737	3.000% due 12/20/51 (d)	2,742,320
2,490,171	3.500% due 8/20/42 - 9/20/50	2,636,005
3,590,755	4.000% due 10/20/44 - 3/20/49	3,842,127
1,631,135	4.500% due 2/20/40 - 8/20/49	1,767,486
	TOTAL GNMA	52,715,283
	TOTAL MORTGAGE-BACKED SECURITIES
	(Cost - $473,543,739)	475,547,409
ASSET-BACKED SECURITIES - 9.7%
1,000,000	37 Capital CLO I, Series 2021-1A, Class A, 1.403% (3-Month USD-LIBOR + 1.200%) due 10/15/34(a)(d)(f)	999,747
1,678,745	Aaset Trust, Series 2019-2, Class A, 3.376% due 10/16/39(a)	1,615,968
1,677,850	AASET US Ltd., Series 2018-1A, Class A, 3.844% due 1/16/38(a)	1,478,272
1,600,000	AIG CLO, Series 2021-1A, Class A, 1.228% (3-Month USD-LIBOR + 1.100%) due 4/22/34(a)(f)	1,600,891
3,000,000	Aimco CLO 15 Ltd., Series 2021-15A, Class A, 1.212% (3-Month USD-LIBOR + 1.120%) due 10/17/34(a)(f)	2,996,454
500,000	Allegro CLO X Ltd., Series 2019-1A, Class AR, 1.282% (3-Month USD-LIBOR + 1.150%) due 7/20/32(a)(f)	500,296
500,000	ALM 2020 Ltd., Series 2020-1A, Class A2, 1.974% (3-Month USD-LIBOR + 1.850%) due 10/15/29(a)(f)	498,228
4,000,000	AMSR Trust, Series 2020-SFR4, Class E2, 2.456% due 11/17/37(a)	3,922,784
1,000,000	Anchorage Capital CLO 4-R Ltd., Series 2014-4RA, Class B, 1.636% (3-Month USD-LIBOR + 1.500%) due 1/28/31(a)(f)	1,001,080
500,000	Apidos CLO XII, Series 2013-12A, Class CR, 1.924% (3-Month USD-LIBOR + 1.800%) due 4/15/31(a)(f)	495,074
260,000	Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL2, Class A, 1.190% (1-Month USD-LIBOR + 1.100%) due 5/15/36(a)(f)	259,268
1,574,013	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2007-HE2, Class A4, 0.322% (1-Month USD-LIBOR + 0.230%) due 5/25/37(f)	1,287,861
500,000	Assurant CLO Ltd., Series 2019-5A, Class A1, 1.514% (3-Month USD-LIBOR + 1.390%) due 1/15/33(a)(f)	500,270
570,000	Avant Loans Funding Trust, Series 2021-REV1, Class A, 1.210% due 7/15/30(a)	566,361
	Avis Budget Rental Car Funding AESOP LLC:
5,915,000	Series 2017-1A, Class A, 3.070% due 9/20/23(a)	6,002,572
410,000	Series 2017-2A, Class A, 2.970% due 3/20/24(a)	420,292

Schedules of Investments

November 30, 2021 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - 9.7% (continued)
$1,440,000	Bain Capital Credit CLO, Series 2019-1A, Class AR, 1.254% (3-Month USD-LIBOR + 1.130%) due 4/19/34(a)(f)	$1,439,636
	Bain Capital Credit CLO Ltd.:
1,660,000	Series 2017-2A, Class AR2, 1.304% (3-Month USD-LIBOR + 1.180%) due 7/25/34(a)(f)	1,660,541
1,000,000	Series 2019-3A, Class B2, 2.000% (3-Month USD-LIBOR + 1.870%) due 10/21/32(a)(f)	1,000,075
2,000,000	Series 2020-2A, Class AR, 1.294% (3-Month USD-LIBOR + 1.170%) due 7/19/34(a)(f)	1,999,994
1,000,000	Battalion CLO XI Ltd., Series 2017-11A, Class AR, 1.274% (3-Month USD-LIBOR + 1.150%) due 4/24/34(a)(f)	999,747
311,458	BHG Securitization Trust, Series 2021-B, Class A, 0.900% due 10/17/34(a)	310,227
1,085,000	BlueMountain CLO XXIV Ltd., Series 2019-24A, Class AR, 1.232% (3-Month USD-LIBOR + 1.100%) due 4/20/34(a)(f)	1,085,298
2,055,000	BlueMountain CLO XXXI Ltd., Series 2021-31A, Class A1, 1.274% (3-Month USD-LIBOR + 1.150%) due 4/19/34(a)(f)	2,056,418
775,000	BSPRT Issuer Ltd., Series 2021-FL6, Class A, 1.190% (1-Month USD-LIBOR + 1.100%) due 3/15/36(a)(f)	775,000
1,973,747	Carlyle Global Market Strategies CLO Ltd., Series 2014-3RA, Class A1A, 1.185% (3-Month USD-LIBOR + 1.050%) due 7/27/31(a)(f)	1,972,365
	Carlyle US CLO Ltd.:
765,000	Series 2021-2A, Class A1, 1.212% (3-Month USD-LIBOR + 1.080%) due 4/20/34(a)(f)	765,529
1,537,000	Series 2021-3SA, Class A1, 1.184% (3-Month USD-LIBOR + 1.060%) due 4/15/34(a)(f)	1,538,058
1,700,000	Carmax Auto Owner Trust, Series 2021-1, Class C, 0.940% due 12/15/26	1,674,292
1,842,384	Carrington Mortgage Loan Trust, Series 2006-NC4, Class A3, 0.252% (1-Month USD-LIBOR + 0.160%) due 10/25/36(f)	1,810,181
1,188,828	Castlelake Aircraft Securitization Trust, Series 2018-1, Class A, 4.125% due 6/15/43(a)	1,174,804
500,000	CBAM Ltd., Series 2019-10A, Class A1R, 1.252% (3-Month USD-LIBOR + 1.120%) due 4/20/32(a)(f)	499,874
4,948,511	C-BASS Trust, Series 2006-CB9, Class A4, 0.322% (1-Month USD-LIBOR + 0.230%) due 11/25/36(f)	3,053,295
2,660,000	Cedar Funding IV CLO Ltd., Series 2014-4A, Class ARR, 1.284% (3-Month USD-LIBOR + 1.160%) due 7/23/34(a)(f)	2,660,428
3,000,000	Cedar Funding VIII CLO Ltd., Series 2017-8A, Class A1R, 1.272% (3-Month USD-LIBOR + 1.150%) due 10/17/34(a)(f)	2,999,241
112,293	CF Hippolyta LLC, Series 2021-1A, Class B1, 1.980% due 3/15/61(a)	111,226
6,074,032	CLI Funding VIII LLC, Series 2021-1A, Class A, 1.640% due 2/18/46(a)	5,940,354
465,000	Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.000% due 5/15/30(a)	462,123
4,839,597	Credit-Based Asset Servicing & Securitization LLC, Series 2006-CB4, Class AV4, 0.572% (1-Month USD-LIBOR + 0.480%) due 5/25/36(f)	3,960,983
681,575	Domino's Pizza Master Issuer LLC, Series 2021-1A, Class A2I, 2.662% due 4/25/51(a)	685,670
2,000,000	Dryden 53 CLO Ltd., Series 2017-53A, Class A, 1.244% (3-Month USD-LIBOR + 1.120%) due 1/15/31(a)(f)	1,998,000
500,000	Dryden 75 CLO Ltd., Series 2019-75A, Class AR2, 1.164% (3-Month USD-LIBOR + 1.040%) due 4/15/34(a)(f)	500,275
	Exeter Automobile Receivables Trust:
600,000	Series 2021-1A, Class D, 1.080% due 11/16/26	593,687
900,000	Series 2021-1A, Class E, 2.210% due 2/15/28(a)	887,341
6,087,929	First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A1, 0.232% (1-Month USD-LIBOR + 0.140%) due 3/25/37(f)	4,132,963
2,685,000	Ford Credit Auto Lease Trust, Series 2021-A, Class C, 0.780% due 9/15/25	2,667,561
	Ford Credit Auto Owner Trust:
6,750,000	Series 2020-1, Class C, 2.540% due 8/15/31(a)	6,903,307
3,650,000	Series 2020-2, Class C, 1.740% due 4/15/33(a)	3,615,867
289,513	FREED ABS Trust, Series 2021-3FP, Class A, 0.620% due 11/20/28(a)	289,232

Schedules of Investments

November 30, 2021 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - 9.7% (continued)
$1,690,000	FS Rialto, Series 2021-FL3, Class A, 1.339% (1-Month USD-LIBOR + 1.250%) due 11/16/36(a)(f)	$1,690,505
560,000	FS RIALTO, Series 2021-FL2, Class A, 1.309% (1-Month USD-LIBOR + 1.220%) due 4/16/28(a)(f)	558,957
	Generate CLO 6 Ltd.:
4,000,000	Series 6A, Class A1, 1.478% (3-Month USD-LIBOR + 1.350%) due 7/22/32(a)(f)	4,000,502
2,500,000	Series 6A, Class A1R, 1.370% (3-Month USD-LIBOR + 1.200%) due 1/22/35(a)(d)(f)	2,500,000
500,000	Generate CLO 9 LTD, Series 9A, Class A, 1.328% (3-Month USD-LIBOR + 1.200%) due 10/20/34(a)(f)	499,406
	GM Financial Automobile Leasing Trust:
500,000	Series 2020-1, Class D, 2.280% due 6/20/24	505,902
1,000,000	Series 2020-2, Class D, 3.210% due 12/20/24	1,028,236
2,750,000	GM Financial Consumer Automobile Receivables Trust, Series 2021-1, Class C, 1.040% due 5/17/27	2,714,034
1,500,000	GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class C, 3.500% due 10/20/48(a)	1,466,948
785,000	Greystone CRE Notes Ltd., Series 2019-FL2, Class C, 2.090% (1-Month USD-LIBOR + 2.000%) due 9/15/37(a)(f)	784,554
	Halsey Point CLO I Ltd.:
1,000,000	Series 2019-1A, Class A1A1, 1.482% (3-Month USD-LIBOR + 1.350%) due 1/20/33(a)(f)	1,000,382
1,000,000	Series 2019-1A, Class B1, 2.332% (3-Month USD-LIBOR + 2.200%) due 1/20/33(a)(f)	1,000,331
500,000	Halseypoint CLO 5 Ltd., Series 2021-5A, Class A1A, 1.380% (3-Month USD-LIBOR + 1.210%) due 1/30/35(a)(d)(f)	500,000
	Home Partners of America Trust:
1,896,419	Series 2021-1, Class D, 2.477% due 9/17/41(a)	1,860,396
866,266	Series 2021-1, Class E, 2.577% due 9/17/41(a)	849,855
997,961	Series 2021-1, Class F, 3.325% due 9/17/41(a)	979,399
4,611,105	Horizon Aircraft Finance III Ltd., Series 2019-2, Class A, 3.425% due 11/15/39(a)	4,567,987
2,239,679	Invitation Homes Trust, Series 2018-SFR1, Class C, 1.341% (1-Month USD-LIBOR + 1.250%) due 3/17/37(a)(f)	2,240,032
4,019,200	JP Morgan Mortgage Acquisition Corp., Series 2005-WMC1, Class M4, 0.992% (1-Month USD-LIBOR + 0.900%) due 9/25/35(f)	3,903,746
1,000,000	LCM XV LP, Series 15A, Class DR, 3.832% (3-Month USD-LIBOR + 3.700%) due 7/20/30(a)(f)	993,868
1,790,000	Lendingpoint Asset Securitization Trust, Series 2021-A, Class C, 2.750% due 12/15/28(a)	1,775,152
500,000	Madison Park Funding XXXIV Ltd., Series 2019-34A, Class AR, 1.244% (3-Month USD-LIBOR + 1.120%) due 4/25/32(a)(f)	500,221
1,675,000	Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class A, 1.254% (3-Month USD-LIBOR + 1.120%) due 7/17/34(a)(f)	1,674,024
1,000,000	Marble Point CLO XIV Ltd., Series 2018-2A, Class A1R, 1.412% (3-Month USD-LIBOR + 1.280%) due 1/20/32(a)(f)	1,001,159
1,000,000	Marble Point CLO XXI Ltd., Series 2021-3A, Class A1, 1.369% (3-Month USD-LIBOR + 1.240%) due 10/17/34(a)(f)	999,410
1,000,000	Marble Point CLO XXII Ltd., Series 2021-2A, Class A, 1.324% (3-Month USD-LIBOR + 1.200%) due 7/25/34(a)(f)	1,000,997
2,000,000	Marlette Funding Trust, Series 2019-4A, Class C, 3.760% due 12/17/29(a)	2,045,436
1,960,000	ME Funding LLC, Series 2019-1, Class A2, 6.448% due 7/30/49(a)	2,059,701
490,000	Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.540% due 3/20/26(a)	490,308
9,470,271	Merrill Lynch Mortgage Investors Trust, Series 2006-HE6, Class A1, 0.372% (1-Month USD-LIBOR + 0.280%) due 11/25/37(f)	6,351,996
1,000,000	MKS CLO Ltd., Series 2017-1A, Class AR, 1.132% (3-Month USD-LIBOR + 1.000%) due 7/20/30(a)(f)	998,458

Schedules of Investments

November 30, 2021 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - 9.7% (continued)
$1,000,000	MP CLO III Ltd., Series 2013-1A, Class AR, 1.382% (3-Month USD-LIBOR + 1.250%) due 10/20/30(a)(f)	$1,000,127
575,540	Navient Private Education Refi Loan Trust, Series 2021-EA, Class A, 0.970% due 12/16/69(a)	567,418
4,000,000	New Century Home Equity Loan Trust, Series 2005-B, Class M2, 0.827% (1-Month USD-LIBOR + 0.735%) due 10/25/35(f)	3,908,359
988,761	Northwoods Capital XVI Ltd., Series 2017-16A, Class A, 1.426% (3-Month USD-LIBOR + 1.270%) due 11/15/30(a)(f)	989,047
1,000,000	Ocean Trails CLO X, Series 2020-10A, Class AR, 1.353% (3-Month USD-LIBOR + 1.220%) due 10/15/34(a)(f)	998,185
	Pagaya AI Debt Selection Trust:
1,099,547	Series 2021-1, Class B, 2.130% due 11/15/27(a)	1,102,124
2,000,000	Series 2021-3, Class B, 1.740% due 5/15/29(a)	1,977,889
1,800,000	PMT Issuer Trust - FMSR, Series 2021-FT1, Class A, 3.092% (1-Month USD-LIBOR + 3.000%) due 3/25/26(a)(f)	1,797,124
621,554	PRET LLC, Series 2021-NPL3, Class A1, step bond to yield, 1.868% due 7/25/51(a)	618,175
	Pretium Mortgage Credit Partners I LLC:
800,462	Series 2021-NPL2, Class A1, step bond to yield, 1.992% due 6/27/60(a)	793,032
1,710,753	Series 2021-NPL4, Class A1, step bond to yield, 2.363% due 10/27/60(a)	1,699,957
2,000,000	Race Point IX CLO Ltd., Series 2015-9A, Class A1A2, 1.064% (3-Month USD-LIBOR + 0.940%) due 10/15/30(a)(f)	2,000,076
1,510,000	Regatta VI Funding Ltd., Series 2016-1A, Class AR2, 1.292% (3-Month USD-LIBOR + 1.160%) due 4/20/34(a)(f)	1,510,415
1,000,000	Regatta XI Funding Ltd., Series 2018-1A, Class B, 1.772% (3-Month USD-LIBOR + 1.650%) due 7/17/31(a)(f)	996,723
1,720,000	RR 1 LLC, Series 2017-1A, Class A1AB, 1.274% (3-Month USD-LIBOR + 1.150%) due 7/15/35(a)(f)	1,721,393
1,475,000	RR 16 Ltd., Series 2021-16A, Class A1, 1.234% (3-Month USD-LIBOR + 1.110%) due 7/15/36(a)(f)	1,475,475
500,000	Sandstone Peak Ltd., Series 2021-1A, Class A1, 1.344% (3-Month USD-LIBOR + 1.220%) due 10/15/34(a)(f)	499,958
264,320	SoFi Consumer Loan Program Trust, Series 2021-1, Class A, 0.490% due 9/25/30(a)	263,633
1,000,000	Sofi Professional Loan Program Trust, Series 2018-B, Class BFX, 3.830% due 8/25/47(a)	1,031,870
1,710,000	Sound Point CLO XXIX Ltd., Series 2021-1A, Class A, 1.194% (3-Month USD-LIBOR + 1.070%) due 4/25/34(a)(f)	1,709,569
500,000	Sound Point CLO XXVII Ltd., Series 2020-2A, Class AR, 1.304% (3-Month USD-LIBOR + 1.180%) due 10/25/34(a)(f)	499,405
3,500,000	STAR Trust, Series 2021-SFR1, Class G, 3.292% (1-Month USD-LIBOR + 3.200%) due 4/17/38(a)(f)	3,516,693
	Structured Asset Investment Loan Trust:
5,974,977	Series 2005-5, Class M5, 1.067% (1-Month USD-LIBOR + 0.975%) due 6/25/35(f)	6,249,572
8,700,000	Series 2006-4, Class A5, 0.402% (1-Month USD-LIBOR + 0.310%) due 7/25/36(f)	3,744,864
927,792	Sunnova Helios II Issuer LLC, Series 2021-A, Class A, 1.800% due 2/20/48(a)	915,928
2,000,000	Sunrun Demeter Issuer, Series 2021-2A, Class A, 2.270% due 1/30/57(a)	1,992,900
1,955,000	Symphony CLO XXV Ltd., Series 2021-25A, Class A, 1.104% (3-Month USD-LIBOR + 0.980%) due 4/19/34(a)(f)	1,955,809
1,720,000	Thompson Park CLO Ltd., Series 2021-1A, Class A1, 1.124% (3-Month USD-LIBOR + 1.000%) due 4/15/34(a)(f)	1,720,234
7,169,969	TIF Funding II LLC, Series 2021-1A, Class A, 1.650% due 2/20/46(a)	6,955,240
471,166	Tricolor Auto Securitization Trust, Series 2021-1A, Class A, 0.740% due 4/15/24(a)	470,887
550,000	TRTX Issuer Ltd., Series 2021-FL4, Class A, 1.289% (1-Month USD-LIBOR + 1.200%) due 3/15/38(a)(f)	549,975
	Upstart Pass-Through Trust:
1,219,473	Series 2021-ST3, Class A, 2.000% due 5/20/27(a)(d)	1,216,047

Schedules of Investments

November 30, 2021 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - 9.7% (continued)
$1,286,970	Series 2021-ST4, Class A, 2.000% due 7/20/27(a)(d)	$1,278,657
	Upstart Securitization Trust:
800,000	Series 2019-3, Class C, 5.381% due 1/21/30(a)	824,813
1,500,000	Series 2020-1, Class C, 4.899% due 4/22/30(a)	1,547,596
411,932	Series 2021-3, Class A, 0.830% due 7/20/31(a)	411,000
941,131	Series 2021-4, Class A, 0.840% due 9/20/31(a)	933,330
1,300,000	US Auto Funding LLC, Series 2019-1A, Class D, 8.060% due 11/15/25(a)	1,337,494
1,716,886	VCAT LLC, Series 2021-NPL6, Class A1, step bond to yield, 1.917% due 9/25/51(a)	1,690,968
1,710,000	Venture 42 CLO Ltd., Series 2021-42A, Class A1A, 1.254% (3-Month USD-LIBOR + 1.130%) due 4/15/34(a)(f)	1,710,231
660,000	Venture 43 CLO Ltd., Series 2021-43A, Class A1, 1.364% (3-Month USD-LIBOR + 1.240%) due 4/15/34(a)(f)	659,337
1,379,537	Vericrest Opportunity Loan Transferee, Series 2021-NP11, Class A1, step bond to yield, 1.868% due 8/25/51(a)	1,372,409
1,033,827	VOLT CIII LLC, Series 2021-CF1, Class A1, step bond to yield, 1.992% due 8/25/51(a)(d)	1,028,990
1,658,876	VOLT XCIV LLC, Series 2021-NPL3, Class A1, step bond to yield, 2.240% due 2/27/51(a)(d)	1,655,110
3,276,113	VOLT XCIX LLC, Series 2021-NPL8, Class A1, step bond to yield, 2.116% due 4/25/51(a)	3,269,286
696,074	VOLT XCV LLC, Series 2021-NPL4, Class A1, step bond to yield, 2.240% due 3/27/51(a)	693,732
1,335,000	Wellfleet CLO X Ltd., Series 2019-XA, Class A1R, 1.302% (3-Month USD-LIBOR + 1.170%) due 7/20/32(a)(f)	1,335,167
892,763	Wendy's Funding LLC, Series 2021-1A, Class A2I, 2.370% due 6/15/51(a)	880,324
995,902	Wind River CLO Ltd., Series 2014-1A, Class ARR, 1.172% (3-Month USD-LIBOR + 1.050%) due 7/18/31(a)(f)	994,607
995,000	Wingstop Funding LLC, Series 2020-1A, Class A2, 2.841% due 12/5/50(a)	1,012,669
	TOTAL ASSET-BACKED SECURITIES
	(Cost - $219,220,345)	217,994,735
SOVEREIGN BONDS - 1.6%
Bermuda - 0.0%
1,090,000	Bermuda Government International Bond, 2.375% due 8/20/30	1,072,287
Brazil - 0.0%
	Brazilian Government International Bond:
200,000	3.750% due 9/12/31	183,250
200,000	5.000% due 1/27/45	180,232
400,000	5.625% due 2/21/47	387,928
	Total Brazil	751,410
Chile - 0.2%
	Chile Government International Bond:
200,000	2.550% due 1/27/32	198,846
470,000	2.550% due 7/27/33	461,474
1,570,000	3.100% due 5/7/41	1,542,493
435,000	3.500% due 1/25/50	449,094
205,000	3.500% due 4/15/53	211,302
800,000	3.100% due 1/22/61	745,912
200,000	3.250% due 9/21/71	186,676
	Total Chile	3,795,797
Colombia - 0.0%
	Colombia Government International Bond:
350,000	3.250% due 4/22/32	312,392
300,000	5.000% due 6/15/45	274,899

Schedules of Investments

November 30, 2021 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Colombia - 0.0% - (continued)
$600,000	4.125% due 5/15/51	$486,594
	Total Colombia	1,073,885
Hungary - 0.0%
1,070,000	Hungary Government International Bond, 2.125% due 9/22/31(a)	1,035,225
Indonesia - 0.1%
	Indonesia Government International Bond:
700,000	2.150% due 7/28/31	682,951
200,000	4.350% due 1/11/48	224,450
700,000	3.700% due 10/30/49	720,156
	Perusahaan Penerbit SBSN Indonesia III:
300,000	2.550% due 6/9/31(a)	301,032
200,000	3.800% due 6/23/50	204,728
	Total Indonesia	2,133,317
Mexico - 0.4%
	Mexico Government International Bond:
1,850,000	2.659% due 5/24/31	1,785,380
1,155,000	4.750% due 4/27/32	1,289,996
1,560,000	4.280% due 8/14/41	1,605,817
1,366,000	4.750% due 3/8/44	1,474,775
200,000	4.350% due 1/15/47	203,880
600,000	4.600% due 2/10/48	631,890
1,190,000	3.771% due 5/24/61	1,082,150
	Total Mexico	8,073,888
Panama - 0.2%
	Panama Government International Bond:
620,000	2.252% due 9/29/32	577,915
1,515,000	4.500% due 4/16/50	1,631,791
400,000	4.300% due 4/29/53	418,688
200,000	4.500% due 4/1/56	214,502
1,625,000	3.870% due 7/23/60	1,568,471
	Total Panama	4,411,367
Peru - 0.0%
	Peruvian Government International Bond:
300,000	3.300% due 3/11/41	290,514
200,000	3.550% due 3/10/51	199,766
	Total Peru	490,280
Philippines - 0.2%
	Philippine Government International Bond:
600,000	1.648% due 6/10/31	569,604
750,000	3.700% due 3/1/41	800,946
2,750,000	3.700% due 2/2/42	2,938,377
	Total Philippines	4,308,927
Qatar - 0.0%
	Qatar Government International Bond:
400,000	3.400% due 4/16/25(a)	425,099
485,000	4.400% due 4/16/50(a)	594,135
	Total Qatar	1,019,234
Romania - 0.1%
1,228,000	Romanian Government International Bond, 3.000% due 2/14/31	1,213,657
Saudi Arabia - 0.2%
	Saudi Government International Bond:
800,000	2.900% due 10/22/25(a)	838,768

Schedules of Investments

November 30, 2021 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Saudi Arabia - 0.2% - (continued)
$1,129,000	2.250% due 2/2/33(a)	$1,090,894
1,955,000	4.500% due 10/26/46	2,266,627
200,000	3.750% due 1/21/55	209,550
750,000	3.450% due 2/2/61	741,375
	Total Saudi Arabia	5,147,214
South Korea - 0.1%
	Korea Development Bank:
300,000	1.000% due 9/9/26	294,123
400,000	1.625% due 1/19/31	394,539
400,000	Korea Electric Power Corp., 1.125% due 6/15/25(a)	396,268
200,000	Korea International Bond, 2.750% due 1/19/27	212,098
	Total South Korea	1,297,028
Thailand - 0.0%
500,000	Export Import Bank of Thailand, 1.014% due 5/23/24(f)	502,885
United Arab Emirates - 0.1%
	Abu Dhabi Government International Bond:
400,000	1.700% due 3/2/31	385,080
300,000	3.125% due 9/30/49	304,500
1,025,000	Finance Department Government of Sharjah, 3.625% due 3/10/33	1,000,533
	Total United Arab Emirates	1,690,113
	TOTAL SOVEREIGN BONDS
	(Cost - $38,935,158)	38,016,514
SENIOR LOANS - 1.2%(f)
80,000	AAdvantage Loyality IP Ltd., 5.500% (3-Month USD-LIBOR + 0.475%) due 4/20/28	82,066
	Acrisure LLC:
225,000	due 2/15/27(k)	223,736
152,196	3.632% (1-Month USD-LIBOR + 0.350%) due 2/15/27	148,581
40,625	Acuris Finance US Inc., 4.500% (3-Month USD-LIBOR + 0.400%) due 2/16/28	40,485
140,000	ADMI Corp., 4.000% (1-Month USD-LIBOR + 0.350%) due 12/23/27	139,125
25,000	Aegion Corp., 5.500% (3-Month USD-LIBOR + 0.475%) due 5/17/28	24,938
165,000	Air Canada, 4.250% (6-Month USD-LIBOR + 0.350%) due 8/11/28	163,693
109,450	AlixPartners LLP, 3.250% (1-Month USD-LIBOR + 0.275%) due 2/4/28	108,841
107,525	Alliant Holdings Intermediate LLC, 3.340% (1-Month USD-LIBOR + 0.325%) due 5/9/25	105,945
50,000	Allied Universal Holdco LLC, 4.250% (3-Month USD-LIBOR + 0.375%) due 5/12/28	49,525
70,000	Allspring Buyer LLC, due 11/1/28(k)	69,782
14,963	Alpha 3 BV, 3.000% (3-Month USD-LIBOR + 0.250%) due 3/18/28	14,918
204,746	Alterra Mountain Co., 4.000% (1-Month USD-LIBOR + 0.350%) due 8/17/28	202,316
74,311	Amentum Government Services Holdings LLC, 3.590% (1-Month USD-LIBOR + 0.350%) due 1/29/27	73,443
	American Airlines Inc.:
43,779	2.089% (1-Month USD-LIBOR + 0.200%) due 12/15/23	42,595
54,450	1.842% (1-Month USD-LIBOR + 0.175%) due 1/29/27	50,747
44,663	American Residential Services LLC, 4.250% (3-Month USD-LIBOR + 0.350%) due 10/15/27	44,551
54,863	American Trailer World Corp., 4.500% (1-Month USD-LIBOR + 0.375%) due 3/3/28	54,268
9,925	AmWINS Group Inc., 3.000% (1-Month USD-LIBOR + 0.225%) due 2/19/28	9,776
77,211	Artera Services LLC, 4.250% (3-Month USD-LIBOR + 0.325%) due 3/6/25	74,451
500,000	Ascend Learning LLC, due 11/17/28(k)	496,720
445,000	Astra Acquisition Corp., 5.750% due 10/25/28	431,650
	Asurion LLC:
239,224	3.340% (1-Month USD-LIBOR + 0.325%) due 7/31/27	235,755
20,000	5.340% (1-Month USD-LIBOR + 0.525%) due 1/31/28	19,810
144,920	athenahealth Inc., 4.400% (3-Month USD-LIBOR + 0.425%) due 2/11/26	144,557

Schedules of Investments

November 30, 2021 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS - 1.2%(f) (continued)
$74,813	Atlas Purchaser Inc., 6.000% (3-Month USD-LIBOR + 0.525%) due 5/8/28	$73,363
	Avaya Inc.:
85,000	4.089% (1-Month USD-LIBOR + 0.400%) due 12/15/27	84,681
94,286	4.339% (1-Month USD-LIBOR + 0.425%) due 12/15/27	93,984
	Aveanna Healthcare LLC:
315,000	due 7/17/28(k)	312,244
120,310	Aventiv Technologies LLC, 5.500% (3-Month USD-LIBOR + 0.450%) due 11/1/24	115,911
119,549	Azalea TopCo Inc., 3.630% (3-Month USD-LIBOR + 0.350%) due 7/24/26	118,204
31,736	Bausch Health Cos. Inc., 3.090% (1-Month USD-LIBOR + 0.300%) due 6/2/25	31,424
141,625	Blackhawk Network Holdings Inc., 3.090% (1-Month USD-LIBOR + 0.300%) due 6/15/25	139,943
150,982	Bright Bidco BV, 4.500% (3-Month USD-LIBOR + 0.350%) due 6/30/24	115,501
114,131	Brookfield WEC Holdings Inc., 3.250% (1-Month USD-LIBOR + 0.275%) due 8/1/25	112,502
14,016	Brown Group Holdings LLC, 3.250% (3-Month USD-LIBOR + 0.275%) due 6/7/28	13,890
84,150	Cablevision Lightpath LLC, 3.750% (1-Month USD-LIBOR + 0.325%) due 11/30/27	83,755
99,000	Caesars Resort Collection LLC, 3.590% (1-Month USD-LIBOR + 0.450%) due 7/21/25	98,783
14,700	Calpine Corp., 2.904% (1-Month USD-LIBOR + 0.200%) due 8/12/26	14,473
9,925	Camelot U.S. Acquisition 1 Co., 4.000% (1-Month USD-LIBOR + 0.300%) due 10/30/26	9,908
	Carnival Corp.:
59,250	3.750% (1-Month USD-LIBOR + 0.750%) due 6/30/25	58,302
390,000	4.000% due 10/18/28	383,175
43,220	Castlelake Aviation LCC, 0.000% (1-Month USD-LIBOR + 0.315%) due 10/8/26	42,770
211,780	Castlelake Aviation One Designated Activity Co., 3.250% due 10/22/26	209,573
370,000	Cengage Learning Inc., 5.750% (3-Month USD-LIBOR + 0.475%) due 7/14/26	368,335
124,063	Charter Next Generation Inc., 4.500% (1-Month USD-LIBOR + 0.375%) due 12/1/27	124,080
235,000	CHG Healthcare Services Inc., 0.000% (1-Month USD-LIBOR + 0.505%) due 9/22/28	233,663
	CHG PPC Parent LLC:
201,683	2.840% (1-Month USD-LIBOR + 0.275%) due 3/31/25	201,179
220,000	due 11/17/28(k)	218,350
37,879	Clear Channel Outdoor Holdings Inc., 3.630% (2-Month USD-LIBOR + 0.350%) due 8/21/26	37,017
41,118	ClubCorp Holdings Inc., 2.882% (3-Month USD-LIBOR + 0.275%) due 9/18/24	39,454
89,550	CNT Holdings I Corp., 4.500% (3-Month USD-LIBOR + 0.375%) due 11/8/27	89,310
119,700	Cologix Holdings Inc., 4.500% (1-Month USD-LIBOR + 0.375%) due 5/1/28	119,570
9,864	Columbus McKinnon Corp., 3.250% (3-Month USD-LIBOR + 0.275%) due 5/14/28	9,821
174,049	Compass Power Generation LLC, 4.500% (1-Month USD-LIBOR + 0.350%) due 12/20/24	172,707
45,000	Conair Holdings LLC, 4.250% (3-Month USD-LIBOR + 0.375%) due 5/17/28	44,878
64,025	Connect Finco SARL, 4.500% (1-Month USD-LIBOR + 0.350%) due 12/11/26	63,805
99,000	Conservice Midco LLC, 4.382% (3-Month USD-LIBOR + 0.425%) due 5/13/27	98,381
55,000	CoreLogic Inc., 4.000% (1-Month USD-LIBOR + 0.350%) due 6/2/28	54,313
84,329	Cornerstone Building Brands Inc., 3.750% (1-Month USD-LIBOR + 0.325%) due 4/12/28	83,950
225,000	Cornerstone OnDemand Inc., 4.250% due 10/16/28	223,688
208,950	CP Atlas Buyer Inc., 4.250% (2-Month USD-LIBOR + 0.375%) due 11/23/27	206,731
159,600	CQP Holdco LP, 4.250% (3-Month USD-LIBOR + 0.375%) due 6/5/28	158,776
15,343	CSC Holdings LLC, 2.339% (1-Month USD-LIBOR + 0.225%) due 7/17/25	15,029
238,458	Cvent Inc., 3.840% (1-Month USD-LIBOR + 0.375%) due 11/29/24	236,242
37,424	Cyanco Intermediate 2 Corp., 3.590% (1-Month USD-LIBOR + 0.350%) due 3/16/25	36,824
100,919	Cyxtera DC Holdings Inc., 4.000% (3-Month USD-LIBOR + 0.300%) due 5/1/24	100,216
147,936	DCert Buyer Inc., 4.090% (1-Month USD-LIBOR + 0.400%) due 10/16/26	147,299
	DG Investment Intermediate Holdings 2 Inc.:
28,505	4.338% (1-Month USD-LIBOR + 0.375%) due 3/31/28	28,390
136,088	4.500% (1-Month USD-LIBOR + 0.375%) due 3/31/28	135,535
15,000	7.500% (1-Month USD-LIBOR + 0.675%) due 3/30/29	15,075
58,922	Diamond Sports Group LLC, 3.350% (1-Month USD-LIBOR + 0.325%) due 8/24/26	24,630
130,595	DIRECTV Financing,LLC, 5.750% (1-Month USD-LIBOR + 0.500%) due 8/2/27	130,269

Schedules of Investments

November 30, 2021 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS - 1.2%(f) (continued)
$39,900	DT Midstream Inc., 2.500% (3-Month USD-LIBOR + 0.200%) due 6/26/28	$39,825
	Dynasty Acquisition Co., Inc.:
107,886	3.632% (3-Month USD-LIBOR + 0.350%) due 4/6/26	104,616
345,000	EAB Global Inc., 4.000% (1-Month USD-LIBOR + 0.350%) due 8/16/28	341,378
24,938	Ecovyst Catalyst Technologies LLC, 3.250% (3-Month USD-LIBOR + 0.275%) due 6/9/28	24,856
75,000	Edelman Financial Center LLC, 6.840% (1-Month USD-LIBOR + 0.675%) due 7/20/26	74,750
39,900	Edelman Financial Engines Center LLC, 4.250% (1-Month USD-LIBOR + 0.350%) due 4/7/28	39,679
	EG Group Ltd.:
67,631	4.132% (3-Month USD-LIBOR + 0.400%) due 2/7/25	66,983
39,868	4.750% (3-Month USD-LIBOR) due 3/31/26	39,743
149,625	Endurance International Group Holdings Inc., 4.250% (3-Month USD-LIBOR + 0.350%) due 2/10/28	146,633
100,241	Envision Healthcare Corp., 3.840% (1-Month USD-LIBOR + 0.375%) due 10/10/25	75,334
4,975	eResearchTechnology Inc., 5.500% (1-Month USD-LIBOR + 0.450%) due 2/4/27	4,973
68,575	Excelitas Technologies Corp., 4.500% (3-Month USD-LIBOR + 0.350%) due 12/2/24	68,261
87,975	ExGen Renewables IV LLC, 3.500% (3-Month USD-LIBOR + 0.250%) due 12/15/27	87,865
97,669	Filtration Group Corp., 3.090% (1-Month USD-LIBOR + 0.300%) due 3/31/25	96,339
106,514	First Advantage Holdings LLC, 2.840% (1-Month USD-LIBOR + 0.275%) due 1/31/27	105,768
	First Student Bidco Inc.:
345,000	3.500% (3-Month USD-LIBOR + 0.300%) due 7/21/28	341,443
123,488	Flex Acquisition Co., Inc., 3.131% (3-Month USD-LIBOR + 0.300%) due 6/29/25	121,713
193,741	Flexential Intermediate Corp., 5.750% (3-Month USD-LIBOR + 0.350%) due 8/1/24	190,835
107,257	Flexera Software LLC, 4.500% (3-Month USD-LIBOR + 0.375%) due 3/3/28	106,938
149,766	Flutter Entertainment PLC, 2.382% (3-Month USD-LIBOR + 0.350%) due 7/21/26	148,518
45,690	Forterra Finance LLC, 4.000% (1-Month USD-LIBOR + 0.300%) due 10/25/23	45,638
119,399	Gainwell Acquisition Corp., 4.750% (3-Month USD-LIBOR + 0.400%) due 10/1/27	119,175
155,000	Garda World Security Corp., 4.350% (1-Month USD-LIBOR + 0.425%) due 10/30/26	154,585
140,232	Gemini HDPE LLC, 3.500% (3-Month USD-LIBOR + 0.300%) due 12/31/27	139,356
120,840	Getty Images Inc., 4.625% (1-Month USD-LIBOR + 0.450%) due 2/19/26	120,296
74,813	Gogo Intermediate Holdings LLC, 4.500% (3-Month USD-LIBOR + 0.375%) due 4/30/28	74,457
74,625	Grab Holdings Inc., 5.500% (3-Month USD-LIBOR + 0.450%) due 1/29/26	75,185
131,593	Graham Packaging Co., Inc., 3.750% (1-Month USD-LIBOR + 0.300%) due 8/4/27	130,478
153,027	Granite US Holdings Corp., 4.132% (3-Month USD-LIBOR + 0.400%) due 9/30/26	151,784
109,175	Great Outdoors Group LLC, 4.500% due 3/6/28	108,971
24,846	Greystone Select Financial LLC, 5.750% (6-Month USD-LIBOR + 0.500%) due 6/16/28	24,846
15,657	GTT Communications Inc., 4.880% (3-Month USD-LIBOR + 0.275%) due 5/31/25(e)	13,126
45,589	Gulf Finance LLC, 6.000% (1-Month USD-LIBOR + 0.525%) due 8/25/23	43,409
58,650	Hexion Inc., 3.640% (3-Month USD-LIBOR + 0.350%) due 7/1/26	58,614
206,395	H-Food Holdings LLC, 3.778% (1-Month USD-LIBOR + 0.369%) due 5/23/25	204,700
	HighTower Holding LLC:
85,000	4.750% (3-Month USD-LIBOR + 0.400%) due 4/21/28	84,681
	Hillman Group Inc.:
33,249	due 7/14/28(k)	33,000
6,751	1.525% (3-Month USD-LIBOR) due 7/14/28	536
64,675	Horizon Therapeutics USA Inc., 2.250% (1-Month USD-LIBOR + 0.200%) due 3/15/28	64,259
	Hyland Software Inc.:
40,125	7.000% (1-Month USD-LIBOR + 0.525%) due 7/7/25	40,486
10,000	7.000% (1-Month USD-LIBOR + 0.525%) due 7/7/25 (d)	10,150
	Icon PLC:
204,488	3.000% (3-Month USD-LIBOR + 0.250%) due 7/3/28	203,692
95,551	iHeartCommunications Inc., 3.090% (1-Month USD-LIBOR + 0.300%) due 5/1/26	94,297
119,700	Ingram Micro Inc., 4.000% (2-Month USD-LIBOR + 0.350%) due 6/30/28	119,401
50,426	Intelsat Jackson Holdings SA, 5.390% due 7/13/22	42,101

Schedules of Investments

November 30, 2021 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS - 1.2%(f) (continued)
$144,638	ION Trading Finance Ltd., 4.917% (3-Month USD-LIBOR + 0.475%) due 4/1/28	$144,231
119,100	IRB Holding Corp., 4.250% (3-Month USD-LIBOR + 0.325%) due 12/15/27	118,526
109,450	Ivanti Software Inc., 5.750% (3-Month USD-LIBOR + 0.475%) due 12/1/27	108,561
144,638	Jazz Pharmaceuticals PLC, 4.000% (1-Month USD-LIBOR + 0.350%) due 5/5/28	144,259
79,000	KBR Inc., 2.840% (1-Month USD-LIBOR + 0.275%) due 2/5/27	78,836
112,988	Kestrel Bidco Inc., 4.000% (3-Month USD-LIBOR + 0.300%) due 12/11/26	108,892
98,487	Kindred Healthcare LLC, 4.625% (1-Month USD-LIBOR + 0.500%) due 7/2/25	98,241
69,425	Kleopatra Finco SARL, 5.250% (6-Month USD-LIBOR + 0.475%) due 2/12/26	67,039
34,825	Kodiak BP LLC, 4.000% (3-Month USD-LIBOR + 0.325%) due 3/12/28	34,549
140,000	Kraton Corp., due 11/18/28(k)	138,775
109,187	Kronos Acquisition Holdings Inc., 4.250% (3-Month USD-LIBOR + 0.375%) due 12/22/26	105,479
7,227	Lealand Finance Co. BV, 0.000% (1-Month USD-LIBOR + 0.400%) due 6/30/25	3,103
177,368	LifePoint Health Inc., 3.842% (1-Month USD-LIBOR + 0.375%) due 11/16/25	175,695
34,504	Lions Gate Capital Holdings LLC, 2.340% (1-Month USD-LIBOR + 0.225%) due 3/24/25	33,972
141,734	Lummus Technology Holdings V LLC, 3.590% (1-Month USD-LIBOR + 0.350%) due 6/30/27	140,346
36,367	Maravai Intermediate Holdings LLC, 4.750% (2-Month USD-LIBOR + 0.425%) due 10/19/27	36,299
149,625	Mavis Tire Express Services Topco Corp., 4.750% (1-Month USD-LIBOR + 0.400%) due 5/4/28	149,459
162,586	MED ParentCo LP, 4.340% (1-Month USD-LIBOR + 0.425%) due 8/31/26	161,646
430,000	Medline Borrower LP, 3.750% due 10/23/28	428,375
123,783	Messer Industries GmbH, 2.632% (3-Month USD-LIBOR + 0.250%) due 3/2/26	122,205
49,875	Michaels Cos. Inc., 5.000% (1-Month USD-LIBOR + 0.425%) due 4/15/28	49,488
110,000	Mileage Plus Holdings LLC, 6.250% (3-Month USD-LIBOR + 0.525%) due 6/21/27	114,607
198,847	Minotaur Acquisition Inc., 4.840% (1-Month USD-LIBOR + 0.500%) due 3/27/26	197,007
165,000	Mirion Technologies Inc., 3.250% due 10/20/28	163,797
	Misys Ltd.:
129,715	4.500% (3-Month USD-LIBOR + 0.350%) due 6/13/24	128,417
45,000	8.250% (3-Month USD-LIBOR + 0.725%) due 6/13/25	44,817
690,000	Mitchell International Inc., 4.250% due 10/15/28	680,416
21,117	MLN US HoldCo LLC, 4.586% (1-Month USD-LIBOR + 0.450%) due 11/30/25	20,219
	Motion Acquisition Ltd.:
39,305	3.382% (3-Month USD-LIBOR + 0.325%) due 11/12/26	37,810
45,101	NASCAR Holdings LLC, 2.590% (1-Month USD-LIBOR + 0.275%) due 10/19/26	44,537
43,988	NCR Corp., 2.630% (1-Month USD-LIBOR + 0.250%) due 8/28/26	43,053
175,000	Olympus Water US Holding Corp., 4.250% due 11/9/28	173,381
600,000	OneDigital Borrower LLC, due 11/16/27(k)	597,378
61,702	Ortho-Clinical Diagnostics Inc., 3.081% (1-Month USD-LIBOR + 0.300%) due 6/30/25	61,301
64,675	Packaging Coordinators Midco Inc., 4.250% (1-Month USD-LIBOR + 0.350%) due 11/30/27	64,446
69,653	Packers Holdings LLC, 4.000% (3-Month USD-LIBOR + 0.325%) due 3/9/28	68,913
69,650	PAI Holdco Inc., 4.250% (3-Month USD-LIBOR + 0.400%) due 10/28/27	69,331
74,625	Park River Holdings Inc., 4.000% (3-Month USD-LIBOR + 0.325%) due 12/28/27	73,902
226,790	Pathway Vet Alliance LLC, 3.840% (1-Month USD-LIBOR + 0.375%) due 3/31/27	225,211
47,036	PCI Gaming Authority, 2.590% (1-Month USD-LIBOR + 0.250%) due 5/29/26	46,589
124,375	Peraton Corp., 4.500% (1-Month USD-LIBOR + 0.375%) due 2/1/28	123,931
144,275	Petco Health and Wellness Co., Inc., 4.000% (3-Month USD-LIBOR + 0.325%) due 3/3/28	143,343
74,813	PetSmart LLC, 4.500% (3-Month USD-LIBOR + 0.375%) due 2/11/28	74,420
4,962	PetVet Care Centers LLC, 4.250% (1-Month USD-LIBOR + 0.350%) due 2/14/25	4,948
128,375	PG&E Corp., 3.500% (1-Month USD-LIBOR + 0.450%) due 6/23/25	126,731
98,978	Phoenix Services International LLC, 4.750% (1-Month USD-LIBOR + 0.375%) due 3/1/25	97,927
39,684	Playa Resorts Holding BV, 3.750% (1-Month USD-LIBOR + 0.275%) due 4/29/24	38,330
94,525	Playtika Holding Corp., 2.840% (1-Month USD-LIBOR + 0.275%) due 3/13/28	93,796

Schedules of Investments

November 30, 2021 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS - 1.2%(f) (continued)
$144,275	PODS LLC, 3.750% (1-Month USD-LIBOR + 0.300%) due 3/31/28	$143,254
520,000	Polaris Newco LLC, 4.500% (3-Month USD-LIBOR + 0.400%) due 6/2/28	517,681
54,113	Prairie ECI Acquiror LP, 4.840% (1-Month USD-LIBOR + 0.475%) due 3/11/26	52,099
142,463	Pregis TopCo LLC, 4.090% (1-Month USD-LIBOR + 0.375%) due 7/31/26	142,329
195,000	Pretium PKG Holdings Inc., due 10/2/28(k)	194,199
285,000	Proofpoint Inc., 3.750% due 8/31/28	282,070
133,343	Pug LLC, 3.590% (1-Month USD-LIBOR + 0.350%) due 2/12/27	130,787
154,225	Rackspace Technology Global Inc., 3.500% (3-Month USD-LIBOR + 0.275%) due 2/15/28	151,895
255,000	Radiate Holdco LLC, 4.000% due 9/25/26	252,690
85,000	Redstone HoldCo 2 LP, due 4/27/28(k)	80,538
	Renaissance Holding Corp.:
184,595	3.340% (1-Month USD-LIBOR + 0.325%) due 5/30/25	182,288
35,000	7.090% (1-Month USD-LIBOR + 0.700%) due 5/29/26	35,044
39,800	Rent-A-Center Inc., 3.750% due 2/17/28	39,336
10,628	RentPath LLC, 7.000% (3-Month USD-LIBOR + 0.375%) due 12/17/21	9,565
43,189	Reynolds Consumer Products LLC, 1.840% (1-Month USD-LIBOR + 0.175%) due 2/4/27	42,890
88,846	Sabre GLBL Inc., 2.090% (1-Month USD-LIBOR + 0.200%) due 2/22/24	87,458
69,429	Schenectady International Group Inc., 4.874% (3-Month USD-LIBOR + 0.475%) due 10/15/25	69,371
172,119	Scientific Games International Inc., 2.840% (1-Month USD-LIBOR + 0.275%) due 8/14/24	170,661
142,607	Sedgwick Claims Management Services Inc., 3.340% (1-Month USD-LIBOR + 0.325%) due 12/31/25	139,688
95,800	Sinclair Television Group Inc., 2.600% (1-Month USD-LIBOR + 0.250%) due 9/30/26	93,405
86,819	Six Flags Theme Parks Inc., 1.850% (1-Month USD-LIBOR + 0.175%) due 4/17/26	84,341
90,000	SkyMiles IP Ltd., 4.750% (3-Month USD-LIBOR + 0.375%) due 10/20/27	94,481
19,650	SMG US Midco 2 Inc., 2.620% (3-Month USD-LIBOR + 0.250%) due 1/23/25	19,036
73,755	SolarWinds Holdings Inc., 2.840% (1-Month USD-LIBOR + 0.275%) due 2/5/24	72,413
	Southern Veterinary Partners LLC:
158,897	5.000% (6-Month USD-LIBOR + 0.400%) due 10/5/27	159,095
109,450	Spin Holdco Inc., 4.750% (3-Month USD-LIBOR + 0.400%) due 3/4/28	109,313
64,838	SRS Distribution Inc., 4.250% (3-Month USD-LIBOR + 0.375%) due 6/2/28	64,558
49,664	Staples Inc., 5.132% (3-Month USD-LIBOR + 0.500%) due 4/16/26	47,584
34,477	Sunshine Luxembourg VII SARL, 4.500% (3-Month USD-LIBOR + 0.375%) due 10/1/26	34,324
500,000	SWF Holdings I Corp., 4.750% due 10/6/28	492,500
31,348	syncreon Group BV, 6.000% (1-Month USD-LIBOR + 0.500%) due 10/1/24	31,583
142,756	TAMKO Building Products LLC, 3.130% (1-Month USD-LIBOR + 0.325%) due 5/29/26	141,804
63,742	Team Health Holdings Inc., 3.750% (1-Month USD-LIBOR + 0.275%) due 2/6/24	60,306
49,875	Tecta America Corp., 5.000% (1-Month USD-LIBOR + 0.425%) due 4/10/28	49,719
130,181	Telesat Canada, 2.900% (1-Month USD-LIBOR + 0.275%) due 12/7/26	118,825
142,473	Terrier Media Buyer Inc., 3.590% (1-Month USD-LIBOR + 0.350%) due 12/17/26	140,657
15,000	TIBCO Software Inc., 7.350% (1-Month USD-LIBOR + 0.725%) due 3/3/28	15,025
49,875	Tiger Acquisition LLC, 3.750% (3-Month USD-LIBOR + 0.325%) due 6/1/28	49,421
195,713	Titan Acquisition Ltd., 3.167% (3-Month USD-LIBOR + 0.300%) due 3/28/25	190,636
180,000	Trans Union LLC, due 12/1/28(k)	178,763
191,036	TransDigm Inc., 2.340% (1-Month USD-LIBOR + 0.225%) due 12/9/25	186,977
103,596	Travel Leaders Group LLC, 4.090% (1-Month USD-LIBOR + 0.400%) due 1/25/24	96,604
	Travelport Finance (Luxembourg) SARL:
87,208	2.500% (3-Month USD-LIBOR + 0.150%) due 2/28/25	89,171
29,608	5.147% (3-Month USD-LIBOR + 0.500%) due 5/29/26	24,967
73,587	Traverse Midstream Partners LLC, 5.250% (1-Month USD-LIBOR + 0.550%) due 9/27/24	72,897
	Tricorbraun Holdings Inc.:
13,760	3.325% (3-Month USD-LIBOR + 0.325%) due 3/3/28(d)	13,597
61,075	3.750% (3-Month USD-LIBOR + 0.325%) due 3/3/28	60,350

Schedules of Investments

November 30, 2021 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units		Security	Value
SENIOR LOANS - 1.2%(f) (continued)
$134,663		Triton Water Holdings Inc., 4.000% (3-Month USD-LIBOR + 0.350%) due 3/31/28	$133,939
39,800		Truck Hero Inc., 4.000% (1-Month USD-LIBOR + 0.325%) due 1/31/28	39,452
44,650		U.S. Silica Co., 5.000% (1-Month USD-LIBOR + 0.400%) due 5/1/25	43,629
9,769		Uber Technologies Inc., 3.590% (1-Month USD-LIBOR + 0.350%) due 2/25/27	9,728
190,000		UFC Holdings LLC, 3.500% due 4/29/26	187,055
		UKG Inc.:
145,000		due 5/4/26(k)	144,139
212,928		4.000% (3-Month USD-LIBOR + 0.325%) due 5/4/26	211,664
20,000		7.500% (3-Month USD-LIBOR + 0.675%) due 5/3/27	20,150
36,064		Ultra Clean Holdings Inc., 3.840% (1-Month USD-LIBOR + 0.375%) due 8/27/25	36,079
54,725		United AirLines Inc., 4.500% (3-Month USD-LIBOR + 0.375%) due 4/21/28	54,497
30,794		United Natural Foods Inc., 3.340% (1-Month USD-LIBOR + 0.425%) due 10/22/25	30,709
29,475		Univar Solutions USA Inc., 2.090% (1-Month USD-LIBOR + 0.200%) due 7/1/26	29,297
1		Upstream Newco Inc., 4.593% (1-Month USD-LIBOR + 0.450%) due 11/20/26(d)	1
205,800		US Foods Inc., 2.090% (1-Month USD-LIBOR + 0.200%) due 9/13/26	202,491
89,097		Vantage Specialty Chemicals Inc., 4.500% (3-Month USD-LIBOR + 0.350%) due 10/28/24	86,842
4,988		Verscend Holding Corp., 4.090% (1-Month USD-LIBOR + 0.400%) due 8/27/25	4,975
29,850		Virtusa Corp., 4.500% due 2/11/28	29,763
325,000		W. R. Grace Holdings LLC, 4.250% due 9/22/28	324,051
166,338		Wand Newco 3 Inc., 3.175% (1-Month USD-LIBOR + 0.300%) due 2/5/26	161,888
39,696		WaterBridge Midstream Operating LLC, 6.750% (3-Month USD-LIBOR + 0.575%) due 6/22/26	38,619
250,000		Whatabrands LLC, 3.750% (1-Month USD-LIBOR + 0.325%) due 8/3/28	248,255
35,000		Wheel Pros Inc., 5.250% (1-Month USD-LIBOR + 0.450%) due 5/11/28	34,757
104,738		WIN Waste Innovations Holdings Inc., 3.250% (3-Month USD-LIBOR + 0.275%) due 3/24/28	104,135
		Zelis Cost Management Buyer Inc.:
521,200		3.586% due 9/30/26	513,991
20,000		Ziggo Financing Partnership, 2.589% (1-Month USD-LIBOR + 0.250%) due 4/30/28	19,694
		TOTAL SENIOR LOANS
		(Cost - $27,207,664)	27,198,379
Rating††
MUNICIPAL BONDS - 0.1%
California - 0.0%
140,000	AA-	Regents of the University of California Medical Center Pooled Revenue, Revenue Bonds, 6.548% due 5/15/48	222,563
360,000	AA-	State of California, GO, 7.300% due 10/1/39	575,103
		Total California	797,666
New York - 0.1%
680,000	BBB+	Metropolitan Transportation Authority, Revenue Bonds, 6.814% due 11/15/40	981,537
200,000	A	New York State Thruway Authority, Revenue Bonds, 2.900% due 1/1/35	213,940
		Total New York	1,195,477
		TOTAL MUNICIPAL BONDS
		(Cost - $1,962,712)	1,993,143

Shares/Units

EXCHANGE TRADED FUND (ETF) - 0.9%
168,991	iShares Core U.S. Aggregate Bond	19,395,097
(Cost - $19,788,846)

Schedules of Investments

November 30, 2021 (unaudited)

Destinations Core Fixed Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - 0.0%
DIVERSIFIED - 0.0%
SPACs - 0.0%
1,640	Foresight Energy LLC/Foresight Energy Finance Corp.*(d)	32,924
ENERGY - 0.0%
Oil & Gas - 0.0%
1,022	Gulfport Energy Operating Corp.*	74,596
1,842	Tapstone Energy LLC/Tapstone Energy Finance Corp.*(d)	$8,142
	TOTAL ENERGY	82,738
INDUSTRIAL - 0.0%
Engineering & Construction - 0.0%
3,092	Mcdermott International Ltd.*	1,732
	TOTAL COMMON STOCKS
	(Cost - $22,592)	117,394
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $2,441,345,846)	2,421,216,363

Face Amount

SHORT-TERM INVESTMENTS - 1.9%
TIME DEPOSITS - 1.9%
$22,909,119	DnB NORBank ASA - Oslo, 0.005% due 12/1/21	22,909,119
8,361,700	Royal Bank of Canada - Toronto, 0.005% due 12/1/21	8,361,700
11,138,181	Skandinaviska Enskilda Banken AB - Stockholm, 0.005% due 12/1/21	11,138,181
	TOTAL TIME DEPOSITS
	(Cost - $42,409,000)	42,409,000
U.S. GOVERNMENT OBLIGATION - 0.0%
570,000	U.S. Treasury Bills, 0.050% due 5/19/22(m)
	(Cost - $569,866)	569,763
	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $42,978,866)	42,978,763
	TOTAL INVESTMENTS - 109.9%
	(Cost - $2,484,324,712)	2,464,195,126
	Liabilities in Excess of Other Assets - (9.9)%	(221,541,222)
	TOTAL NET ASSETS - 100.0%	$2,242,653,904

Schedules of Investments

November 30, 2021 (unaudited)

Destinations Core Fixed Income Fund (continued)

††	All ratings are by Standard & Poor's Rating Service, unless otherwise noted.
*	Non-income producing security.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2021, amounts to $527,394,073 and represents 23.52% of net assets.
(b)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(c)	Security is perpetual in nature and has no stated maturity date.
(d)	Illiquid security. The aggregate value of illiquid holdings at November 30, 2021, amounts to $19,983,485 and represents 0.89% of net assets.
(e)	Security is currently in default.
(f)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2021.
(g)	Interest only security.
(h)	Principal only security.
(i)	All or a portion of this security is pledged by the Fund as collateral for short sales or derivative transactions.
(j)	This security is traded on a TBA basis.
(k)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(m)	Rate shown represents yield-to-maturity.

Abbreviations used in this schedule:
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Index
GO	—	General Obligation
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
LP	—	Limited Partnership
PCL	—	Public Company Limited
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduit
SARL	—	Société à Responsabilité Limitée
SOFR	—	Secured Overnight Financing Rate
SPACs	—	Special Purpose Acquisition Companies
UMBS	—	Uniform Mortgage Backed Securities

Summary of Investments by Security Type^
Corporate Bonds & Notes	24.1%
Collateralized Mortgage Obligations	22.1
U.S. Government Agencies & Obligations	20.4
Mortgage-Backed Securities	19.3
Asset-Backed Securities	8.9
Sovereign Bonds	1.5
Senior Loans	1.1
Exchange Traded Fund (ETF)	0.8
Municipal Bonds	0.1
Common Stocks	0.0 *
Short-Term Investments	1.7
100.0%

^ As a percentage of total investments.

* Position represents less than 0.05%.

Schedules of Investments

November 30, 2021 (unaudited)

Destinations Core Fixed Income Fund (continued)

At November 30, 2021, Destinations Core Fixed Income Fund had open exchange traded futures contracts as described below.

The unrealized appreciation/(depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
U.S. 10Year Note (CBT)	88	3/22	$11,374,923	$11,511,500	$136,577
U.S. Ultra Bond (CBT)	31	3/22	5,989,922	6,217,438	227,516
					364,093
Contracts to Sell:
U.S. 10Year Ultra	121	3/22	$(17,464,718)	$17,773,766	$(309,048)
U.S. 2Year Note (CBT)	236	3/22	(51,591,266)	51,621,313	(30,047)
U.S. 5Year Note (CBT)	473	3/22	(56,984,434)	57,421,461	(437,027)
U.S. Long Bond (CBT)	145	3/22	(22,956,562)	23,508,125	(551,563)
					(1,327,685)
Net Unrealized Depreciation on Open Exchange Traded Futures Contracts					$(963,592)

At November 30, 2021, Destinations Core Fixed Income Fund had deposited cash of $970,771 with a broker or brokers as margin collateral on open exchange traded futures contracts.

At November 30, 2021, Destinations Core Fixed Income Fund Fund held the following OTC Credit Default Swap Contracts:

OTC Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Counterparty	Implied Credit Spread at 11/30/2021(2)	Notional Amounts in (000’s)(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.IG.37	1.000%	12/20/2026	3-Month	JPM	0.582%	$15,030	$337,477	$356,881	$(19,404)
							$337,477	$356,881	$(19,404)

Schedules of Investments

November 30, 2021 (unaudited)

Destinations Core Fixed Income Fund (continued)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of on emerging country as of period end serve as indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Counterparty Abbreviations used in this schedule:

JPM           —   JP Morgan

Schedules of Investments

November 30, 2021 (unaudited)

Destinations Core Fixed Income Fund (concluded)

Schedule of Forward Sale Commitments

Face Amounts	Security	Value
	Federal National Mortgage Association:
$3,550,000	1.500% due 12/1/36(a) (Proceeds — $3,578,012)	$3,568,582
1,700,000	3.500% due 12/1/36(a) (Proceeds — $1,794,430)	1,796,488
	Government National Mortgage Association:
3,850,000	2.000% due 12/1/51(a) (Proceeds — $3,905,344)	3,899,930
	TOTAL OPEN FORWARD SALE COMMITMENTS
	(Proceeds — $9,277,785)	$9,265,000

(a) This security is traded on a TBA basis.

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Low Duration Fixed Income Fund

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - 52.0%
Basic Materials - 1.5%
$7,600,000		Copper Mountain Mining Corp., Senior Secured Notes, 8.000% due 4/9/26(a)	$7,957,833
		Glencore Funding LLC, Company Guaranteed Notes:
80,000		4.125% due 5/30/23(a)	83,542
15,000		4.125% due 3/12/24(a)	15,834
15,000		4.000% due 4/16/25(a)	15,974
200,000		POSCO, Senior Unsecured Notes, 2.375% due 11/12/22	202,859
		Total Basic Materials	8,276,042
Communications - 11.5%
125,000		AT&T Inc., Senior Unsecured Notes, 4.450% due 4/1/24	133,617
200,000		Baidu Inc., Senior Unsecured Notes, 3.075% due 4/7/25	208,343
7,116,000		CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes, 4.000% due 3/1/23(a)	7,120,768
10,678,000		Cengage Learning Inc., Senior Unsecured Notes, 9.500% due 6/15/24(a)	10,784,780
1,032,000	EUR	CentralNic Group PLC, Senior Secured Notes, 7.000% (3-Month EURIBOR + 7.000%) due 7/3/23(b)	1,194,062
835,000		Cogent Communications Group Inc., Senior Secured Notes, 5.375% due 3/1/22(a)	835,000
7,098,000		DISH Network Corp., Senior Unsecured Notes, 2.375% due 3/15/24	6,627,758
120,000		Expedia Group Inc., Company Guaranteed Notes, 6.250% due 5/1/25(a)	136,219
10,407,000		Level 3 Financing Inc., Company Guaranteed Notes, 5.250% due 3/15/26	10,658,537
10,578,000	EUR	Linkem SpA, Senior Secured Notes, 6.000% (3-Month EURIBOR + 6.000%) due 8/9/22(a)(b)	11,999,034
10,948,000		Lumen Technologies Inc., Senior Unsecured Notes, 5.800% due 3/15/22	11,031,095
180,000		Millicom International Cellular SA, Senior Unsecured Notes, 5.125% due 1/15/28	184,950
3,530,000		NortonLifeLock Inc., Senior Unsecured Notes, 5.000% due 4/15/25(a)	3,565,300
125,000		Omnicom Group Inc./Omnicom Capital Inc., Senior Unsecured Notes, 3.650% due 11/1/24	132,300
200,000		Sable International Finance Ltd., Senior Secured Notes, 5.750% due 9/7/27	204,358
200,000		SingTel Group Treasury Pte Ltd., Company Guaranteed Notes, 3.250% due 6/30/25	212,242
130,000		Verizon Communications Inc., Senior Unsecured Notes, 1.256% (3-Month USD-LIBOR + 1.100%) due 5/15/25(b)	132,414
		Total Communications	65,160,777
Consumer Cyclical - 5.1%
1,127,000		Anagram International Inc./Anagram Holdings LLC, Senior Secured Notes, 15.000% (3-Month USD-LIBOR + 10.000% cash + 5.000% PIK) due 8/15/25(a)(b)(c)	1,270,693
130,000		Dollar Tree Inc., Senior Unsecured Notes, 3.700% due 5/15/23	135,034
3,750,000	SEK	Gaming Innovation Group PLC, 8.500% (3-Month SEK-STIBOR + 8.500)% due 6/11/24(a)(b)	427,091
120,000		General Motors Financial Co., Inc., Company Guaranteed Notes, 5.250% due 3/1/26	134,898
4,710,000		G-III Apparel Group Ltd., Senior Secured Notes, 7.875% due 8/15/25(a)	5,010,262
3,446,348		Hawaiian Airlines 2013-1 Class A Pass-Through Certificates, 3.900% due 1/15/26	3,417,456
4,303,891		Hawaiian Airlines Class B Pass-Through Certificates, 4.950% due 1/15/22	4,307,604
911,000		Hercules Achievement Inc./Varsity Brands Holding Co., Inc., Senior Secured Notes, 9.000% (3-Month USD-LIBOR + 8.000%) due 12/22/24(a)(b)	907,584
115,000		Hyatt Hotels Corp., Senior Unsecured Notes, 1.300% due 10/1/23	115,048
		Hyundai Capital America, Senior Unsecured Notes:
110,000		2.850% due 11/1/22(a)	112,069
25,000		1.000% due 9/17/24(a)	24,670
130,000		Marriott International Inc., Senior Unsecured Notes, 3.600% due 4/15/24	136,570
30,000		Nissan Motor Acceptance Co. LLC, Senior Unsecured Notes, 1.125% due 9/16/24(a)	29,548
19,200,000	NOK	N0r5ke Viking I AS, 8.750% (3-Month NIBOR + 8.00%) due 5/3/24(b)	2,117,582
6,597,000		Sally Holdings LLC/Sally Capital Inc., Secured Notes, 8.750% due 4/30/25(a)	7,042,298
3,742,000		Scientific Games International Inc., Senior Secured Notes, 5.000% due 10/15/25(a)	3,840,227
130,000		Southwest Airlines Co., Senior Unsecured Notes, 4.750% due 5/4/23	136,460
		Total Consumer Cyclical	29,165,094

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical - 10.7%
		Anthem Inc., Senior Unsecured Notes:
$35,000		3.300% due 1/15/23	$35,991
90,000		3.500% due 8/15/24	94,975
135,000		BAT International Finance PLC, Company Guaranteed Notes, 1.668% due 3/25/26	132,987
100,000		Central American Bottling Corp., Company Guaranteed Notes, 5.750% due 1/31/27	102,220
8,848,000		Chobani LLC/Chobani Finance Corp. Inc., Company Guaranteed Notes, 7.500% due 4/15/25(a)	9,146,620
125,000		Conagra Brands Inc., Senior Unsecured Notes, 4.300% due 5/1/24	133,709
6,250,000	SEK	Desenio Group AB, 5.500% (3-Month SEK-STIBOR + 5.500%) due 12/16/24(b)	657,450
13,344,000		Fresh Market Inc., Senior Secured Notes, 9.750% due 5/1/23(a)	13,694,280
125,000		HCA Inc., Senior Secured Notes, 5.000% due 3/15/24	134,880
200,000		HPHT Finance 19 Ltd., Company Guaranteed Notes, 2.875% due 11/5/24	207,950
10,993,000		Jaguar Holding Co. II/PPD Development LP, Company Guaranteed Notes, 4.625% due 6/15/25(a)	11,364,014
135,000		Keurig Dr Pepper Inc., Company Guaranteed Notes, 0.750% due 3/15/24	133,601
3,148,000		Nathan's Famous Inc., Senior Secured Notes, 6.625% due 11/1/25(a)	3,203,090
9,249,000		Nielsen Co. Luxembourg SARL, Company Guaranteed Notes, 5.000% due 2/1/25(a)	9,364,613
200,000		PSA Treasury Pte Ltd., Company Guaranteed Notes, 2.500% due 4/12/26	207,958
135,000		Royalty Pharma PLC, Company Guaranteed Notes, 0.750% due 9/2/23	134,249
2,693,000		SmileDirectClub Inc., Senior Unsecured Notes, zero coupon, due 2/1/26(a)	1,133,999
3,282,000		Surgery Center Holdings Inc., Company Guaranteed Notes, 6.750% due 7/1/25(a)	3,310,750
135,000		Thermo Fisher Scientific Inc., Senior Unsecured Notes, 0.797% due 10/18/23	134,583
120,000		Triton Container International Ltd., Company Guaranteed Notes, 0.800% due 8/1/23(a)	119,068
65,000		UnitedHealth Group Inc., Senior Unsecured Notes, 0.550% due 5/15/24	64,368
8,251,000		UpHealth Inc., Senior Unsecured Notes, 6.250% due 6/15/26(a)	7,141,271
135,000		Zimmer Biomet Holdings Inc., Senior Unsecured Notes, 1.450% due 11/22/24	135,007
		Total Consumer Non-cyclical	60,787,633
Diversified - 0.9%
4,350,000	EUR	LR Global Holding GmbH, Senior Secured Notes, 7.250% (3-Month EURIBOR + 7.250%) due 2/3/25(b)	5,097,686
Energy - 4.4%
150,000		Ecopetrol SA, Senior Unsecured Notes, 5.875% due 9/18/23	158,925
195,730		Galaxy Pipeline Assets Bidco Ltd., Senior Secured Notes, 1.750% due 9/30/27	196,504
188,240		GNL Quintero SA, Senior Unsecured Notes, 4.634% due 7/31/29	198,830
		Golar LNG Ltd., Senior Unsecured Notes:
10,817,000		2.750% due 2/15/22	10,797,657
3,278,000		7.000% due 10/20/25(a)	3,249,318
5,520,260		Martin Midstream Partners LP/Martin Midstream Finance Corp., Secured Notes, 10.000% due 2/29/24(a)	5,644,466
200,000		ONGC Videsh Vankorneft Pte Ltd., Company Guaranteed Notes, 2.875% due 1/27/22	200,470
2,974,000		PBF Logistics LP/PBF Logistics Finance Corp., Company Guaranteed Notes, 6.875% due 5/15/23	2,795,560
50,000		Petrobras Global Finance BV, Company Guaranteed Notes, 6.250% due 3/17/24	53,825
200,000		Petronas Capital Ltd., Company Guaranteed Notes, 3.500% due 3/18/25	212,857
135,000		Pioneer Natural Resources Co., Senior Unsecured Notes, 0.550% due 5/15/23	134,361
250,000		Qatar Energy, Senior Unsecured Notes, 1.375% due 9/12/26	245,075
250,000		Reliance Industries Ltd., Senior Unsecured Notes, 4.125% due 1/28/25	268,415
200,000		SA Global Sukuk Ltd., Senior Unsecured Notes, 1.602% due 6/17/26(a)	196,810
125,000		Schlumberger Holdings Corp., Senior Unsecured Notes, 3.750% due 5/1/24(a)	131,545
200,000		Transportadora de Gas del Peru SA, Senior Unsecured Notes, 4.250% due 4/30/28	210,252
135,000		Valero Energy Corp., Senior Unsecured Notes, 1.200% due 3/15/24	134,375
		Total Energy	24,829,245

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial - 4.2%
$135,000		Athene Global Funding, Senior Secured Notes, 0.750% (SOFRRATE + 0.700%) due 5/24/24(a)(b)	$135,182
		Avolon Holdings Funding Ltd., Company Guaranteed Notes:
115,000		3.625% due 5/1/22(a)	116,123
15,000		5.125% due 10/1/23(a)	15,878
200,000		Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes, 4.875% due 4/21/25	206,002
150,000		Banco Continental SAECA, Senior Unsecured Notes, 2.750% due 12/10/25(a)	146,439
50,000		Banco de Credito del Peru, Subordinated Notes, 3.125% (5-Year CMT Index + 3.000%) due 7/1/30(b)	49,025
150,000		Banco de Reservas de la Republica Dominicana, Subordinated Notes, 7.000% due 2/1/23	156,377
200,000		Bancolombia SA, Subordinated Notes, 4.875% (5-Year CMT Index + 2.929%) due 10/18/27(b)	198,002
		Bank of America Corp., Senior Unsecured Notes:
90,000		0.906% (3-Month USD-LIBOR + 0.790%) due 3/5/24(b)	90,563
50,000		0.740% (SOFRRATE + 0.690%) due 4/22/25(b)	50,279
100,000		Bank of Nova Scotia, Senior Unsecured Notes, 0.650% due 7/31/24	99,013
60,000		Brighthouse Financial Global Funding, Senior Secured Notes, 0.600% due 6/28/23(a)	59,798
80,000		Canadian Imperial Bank of Commerce, Senior Unsecured Notes, 0.450% due 6/22/23	79,502
		Capital One Financial Corp., Senior Unsecured Notes:
35,000		3.200% due 1/30/23	35,950
100,000		3.900% due 1/29/24	105,536
		Citigroup Inc., Senior Unsecured Notes:
100,000		1.194% (3-Month USD-LIBOR + 1.023%) due 6/1/24(b)	101,218
40,000		1.281% (SOFRRATE + 0.528%) due 11/3/25(b)	39,896
200,000		DBS Group Holdings Ltd., Subordinated Notes, 1.822% (5-Year CMT Index + 1.100%) due 3/10/31(b)	198,566
125,000		Goldman Sachs Group Inc., Senior Unsecured Notes, 3.500% due 4/1/25	132,547
200,000		Grupo Aval Ltd., Company Guaranteed Notes, 4.750% due 9/26/22	204,000
200,000		Grupo de Inversiones Suramericana SA, Senior Unsecured Notes, 5.500% due 4/29/26	213,000
5,896,000		Icahn Enterprises LP/Icahn Enterprises Finance Corp., Company Guaranteed Notes, 6.750% due 2/1/24	5,918,169
29,953		Interoceanica IV Finance Ltd., Senior Secured Notes, zero coupon, due 11/30/25	27,663
200,000		Itau Unibanco Holding SA, Subordinated Notes, 3.875% (5-Year CMT Index + 3.446%) due 4/15/31(b)	189,200
		JPMorgan Chase & Co., Senior Unsecured Notes:
120,000		3.207% (3-Month USD-LIBOR + 0.695%) due 4/1/23(b)	121,035
15,000		3.900% due 7/15/25	16,202
80,000		Macquarie Bank Ltd., Senior Unsecured Notes, 2.100% due 10/17/22(a)	81,081
55,000		Macquarie Group Ltd., Senior Unsecured Notes, 4.150% (3-Month USD-LIBOR + 1.330%) due 3/27/24(a)(b)	57,222
125,000		Marsh & McLennan Cos., Inc., Senior Unsecured Notes, 3.875% due 3/15/24	132,731
140,000		Morgan Stanley, Senior Unsecured Notes, 0.529% (SOFRRATE + 0.455%) due 1/25/24(b)	139,450
		NongHyup Bank, Senior Unsecured Notes:
200,000		1.250% due 7/20/25(a)	198,270
200,000		1.250% due 7/20/25	198,270
20,400,000	NOK	Nordic Capital Fund II, 6.800% (3-Month NIBOR + 6.250%) due 6/30/24(b)	2,286,776
200,000		Oversea-Chinese Banking Corp., Ltd, Subordinated Notes, 1.832% (5-Year CMT Index + 1.580%) due 9/10/30(a)(b)	198,520
96,626		Peru Enhanced Pass-Through Finance Ltd., zero coupon, due 6/2/25	92,664
140,000		Royal Bank of Canada, Senior Unsecured Notes, 0.574% (SOFRRATE + 0.525%) due 1/20/26(b)	139,509

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial - (continued)
$100,000		Scotiabank Peru SAA, Subordinated Notes, 4.500% (3-Month USD-LIBOR + 3.856%) due 12/13/27(b)	$101,876
12,500,000	SEK	Stockwik Förvaltning AB, Senior Secured Notes, 7.000% (3-Month SEK-STIBOR + 7.000%) due 9/3/23(b)	1,407,088
8,271,000		StoneX Group Inc., Senior Secured Notes, 8.625% due 6/15/25(a)	8,725,905
250,000		Temasek Financial I Ltd., Company Guaranteed Notes, 2.375% due 1/23/23	254,543
135,000		Toronto-Dominion Bank, Senior Unsecured Notes, 0.700% due 9/10/24	133,622
200,000		United Overseas Bank Ltd., Subordinated Notes, 1.750% (5-Year CMT Index + 1.520%) due 3/16/31(b)	198,270
5,040,000	SEK	VNV Global AB, Senior Secured Notes, 5.750% due 10/4/22	568,064
135,000		Wells Fargo & Co., Senior Unsecured Notes, 1.654% (SOFRRATE + 1.600%) due 6/2/24(b)	136,416
125,000		Welltower Inc., Senior Unsecured Notes, 3.625% due 3/15/24	131,677
		Total Financial	23,887,119
Government - 0.1%
200,000		Banco Latinoamericano de Comercio Exterior SA, Senior Unsecured Notes, 2.375% due 9/14/25(a)	199,020
200,000		Perusahaan Penerbit SBSN Indonesia III, Senior Unsecured Notes, 1.500% due 6/9/26	199,760
		Total Government	398,780
Industrial - 4.3%
3,000,000		Altera Shuttle Tankers LLC, Senior Unsecured Notes, 7.125% due 8/15/22	3,030,000
130,000		Boeing Co., Senior Unsecured Notes, 4.508% due 5/1/23	135,722
1,370,000		C3 Nano Inc., Senior Secured Notes, 6.500% due 2/15/24(a)(d)	1,378,514
135,000		Canadian Pacific Railway Co., Company Guaranteed Notes, 1.350% due 12/2/24	134,876
130,000		Carrier Global Corp., Senior Unsecured Notes, 2.242% due 2/15/25	132,913
4,248,000		EnPro Industries Inc., Company Guaranteed Notes, 5.750% due 10/15/26	4,423,230
4,385,000		FXI Holdings Inc., Senior Secured Notes, 7.875% due 11/1/24(a)	4,450,775
9,643,000		INNOVATE Corp., Senior Secured Notes, 8.500% due 2/1/26(a)	9,643,000
6,800,000	NOK	Lakers Group AB, 5.960% (3-Month NIBOR + 5.550)% due 6/9/25(a)(b)	775,552
130,000		Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes, 2.700% due 11/1/24(a)	134,494
130,000		Republic Services Inc., Senior Unsecured Notes, 2.500% due 8/15/24	134,195
		Total Industrial	24,373,271
Insurance - 0.4%
20,620,000	SEK	ADDvise Group AB, 7.250% (3-Month SEK-STIBOR + 7.250%) due 5/21/24(b)	2,320,392
Media - 1.7%
9,800,000		BuzzFeed Inc., 7.000% due 9/30/26(d)	9,800,000
Technology - 3.6%
5,129,000	EUR	Azerion Holding BV, Senior Secured Notes, 7.250% due 4/28/24	5,834,895
5,893,000		Diebold Nixdorf Inc., Company Guaranteed Notes, 8.500% due 4/15/24	5,816,863
6,305,000	EUR	Fiven ASA, Senior Secured Notes, 6.850% (3-Month EURIBOR + 6.850%) due 6/21/24(b)	7,366,639
13,750,000	SEK	Impala Group PLC, 9.000% (3-Month SEK-STIBOR + 9.000%) due 10/20/24(b)	1,528,735
135,000		Microchip Technology Inc., Senior Secured Notes, 0.972% due 2/15/24(a)	133,758
		Total Technology	20,680,890
Utilities - 3.6%
200,000		AES Andes SA, Junior Subordinated Notes, 7.125% (5-Year USD Swap Rate + 4.644%) due 3/26/79(a)(b)	199,728
60,000		Atmos Energy Corp., Senior Unsecured Notes, 0.625% due 3/9/23	59,877
		Brazos Electric Power Cooperative Inc., :
6,027,000		zero coupon, due 3/23/49(d)	5,424,300
4,493,333		zero coupon, due 3/23/49(d)	4,044,000

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Utilities - (continued)
	DTE Energy Co., Senior Unsecured Notes:
$60,000	2.529% due 10/1/24	$61,980
75,000	1.050% due 6/1/25	73,708
130,400	Empresa Electrica Angamos SA, Senior Secured Notes, 4.875% due 5/25/29	123,880
200,000	Enel Generacion Chile SA, Senior Unsecured Notes, 4.250% due 4/15/24	210,500
140,000	Entergy Louisiana LLC, Collateral Trust, 0.950% due 10/1/24	138,635
200,000	Guacolda Energia SA, Senior Unsecured Notes, 4.560% due 4/30/25	85,752
200,000	Inkia Energy Ltd., Senior Unsecured Notes, 5.875% due 11/9/27	203,252
200,000	Korea East-West Power Co., Ltd., Senior Unsecured Notes, 1.750% due 5/6/25(a)	202,214
200,000	Minejesa Capital BV, Senior Secured Notes, 4.625% due 8/10/30	205,500
135,000	Pacific Gas & Electric Co., 1st Mortgage Notes, 1.750% due 6/16/22	134,916
8,875,000	Rockpoint Gas Storage Canada Ltd., Senior Secured Notes, 7.000% due 3/31/23(a)	8,786,250
135,000	Southern California Edison Co., 1st Mortgage Notes, 0.879% (SOFRRATE + 0.830%) due 4/1/24(b)	135,269
200,000	State Grid Overseas Investment Ltd., Senior Unsecured Notes, 1.000% due 8/5/25	196,492
200,000	TNB Global Ventures Capital Bhd, Senior Unsecured Notes, 3.244% due 10/19/26	210,318
	Total Utilities	20,496,571
	TOTAL CORPORATE BONDS & NOTES (Cost - $298,724,115)	295,273,500
SENIOR LOANS(b) - 16.4%
6,874,282	Access CIG LLC, 3.840% (1-Month USD-LIBOR + 3.750%) due 2/27/25	6,810,420
3,936,424	Change Healthcare Holdings LLC, 3.50% (3-Month USD-LIBOR + 2.500%) due 3/1/24	3,924,143
5,265,220	Forterra Finance LLC, 4.000% (1-Month USD-LIBOR + 3.000%) due 10/25/23	5,259,323
3,717,444	Golden Nugget Online Gaming Inc., 13.000% (3-Month USD-LIBOR + 12.000%) due 10/4/23	3,940,491
	Intelsat Jackson Holdings SA:
6,236,000	0.000% (3-Month USD-LIBOR + 5.500%) due 11/27/23	6,233,381
6,963,000	0.000% (3-Month USD-LIBOR + 5.500%) due 1/2/24	6,975,147
8,446,019	JZ Capital Partners Ltd, 12.000% (3-Month USD-LIBOR + 11.000%) due 10/8/25(d)(e)	8,446,019
7,867,808	K&N Parent Inc., 5.750% (3-Month USD-LIBOR + 4.750%) due 10/20/23	7,332,797
2,695,935	Lealand Finance Co. BV, 3.090% (1-Month USD-LIBOR + 3.000%) due 6/28/24	1,347,968
16,720,629	Mallinckrodt International Finance SA, due 2/28/22(f)	16,284,053
5,863,000	Meredith Corp, 4.750% (1-Month USD-LIBOR + 2.500%) due 1/31/25	5,851,626
4,277,402	Pixelle Specialty Solutions LLC, 7.500% (1-Month USD-LIBOR + 6.500%) due 10/31/24	4,251,438
8,190,230	QuarterNorth Energy Holding Inc., 9.000% (1-Month USD-LIBOR + 8.000%) due 8/27/26	8,190,230
8,246,000	syncreon Group BV, 7.000% (1-Month USD-LIBOR + 6.000%) due 4/1/25	8,266,615
	TOTAL SENIOR LOANS (Cost - $95,054,873)	93,113,651
ASSET-BACKED SECURITIES - 5.7%
419,686	Aaset Trust, Series 2019-2, Class A, 3.376% due 10/16/39(a)	403,992
	AccessLex Institute:
153,213	Series 2004-2, Class A3, 0.314% (3-Month USD-LIBOR + 0.190%) due 10/25/24(b)	151,813
191,983	Series 2007-A, Class A3, 0.480% (3-Month USD-LIBOR + 0.300%) due 5/25/36(b)	188,662
209,000	ACREC Ltd., Series 2021-FL1, Class A, 1.239% (1-Month USD-LIBOR + 1.150%) due 10/16/36(a)(b)	209,000
	Affirm Asset Securitization Trust:
200,000	Series 2020-A, Class A, 2.100% due 2/18/25(a)	200,658
116,129	Series 2020-Z2, Class A, 1.900% due 1/15/25(a)	116,767
219,366	Series 2021-Z1, Class A, 1.070% due 8/15/25(a)	218,970
904,802	Ajax Mortgage Loan Trust, Series 2019-C, Class A, 3.950% due 10/25/58(a)	905,431
1,000,000	Allegro CLO X Ltd., Series 2019-1A, Class AR, 1.282% (3-Month USD-LIBOR + 1.150%) due 7/20/32(a)(b)	1,000,592

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
ASSET-BACKED SECURITIES - (continued)
$90,280	Aqua Finance Trust, Series 2020-AA, Class A, 1.900% due 7/17/46(a)	$90,568
177,000	Arbor Realty Collateralized Loan Obligation Ltd., Series 2020-FL1, Class AS, 1.562% (SOFR30A + 1.514%) due 2/15/35(a)(b)	176,788
	Arbor Realty Commercial Real Estate Notes Ltd.:
225,000	Series 2021-FL2, Class A, 1.190% (1-Month USD-LIBOR + 1.100%) due 5/15/36(a)(b)	224,367
209,000	Series 2021-FL3, Class A, 1.160% (1-Month USD-LIBOR + 1.070%) due 8/15/34(a)(b)	208,292
79,902	Arivo Acceptance Auto Loan Receivables Trust, Series 2019-1, Class A, 2.990% due 7/15/24(a)	80,501
500,000	Bain Capital Credit CLO, Series 2019-1A, Class AR, 1.254% (3-Month USD-LIBOR + 1.130%) due 4/19/34(a)(b)	499,873
220,733	Bayview Opportunity Master Fund IVa Trust, Series 2019-SBR1, Class A1, step bond to yield, 3.475% due 6/28/34(a)	222,170
184,000	BRSP Ltd., Series 2021-FL1, Class A, 1.239% (1-Month USD-LIBOR + 1.150%) due 8/19/38(a)(b)	183,389
	BSPRT Issuer Ltd.:
280,901	Series 2019-FL5, Class A, 1.240% (1-Month USD-LIBOR + 1.150%) due 5/15/29(a)(b)	279,536
193,000	Series 2021-FL6, Class A, 1.190% (1-Month USD-LIBOR + 1.100%) due 3/15/36(a)(b)	193,000
450,417	CAL Funding IV Ltd., Series 2020-1A, Class A, 2.220% due 9/25/45(a)	449,987
991,833	Carlyle Global Market Strategies CLO Ltd., Series 2014-3RA, Class A1A, 1.185% (3-Month USD-LIBOR + 1.050%) due 7/27/31(a)(b)	991,138
1,000,000	Carlyle US CLO Ltd., Series 2021-7A, Class A1, 1.238% (3-Month USD-LIBOR + 1.160%) due 10/15/35(a)(b)	998,886
	CHCP Ltd.:
250,000	Series 2021-FL1, Class A, 1.212% (SOFR30A + 1.164%) due 2/15/38(a)(b)	249,954
100,000	Series 2021-FL1, Class AS, 1.462% (SOFR30A + 1.414%) due 2/15/38(a)(b)	99,985
177,000	CLNC Ltd., Series 2019-FL1, Class AS, 1.712% (SOFR30A + 1.664%) due 8/20/35(a)(b)	177,155
236,622	Commonbond Student Loan Trust, Series 2020-AGS, Class A, 1.980% due 8/25/50(a)	236,913
28,959	DT Auto Owner Trust, Series 2020-2A, Class A, 1.140% due 1/16/24(a)	28,994
700,000	Exeter Automobile Receivables Trust, Series 2021-1A, Class C, 0.740% due 1/15/26	699,167
4,274	Freed ABS Trust, Series 2020-FP1, Class A, 2.520% due 3/18/27(a)	4,277
209,000	FS Rialto, Series 2021-FL3, Class A, 1.339% (1-Month USD-LIBOR + 1.250%) due 11/16/36(a)(b)	209,062
200,000	FS RIALTO, Series 2021-FL2, Class A, 1.309% (1-Month USD-LIBOR + 1.220%) due 4/16/28(a)(b)	199,627
500,000	Galaxy XXVII CLO Ltd., Series 2018-27A, Class A, 1.175% (3-Month USD-LIBOR + 1.020%) due 5/16/31(a)(b)	499,157
250,000	Genesis Sales Finance Master Trust, Series 2020-AA, Class A, 1.650% due 9/22/25(a)	251,144
184,000	Greystone CRE Notes Ltd., Series 2021-FL3, Class A, 1.110% (1-Month USD-LIBOR + 1.020%) due 7/15/39(a)(b)	183,806
500,000	Greywolf CLO V Ltd., Series 2015-1A, Class A1R, 1.284% (3-Month USD-LIBOR + 1.160%) due 1/27/31(a)(b)	500,079
1,000,000	Greywolf CLO VII Ltd., Series 2018-2A, Class A1, 1.312% (3-Month USD-LIBOR + 1.180%) due 10/20/31(a)(b)	999,004
1,000,000	Gulf Stream Meridian 3 Ltd., Series 2021-IIIA, Class A1, 1.444% (3-Month USD-LIBOR + 1.320%) due 4/15/34(a)(b)	1,000,272
500,000	Halseypoint Clo 5 Ltd., Series 2021-5A, Class A1A, 0.000% (3-Month USD-LIBOR + 1.210%) due 1/30/35(a)(b)(d)	500,000
500,000	Hayfin US XII Ltd., Series 2018-8A, Class A, 1.252% (3-Month USD-LIBOR + 1.120%) due 4/20/31(a)(b)	499,600
500,000	Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.560% due 12/26/25(a)	497,541
	HGI CRE CLO Ltd.:
200,000	Series 2021-FL1, Class A, 1.139% (1-Month USD-LIBOR + 1.050%) due 6/16/36(a)(b)	199,891
209,000	Series 2021-FL2, Class A, 1.089% (1-Month USD-LIBOR + 1.000%) due 9/17/36(a)(b)	208,239

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
ASSET-BACKED SECURITIES - (continued)
$328,004	Hilton Grand Vacations Trust, Series 2020-AA, Class A, 2.740% due 2/25/39(a)	$337,882
170,477	Invitation Homes Trust, Series 2018-SFR1, Class A, 0.791% (1-Month USD-LIBOR + 0.700%) due 3/17/37(a)(b)	170,490
38,784	Laurel Road Prime Student Loan Trust, Series 2019-A, Class A1FX, 2.340% due 10/25/48(a)	39,231
	LCCM Trust:
184,000	Series 2021-FL2, Class A, 1.290% (1-Month USD-LIBOR + 1.200%) due 12/13/38(a)(b)	183,779
210,000	Series 2021-FL3, Class A, 1.550% (1-Month USD-LIBOR + 1.450%) due 11/15/38(a)(b)(d)	210,064
173,000	LMREC Inc., Series 2019-CRE3, Class A, 1.492% (1-Month USD-LIBOR + 1.400%) due 12/22/35(a)(b)	172,990
500,000	Madison Park Funding XXXIV Ltd., Series 2019-34A, Class AR, 1.244% (3-Month USD-LIBOR + 1.120%) due 4/25/32(a)(b)	500,221
1,000,000	Marble Point CLO XXI Ltd., Series 2021-3A, Class A1, 1.369% (3-Month USD-LIBOR + 1.240%) due 10/17/34(a)(b)	999,410
186,000	Marlette Funding Trust, Series 2019-4A, Class C, 3.760% due 12/17/29(a)	190,226
490,000	ME Funding LLC, Series 2019-1, Class A2, 6.448% due 7/30/49(a)	514,925
	MF1 Ltd.:
200,000	Series 2021-FL6, Class A, 1.189% (1-Month USD-LIBOR + 1.100%) due 7/16/36(a)(b)	199,572
208,000	Series 2021-FL7, Class A, 1.169% (1-Month USD-LIBOR + 1.080%) due 10/16/36(a)(b)	207,494
120,009	Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.170% due 9/16/69(a)	119,600
341,000	NLY Commercial Mortgage Trust, Series 2019-FL2, Class AS, 1.690% (1-Month USD-LIBOR + 1.600%) due 2/15/36(a)(b)	340,352
988,761	Northwoods Capital XVI Ltd., Series 2017-16A, Class A, 1.426% (3-Month USD-LIBOR + 1.270%) due 11/15/30(a)(b)	989,047
982,916	Ocean Trails CLO V, Series 2014-5A, Class ARR, 1.402% (3-Month USD-LIBOR + 1.280%) due 10/13/31(a)(b)	982,884
250,000	OCP CLO Ltd., Series 2014-5A, Class A1R, 1.205% (3-Month USD-LIBOR + 1.080%) due 4/26/31(a)(b)	250,000
	Pagaya AI Debt Selection Trust:
106,235	Series 2020-3, Class A, 2.100% due 5/17/27(a)	106,712
311,191	Series 2021-1, Class A, 1.180% due 11/15/27(a)	310,776
650,000	Series 2021-3, Class B, 1.740% due 5/15/29(a)	642,814
500,000	Series 2021-5, Class A, 1.530% due 8/15/29(a)	499,867
485,589	PRET LLC, Series 2021-NPL3, Class A1, step bond to yield, 1.868% due 7/25/51(a)	482,949
350,000	Sofi Consumer Loan Program Trust, Series 2018-2, Class C, 4.250% due 4/26/27(a)	354,063
1,000,000	Sound Point CLO VI-R Ltd., Series 2014-2RA, Class A, 1.382% (3-Month USD-LIBOR + 1.250%) due 10/20/31(a)(b)	999,998
500,000	Sound Point CLO XVIII Ltd., Series 2017-4A, Class A1, 1.252% (3-Month USD-LIBOR + 1.120%) due 1/21/31(a)(b)	500,005
1,000,000	Steele Creek CLO Ltd., Series 2018-2A, Class A, 1.360% (3-Month USD-LIBOR + 1.200%) due 8/18/31(a)(b)	999,835
200,000	STWD Ltd., Series 2021-FL2, Class A, 1.289% (1-Month USD-LIBOR + 1.200%) due 4/18/38(a)(b)	199,845
150,000	Theorem Funding Trust, Series 2020-1A, Class B, 3.950% due 10/15/26(a)	152,370
1,000,000	Trimaran Cavu Ltd., Series 2019-1A, Class A1, 1.592% (3-Month USD-LIBOR + 1.460%) due 7/20/32(a)(b)	1,002,283
200,000	TRTX Issuer Ltd., Series 2021-FL4, Class A, 1.289% (1-Month USD-LIBOR + 1.200%) due 3/15/38(a)(b)	199,991
	Upstart Securitization Trust:
305,774	Series 2020-3, Class A, 1.702% due 11/20/30(a)	306,904
303,529	Series 2021-3, Class A, 0.830% due 7/20/31(a)	302,842

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
ASSET-BACKED SECURITIES - (continued)
$741,688	VCAT LLC, Series 2021-NPL4, Class A1, step bond to yield, 1.868% due 8/25/51(a)	$739,368
500,000	Vibrant ClO VIII Ltd., Series 2018-8A, Class A1A, 1.272% (3-Month USD-LIBOR + 1.140%) due 1/20/31(a)(b)	499,999
568,656	VOLT XCII LLC, Series 2021-NPL1, Class A1, step bond to yield, 1.893% due 2/27/51(a)(d)	567,476
382,582	VOLT XCIV LLC, Series 2021-NPL3, Class A1, step bond to yield, 2.240% due 2/27/51(a)(d)	381,713
791,241	VOLT XCIX LLC, Series 2021-NPL8, Class A1, step bond to yield, 2.116% due 4/25/51(a)	789,593
500,000	Wellfleet CLO X Ltd., Series 2019-XA, Class A1R, 1.302% (3-Month USD-LIBOR + 1.170%) due 7/20/32(a)(b)	500,062
	TOTAL ASSET-BACKED SECURITIES (Cost - $32,170,617)	32,185,879
COLLATERALIZED MORTGAGE OBLIGATIONS - 4.1%
350,023	Angel Oak Mortgage Trust, Series 2020-6, Class A1, 1.261% due 5/25/65(a)(b)	350,216
183,000	Arbor Multifamily Mortgage Securities Trust, Series 2021-MF2, Class A2, 2.023% due 6/15/54(a)	184,353
	BANK:
1,505,668	Series 2017-BNK4, Class XA, 1.378% due 5/15/50(g)	80,117
1,811,151	Series 2017-BNK6, Class XA, 0.802% due 7/15/60(g)	63,395
	BBCMS Mortgage Trust:
200,000	Series 2019-BWAY, Class A, 1.046% (1-Month USD-LIBOR + 0.956%) due 11/15/34(a)(b)	199,491
1,484,294	Series 2021-C9, Class XA, 1.639% due 2/15/54(g)	176,551
	Benchmark Mortgage Trust:
10,682,347	Series 2018-B4, Class XA, 0.508% due 7/15/51(g)	262,004
3,678,886	Series 2020-B16, Class XA, 0.927% due 2/15/53(g)	238,949
208,000	BPR Trust, Series 2021-TY, Class A, 1.140% (1-Month USD-LIBOR + 1.050%) due 9/15/38(a)(b)	207,937
721,134	BRAVO Residential Funding Trust, Series 2021-A, Class A1, step bond to yield, 1.991% due 12/31/49(a)	717,496
184,000	BSREP Commercial Mortgage Trust, Series 2021-DC, Class A, 1.040% (1-Month USD-LIBOR + 0.950%) due 8/15/38(a)(b)	183,712
	BX Commercial Mortgage Trust:
209,000	Series 2021-21M, Class A, 0.820% (1-Month USD-LIBOR + 0.730%) due 10/15/36(a)(b)	207,701
208,000	Series 2021-VOLT, Class B, 1.040% (1-Month USD-LIBOR + 0.950%) due 9/15/36(a)(b)	206,502
209,000	Series 2021-XL2, Class B, 1.088% (1-Month USD-LIBOR + 0.998%) due 10/15/38(a)(b)	207,978
	BX Trust:
205,971	Series 2018-EXCL, Class A, 1.178% (1-Month USD-LIBOR + 1.088%) due 9/15/37(a)(b)	205,088
183,000	Series 2021-VIEW, Class A, 1.370% (1-Month USD-LIBOR + 1.280%) due 6/15/23(a)(b)	183,000
209,000	BXHPP Trust, Series 2021-FILM, Class B, 0.990% (1-Month USD-LIBOR + 0.900%) due 8/15/36(a)(b)	207,701
1,643,087	CD Mortgage Trust, Series 2017-CD4, Class XA, 1.431% due 5/10/50(b)(g)	80,114
	CFCRE Commercial Mortgage Trust:
1,131,579	Series 2017-C8, Class XA, 1.661% due 6/15/50(b)(g)	74,560
287,000	Series 2017-C8, Class XB, 1.071% due 6/15/50(b)(g)	13,247
	Citigroup Commercial Mortgage Trust:
386,000	Series 2019-PRM, Class D, 4.350% due 5/10/36(a)	400,554
2,141,707	Series 2020-GC46, Class XA, 1.106% due 2/15/53(b)(g)	143,562

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
$208,628	COLT Mortgage Loan Trust, Series 2020-2, Class A1, 1.853% due 3/25/65(a)(b)	$209,150
236,107	COLT Mortgage Pass-Through Certificates, Series 2021-1R, Class A1, 0.857% due 5/25/65(a)(b)	234,939
1,000,000	COLT Trust, Series 2021-RPL1, Class A1, 1.665% due 9/25/61(a)(b)	999,068
	Commercial Mortgage Trust:
16,577,006	Series 2013-CR9, Class XA, 0.072% due 7/10/45(b)(g)	9,210
1,373,327	Series 2013-LC6, Class XA, 1.420% due 1/10/46(b)(g)	11,241
227,000	Series 2018-HCLV, Class A, 1.089% (1-Month USD-LIBOR + 1.000%) due 9/15/33(a)(b)	225,648
	Credit Suisse Commercial Mortgage Capital Trust:
573,000	Series 2017-CHOP, Class E, 3.640% (1-Month USD-LIBOR + 3.550%) due 7/15/32(a)(b)	547,056
561,464	Series 2020-RPL3, Class A1, 2.691% due 3/25/60(a)(b)	564,589
58,495	Credit Suisse Commercial Mortgage Securities Corp., Series 2019-SKLZ, Class A, 1.340% (1-Month USD-LIBOR + 1.250%) due 1/15/34(a)(b)	58,777
	CSAIL Commercial Mortgage Trust:
709,001	Series 2017-C8, Class XA, 1.352% due 6/15/50(b)(g)	30,589
4,754,363	Series 2017-CX10, Class XA, 0.846% due 11/15/50(b)(g)	156,542
3,324,319	Series 2018-CX12, Class XA, 0.728% due 8/15/51(b)(g)	105,510
200,000	DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.890% due 8/10/49	208,942
209,000	EQUS Mortgage Trust, Series 2021-EQAZ, Class A, 0.845% (1-Month USD-LIBOR + 0.755%) due 10/15/38(a)(b)	207,827
	Federal National Mortgage Association (FNMA), Aces:
1,189,218	Series 2020-M49, Class 1A1, 1.297% due 11/25/30(b)	1,175,787
693,180	Series 2021-M5, Class A1, 1.510% due 1/25/33(b)	693,494
1,078,650	Series 2021-M6, Class A1, 1.532% due 3/25/33(b)	1,079,262
297,005	Series 2021-M7, Class A1, 1.776% due 3/25/31(b)	301,327
290,605	GCAT LLC, Series 2019-NQM1, Class A1, step bond to yield, 2.985% due 2/25/59(a)	289,993
	GS Mortgage Securities Corp. Trust:
361,000	Series 2012-ALOH, Class A, 3.551% due 4/10/34(a)	362,510
208,000	Series 2021-IP, Class A, 1.040% (1-Month USD-LIBOR + 0.950%) due 10/15/36(a)(b)	208,062
	GS Mortgage Securities Trust:
3,813,891	Series 2016-GS4, Class XA, 0.704% due 11/10/49(b)(g)	95,444
1,732,611	Series 2017-GS6, Class XA, 1.172% due 5/10/50(b)(g)	86,130
3,579,319	Series 2017-GS8, Class XA, 1.111% due 11/10/50(b)(g)	154,112
3,220,282	Series 2020-GC47, Class XA, 1.246% due 5/12/53(b)(g)	266,586
	JP Morgan Chase Commercial Mortgage Securities Trust:
1,943,911	Series 2014-C20, Class XA, 1.007% due 7/15/47(b)(g)	27,167
4,075,000	Series 2020-MKST, Class XCP, 2.628% due 12/15/36(a)(b)(g)	3,861
	JPMBB Commercial Mortgage Securities Trust:
997,139	Series 2015-C32, Class XA, 1.355% due 11/15/48(b)(g)	26,928
200,000	Series 2016-C1, Class A5, 3.576% due 3/15/49	214,156
	Legacy Mortgage Asset Trust:
364,402	Series 2020-GS4, Class A1, step bond to yield, 3.250% due 2/25/60(a)	365,449
476,441	Series 2021-GS4, Class A1, step bond to yield, 1.650% due 11/25/60(a)	471,664
576,392	Series 2021-SL1, Class A, 1.991% due 9/25/60(a)(b)(d)	572,291
159,300	LoanCore Issuer Ltd., Series 2019-CRE3, Class AS, 1.460% (1-Month USD-LIBOR + 1.370%) due 4/15/34(a)(b)	159,229
112,863	MF1 Ltd., Series 2020-FL3, Class A, 2.212% (SOFR30A + 2.164%) due 7/15/35(a)(b)	113,828
	Morgan Stanley Capital I Trust:
1,355,013	Series 2016-UB11, Class XA, 1.634% due 8/15/49(b)(g)	71,892
3,838,006	Series 2016-UB12, Class XA, 0.846% due 12/15/49(b)(g)	102,130
896,064	Series 2017-H1, Class XA, 1.499% due 6/15/50(b)(g)	47,582
184,000	Series 2021-L6, Class A2, 2.126% due 6/15/54	186,168

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
$210,000	Morgan Stanley Capital I, Inc., Series 2021-ILP, Class A, 0.878% (1-Month USD-LIBOR + 0.778%) due 11/15/23(a)(b)	$209,263
209,000	Motel Trust, Series 2021-MTL6, Class A, 0.990% (1-Month USD-LIBOR + 0.900%) due 9/15/38(a)(b)	208,874
	New Residential Mortgage Loan Trust:
281,064	Series 2020-NQM1, Class A2, 2.718% due 1/26/60(a)(b)	282,336
631,588	Series 2020-RPL2, Class A1, 3.578% due 8/25/25(a)(b)	638,425
473,704	NYMT Loan Trust, Series 2020-SP2, Class A1, 2.944% due 10/25/60(a)(b)	473,806
	PFP Ltd.:
95,207	Series 2019-6, Class A, 1.141% (1-Month USD-LIBOR + 1.050%) due 4/14/37(a)(b)	94,898
209,000	Series 2021-8, Class A, 1.090% (1-Month USD-LIBOR + 1.000%) due 8/9/37(a)(b)	208,289
626,063	PRPM LLC, Series 2021-4, Class A1, step bond to yield, 1.867% due 4/25/26(a)	620,685
236,933	Shelter Growth CRE Issuer Ltd., Series 2019-FL2, Class B, 1.890% (1-Month USD-LIBOR + 1.800%) due 5/15/36(a)(b)	235,574
210,000	SREIT Trust 2021-MFP, Series 2021-MFP, Class A, 0.831% (1-Month USD-LIBOR + 0.731%) due 11/15/38(a)(b)	208,796
	UBS Commercial Mortgage Trust:
747,465	Series 2012-C1, Class XA, 2.165% due 5/10/45(a)(b)(g)	118
891,323	Series 2017-C1, Class XA, 1.690% due 6/15/50(b)(g)	59,495
	Velocity Commercial Capital Loan Trust:
1,353,396	Series 2021-2, Class A, 1.520% due 8/25/51(a)(b)	1,329,874
496,504	Series 2021-2, Class M1, 1.820% due 8/25/51(a)(b)	487,999
	Verus Securitization Trust:
952,214	Series 2019-INV2, Class A3, 3.219% due 7/25/59(a)(b)	957,201
116,071	Series 2020-2, Class A1, 2.226% due 5/25/60(a)(b)	116,515
700,000	Series 2021-7, Class A1, 1.829% due 10/25/66(a)(b)	699,748
500,378	Series 2021-R1, Class A2, 1.057% due 10/25/63(a)(b)	499,244
213,223	Vista Point Securitization Trust, Series 2020-2, Class A1, 1.475% due 4/25/65(a)(b)	213,048
	Wells Fargo Commercial Mortgage Trust:
2,405,997	Series 2015-LC22, Class XA, 0.929% due 9/15/58(b)(g)	60,406
4,796,138	Series 2015-NXS2, Class XA, 0.802% due 7/15/58(b)(g)	98,340
185,000	Series 2021-C60, Class A2, 2.042% due 8/15/54	186,583
90,902	Series 2021-SAVE, Class A, 1.240% (1-Month USD-LIBOR + 1.150%) due 2/15/40(a)(b)	90,927
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost - $25,419,763)	23,218,812

Rating††
MUNICIPAL BONDS - 0.8%

Puerto Rico - 0.8%
		Puerto Rico Highway & Transportation Authority:
1,900,000	WR(h)	zero coupon, due 7/1/22	1,826,565
2,820,000	WR(h)	zero coupon, due 7/1/23	2,554,553
		Total Puerto Rico	4,381,118
		TOTAL MUNICIPAL BONDS
		(Cost - $4,347,239)	4,381,118
MORTGAGE-BACKED SECURITIES - 0.5%
FHLMC - 0.2%
855,910		Freddie Mac Pool, 1.500% due 2/1/36	860,884

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
MORTGAGE-BACKED SECURITIES - (continued)
FNMA - 0.3%
	Federal National Mortgage Association (FNMA):
$886,313	2.000% due 1/1/36	$912,435
884,693	2.500% due 8/1/41	924,408
	TOTAL FNMA	1,836,843
	TOTAL MORTGAGE-BACKED SECURITIES
	(Cost - $2,735,396)	2,697,727
SOVEREIGN BONDS - 0.2%
Brazil - 0.0%
200,000	Brazilian Government International Bond, 2.875% due 6/6/25	199,946
Chile - 0.0%
200,000	Chile Government International Bond, 3.125% due 1/21/26	210,166
Colombia - 0.0%
200,000	Colombia Government International Bond, 4.500% due 1/28/26	208,286
Panama - 0.0%
200,000	Panama Government International Bond, 3.750% due 3/16/25	211,170
Peru - 0.0%
200,000	Corporacion Financiera de Desarrollo SA, 5.250% due 7/15/29	205,500
50,000	Peruvian Government International Bond, 2.392% due 1/23/26	50,742
	Total Peru	256,242
Qatar - 0.0%
200,000	Qatar Government International Bond, 3.250% due 6/2/26	212,970
Saudi Arabia - 0.1%
250,000	Saudi Government International Bond, 2.875% due 3/4/23	256,501
South Korea - 0.1%
250,000	Korea Development Bank, 1.000% due 9/9/26	245,102
200,000	Korea Electric Power Corp., 1.125% due 6/15/25	198,134
	Total South Korea	443,236
United Arab Emirates - 0.0%
200,000	Abu Dhabi Government International Bond, 2.500% due 4/16/25(a)	207,445
	TOTAL SOVEREIGN BONDS
	(Cost - $2,237,597)	2,205,962

Shares/Units
COMMON STOCKS - 9.5%
DIVERSIFIED - 8.9%
SPACs - 8.9%
21,581	26 Capital Acquisition Corp., Class A Shares*	213,004
27,779	7 Acquisition Corp.*	281,401
331,829	890 5th Avenue Partners Inc., Class A Shares*(i)	3,318,290
12,138	Adit EdTech Acquisition Corp.*	120,773
1,382	Aries I Acquisition Corp., Class A Shares*	13,806
27,530	Arrowroot Acquisition Corp., Class A Shares*	267,592
44,619	Athena Consumer Acquisition Corp.*	452,883
23,979	Athlon Acquisition Corp., Class A Shares*	234,515
177,273	Atlantic Avenue Acquisition Corp., Class A Shares*	1,749,684
23,979	Authentic Equity Acquisition Corp., Class A Shares*	234,754
8,000	AxonPrime Infrastructure Acquisition Corp.*(d)(e)	–
146,774	Berenson Acquisition Corp. I*	1,463,337

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
DIVERSIFIED - (continued)
SPACs - (continued)
25,927	Berenson Acquisition Corp. I*(e)	$–
137,418	BGP Acquisition Corp., Class A Shares*(d)	1,288,981
30,427	Bite Acquisition Corp.*	296,968
55,266	Blockchain Coinvestors Acquisition Corp. I*	563,713
110,902	Blockchain Moon Acquisition Corp.*	1,085,731
1	BOA Acquisition Corp., Class A Shares*	10
17,480	Capstar Special Purpose Acquisition Corp., Class A Shares*	173,926
78,591	Cartesian Growth Corp., Class A Shares*	781,195
26,559	Cascade Acquisition Corp., Class A Shares*(i)	265,192
41,903	CF Acquisition Corp. IV, Class A Shares*	410,649
46,444	CF Acquisition Corp. VI*	453,758
46,688	Clarim Acquisition Corp., Class A Shares*(d)	457,542
31,129	Cohn Robbins Holdings Corp., Class A Shares*	307,555
23,979	COVA Acquisition Corp., Class A Shares*	233,555
41,264	Crescera Capital Acquisition Corp.*(d)	412,640
500	Crown PropTech Acquisitions, Class A Shares*	4,940
7,704	DHB Capital Corp., Class A Shares*	74,729
63,566	Disruptive Acquisition Corp. I, Class A Shares*(d)	617,226
38,018	DP Capital Acquisition Corp. I*	383,221
12,897	Duddell Street Acquisition Corp., Class A Shares*	127,680
15,516	EJF Acquisition Corp., Class A Shares*	154,539
42,568	Empowerment & Inclusion Capital I Corp., Class A Shares*	417,592
35,905	Enterprise 4.0 Technology Acquisition Corp.*	363,538
41,900	Environmental Impact Acquisition Corp., Class A Shares*(i)	416,905
23,979	EQ Health Acquisition Corp., Class A Shares*	234,275
59,814	Equity Distribution Acquisition Corp., Class A Shares*	587,972
16,819	ESGEN Acquisition Corp.*	170,040
71,224	Everest Consolidator Acquisition Corp.*(d)	718,650
57,452	Executive Network Partnering Corp., Class A Shares*	565,328
23,979	Fintech Evolution Acquisition Group, Class A Shares*	233,555
58,605	Forum Merger IV Corp., Class A Shares*	573,743
62,879	FTAC Zeus Acquisition Corp.*	632,563
76,630	G&P Acquisition Corp., Class A Shares*	757,871
150,413	Global Consumer Acquisition Corp.*	1,496,609
29,178	Global Partner Acquisition Corp. II, Class A Shares*	284,631
13,500	Goal Acquisitions Corp.*	131,895
90,017	Golden Falcon Acquisition Corp., Class A Shares*	883,967
70,544	Hamilton Lane Alliance Holdings I Inc., Class A Shares*	689,920
23,979	Healthcare Services Acquisition Corp., Class A Shares*	234,515
188,128	Iconic Sports Acquisition Corp.*	1,903,855
23,979	Ignyte Acquisition Corp.*(d)	234,515
111,117	Intelligent Medicine Acquisition Corp.*	1,124,504
51,527	Isleworth Healthcare Acquisition Corp.*	508,056
23,979	Itiquira Acquisition Corp., Class A Shares*	234,275
23,979	Jack Creek Investment Corp., Class A Shares*	234,515
47,500	LightJump Acquisition Corp.*	468,350
468,448	Mason Industrial Technology Inc., Class A Shares*	4,572,052
111,117	Mountain & Co. I Acquisition Corp.*	1,132,282
166,676	New Providence Acquisition Corp. II*(i)	1,676,761
6,091	Newcourt Acquisition Corp.*	61,458
23,979	North Atlantic Acquisition Corp., Class A Shares*	234,515
52,110	Oaktree Acquisition Corp. II, Class A Shares*	516,410
120,600	Omnichannel Acquisition Corp., Class A Shares*(i)	1,199,970

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
DIVERSIFIED - (continued)
SPACs - (continued)
21,725	OmniLit Acquisition Corp.*	$219,205
43,737	One Equity Partners Open Water I Corp., Class A Shares*	424,249
23,979	Oyster Enterprises Acquisition Corp., Class A Shares*	235,234
39,200	Peridot Acquisition Corp. II, Class A Shares*	383,376
4,417	Pontem Corp., Class A Shares*	43,287
12,783	PWP Forward Acquisition Corp. I, Class A Shares*	125,018
67,008	Pyrophyte Acquisition Corp.*	680,131
55,559	Rigel Resource Acquisition Corp.*(d)	560,590
49,915	RMG Acquisition Corp. III, Class A Shares*	488,668
38,349	Seven Oaks Acquisition Corp., Class A Shares*(i)	383,490
23,631	ShoulderUp Technology Acquisition Corp.*	238,437
23,979	Silver Crest Acquisition Corp., Class A Shares*	235,474
35,905	SportsMap Tech Acquisition Corp.*	362,640
65,340	Tailwind International Acquisition Corp., Class A Shares*	637,065
45,907	Tailwind Two Acquisition Corp., Class A Shares*	454,020
25,622	Tech & Energy Transition Corp., Class A Shares*	249,558
115,315	Tekkorp Digital Acquisition Corp., Class A Shares*	1,135,853
85,905	Tishman Speyer Innovation Corp. II, Class A Shares*	838,433
133,499	Trebia Acquisition Corp., Class A Shares*	1,324,310
155,274	Vector Acquisition Corp. II, Class A Shares*	1,529,449
17,748	Zanite Acquisition Corp., Class A Shares*	180,142
	Total SPACs	50,667,505
	TOTAL DIVERSIFIED	50,667,505
ENERGY - 0.0%
Oil & Gas Services - 0.0%
3,121	Superior Energy Services Inc.*(d)	129,522
FINANCIAL - 0.6%
Banks - 0.6%
262,512	Hambro Perks Asset Management Ltd., Class A Shares*	3,499,971
	TOTAL COMMON STOCKS
	(Cost - $52,970,275)	54,296,998
EXCHANGE TRADED FUND (ETF) - 6.1%
685,915	iShares Core 1-5 Year USD Bond
	(Cost - $34,976,851)	34,693,581
PREFERRED STOCK - 0.7%
FINANCIAL - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
142,531	Gladstone Land Corp., 5.000%
	(Cost - $3,563,275)	3,627,414
WARRANT - 0.0%
DIVERSIFIED - 0.0%
SPACs - 0.0%
2,568	DHB Capital Corp.*(d)
	(Cost - $198)	1,618
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $552,200,199)	545,696,260

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount	Security	Value
SHORT-TERM INVESTMENTS - 6.6%
TIME DEPOSITS - 5.5%
$2,645,391	Banco Bilbao Vizcaya Argentaria SA - Madrid, 0.005% due 12/1/21	$2,645,391
4,393,767	BNP Paribas - Paris, 0.005% due 12/1/21	4,393,767
24,250,424	Royal Bank of Canada - Toronto, 0.005% due 12/1/21	24,250,424
	TOTAL TIME DEPOSITS
	(Cost - $31,289,582)	31,289,582
U.S. GOVERNMENT OBLIGATION - 1.1%
6,550,000	U. S. Treasury Bill, 0.042% due 1/6/22(j)
	(Cost - $6,549,728)	6,549,728
	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $37,839,310)	37,839,310

Shares/Units
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.9%
MONEY MARKET FUND - 0.9%
4,985,560	Federated Government Obligations Fund, Premier Class, 0.025%(k)
	(Cost - $4,985,560)	$4,985,560
	TOTAL INVESTMENTS - 103.5%
	(Cost - $595,025,069)	588,521,130
	Liabilities in Excess of Other Assets - (3.5)%	(19,759,325)
	TOTAL NET ASSETS - 100.0%	$568,761,805

†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor's Rating Service, unless otherwise noted.
*	Non-income producing security.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2021, amounts to $212,501,265 and represents 37.36% of net assets.
(b)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2021.
(c)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(d)	Illiquid security. The aggregate value of illiquid holdings at November 30, 2021, amounts to $35,745,661 and represents 6.28% of net assets.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(f)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(g)	Interest only security.
(h)	Rating by Moody's Investors Service. All ratings are unaudited.
(i)	All or a portion of this security is on loan.
(j)	Rate shown represents yield-to-maturity.
(k)	Represents investment of collateral received from securities lending transactions.

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Abbreviations used in this schedule:
ABS	—	Asset-Based Security
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Index
EURIBOR	—	Euro Interbank Offered Rate
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
LP	—	Limited Partnership
NIBOR	—	Norwegian Interbank Offered Rate
PLC	—	Public Limited Company
SARL	—	Société à responsabilité limitée
SOFR	—	Secured Overnight Financing Rate
SPACs	—	Special Purpose Acquisition Companies
STIBOR	—	Stockholm Interbank Offered Rate

Summary of Investments by Security Type^
Corporate Bonds & Notes	50.2%
Senior Loans	15.8
Common Stocks	9.2
Exchange Traded Fund (ETF)	5.9
Asset-Backed Securities	5.5
Collateralized Mortgage Obligations	3.9
Municipal Bonds	0.7
Preferred Stock	0.6
Mortgage-Backed Securities	0.5
Sovereign Bonds	0.4
Warrant	0.0 *
Short-Term Investments	6.4
Money Market Fund	0.9
100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%.

At November 30, 2021, Destinations Low Duration Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation/(depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)	Unrealized Appreciation/ (Depreciation)
Contracts to Sell:
British Pound	2,625,120	BBH	$3,493,783	12/15/21	$–	$(890)	$(890)
Euro	27,255,000	BBH	30,931,240	12/15/21	330,518	–	330,518
Norwegian Krone	47,255,000	BBH	5,225,015	12/15/21	223,052	–	223,052
Swedish Krona	62,865,000	BBH	6,975,115	12/15/21	249,094	–	249,094
					$802,664	$(890)	$801,774
Net Unrealized Appreciation on Open Forward Foreign Currency Contracts					$802,664	$(890)	$801,774

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Low Duration Fixed Income Fund (concluded)

Counterparty Abbreviations used in this schedule:

BBH —  Brown Brothers Harriman & Co.

Currency Abbreviations used in this schedule:

EUR   —  Euro

NOK  — Norwegian Krone

SEK   —  Swedish Krona

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Global Fixed Income Opportunities Fund

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES - 64.4%
Australia - 0.2%
$1,300,000	QBE Insurance Group Ltd., Subordinated Notes, 6.750% (USD Swap Rate + 4.300%) due 12/2/44(a)@	$1,438,138
Bermuda - 0.6%
	Digicel Group Holdings Ltd.:
379,661	Senior Unsecured Notes, 8.000% due 4/1/25(b)(c)	359,926
63,641	Subordinated Notes, 7.000% (b)(c)(d)	55,527
484,000	Geopark Ltd., Company Guaranteed Notes, 6.500% due 9/21/24	492,112
2,905,000	Golar LNG Ltd., Senior Unsecured Notes, 7.000% due 10/20/25(c)	2,879,581
800,000	Inkia Energy Ltd., Senior Unsecured Notes, 5.875% due 11/9/27	813,008
	Total Bermuda	4,600,154
Brazil - 1.1%
2,500,000	Banco Bradesco SA, Senior Unsecured Notes, 2.850% due 1/27/23(c)	2,530,025
500,000	Banco BTG Pactual SA, Subordinated Notes, 7.750% (5-Year CMT Index + 5.257%) due 2/15/29(a)(c)	521,365
2,100,000	Banco do Brasil SA, Senior Unsecured Notes, 3.250% due 9/30/26(c)	2,037,000
4,100,000	Itau Unibanco Holding SA, Subordinated Notes, 3.875% (5-Year CMT Index + 3.446%) due 4/15/31(a)	3,878,600
	Total Brazil	8,966,990
British Virgin Islands - 0.4%
1,400,000	Central American Bottling Corp., Company Guaranteed Notes, 5.750% due 1/31/27	1,431,080
1,783,000	State Grid Overseas Investment 2013 Ltd., Company Guaranteed Notes, 3.125% due 5/22/23	1,839,701
	Total British Virgin Islands	3,270,781
Canada - 3.4%
6,765,260	Copper Mountain Mining Corp., Senior Secured Notes, 8.000% due 4/9/26(c)	7,083,791
750,000	Emera Inc., Junior Subordinated Notes, 6.750% (3-Month USD-LIBOR + 5.440%) due 6/15/76(a)	878,062
735,000	Enbridge Inc., Subordinated Notes, 5.750% (5-Year CMT Index + 5.314%) due 7/15/80(a)	813,314
2,600,000	GAC Holdco Inc., Senior Secured Notes, 12.000% due 8/15/25(c)(e)	2,827,500
1,000,000	MEGlobal Canada ULC, Company Guaranteed Notes, 5.000% due 5/18/25(c)	1,090,712
7,867,000	Rockpoint Gas Storage Canada Ltd., Senior Secured Notes, 7.000% due 3/31/23(c)	7,788,330
6,339,000	Tacora Resources Inc., Senior Secured Notes, 8.250% due 5/15/26(c)	6,291,458
130,000	Transcanada Trust, Company Guaranteed Notes, 5.500% (SOFRRATE + 4.416%) due 9/15/79(a)	137,800
	Total Canada	26,910,967
Cayman Islands - 4.4%
2,500,000	Alibaba Group Holding Ltd., Senior Unsecured Notes, 2.800% due 6/6/23	2,566,790
	Baidu Inc., Senior Unsecured Notes:
1,100,000	3.500% due 11/28/22	1,127,588
2,400,000	3.875% due 9/29/23	2,514,933
650,000	3.075% due 4/7/25	677,116
7,750,000	CK Hutchison International 21 Ltd., Company Guaranteed Notes, 1.500% due 4/15/26(c)	7,699,625
200,000	ENN Energy Holdings Ltd., Senior Unsecured Notes, 3.250% due 7/24/22	202,194
2,898,000	Grupo Aval Ltd., Company Guaranteed Notes, 4.750% due 9/26/22	2,955,960
4,500,000	HPHT Finance 19 Ltd., Company Guaranteed Notes, 2.875% due 11/5/24	4,678,875
299,526	Interoceanica IV Finance Ltd., Senior Secured Notes, zero coupon, due 11/30/25	276,633
204,847	Peru Enhanced Pass-Through Finance Ltd., Pass Thru Certificates, zero coupon, due 6/2/25	196,448
5,000,000	SA Global Sukuk Ltd., Senior Unsecured Notes, 1.602% due 6/17/26(c)	4,920,260

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†		Security	Value
Cayman Islands - 4.4% - (continued)
$973,000		Sable International Finance Ltd., Senior Secured Notes, 5.750% due 9/7/27	$994,202
2,732,201		SPARC EM SPC Panama Metro Line 2 SP, Senior Secured Notes, zero coupon, due 12/5/22(c)	2,698,076
		Tencent Holdings Ltd., Senior Unsecured Notes:
374,000		3.280% due 4/11/24	390,548
3,100,000		1.810% due 1/26/26(c)	3,104,178
		Total Cayman Islands	35,003,426
Chile - 3.9%
1,800,000		AES Andes SA, Junior Subordinated Notes, 7.125% (5-Year USD Swap Rate + 4.644%) due 3/26/79(a)(c)	1,797,552
3,400,000		Chile Electricity PEC SpA, Senior Secured Notes, zero coupon, due 1/25/28(c)	2,759,100
400,000		Colbun SA, Senior Unsecured Notes, 4.500% due 7/10/24	422,504
784,356		Empresa Electrica Angamos SA, Senior Secured Notes, 4.875% due 5/25/29	745,138
1,584,800		Empresa Electrica Cochrane SpA, Senior Secured Notes, 5.500% due 5/14/27	1,599,951
6,300,000		Enel Generacion Chile SA, Senior Unsecured Notes, 4.250% due 4/15/24	6,630,750
2,823,600		GNL Quintero SA, Senior Unsecured Notes, 4.634% due 7/31/29	2,982,456
1,524,000		Guacolda Energia SA, Senior Unsecured Notes, 4.560% due 4/30/25	653,430
5,135,000		Inversiones CMPC SA, Company Guaranteed Notes, 4.500% due 4/25/22	5,160,675
6,000,000		Telefonica Chile SA, Senior Unsecured Notes, 3.875% due 10/12/22	6,126,360
1,803,000		VTR Comunicaciones SpA, Senior Secured Notes, 5.125% due 1/15/28	1,838,970
		Total Chile	30,716,886
Colombia - 1.6%
400,000		Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes, 4.875% due 4/21/25	412,004
		Bancolombia SA, Subordinated Notes:
3,573,000		4.875% (5-Year CMT Index + 2.929%) due 10/18/27(a)	3,537,306
1,350,000		4.625% (5-Year CMT Index + 2.944%) due 12/18/29(a)	1,343,925
5,600,000		Ecopetrol SA, Senior Unsecured Notes, 5.875% due 9/18/23	5,933,200
1,450,000		Grupo de Inversiones Suramericana SA, Senior Unsecured Notes, 5.500% due 4/29/26	1,544,250
		Total Colombia	12,770,685
Denmark - 0.2%
1,000,000	EUR	Georg Jensen AS, Secured Notes, 6.000% (3Month EURIBOR + 6.000%) due 5/15/23(a)	1,126,616
500,000	EUR	SGL TransGroup International AS, 11.500% due 9/6/25	575,683
		Total Denmark	1,702,299
Dominican Republic - 0.1%
1,100,000		Banco deReservas de la Republica Dominicana, Subordinated Notes, 7.000% due 2/1/23	1,146,761
France - 0.3%
1,200,000		BNP Paribas SA, Junior Subordinated Notes, 6.625% (5-Year USD Swap Rate + 4.149%) (a)(c)(d)	1,277,400
575,000		Credit Agricole SA, Junior Subordinated Notes, 8.125% (5-Year USD Swap Rate + 6.185%) (a)(c)(d)	677,108
290,000		Societe Generale SA, Junior Subordinated Notes, 7.875% (5-Year USD Swap Rate + 4.979%) (a)(c)(d)	316,158
		Total France	2,270,666
Germany - 1.0%
800,000		Deutsche Bank AG, Junior Subordinated Notes, 6.000% (5-Year CMT Index + 4.524%) (a)(d)	812,968
2,640,000	EUR	LifeFit Group, Secured Notes, 7.500% (3-Month EURIBOR + 7.500%) due 7/26/23(a)	2,964,737

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†		Security	Value
Germany - 1.0% - (continued)
3,770,000	EUR	LR Global Holding GmbH, Senior Secured Notes, 7.250% (3-Month EURIBOR + 7.250%) due 2/3/25(a)	$4,417,994
		Total Germany	8,195,699
Hong Kong - 0.1%
500,000		State Grid Overseas Investment Ltd., Senior Unsecured Notes, 1.000% due 8/5/25	491,229
India - 1.0%
900,000		Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes, 3.375% due 7/24/24	930,767
1,500,000		Indian Oil Corp., Ltd., Senior Unsecured Notes, 5.750% due 8/1/23	1,604,726
1,300,000		ONGC Videsh Ltd., Company Guaranteed Notes, 3.750% due 5/7/23	1,342,311
		Reliance Industries Ltd., Senior Unsecured Notes:
3,150,000		5.400% due 2/14/22	3,177,216
500,000		4.125% due 1/28/25	536,830
		Total India	7,591,850
Indonesia - 0.4%
3,400,000		Pertamina Persero PT, Senior Unsecured Notes, 1.400% due 2/9/26	3,304,176
Italy - 1.2%
365,000		Intesa Sanpaolo SpA, Company Guaranteed Notes, 7.700% (5-Year USD Swap Rate + 5.462%) (a)(c)(d)	402,139
8,003,000	EUR	Linkem SpA, Senior Secured Notes, 6.000% (3-Month EURIBOR + 7.000%) due 8/9/22(a)(c)	9,078,112
245,000		UniCredit SpA, Junior Subordinated Notes, 8.000% (5-Year USD Swap Rate + 5.180%) (a)(d)@	262,762
		Total Italy	9,743,013
Jersey, Channel Islands - 0.9%
7,242,020		Galaxy Pipeline Assets Bidco Ltd., Senior Secured Notes, 1.750% due 9/30/27	7,270,632
Luxembourg - 0.2%
1,575,000		Millicom International Cellular SA, Senior Unsecured Notes, 5.125% due 1/15/28	1,618,313
Malaysia - 2.1%
1,250,000		Axiata SPV2 Bhd, Senior Unsecured Notes, 4.357% due 3/24/26	1,376,788
200,000		CIMB Bank Bhd, Senior Unsecured Notes, 3.263% due 3/15/22	201,358
1,200,000		Malaysia Sovereign Sukuk Bhd, Unsecured Notes, 3.043% due 4/22/25	1,269,246
		Petronas Capital Ltd., Company Guaranteed Notes:
2,700,000		3.125% due 3/18/22	2,718,549
3,600,000		3.500% due 3/18/25	3,831,417
6,700,000		TNB Global Ventures Capital Bhd, Senior Unsecured Notes, 3.244% due 10/19/26	7,045,653
		Total Malaysia	16,443,011
Mexico - 0.7%
2,500,000		Banco Mercantil del Norte SA, Junior Subordinated Notes, 6.875% (5-Year CMT Index + 5.035%) (a)(d)	2,515,650
		BBVA Bancomer SA, Subordinated Notes:
457,000		6.750% due 9/30/22	475,280
1,943,000		5.350% (5-Year CMT Index + 3.000%) due 11/12/29(a)	2,013,453
350,000		Fomento Economico Mexicano SAB de CV, Senior Unsecured Notes, 2.875% due 5/10/23	358,673
400,000		Grupo Bimbo SAB de CV, Company Guaranteed Notes, 4.500% due 1/25/22	402,156
		Total Mexico	5,765,212

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†		Security	Value
Multinational - 1.0%
$7,897,000		Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes, 6.750% due 10/1/26(c)	$8,232,622
Netherlands - 0.7%
1,410,000		AerCap Holdings NV, Company Guaranteed Notes, 5.875% (5-Year CMT Index + 4.535%) due 10/10/79(a)	1,445,095
628,000		Elastic NV, Senior Unsecured Notes, 4.125% due 7/15/29(c)	615,440
600,000		ING Groep NV, Junior Subordinated Notes, 5.750% (5-Year CMT Index + 4.342%) (a)(d)	640,128
3,200,000		Minejesa Capital BV, Senior Secured Notes, 4.625% due 8/10/30	3,288,000
		Total Netherlands	5,988,663
Norway - 2.0%
24,500,000	NOK	Aker Horizons Holding AS, Senior Unsecured Notes, 4.040% (3-Month NIBOR + 3.250%) due 8/15/25(a)	2,638,480
8,933,000	NOK	Duo BidCo AS, 5.350% (3-Month NIBOR + 5.350%) due 4/12/26(a)	999,015
10,000,000	NOK	Grieg Seafood ASA, Senior Unsecured Notes, 3.930% (3-Month NIBOR + 3.400%) due 6/25/25(a)(c)	1,097,495
3,034,090		Jacktel AS, Senior Secured Notes, 10.000% due 12/4/23(b)(c)	1,073,611
8,300,000	EUR	LINK Mobility Group Holding ASA, Senior Unsecured Notes, 3.375% due 12/15/25	9,132,652
1,050,000		Mime Petroleum AS, 10.250% due 11/10/26	1,010,734
		Total Norway	15,951,987
Panama - 0.7%
2,000,000		Banistmo SA, Senior Unsecured Notes, 3.650% due 9/19/22(c)	2,020,000
3,400,000		Multibank Inc., Senior Unsecured Notes, 4.375% due 11/9/22	3,462,373
		Total Panama	5,482,373
Paraguay - 0.1%
950,000		Banco Continental SAECA, Senior Unsecured Notes, 2.750% due 12/10/25(c)	927,447
Peru - 2.6%
		Banco de Credito del Peru, Subordinated Notes:
2,050,000		3.125% (5-Year CMT Index + 3.000%) due 7/1/30(a)	2,010,025
1,450,000		3.250% (5-Year CMT Index + 2.450%) due 9/30/31(a)	1,417,375
2,800,000		3.250% (5-Year CMT Index + 2.450%) due 9/30/31(a)(c)	2,737,000
2,700,000		Banco Internacional del Peru SAA Interbank, Subordinated Notes, 4.000% (1-Year CMT Index + 3.711%) due 7/8/30(a)	2,693,250
750,000		Camposol SA, Company Guaranteed Notes, 6.000% due 2/3/27	772,507
4,710,882		Fenix Power Peru SA, Senior Unsecured Notes, 4.317% due 9/20/27	4,811,036
2,449,000		Orazul Energy Egenor SCA, Company Guaranteed Notes, 5.625% due 4/28/27	2,430,657
750,000		Scotiabank Peru SAA, Subordinated Notes, 4.500% (3-Month USD-LIBOR + 3.856%) due 12/13/27(a)	764,070
3,050,000		Transportadora de Gas del Peru SA, Senior Unsecured Notes, 4.250% due 4/30/28	3,206,343
		Total Peru	20,842,263
Portugal – 0.0%
70,068		Invepar, zero coupon, due 12/30/28(e)(f)	–
Qatar - 0.8%
6,500,000		Qatar Energy, Senior Unsecured Notes, 1.375% due 9/12/26(c)	6,371,950
		Total Qatar	6,371,950
Saudi Arabia - 0.1%
		Saudi Arabian Oil Co., Senior Unsecured Notes:
500,000		2.750% due 4/16/22	503,905
300,000		1.250% due 11/24/23(c)	300,220
		Total Saudi Arabia	804,125

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†		Security	Value
Singapore - 5.5%
		DBS Group Holdings Ltd.:
		Senior Unsecured Notes:
$500,000		2.850% due 4/16/22	$503,775
600,000		1.169% due 11/22/24(c)	602,075
		Subordinated Notes:
500,000		4.520% (5-Year USD 1100 Run ICE Swap Rate + 1.590%) due 12/11/28(a)	531,929
6,000,000		1.822% (5-Year CMT Index + 1.100%) due 3/10/31(a)	5,956,980
5,190,000		ONGC Videsh Vankorneft Pte Ltd., Company Guaranteed Notes, 2.875% due 1/27/22	5,202,197
2,500,000		Oversea-Chinese Banking Corp., Ltd., Subordinated Notes, 1.832% (5-Year CMT Index + 1.580%) due 9/10/30(a)(c)	2,481,500
		Oversea-Chinese Banking Corp., Ltd., Subordinated Notes:
200,000		4.250% due 6/19/24	214,040
4,400,000		1.832% (5-Year CMT Index + 1.580%) due 9/10/30(a)	4,367,440
1,150,000		PSA Treasury Pte Ltd., Company Guaranteed Notes, 2.500% due 4/12/26	1,195,758
		SingTel Group Treasury Pte Ltd., Company Guaranteed Notes:
1,200,000		3.250% due 6/30/25	1,273,452
6,500,000		2.375% due 10/3/26	6,765,330
3,000,000		SP PowerAssets Ltd., Senior Unsecured Notes, 2.700% due 9/14/22	3,046,110
4,000,000		Temasek Financial I Ltd., Company Guaranteed Notes, 2.375% due 1/23/23	4,072,680
		United Overseas Bank Ltd., Subordinated Notes:
2,300,000		3.750% (5-Year CMT Index + 1.500%) due 4/15/29(a)	2,421,486
5,000,000		1.750% (5-Year CMT Index + 1.520%) due 3/16/31(a)	4,956,750
		Total Singapore	43,591,502
South Korea - 3.9%
4,900,000		Korea East-West Power Co., Ltd., Senior Unsecured Notes, 1.750% due 5/6/25(c)	4,954,243
4,800,000		Korea Southern Power Co., Ltd., Senior Unsecured Notes, 0.750% due 1/27/26(c)	4,648,992
		KT Corp., Senior Unsecured Notes:
7,300,000		1.000% due 9/1/25	7,189,770
400,000		2.500% due 7/18/26	415,339
3,900,000		LG Chem Ltd., Senior Unsecured Notes, 3.250% due 10/15/24	4,131,426
4,000,000		NongHyup Bank, Senior Unsecured Notes, 1.250% due 7/20/25(c)	3,965,392
		POSCO, Senior Unsecured Notes:
2,000,000		2.375% due 11/12/22	2,028,588
3,044,000		2.375% due 1/17/23	3,089,752
700,000		2.750% due 7/15/24	725,991
		Total South Korea	31,149,493
Spain - 0.1%
200,000		Banco Bilbao Vizcaya Argentaria SA, Junior Subordinated Notes, 6.500% (5-Year CMT Index + 5.192%) (a)(d)	209,750
400,000		Banco Santander SA, Junior Subordinated Notes, 4.750% (5-Year CMT Index + 3.753%) (a)(d)	401,000
		Total Spain	610,750
Sweden - 0.2%
12,500,000	SEK	Impala Group PLC, 9.000% due 10/20/24(a)	1,389,759
3,750,000	SEK	VNV Global AB, Senior Secured Notes, 5.750% due 10/4/22	422,667
		Total Sweden	1,812,426
Switzerland - 0.4%
1,365,000		Credit Suisse Group AG, Junior Subordinated Notes, 6.375% (5-Year CMT Index + 4.822%) (a)(c)(d)	1,452,019
1,400,000		UBS Group AG, Junior Subordinated Notes, 6.875% (5-Year USD Swap Rate + 4.590%) (a)(d)@	1,549,825
		Total Switzerland	3,001,844

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
Thailand - 0.2%
$1,800,000	Bangkok Bank PCL, Senior Unsecured Notes, 3.875% due 9/27/22	$1,842,804
United Kingdom - 0.9%
	Barclays PLC, Junior Subordinated Notes:
200,000	4.375% (5-Year CMT Index + 3.410%) (a)(d)	191,868
1,325,000	7.750% (5-Year USD Swap Rate + 4.842%) (a)(d)	1,421,063
	HSBC Holdings PLC, Junior Subordinated Notes:
430,000	6.000% (5-Year USD 1100 Run ICE Swap Rate + 3.746%) (a)(d)	455,800
400,000	6.375% (5-Year USD 1100 Run ICE Swap Rate + 4.368%) (a)(d)	429,960
1,480,000	Lloyds Banking Group PLC, Junior Subordinated Notes, 7.500% (5-Year USD Swap Rate + 4.496%) (a)(d)	1,681,636
800,000	NatWest Group PLC, Junior Subordinated Notes, 6.000% (5-Year CMT Index + 5.625%) (a)(d)	868,584
	Standard Chartered PLC, Junior Subordinated Notes:
335,000	4.300% (5-Year CMT Index + 3.135%) (a)(c)(d)	316,357
440,000	6.000% (5-Year CMT Index + 5.661%) (a)(c)(d)	471,350
	Vedanta Resources Ltd., Senior Unsecured Notes:
800,000	7.125% due 5/31/23	760,000
200,000	6.125% due 8/9/24	172,000
	Vodafone Group PLC:
245,000	Junior Subordinated Notes, 7.000% (5-Year USD Swap Rate + 4.873%) due 4/4/79(a)	294,921
180,000	Subordinated Notes, 4.125% (5-Year CMT Index + 2.767%) due 6/4/81(a)	177,577
	Total United Kingdom	7,241,116
United States - 21.4%
8,762,000	99 Escrow Issuer Inc., Senior Secured Notes, 7.500% due 1/15/26(c)	7,470,481
845,000	Ally Financial Inc., Junior Subordinated Notes, 4.700% (5-Year CMT Index + 3.868%) (a)(d)	866,156
250,000	American AgCredit Corp., Junior Subordinated Notes, 5.250% (5-Year CMT Index + 4.500%) (a)(c)(d)	255,000
160,000	American Electric Power Co., Inc., Junior Subordinated Notes, 3.875% (5-Year CMT Index + 2.675%) due 2/15/62(a)	159,510
345,000	American Express Co., Junior Subordinated Notes, 3.550% (5-Year CMT Index + 2.854%) (a)(d)	340,687
395,000	American International Group Inc., Junior Subordinated Notes, 5.750% (3-Month USD-LIBOR + 2.868%) due 4/1/48(a)	446,374
3,165,649	Anagram International Inc./Anagram Holdings LLC, Senior Secured Notes, 15.000% due 8/15/25(b)(c)	3,569,269
1,100,000	Assurant Inc., Subordinated Notes, 7.000% (3-Month USD-LIBOR + 4.135%) due 3/27/48(a)	1,259,830
969,000	Assured Guaranty Municipal Holdings Inc., Company Guaranteed Notes, 6.400% (1-Month USD-LIBOR + 2.215%) due 12/15/66(a)(c)	1,062,057
1,350,000	Bank of America Corp., Junior Subordinated Notes, 6.300% (3-Month USD-LIBOR + 4.553%) (a)(d)	1,515,645
200,000	Bank of New York Mellon Corp., Junior Subordinated Notes, 4.700% (5-Year CMT Index + 4.358%) (a)(d)	210,606
9,959,000	Brazos Electric Power Cooperative Inc., 0.000%, (d)(e)	8,963,100
133,000	Briggs & Stratton Corp., Senior Unsecured Notes, zero coupon, due 12/15/20(e)(g)	9,310
9,400,000	BuzzFeed Inc., 7.000% due 9/30/26(e)	9,400,000
630,000	Capital Farm Credit ACA, Junior Subordinated Notes, 5.000% (5-Year CMT Index + 4.523%) (a)(c)(d)	639,450
235,000	Capital One Financial Corp., Junior Subordinated Notes, 3.950% (5-Year CMT Index + 3.157%) (a)(d)	230,594
600,000	CenterPoint Energy Inc., Junior Subordinated Notes, 6.125% (3-Month USD-LIBOR + 3.270%) (a)(d)	625,410

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
United States - 21.4% - (continued)
	Charles Schwab Corp., Junior Subordinated Notes:
$210,000	4.000% (5-Year CMT Index + 3.168%) (a)(d)	$209,213
435,000	5.375% (5-Year CMT Index + 4.971%) (a)(d)	470,496
4,737,000	Chobani LLC/Chobani Finance Corp. Inc., Company Guaranteed Notes, 7.500% due 4/15/25(c)	4,896,874
260,000	CIT Group Inc., Junior Subordinated Notes, 5.800% (3-Month USD-LIBOR + 3.972%) (a)(d)	263,250
	Citigroup Inc., Junior Subordinated Notes:
140,000	4.150% (5-Year CMT Index + 3.000%) (a)(d)	137,812
345,000	5.000% (SOFRRATE + 3.813%) (a)(d)	351,900
2,039,000	5.950% (3-Month USD-LIBOR + 3.905%) (a)(d)	2,168,375
	Citizens Financial Group Inc., Junior Subordinated Notes:
155,000	4.000% (5-Year CMT Index + 3.215%) (a)(d)	152,675
100,000	6.375% (3-Month USD-LIBOR + 3.157%) (a)(d)	103,750
65,000	CMS Energy Corp., Junior Subordinated Notes, 4.750% (5-Year CMT Index + 4.116%) due 6/1/50(a)	71,419
1,075,000	CoBank ACB, Junior Subordinated Notes, 6.250% (3-Month USD-LIBOR + 4.660%) (a)(d)	1,182,500
650,000	Compeer Financial ACA, Junior Subordinated Notes, 4.875% (5-Year CMT Index + 4.095%) (a)(c)(d)(e)	653,250
510,000	Dairy Farmers of America Inc., Junior Subordinated Notes, 7.125% (c)(d)	515,100
3,891,000	Diamond Sports Group LLC/Diamond Sports Finance Co., Senior Secured Notes, 12.750% due 12/1/26(c)	1,916,317
5,224,000	Diebold Nixdorf Inc., Company Guaranteed Notes, 8.500% due 4/15/24	5,156,506
390,000	Discover Financial Services, Junior Subordinated Notes, 6.125% (5-Year CMT Index + 5.783%) (a)(d)	429,312
	Edison International, Junior Subordinated Notes:
90,000	5.000% (5-Year CMT Index + 3.901%) (a)(d)	90,180
425,000	5.375% (5-Year CMT Index + 4.698%) (a)(d)	437,219
280,000	Energy Transfer LP, Junior Subordinated Notes, 6.500% (5-Year CMT Index + 5.694%) (a)(d)	286,300
615,000	Equitable Holdings Inc., Junior Subordinated Notes, 4.950% (5-Year CMT Index + 4.736%) (a)(d)	641,506
610,000	Fifth Third Bancorp, Junior Subordinated Notes, 4.500% (5-Year CMT Index + 4.215%) (a)(d)	646,600
6,042,000	Fresh Market Inc., Senior Secured Notes, 9.750% due 5/1/23(c)	6,200,602
3,164,000	FXI Holdings Inc., Senior Secured Notes, 12.250% due 11/15/26(c)	3,541,592
800,000	General Electric Co., Junior Subordinated Notes, 3.446% (3-Month USD-LIBOR + 3.330%) (a)(d)	782,720
	General Motors Financial Co., Inc., Junior Subordinated Notes:
280,000	5.700% (5-Year CMT Index + 4.997%) (a)(d)	316,400
960,000	5.750% (3-Month USD-LIBOR + 3.598%) (a)(d)	1,024,560
1,489,000	Getty Images Inc., Senior Unsecured Notes, 9.750% due 3/1/27(c)	1,567,872
	Goldman Sachs Group Inc., Junior Subordinated Notes:
115,000	4.125% (5-Year CMT Index + 2.949%) (a)(d)	113,677
650,000	5.300% (3-Month USD-LIBOR + 3.834%) (a)(d)	702,000
959,000	5.500% (5-Year CMT Index + 3.623%) (a)(d)	1,014,143
7,712,715	Hawaiian Airlines Class A Pass-Through Certificates, Pass Thru Certificates, 3.900% due 1/15/26	7,648,056
593,680	Hawaiian Airlines Class B Pass-Through Certificates, Pass Thru Certificates, 4.950% due 1/15/22	594,192
1,062,000	Hercules Achievement Inc./Varsity Brands Holding Co., Inc., Senior Secured Notes, 9.000% (3-Month USD-LIBOR + 8.000%) due 12/22/24(a)(c)	1,058,018

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
United States - 21.4% - (continued)
$1,120,000	Huntington Bancshares Inc., Junior Subordinated Notes, 5.625% (5-Year CMT Index + 4.945%) (a)(d)	$1,274,000
5,251,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., Company Guaranteed Notes, 5.250% due 5/15/27	5,326,194
8,988,000	IEA Energy Services LLC, Company Guaranteed Notes, 6.625% due 8/15/29(c)	8,718,360
250,000	ILFC E-Capital Trust II, Limited Guaranteed Notes, 3.710% due 12/21/65(a)(c)	217,500
10,447,000	INNOVATE Corp., Senior Secured Notes, 8.500% due 2/1/26(c)	10,447,000
	JPMorgan Chase & Co., Junior Subordinated Notes:
635,000	3.650% (5-Year CMT Index + 2.850%) (a)(d)	623,094
1,015,000	5.000% (SOFRRATE + 3.380%) (a)(d)	1,035,300
720,000	6.750% (3-Month USD-LIBOR + 3.780%) (a)(d)	773,100
475,000	KeyCorp, Junior Subordinated Notes, 5.000% (3-Month USD-LIBOR + 3.606%) (a)(d)	512,406
1,655,000	Land O' Lakes Inc., Junior Subordinated Notes, 7.250% (c)(d)	1,779,125
	M&T Bank Corp., Junior Subordinated Notes:
170,000	3.500% (5-Year CMT Index + 2.679%) (a)(d)	164,007
500,000	5.125% (3-Month USD-LIBOR + 3.520%) (a)(d)	543,981
855,000	Markel Corp., Junior Subordinated Notes, 6.000% (5-Year CMT Index + 5.662%) (a)(d)	925,538
	Martin Midstream Partners LP/Martin Midstream Finance Corp., Secured Notes:
7,118,576	10.000% due 2/29/24(c)	7,278,745
3,594,055	11.500% due 2/28/25(c)	3,737,817
825,000	MetLife Inc., Junior Subordinated Notes, 5.875% (3-Month USD-LIBOR + 2.959%) (a)(d)	950,426
7,289,000	MicroStrategy Inc., Senior Secured Notes, 6.125% due 6/15/28(c)	7,307,223
85,000	NiSource Inc., Junior Subordinated Notes, 5.650% (5-Year CMT Index + 2.843%) (a)(d)	87,338
1,366,000	NortonLifeLock Inc., Senior Unsecured Notes, 5.000% due 4/15/25(c)	1,379,660
195,000	PartnerRe Finance B LLC, Company Guaranteed Notes, 4.500% (5-Year CMT Index + 3.815%) due 10/1/50(a)	210,133
2,636,000	PBF Logistics LP/PBF Logistics Finance Corp., Company Guaranteed Notes, 6.875% due 5/15/23	2,477,840
	PNC Financial Services Group Inc., Junior Subordinated Notes:
150,000	3.400% (5-Year CMT Index + 2.595%) (a)(d)	144,660
717,000	5.000% (3-Month USD-LIBOR + 3.300%) (a)(d)	768,928
480,000	Provident Financing Trust I, Limited Guaranteed Notes, 7.405% due 3/15/38	576,600
1,150,000	Regions Financial Corp., Junior Subordinated Notes, 5.750% (5-Year CMT Index + 5.430%) (a)(d)	1,247,750
	SBL Holdings Inc., Junior Subordinated Notes:
195,000	6.500% (5-Year CMT Index + 5.620%) (a)(c)(d)	189,638
845,000	7.000% (5-Year CMT Index + 5.580%) (a)(c)(d)	847,112
	Sempra Energy, Junior Subordinated Notes:
410,000	4.875% (5-Year CMT Index + 4.550%) (a)(d)	433,575
230,000	4.125% (5-Year CMT Index + 2.868%) due 4/1/52(a)	227,442
2,334,000	SmileDirectClub Inc., Senior Unsecured Notes, zero coupon, due 2/1/26(c)	982,827
595,000	Southern Co., Junior Subordinated Notes, 4.000% (5-Year CMT Index + 3.733%) due 1/15/51(a)	604,669
6,685,000	StoneX Group Inc., Senior Secured Notes, 8.625% due 6/15/25(c)	7,052,675
1,156,000	StorCentric Inc., Senior Secured Notes, 5.875% due 2/19/23(c)(e)	1,156,000
3,057,000	Surgery Center Holdings Inc., Company Guaranteed Notes, 6.750% due 7/1/25(c)	3,083,779
	SVB Financial Group, Junior Subordinated Notes:
240,000	4.000% (5-Year CMT Index + 3.202%) (a)(d)	238,992
355,000	4.100% (5-Year CMT Index + 3.064%) (a)(d)	347,013
60,000	4.700% (5-Year CMT Index + 3.064%) (a)(d)	60,225
1,933,000	Tilray Inc., Senior Unsecured Notes, 5.000% due 10/1/23	1,890,716
	Truist Financial Corp., Junior Subordinated Notes:
1,640,000	4.800% (5-Year CMT Index + 3.003%) (a)(d)	1,686,822
190,000	5.100% (5-Year CMT Index + 4.349%) (a)(d)	211,755

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
United States - 21.4% - (continued)
$8,201,000	UpHealth Inc., Senior Unsecured Notes, 6.250% due 6/15/26(c)	$7,097,996
770,000	Voya Financial Inc., Junior Subordinated Notes, 6.125% (5-Year CMT Index + 3.358%) (a)(d)	812,350
	Wells Fargo & Co., Junior Subordinated Notes:
950,000	3.900% (5-Year CMT Index + 3.453%) (a)(d)	955,700
1,505,000	5.900% (3-Month USD-LIBOR + 3.110%) (a)(d)	1,568,248
	Total United States	170,322,124
	TOTAL CORPORATE BONDS & NOTES
	(Cost - 515,683,307)	513,394,377
SOVEREIGN BONDS - 9.2%
Brazil - 0.9%
6,850,000	Brazilian Government International Bond, 2.875% due 6/6/25	6,848,150
Chile - 0.2%
1,600,000	Chile Government International Bond, 3.125% due 1/21/26	1,681,328
Colombia - 1.0%
	Colombia Government International Bond:
3,200,000	2.625% due 3/15/23	3,223,104
4,900,000	4.500% due 1/28/26	5,103,007
	Total Colombia	8,326,111
Indonesia - 1.2%
2,200,000	Indonesia Government International Bond, 2.950% due 1/11/23	2,249,349
	Perusahaan Penerbit SBSN Indonesia III:
1,000,000	3.400% due 3/29/22	1,007,460
3,018,000	3.300% due 11/21/22	3,092,997
1,321,000	3.750% due 3/1/23	1,368,451
1,750,000	2.300% due 6/23/25	1,802,605
	Total Indonesia	9,520,862
Panama - 0.7%
	Panama Government International Bond:
1,760,000	4.000% due 9/22/24	1,863,875
3,500,000	3.750% due 3/16/25	3,695,475
	Total Panama	5,559,350
Peru - 1.1%
1,815,000	Corporation Financiera de Desarrollo SA, 5.250% due 7/15/29	1,864,913
6,900,000	Peruvian Government International Bond, 2.392% due 1/23/26	7,002,396
	Total Peru	8,867,309
Qatar - 0.8%
	Qatar Government International Bond:
900,000	4.500% due 1/20/22	904,713
5,200,000	3.250% due 6/2/26	5,537,230
	Total Qatar	6,441,943
Saudi Arabia - 0.8%
	Saudi Government International Bond:
3,000,000	2.875% due 3/4/23	3,078,018
3,100,000	3.250% due 10/26/26	3,301,624
	Total Saudi Arabia	6,379,642
South Korea - 2.1%
	Korea Development Bank:
2,150,000	1.250% due 6/3/25	2,151,168
2,000,000	0.800% due 4/27/26	1,952,460
200,000	1.000% due 9/9/26	196,082

Schedules of Investments

November 30, 2021 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
South Korea - 2.1% - (continued)
$7,200,000	Korea Electric Power Corp., 1.125% due 6/15/25(c)	$7,132,824
5,100,000	Korea Hydro & Nuclear Power Co., Ltd., 1.250% due 4/27/26(c)	5,038,217
	Total South Korea	16,470,751
United Arab Emirates - 0.4%
	Abu Dhabi Government International Bond:
2,000,000	0.750% due 9/2/23(c)	1,995,036
1,600,000	2.500% due 4/16/25(c)	1,659,558
	Total United Arab Emirates	3,654,594
	TOTAL SOVEREIGN BONDS
	(Cost - $74,520,646)	73,750,040
SENIOR LOANS - 7.6%(a)
421,554	ABB/Con-Cise Optical Group LLC, 0.060% (3-Month USD-LIBOR + 5.000%) due 6/15/23	405,640
1,976,173	Elevate Textiles Inc., 5.131% (USD-LIBOR + 5.000%) due 5/1/24	1,812,072
6,606,639	First Brands Group, LLC, 0.095% (3-Month USD-LIBOR + 8.500%) due 3/30/28	6,656,189
798,000	GemmaCert Ltd., 0.000% (1-Month USD-LIBOR) due 5/19/24(e)(f)	798,000
4,828,763	Golden Nugget Online Gaming Inc., 0.130% (USD-LIBOR + 12.000%) due 10/4/23	5,118,489
5,200,000	Inotiv Inc., 0.000% due 9/22/26(e)	5,096,000
11,217,349	JZ Capital Partners Ltd., 0.120% (USD-LIBOR + 11.000%) due 10/8/25(e)(f)	11,217,349
4,550,275	Lealand Finance Company BV, 0.000% (USD-LIBOR + 1.000%) due 6/30/25	1,953,797
14,820,826	Mallinckrodt International Finance SA, due 2/28/22(h)	14,433,854
4,985,386	Pixelle Specialty Solutions, LLC, 0.075% (USD-LIBOR + 6.500%) due 10/31/24	4,955,125
1,117,000	QuarterNorth Energy Holding Inc., 9.000% due 8/27/26	1,117,000
2,044,106	RA Acquisition Purchaser LLC, 0.110% (USD-LIBOR + 10.000%) due 5/31/23(f)	2,044,106
5,314,000	Rising Tide Holdings Inc., 0.090% (1-Month USD-LIBOR + 8.250%) due 6/1/29	5,247,575
	TOTAL SENIOR LOANS
	(Cost - $63,095,715)	60,855,196
ASSET-BACKED SECURITIES - 0.2%
599,104	Lendingpoint 2021-A Asset Securitization Trust, Series 2021-A, Class A, 1.000% due 12/15/28 (c)	597,879
	Mission Lane Credit Card Master Trust:
567,000	Series 2021-A, Class A, 1.590% due 9/15/26 (c)	563,986
100,000	Series 2021-A, Class B, 2.240% due 9/15/26 (c)	99,670
	TOTAL ASSET-BACKED SECURITIES
	(Cost - $1,266,034)	1,261,535

Shares/Units

COMMON STOCKS - 10.7%
Canada - 0.3%
44,400	Barrick Gold Corp.	843,156
158,308	BGP Acquisition Corp., Class A Shares*(e)	1,484,929
21,182	Frontera Energy Corp.*	113,536
	Total Canada	2,441,621
Cayman Islands - 0.0%
14,745	Finnovate Acquisition Corp.*	150,252
India - 0.1%
118,608	ReNew Energy Global PLC, Class A Shares*(i)	912,096
Israel - 0.7%
760,233	Intercure Ltd.*	5,952,624
United States - 9.6%
41,026	Alpine Income Property Trust Inc.	734,365
56,601	AltEnergy Acquisition Corp.*	571,670

Schedules of Investments

November 30, 2021 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Shares/Units	Security	Value
United States - 9.6% - (continued)
42,449	Anzu Special Acquisition Corp. I, Class A Shares*	$413,453
230,700	Appvion Inc.*(e)(f)	4,614,000
241,887	Atlantic Avenue Acquisition Corp., Class A Shares*	2,387,425
7,000	AxonPrime Infrastructure Acquisition Corp.*(e)(f)	–
250,500	Berenson Acquisition Corp. I*(f)	2,268,354
28,992	Bite Acquisition Corp.*	282,962
23,741	bleuacacia Ltd.*	239,072
341,248	Carney Technology Acquisition Corp. II, Class A Shares*	3,354,468
91,599	Cartesian Growth Corp., Class A Shares*	910,494
99,974	Cascade Acquisition Corp., Class A Shares*	998,240
54,430	CF Acquisition Corp. IV, Class A Shares*	533,414
48,740	CF Acquisition Corp. VI, Class A Shares*	476,190
40,214	Chain Bridge I*	404,955
15,782	Churchill Capital Corp. V, Class A Shares*	155,453
49,965	Clarim Acquisition Corp., Class A Shares*(e)	489,657
30,718	Cohn Robbins Holdings Corp., Class A Shares*	303,494
47,614	Concord Acquisition Corp. III*	485,663
496	Crestwood Equity Partners LP	12,678
25,869	CTO Realty Growth Inc.	1,420,725
7,769	DHB Capital Corp., Class A Shares*(e)	75,359
74,156	Disruptive Acquisition Corp. I, Class A Shares*(e)	720,055
32,950	DP Capital Acquisition Corp. I*	332,136
51,535	DPCM Capital Inc., Class A Shares*(i)	509,166
12,195	EJF Acquisition Corp., Class A Shares*	121,462
24,408	Empowerment & Inclusion Capital I Corp., Class A Shares*	239,442
352	Energy Harbor Corp.*	17,600
31,420	Enterprise 4.0 Technology Acquisition Corp.*	318,127
69,779	Equity Distribution Acquisition Corp., Class A Shares*	685,928
50,925	Executive Network Partnering Corp., Class A Shares*	501,102
56,078	Forum Merger IV Corp., Class A Shares*	549,004
63,129	G Squared Ascend II Inc., Class A Shares*(e)	618,664
24,090	G&P Acquisition Corp., Class A Shares*	238,250
116,398	Galata Acquisition Corp., Class A Shares*	1,121,844
169,810	Global Consumer Acquisition Corp.*	1,689,609
33,614	Global Partner Acquisition Corp. II, Class A Shares*	327,905
86,133	Golden Falcon Acquisition Corp., Class A Shares*	845,826
58,863	Hamilton Lane Alliance Holdings I Inc., Class A Shares*	575,680
15,976	Infinite Acquisition Corp.*	161,358
60,053	Isleworth Healthcare Acquisition Corp.*	592,123
92,622	Juniper II Corp.*	938,261
62,712	KINS Technology Group Inc., Class A Shares*(i)	625,866
61,669	KORE Group Holdings Inc.*(i)	444,017
18,015	Latch Inc.*	149,164
414,933	Live Oak Acquisition Corp. II, Class A Shares*(e)(f)	8,136,836
14,762	LMF Acquisition Opportunities Inc., Class A Shares*	148,506
18,600	Magellan Midstream Partners LP	862,668
3,221	MarketWise Inc.*	22,966
534,907	Mason Industrial Technology Inc., Class A Shares*	5,220,692
17,046	Noble Rock Acquisition Corp., Class A Shares*	166,369
46,130	Oaktree Acquisition Corp. II, Class A Shares*	457,148
455,000	Omnichannel Acquisition Corp., Class A Shares*(i)	4,527,250
18,828	OmniLit Acquisition Corp.*	189,974
50,040	One Equity Partners Open Water I Corp., Class A Shares*	485,388
35,964	Parabellum Acquisition Corp.*(f)	–

Schedules of Investments

November 30, 2021 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Shares/Units	Security	Value
United States - 9.6% - (continued)
45,730	Peridot Acquisition Corp. II, Class A Shares*	$447,239
4,986	Pontem Corp., Class A Shares*	48,863
14,913	PWP Forward Acquisition Corp. I, Class A Shares*	145,849
52	Real Alloy Holding Inc.*(e)(f)	2,341,800
115,234	Redwire Corp.*(i)	1,022,126
621,485	Rescap Liquidating Trust*(e)	403,965
47,352	RMG Acquisition Corp. III, Class A Shares*	463,576
39,229	Rocket Lab USA Inc.*	622,172
9,458	RXR Acquisition Corp., Class A Shares*	92,310
64,623	SDCL EDGE Acquisition Corp.*	646,230
95,059	Seaport Global Acquisition II Corp.*	956,294
44,738	Seven Oaks Acquisition Corp., Class A Shares*	447,380
20,481	ShoulderUp Technology Acquisition Corp.*	206,653
31,420	SportsMap Tech Acquisition Corp.*	317,342
74,306	Stratim Cloud Acquisition Corp.*(e)	721,511
75,654	Superior Energy Services Inc.*(e)	3,139,641
76,153	Tailwind International Acquisition Corp., Class A Shares*	742,492
53,311	Tailwind Two Acquisition Corp., Class A Shares*	527,246
29,889	Tech & Energy Transition Corp., Class A Shares*	291,119
138,239	Tekkorp Digital Acquisition Corp., Class A Shares*	1,361,654
63,905	TG Venture Acquisition Corp.*	658,861
81,494	Tishman Speyer Innovation Corp. II, Class A Shares*	795,381
175,733	Trine II Acquisition Corp.*	1,773,146
372,905	Vector Acquisition Corp. II, Class A Shares*	3,673,114
33,300	View Inc.*(i)	140,526
38,605	VMG Consumer Acquisition Corp.*	391,455
12,801	Zanite Acquisition Corp., Class A Shares*	129,930
	Total United States	76,180,352
	TOTAL COMMON STOCKS
	(Cost - $78,199,571)	85,636,945
PREFERRED STOCKS - 3.7%
Bermuda - 0.2%
25,926	Aspen Insurance Holdings Ltd., 5.625%(d)	687,558
24,704	Athene Holding Ltd., 6.375% (5-Year CMT Index + 5.970%)(a)(d)	686,524
20,038	Enstar Group Ltd., 7.000% (3-Month USD-LIBOR + 4.015%)(a)(d)	571,283
	Total Bermuda	1,945,365
United Kingdom - 0.5%
154,422	Argo Blockchain PLC, 8.750% due 11/30/26*	3,744,733
United States - 3.0%
13,299	Air Lease Corp., 6.150% (3-Month USD-LIBOR + 3.650%)(a)(d)	346,838
31,620	American Equity Investment Life Holding Co., 6.625% (5-Year CMT Index + 6.297%)(a)(d)	869,234
5,450	AT&T Inc., 4.750%(d)	137,558
5,520	Bank of America Corp., 4.375%(d)	136,730
3,290	CoBank ACB, 6.250% (3-Month USD-LIBOR + 4.557%)(a)(d)	340,515
45,097	CTO Realty Growth Inc., 6.375%(d)	1,183,796
1,000	Dairy Farmers of America Inc., 7.875%(c)(d)(e)	101,000
35,800	Delphi Financial Group Inc., 3.361% (3-Month USD-LIBOR + 3.190%) due 5/15/37(a)	857,410
2,600	Energy Transfer LP, 7.600% (3-Month USD-LIBOR + 5.161%)(a)(d)	62,686
11,970	Farm Credit Bank of Texas, 6.750% (3-Month USD-LIBOR + 4.010%)(a)(c)(d)	1,250,865
62,996	Federal Home Loan Mortgage Corp., 5.100%*(d)	277,182
57,977	Federal National Mortgage Association, 8.250%*(a)(d)	226,110
213,039	Fossil Group Inc., 7.000% due 11/30/26*	5,360,061
32,699	Gladstone Commercial Corp., 6.000%(d)	882,546

Schedules of Investments

November 30, 2021 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Shares/Units	Security	Value
United States - 3.0% - (continued)
144,897	Gladstone Land Corp., 5.000% due 1/31/26	$3,687,629
62,769	Monmouth Real Estate Investment Corp., 6.125%(d)	1,569,853
59,120	Morgan Stanley, 5.850% (3-Month USD-LIBOR + 3.491%)(a)(d)	1,686,102
15,933	New York Community Bancorp Inc., 6.375% (3-Month USD-LIBOR + 3.821%)(a)(d)	444,212
142,826	NGL Energy Partners LP, 9.000% (3-Month USD-LIBOR + 7.213%)(a)(d)	2,023,844
49,161	NuStar Energy LP, 7.625% (3-Month USD-LIBOR + 5.643%)(a)(d)	1,074,660
6,165	Synchrony Financial, 5.625%(d)	162,140
5,388	Synovus Financial Corp., 5.875% (5-Year CMT Index + 4.127%)(a)(d)	142,944
16,234	WESCO International Inc., 10.625% (5-Year CMT Index + 10.325%)(a)(d)	492,053
3,240	Western Alliance Bancorp, 4.250% (5-Year CMT Index + 3.452%)*(a)(d)	83,916
6,536	Wintrust Financial Corp., 6.875% (5-Year CMT Index + 6.507%)(a)(d)	182,158
	Total United States	23,582,042
	TOTAL PREFERRED STOCKS
	(Cost - $28,706,739)	29,272,140
EXCHANGE TRADED FUNDS (ETFs) - 3.4%
United States - 3.4%
32,300	Defiance NextGen SPAC Derived*	762,280
306,466	iShares iBoxx High Yield Corporate Bond(i)	26,245,748
	Total United States	27,008,028
	TOTAL EXCHANGE TRADED FUNDS (ETFs)
	(Cost - $27,292,461)	27,008,028
WARRANTS - 0.1%
Bermuda - 0.0%
558,670	McDermott International Ltd.*(e)	5,587
502,803	WT PUR COM*(e)	5,028
	Total Bermuda	10,615
Brazil – 0.0%
58,463	OAS SA*(e)(f)	–
Canada - 0.1%
2,600	GAC Holdco Inc.*(c)(e)	429,000
Israel – 0.0%
41,956	GemmaCert Ltd.*(e)(f)	–
United States - 0.0%
46,666	AxonPrime Infrastructure Acquisition Corp.*(e)(i)	31,733
2,589	DHB Capital Corp.*(e)	1,631
19	RXR Acquisition Corp.*(e)	14
	Total United States	33,378
	TOTAL WARRANTS
	(Cost - $736,994)	472,993

Number of Contracts	Notional Amounts

PURCHASED OPTIONS - 0.1%
United States - 0.1%
163	$319,643	Navitas Semiconductor, Put, 17.50, expires 03/18/2022	48,900
416	368,992	Redwire Corp., Call, 5.00, expires 01/21/2022	149,760
589	934,154	Rocket Lab USA Inc., Call, 6.00, expires 01/21/2022	565,440

Schedules of Investments

November 30, 2021 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Number of Contracts	Notional Amounts	Security	Value
United States - 0.1% - (continued)
1,482	2,906,202	Navitas Semiconductor, Put, 17.50, expires 01/21/2022	$333,450
		Total United States	1,097,550
		TOTAL PURCHASED OPTIONS
		(Cost - $1,172,483)	1,097,550
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
		(Cost - $790,673,950)	792,748,804

Face Amount

SHORT-TERM INVESTMENTS - 2.8%
COMMERCIAL PAPER - 0.9%
7,183,000	Albemarle Corp., 0.360% due 1/19/22(j)
	(Cost - $7,179,480)	7,178,909
TIME DEPOSITS - 1.9%
3,520,379	Banco Bilbao Vizcaya Argentaria SA - Madrid, 0.005% due 12/1/21	3,520,379
5,304,709	BNP Paribas - Paris, 0.005% due 12/1/21	5,304,709
1,812,441	Skandinaviska Enskilda Banken AB - Stockholm, 0.005% due 12/1/21	1,812,441
4,332,029	Sumitomo Mitsui Banking Corp. - Tokyo, 0.005% due 12/1/21	4,332,029
	TOTAL TIME DEPOSITS
	(Cost - $14,969,558)	14,969,558
	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $22,149,038)	22,148,467

Shares/Units

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 1.7%
MONEY MARKET FUND - 1.7%
13,184,304	Federated Government Obligations Fund, Premier Class, 0.025%(k)
	(Cost - $13,184,304)	$13,184,304
	TOTAL INVESTMENTS - 103.9%
	(Cost - $826,007,292)	828,081,575
	Other Assets in Excess of Liabilities - 0.1%	(31,089,375)
	TOTAL NET ASSETS - 100.0%	$796,992,200

Schedules of Investments

November 30, 2021 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2021.
(b)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(c)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2021, amounts to $223,952,010 and represents 28.10% of net assets.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Illiquid security. The aggregate value of illiquid holdings at November 30, 2021, amounts to $63,440,919 and represents 7.96% of net assets.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(g)	Security is currently in default.
(h)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(i)	All or a portion of this security is on loan.
(j)	Rate shown represents yield-to-maturity.
(k)	Represents investment of collateral received from securities lending transactions.
@	Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
QBE Insurance Group Ltd., Subordinated Notes, 6.750% (USD Swap Rate + 4.300%) due 12/2/44	10/2/18	$2,109,000	$1,438,138	0.18%
UBS Group AG, Junior Subordinated Notes, 6.875% (5-Year USD Swap Rate + 4.590%)	10/14/20	1,782,080	1,549,825	0.19%
UniCredit SpA, Junior Subordinated Notes, 8.000% (5-Year USD Swap Rate + 5.180%)	5/4/17	328,006	262,762	0.03%
Total			$3,250,725	0.40%

Abbreviations used in this schedule:
CMT	—	Constant Maturity Treasury Index
EURIBOR	—	Euro Interbank Offered Rate
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
LP	—	Limited Partnership
NIBOR	—	Norwegian Interbank Offered Rate
PCL	—	Public Company Limited
PLC	—	Public Limited Company
SOFR	—	Secured Overnight Financing Rate

Summary of Investments by Security Type^
Corporate Bonds & Notes	62.0%
Common Stocks	10.3
Sovereign Bonds	8.9
Senior Loans	7.3
Preferred Stocks	3.5
Exchange Traded Funds (ETFs)	3.3
Asset-Backed Securities	0.2
Warrants	0.1
Purchased Options	0.1
Short-Term Investments	2.7
Money Market Fund	1.6
100.0%

^ As a percentage of total investments.

Schedules of Investments

November 30, 2021 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Schedule of Options Contracts Written

Equity Options

Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
1,917	$16,417,188	iShares iBoxx High Yield	DB	12/17/21	$85.50	$162,945
296	580,456	Navitas Semiconductor	DB	12/17/21	$17.50	88,800
593	1,162,873	Navitas Semiconductor	DB	1/21/22	$15.00	260,920
1,778	3,486,658	Navitas Semiconductor	DB	1/21/22	$20.00	453,390
163	319,643	Navitas Semiconductor	DB	3/18/22	$22.50	47,270
594	526,878	Redwire Corp.	DB	12/17/21	$10.00	32,670
297	263,439	Redwire Corp.	DB	2/18/22	$10.00	40,095
48	42,576	Redwire Corp.	DB	2/18/22	$12.50	3,840
169	807,482	Renew Energy	DB	12/17/21	$7.50	5,915
254	1,213,612	Renew Energy	DB	1/21/22	$10.00	6,350
186	294,996	Rocket Lab USA Inc.	DB	1/21/22	$10.00	109,926
57	90,402	Rocket Lab USA Inc.	DB	1/21/22	$11.00	30,210
124	196,664	Rocket Lab USA Inc.	DB	1/21/22	$16.00	26,040
		TOTAL OPTIONS CONTRACTS WRITTEN
		(Premiums received — $1,105,631)				$1,268,371

At November 30, 2021, Destinations Global Fixed Income Opportunities Fund had open forward foreign currency contracts as described below.

The unrealized appreciation on the open contracts reflected in the accompanying financial statements was as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)	Unrealized Appreciation/ (Depreciation)
Contracts to Sell:
Euro	22,935,000	BBH	$26,028,545	12/15/21	$278,130	$–	$278,130
Norwegian Krone	42,738,000	BBH	4,725,567	12/15/21	201,730	–	201,730
Swedish Krona	16,471,000	BBH	1,827,521	12/15/21	65,264	–	65,264
Net Unrealized Appreciation on Open Forward Foreign Currency Contracts					$545,124	$–	$545,124

Currency Abbreviations used in this schedule:
EUR	—	Euro
NOK	—	Norwegian Krone
SEK	—	Swedish Krona

Counterparty Abbreviations used in this schedule:
BBH	—	Brown Brothers Harriman & Co.

Schedules of Investments

November 30, 2021 (unaudited)

Destinations Global Fixed Income Opportunities Fund (concluded)

Face Amount†	Security	Value
SECURITIES SOLD SHORT - 3.9%
CORPORATE BONDS & NOTES - 0.3%
Consumer Non-cyclical - 0.0%
$322,000	McKesson Corp., Senior Unsecured Notes, 3.950% due 2/16/28	$357,065
Financial - 0.3%
1,940,000	FS Energy & Power Fund, Senior Secured Notes, 7.500% due 8/15/23(a)	2,017,600
	TOTAL CORPORATE BONDS & NOTES
	(Proceeds - $2,329,457)	2,374,665

Shares/Units
EXCHANGE TRADED FUNDS (ETFs) - 3.4%
32,300	Defiance NextGen SPAC Derived*	762,280
306,466	iShares iBoxx High Yield Corporate Bond	26,245,748
	TOTAL EXCHANGE TRADED FUNDS (ETFs)
	(Proceeds - $27,308,481)	27,008,028
COMMON STOCKS - 0.2%
INDUSTRIAL - 0.2%
Aerospace/Defense - 0.1%
44,283	Rocket Lab USA Inc.*	702,329
Environmental Control - 0.1%
13,400	GFL Environmental Inc.	517,240
	TOTAL INDUSTRIAL	1,219,569
TECHNOLOGY - 0.0%
Software - 0.0%
18,015	Latch Inc.*	149,164
	TOTAL COMMON STOCKS
	(Proceeds - $1,030,174)	1,368,733
	TOTAL SECURITIES SOLD SHORT - 3.9%
	(Proceeds - $30,668,112)	30,751,426

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Restricted security that may be repurchased from “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2021, amounts to $2,017,600 and represents 0.25% of net assets.

Schedules of Investments

November 30, 2021 (unaudited)

Destinations Multi Strategy Alternatives Fund

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 23.6%
$2,440,048	Alternative Loan Trust, Series 2005-61, Class 2A2, 0.852% (1-Month USD-LIBOR + 0.760)% due 12/25/35(a)	$2,242,761
812,054	Bear Stearns ALT-A Trust, Series 2006-8, Class 3A1, 0.412% (1-Month USD-LIBOR + 0.320)% due 2/25/34(a)	790,060
	Connecticut Avenue Securities Trust:
6,456,000	Series 2018-R07, Class 1B1, 4.442% (1-Month USD-LIBOR + 4.350)% due 4/25/31(a)(b)	6,633,803
8,873,000	Series 2019-HRP1, Class B1, 9.342% (1-Month USD-LIBOR + 9.250)% due 11/25/39(a)(b)	9,384,009
4,646,000	Series 2019-R01, Class 2B1, 4.442% (1-Month USD-LIBOR + 4.350)% due 7/25/31(a)(b)	4,757,129
6,759,000	Series 2019-R02, Class 1B1, 4.242% (1-Month USD-LIBOR + 4.150)% due 8/25/31(a)(b)	6,902,857
6,060,000	Series 2019-R03, Class 1B1, 4.192% (1-Month USD-LIBOR + 4.100)% due 9/25/31(a)(b)	6,196,649
7,777,000	Series 2019-R04, Class 2B1, 5.342% (1-Month USD-LIBOR + 5.250)% due 6/25/39(a)(b)	7,981,180
3,630,000	Series 2019-R05, Class 1B1, 4.192% (1-Month USD-LIBOR + 4.100)% due 7/25/39(a)(b)	3,675,795
3,969,363	Deutsche Alternative-A Securities Mortgage Loan Trust, Series 2007-OA5, Class A1A, 0.292% (1-Month USD-LIBOR + 0.200)% due 8/25/47(a)	3,756,147
	Federal National Mortgage Association (FNMA), Connecticut Avenue Securities@:
1,275,000	Series 2015-C04, Class 1M2, 5.792% (1-Month USD-LIBOR + 5.700)% due 4/25/28(a)	1,343,741
208,256	Series 2016-C01, Class 1B, 11.842% (1-Month USD-LIBOR + 11.750)% due 8/25/28(a)	234,137
2,106,234	Series 2016-C01, Class 1M2, 6.842% (1-Month USD-LIBOR + 6.750)% due 8/25/28(a)	2,215,912
685,107	Series 2016-C02, Class 1B, 12.342% (1-Month USD-LIBOR + 12.250)% due 9/25/28(a)	792,229
8,266,851	Series 2016-C03, Class 2M2, 5.992% (1-Month USD-LIBOR + 5.900)% due 10/25/28(a)	8,671,262
4,475,106	Series 2016-C05, Class 2M2, 4.542% (1-Month USD-LIBOR + 4.450)% due 1/25/29(a)	4,641,733
1,386,678	Series 2016-C07, Class 2M2, 4.442% (1-Month USD-LIBOR + 4.350)% due 5/25/29(a)	1,442,356
7,060,000	Series 2017-C01, Class 1B1, 5.842% (1-Month USD-LIBOR + 5.750)% due 7/25/29(a)	7,741,783
5,623,035	Series 2017-C01, Class 1M2, 3.642% (1-Month USD-LIBOR + 3.550)% due 7/25/29(a)	5,765,626
2,050,000	Series 2017-C02, Class 2M2C, 3.742% (1-Month USD-LIBOR + 3.650)% due 9/25/29(a)	2,164,514
6,920,000	Series 2017-C03, Class 1B1, 4.942% (1-Month USD-LIBOR + 4.850)% due 10/25/29(a)	7,517,367
3,146,110	Series 2017-C03, Class 1M2C, 3.092% (1-Month USD-LIBOR + 3.000)% due 10/25/29(a)	3,244,183
8,087,035	Series 2017-C03, Class 1X1, 2.300% due 10/25/29(c)	118,597
5,860,000	Series 2017-C04, Class 2B1, 5.142% (1-Month USD-LIBOR + 5.050)% due 11/25/29(a)	6,440,595
3,600,000	Series 2017-C06, Class 2B1, 4.542% (1-Month USD-LIBOR + 4.450)% due 2/25/30(a)	3,798,153
15,073,536	Series 2018-C01, Class 1ED5, 2.342% (1-Month USD-LIBOR + 2.250)% due 7/25/30(a)	15,180,783
5,542,008	Series 2018-C01, Class 1M2, 2.342% (1-Month USD-LIBOR + 2.250)% due 7/25/30(a)	5,606,201

Schedules of Investments

November 30, 2021 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
$6,845,000	Series 2018-C03, Class 1B1, 3.842% (1-Month USD-LIBOR + 3.750)% due 10/25/30(a)	$7,126,618
6,546,000	Series 2018-C05, Class 1B1, 4.342% (1-Month USD-LIBOR + 4.250)% due 1/25/31(a)	6,843,762
4,120,000	Series 2018-C06, Class 1B1, 3.842% (1-Month USD-LIBOR + 3.750)% due 3/25/31(a)	4,215,399
2,665,570	FNBA Mortgage Loan Trust, Series 2004-AR1, Class M2, 1.739% (1-Month USD-LIBOR + 1.650)% due 8/19/34(a)	2,731,283
	Freddie Mac STACR REMIC Trust:
5,438,000	Series 2020-DNA1, Class B2, 5.342% (1-Month USD-LIBOR + 5.250)% due 1/25/50(a)(b)	5,464,430
8,000,000	Series 2020-DNA3, Class B1, 5.192% (1-Month USD-LIBOR + 5.100)% due 6/25/50(a)(b)	8,283,044
4,170,000	Series 2020-DNA3, Class B2, 9.442% (1-Month USD-LIBOR + 9.350)% due 6/25/50(a)(b)	4,931,432
9,000,000	Series 2020-DNA4, Class B1, 6.092% (1-Month USD-LIBOR + 6.000)% due 8/25/50(a)(b)	9,495,009
2,120,000	Series 2020-DNA4, Class B2, 10.092% (1-Month USD-LIBOR + 10.000)% due 8/25/50(a)(b)	2,613,763
2,600,000	Series 2020-DNA5, Class B2, 11.550% (SOFR30A + 11.500)% due 10/25/50(a)(b)	3,417,690
4,303,539	Series 2020-DNA5, Class M2, 2.850% (SOFR30A + 2.800)% due 10/25/50(a)(b)	4,331,003
8,310,926	Series 2020-HQA2, Class M2, 3.192% (1-Month USD-LIBOR + 3.100)% due 3/25/50(a)(b)	8,394,223
7,500,000	Series 2020-HQA3, Class B1, 5.842% (1-Month USD-LIBOR + 5.750)% due 7/25/50(a)(b)	7,805,222
6,540,000	Series 2020-HQA4, Class B1, 5.342% (1-Month USD-LIBOR + 5.250)% due 9/25/50(a)(b)	6,831,857
2,225,282	Series 2020-HQA4, Class M2, 3.242% (1-Month USD-LIBOR + 3.150)% due 9/25/50(a)(b)	2,234,213
	Freddie Mac STACR Trust:
3,194,000	Series 2018-DNA2, Class B1, 3.792% (1-Month USD-LIBOR + 3.700)% due 12/25/30(a)(b)	3,299,942
4,720,128	Series 2019-DNA1, Class B1, 4.742% (1-Month USD-LIBOR + 4.650)% due 1/25/49(a)(b)	4,903,502
3,766,000	Series 2019-DNA1, Class B2, 10.842% (1-Month USD-LIBOR + 10.750)% due 1/25/49(a)(b)	4,256,041
3,580,000	Series 2019-DNA2, Class B1, 4.442% (1-Month USD-LIBOR + 4.350)% due 3/25/49(a)(b)	3,703,997
3,000,000	Series 2019-DNA2, Class B2, 10.592% (1-Month USD-LIBOR + 10.500)% due 3/25/49(a)(b)	3,282,346
4,870,000	Series 2019-DNA3, Class B2, 8.242% (1-Month USD-LIBOR + 8.150)% due 7/25/49(a)(b)	5,131,689
2,428,000	Series 2019-DNA4, Class B2, 6.342% (1-Month USD-LIBOR + 6.250)% due 10/25/49(a)(b)	2,442,632
3,920,000	Series 2019-FTR2, Class B2, 7.492% (1-Month USD-LIBOR + 7.400)% due 11/25/48(a)(b)	4,109,483
5,620,000	Series 2019-HQA1, Class B1, 4.492% (1-Month USD-LIBOR + 4.400)% due 2/25/49(a)(b)	5,794,324
	Freddie Mac Structured Agency Credit Risk Debt Notes:
2,806,561	Series 2015-DNA3, Class B, 9.442% (1-Month USD-LIBOR + 9.350)% due 4/25/28(a)	3,041,273
7,300,000	Series 2017-DNA2, Class B1, 5.242% (1-Month USD-LIBOR + 5.150)% due 10/25/29(a)@	7,967,154

Schedules of Investments

November 30, 2021 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
$9,270,093	Series 2017-HQA1, Class M2, 3.642% (1-Month USD-LIBOR + 3.550)% due 8/25/29(a)@	$9,507,027
1,603,809	Series 2017-HQA1, Class M2B, 3.642% (1-Month USD-LIBOR + 3.550)% due 8/25/29(a)@	1,640,378
9,034,291	Series 2017-HQA2, Class M2, 2.742% (1-Month USD-LIBOR + 2.650)% due 12/25/29(a)@	9,231,140
4,290,000	Series 2017-HQA3, Class B1, 4.542% (1-Month USD-LIBOR + 4.450)% due 4/25/30(a)@	4,506,831
	STACR Trust:
227,000	Series 2018-DNA3, Class B1, 3.992% (1-Month USD-LIBOR + 3.900)% due 9/25/48(a)(b)	235,531
1,652,000	Series 2018-DNA3, Class B2, 7.842% (1-Month USD-LIBOR + 7.750)% due 9/25/48(a)(b)	1,758,499
7,839,080	Series 2018-HRP1, Class B2, 11.842% (1-Month USD-LIBOR + 11.750)% due 5/25/43(a)(b)	8,821,272
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost - $296,127,440)	297,591,571
ASSET-BACKED SECURITIES - 10.3%
3,169,379	Aames Mortgage Investment Trust, Series 2005-4, Class M3, 0.872% (1-Month USD-LIBOR + 0.780)% due 10/25/35(a)	3,167,719
	ABFC Trust:
3,459,506	Series 2003-OPT1, Class A3, 0.772% (1-Month USD-LIBOR + 0.680)% due 4/25/33(a)	3,364,018
2,172,264	Series 2005-WF1, Class M2, 0.692% (1-Month USD-LIBOR + 0.600)% due 10/25/34(a)	2,165,584
1,555,891	Accredited Mortgage Loan Trust, Series 2006-2, Class A4, 0.352% (1-Month USD-LIBOR + 0.260)% due 9/25/36(a)	1,538,593
1,985,208	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2007-HE1, Class A4, 0.232% (1-Month USD-LIBOR + 0.140)% due 12/25/36(a)	1,951,489
	Brookside Mill CLO Ltd.:
3,000,000	Series 2013-1A, Class BR, 1.472% (3-Month USD-LIBOR + 1.350)% due 1/17/28(a)(b)	2,990,786
410,000	Series 2013-1A, Class ER, 5.622% (3-Month USD-LIBOR + 5.500)% due 1/17/28(a)(b)	399,771
1,350,000	Carlyle Global Market Strategies CLO Ltd., Series 2015-3A, Class ER, 8.386% (3-Month USD-LIBOR + 8.250)% due 7/28/28(a)(b)	1,237,333
3,203,447	Carrington Mortgage Loan Trust, Series 2006-NC3, Class A3, 0.242% (1-Month USD-LIBOR + 0.150)% due 8/25/36(a)	3,128,972
2,690,320	CHEC Loan Trust, Series 2004-1, Class A3, 1.092% (1-Month USD-LIBOR + 1.000)% due 7/25/34(a)(b)	2,670,990
1,136,184	Citigroup Mortgage Loan Trust Inc., Series 2007-WFH4, Class A2C, 1.392% (1-Month USD-LIBOR + 1.300)% due 7/25/37(a)	1,136,812
	Countrywide Asset-Backed Certificates:
3,981,879	Series 2004-2, Class M1, 0.842% (1-Month USD-LIBOR + 0.750)% due 5/25/34(a)	3,955,117
16,975,039	Series 2006-22, Class 1A, 0.232% (1-Month USD-LIBOR + 0.140)% due 6/25/35(a)	16,385,762
1,882,301	Series 2007-2, Class 2A3, 0.232% (1-Month USD-LIBOR + 0.140)% due 8/25/37(a)	1,866,812
820,486	CWABS Asset-Backed Certificates Trust, Series 2007-12, Class 2A3, 0.892% (1-Month USD-LIBOR + 0.800)% due 8/25/47(a)	818,355
2,026,218	Ellington Loan Acquisition Trust, Series 2007-1, Class A1, 1.192% (1-Month USD-LIBOR + 1.100)% due 5/25/37(a)(b)	2,025,856
3,167,879	EquiFirst Mortgage Loan Trust, Series 2003-2, Class 1A1, 1.214% (1-Month USD-LIBOR + 1.125)% due 9/25/33(a)	3,161,824
5,584,730	Fremont Home Loan Trust, Series 2003-A, Class M1, 1.067% (1-Month USD-LIBOR + 0.975)% due 8/25/33(a)	5,539,796
1,324,289	Gallatin CLO VIII Ltd., Series 2017-1A, Class A, 1.424% (3-Month USD-LIBOR + 1.300)% due 7/15/27(a)(b)	1,323,627

Schedules of Investments

November 30, 2021 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - (continued)
$491,304	Home Equity Asset Trust, Series 2005-7, Class M1, 0.767% (1-Month USD-LIBOR + 0.675)% due 1/25/36(a)	$491,135
1,251,041	HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class M2, 0.677% (1-Month USD-LIBOR + 0.585)% due 1/25/36(a)	1,250,291
3,781,707	JP Morgan Mortgage Acquisition Trust, Series 2007-CH4, Class A5, 0.332% (1-Month USD-LIBOR + 0.240)% due 5/25/37(a)	3,757,971
2,700,000	KVK CLO Ltd., Series 2018-1A, Class E, 6.010% (3-Month USD-LIBOR + 5.850)% due 5/20/29(a)(b)	2,540,541
	Long Beach Mortgage Loan Trust:
3,411,867	Series 2004-4, Class M1, 0.992% (1-Month USD-LIBOR + 0.900)% due 10/25/34(a)	3,390,513
6,827,279	Series 2005-WL1, Class M4, 1.142% (1-Month USD-LIBOR + 1.050)% due 6/25/35(a)	6,842,215
1,300,000	Longfellow Place CLO Ltd., Series 2013-1A, Class ERR, 7.824% (3-Month USD-LIBOR + 7.700)% due 4/15/29(a)(b)	1,284,837
2,976,277	Mastr Asset Backed Securities Trust, Series 2004-WMC1, Class M1, 0.872% (1-Month USD-LIBOR + 0.780)% due 2/25/34(a)	2,977,311
	Merrill Lynch Mortgage Investors Trust:
1,001,219	Series 2005-FM1, Class M1, 0.812% (1-Month USD-LIBOR + 0.720)% due 5/25/36(a)	996,542
3,157,485	Series 2006-OPT1, Class A2C, 0.242% (1-Month USD-LIBOR + 0.150)% due 8/25/37(a)	3,071,370
1,095,493	Morgan Stanley ABS Capital I Inc. Trust, Series 2005-HE2, Class M1, 0.692% (1-Month USD-LIBOR + 0.600)% due 1/25/35(a)	1,094,895
	Nationstar Home Equity Loan Trust:
1,522,767	Series 2006-B, Class AV4, 0.372% (1-Month USD-LIBOR + 0.280)% due 9/25/36(a)	1,521,585
2,707,086	Series 2007-C, Class 1AV1, 0.267% (1-Month USD-LIBOR + 0.175)% due 6/25/37(a)	2,659,668
3,076,860	NovaStar Mortgage Funding Trust, Series 2006-1, Class A2C, 0.412% (1-Month USD-LIBOR + 0.320)% due 5/25/36(a)	3,043,181
712,009	Option One Mortgage Loan Trust, Series 2005-3, Class M2, 0.827% (1-Month USD-LIBOR + 0.735)% due 8/25/35(a)	712,120
2,499,314	Park Place Securities Inc., Series 2005-WCW1, Class M2, 0.797% (1-Month USD-LIBOR + 0.705)% due 9/25/35(a)	2,511,224
	Park Place Securities Inc. Asset-Backed Pass-Through Certificates:
3,600,000	Series 2005-WCH1, Class M5, 1.412% (1-Month USD-LIBOR + 1.320)% due 1/25/36(a)	3,600,954
2,179,766	Series 2005-WCW2, Class M2, 0.887% (1-Month USD-LIBOR + 0.795)% due 7/25/35(a)	2,180,055
2,703,933	Ramp Trust, Series 2004-RS8, Class MII2, 1.817% (1-Month USD-LIBOR + 1.150)% due 8/25/34(a)	2,702,583
983,251	Soundview Home Loan Trust, Series 2006-EQ1, Class A3, 0.252% (1-Month USD-LIBOR + 0.160)% due 10/25/36(a)	982,665
380,000	Steele Creek CLO Ltd., Series 2016-1A, Class ER, 5.866% (3-Month USD-LIBOR + 5.750)% due 6/15/31(a)(b)	343,195
1,075,418	Structured Asset Investment Loan Trust, Series 2004-7, Class A7, 0.932% (1-Month USD-LIBOR + 0.840)% due 8/25/34(a)	1,074,936
	Structured Asset Securities Corp. Mortgage Loan Trust:
1,000,000	Series 2005-WF4, Class M6, 1.097% (1-Month USD-LIBOR + 1.005)% due 11/25/35(a)	994,692
2,600,000	Series 2005-WF4, Class M8, 2.717% (1-Month USD-LIBOR + 2.625)% due 11/25/35(a)	2,665,152
9,330,397	Series 2006-BC6, Class A1, 0.252% (1-Month USD-LIBOR + 0.160)% due 1/25/37(a)	9,179,773
1,604,797	Series 2006-BC6, Class A4, 0.262% (1-Month USD-LIBOR + 0.170)% due 1/25/37(a)	1,595,639
1,965,403	Series 2006-GEL1, Class M2, 1.292% (1-Month USD-LIBOR + 1.200)% due 11/25/35(a)(b)	1,964,949
1,426,925	Series 2007-BC3, Class 2A3, 0.272% (1-Month USD-LIBOR + 0.180)% due 5/25/47(a)	1,402,889
3,621,385	Terwin Mortgage Trust, Series 2006-5, Class 1A2B, 0.512% (1-Month USD-LIBOR + 0.420)% due 7/25/37(a)(b)	3,588,190

Schedules of Investments

November 30, 2021 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - (continued)
$1,030,000	Venture XVIII CLO Ltd., Series 2014-18A, Class ER, 6.714% (3-Month USD-LIBOR + 6.590)% due 10/15/29(a)(b)	$972,757
	TOTAL ASSET-BACKED SECURITIES
	(Cost - $126,402,851)	130,223,044
CORPORATE BONDS & NOTES - 8.0%
Consumer Cyclical - 5.2%
	AMC Entertainment Holdings Inc., Senior Secured Notes:
949,000	10.500% due 4/15/25(b)	996,834
3,741,000	10.500% due 4/24/26(b)	3,918,697
10,790,000	Arrow Bidco LLC, Senior Secured Notes, 9.500% due 3/15/24(b)(d)	10,897,900
23,119,000	Cinemark USA Inc., Company Guaranteed Notes, 5.250% due 7/15/28(b)(d)	21,905,253
10,400,000	Guitar Center Inc., Senior Secured Notes, 8.500% due 1/15/26(b)(d)	11,024,000
16,261,000	Mclaren Finance PLC, Senior Secured Notes, 7.500% due 8/1/26(b)(d)	16,431,741
	Total Consumer Cyclical	65,174,425
Energy - 0.4%
5,437,050	Transocean Pontus Ltd., Senior Secured Notes, 6.125% due 8/1/25(b)	5,333,148
Financial - 1.0%
13,371,000	Home Point Capital Inc., Company Guaranteed Notes, 5.000% due 2/1/26(b)(d)	12,375,796
Industrial - 1.2%
13,862,000	Fortress Transportation & Infrastructure Investors LLC, Senior Unsecured Notes, 9.750% due 8/1/27(b)(d)	15,404,148
Utilities - 0.2%
1,755,000	Vistra Corp., Junior Subordinated Notes, 8.000% (5-Year CMT Index + 6.930)% (a)(b)(e)	1,838,362
	TOTAL CORPORATE BONDS & NOTES
	(Cost - $99,110,353)	100,125,879

Shares/Units
COMMON STOCKS - 31.4%
COMMUNICATIONS - 2.1%
Internet - 0.3%
252,531	Solo Brands Inc., Class A Shares*	4,217,268
Media - 0.5%
388,605	Altice USA Inc., Class A Shares*(d)	6,155,503
Telecommunications - 1.3%
468,496	Telephone & Data Systems Inc.(d)	8,283,009
80,106	T-Mobile US Inc.*(d)	8,716,334
	Total Telecommunications	16,999,343
	TOTAL COMMUNICATIONS	27,372,114
CONSUMER CYCLICAL - 3.0%
Auto Parts & Equipment - 1.0%
996,394	Holley Inc.*(d)(f)	12,165,971
Entertainment - 1.9%
530,754	Golden Entertainment Inc.*(d)	24,366,916
Retail - 0.1%
67,478	Cannae Holdings Inc.*	1,995,324
	TOTAL CONSUMER CYCLICAL	38,528,211
CONSUMER NON-CYCLICAL - 8.2%
Biotechnology - 5.5%
41,014	Ascendis Pharma AS, ADR*(d)	5,619,738
888,555	Crinetics Pharmaceuticals Inc.*(d)	24,275,323
222,780	DICE Therapeutics Inc.*(f)	7,048,759
492,724	Elevation Oncology Inc.*(f)(g)@	3,197,779

Schedules of Investments

November 30, 2021 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL - (continued)
Biotechnology - (continued)
547,629	Relay Therapeutics Inc.*(d)	$16,111,245
43,574	Sema4 Holdings Corp.*	290,639
121,607	SpringWorks Therapeutics Inc.*(d)	8,737,463
153,610	Xenon Pharmaceuticals Inc.*	4,101,387
	Total Biotechnology	69,382,333
Food - 0.4%
150,000	US Foods Holding Corp.*(d)	4,713,000

Healthcare-Products - 0.9%
54,523	Itamar Medical Ltd., ADR*	1,671,130
61,416	Minerva Surgical Inc.*	392,448
393,649	SeaSpine Holdings Corp.*(d)	5,286,706
386,550	SomaLogic Inc.*(d)	4,472,384
	Total Healthcare-Products	11,822,668
Healthcare-Services - 0.7%
494,301	Invitae Corp.*(d)(f)	8,403,117

Pharmaceuticals - 0.7%
399,219	Curaleaf Holdings Inc.*(f)	3,809,120
121,983	Cytokinetics Inc.*	4,798,811
	Total Pharmaceuticals	8,607,931
	TOTAL CONSUMER NON-CYCLICAL	102,929,049

DIVERSIFIED – 9.1%
SPACs – 9.1%
366,528	Class Acceleration Corp., Class A Shares*(d)	3,577,313
565,129	Corazon Capital V838 Monoceros Corp., Class A Shares*(d)(g)	5,481,751
743,800	DA32 Life Science Tech Acquisition Corp., Class A Shares*(d)(g)	7,192,546
992,028	EJF Acquisition Corp., Class A Shares*(d)	9,880,599
441,600	EQRX Inc.*(f)	4,398,336
446,038	EQRX Inc., PIPE Common Shares*(g)@	4,442,538
1,113,750	First Light Acquisition Group Inc., Class A Shares*(d)	10,937,025
366,308	FTAC Zeus Acquisition Corp.*	3,685,058
937,446	Jack Creek Investment Corp., Class A Shares*(d)	9,168,222
561,397	L&F Acquisition Corp., Class A Shares*(d)(g)	5,670,110
14,240	Live Oak Mobility Acquisition Corp.*	142,400
535,541	Live Oak Mobility Acquisition Corp., Class A Shares*(d)	5,221,525
557,775	Logistics Innovation Technologies Corp., Class A Shares*(d)(g)	5,404,840
770,900	Longview Acquisition Corp. II, Class A Shares*(d)	7,647,328
489,000	Sema4Holdings Corp. (formerly CM Life Sciences II Inc.), PIPE Common Shares*(g)	3,261,630
568,036	Senior Connect Acquisition Corp. I, Class A Shares*(d)	5,578,114
439,830	SomaLogic Inc. (formerly CM Life Sciences II Inc.), PIPE Common Shares*(g)@	5,088,833
565,129	Tekkorp Digital Acquisition Corp., Class A Shares*(d)	5,566,521
263,615	Thayer Ventures Acquisition Corp., Class A Shares*	2,678,328
549,384	Tishman Speyer Innovation Corp. II, Class A Shares*(d)(g)	5,361,988
232,340	Z-Work Acquisition Corp., Class A Shares*	2,269,962
	Total SPACs	112,654,967
	TOTAL DIVERSIFIED	112,654,967
FINANCIAL - 5.1%
Banks - 4.1%
769,903	Blue Foundry Bancorp*(d)	11,217,487
813,856	Eastern Bankshares Inc.(d)	16,382,921
772,194	HarborOne Bancorp Inc.(d)	10,725,775

Schedules of Investments

November 30, 2021 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL - (continued)
Banks - (continued)
1,106,672	Kearny Financial Corp.(d)	$14,065,801
	Total Banks	52,391,984
Savings & Loans - 1.0%
473,229	Berkshire Hills Bancorp Inc.(d)	12,639,947
	TOTAL FINANCIAL	65,031,931
INDUSTRIAL - 3.9%
Engineering & Construction - 1.5%
486,338	WillScot Mobile Mini Holdings Corp.*(d)	18,524,614

Metal Fabricate/Hardware - 1.0%
1,192,003	Hillman Solutions Corp.*(d)	12,611,392

Transportation - 1.4%
428,632	Air Transport Services Group Inc.*(d)	10,582,924
100,169	XPO Logistics Inc.*(d)	7,256,242
	Total Transportation	17,839,166
	TOTAL INDUSTRIAL	48,975,172
TECHNOLOGY - 0.0%
Computers - 0.0%
17,261	iCAD Inc.*	127,214

	TOTAL COMMON STOCKS
	(Cost - $370,094,299)	395,618,658
OPEN-END FUND - 18.1%
19,801,684	JPMorgan Strategic Income Opportunities Fund, Class R6 Shares
	(Cost - $228,842,192)	228,511,432
PREFERRED STOCKS - 1.6%
COMMUNICATIONS - 0.9%
Telecommunications - 0.9%
	Telephone & Data Systems Inc.:
340,475	6.000%(d)(e)	8,842,136
77,001	6.625%(e)	2,046,686
	Total Telecommunications	10,888,822
	TOTAL COMMUNICATIONS	10,888,822
CONSUMER CYCLICAL - 0.7%
Retail - 0.7%
87,244	Qurate Retail Inc., 8.000%(d)	9,116,998
	TOTAL PREFERRED STOCKS
	(Cost - $19,165,298)	20,005,820
WARRANTS - 0.2%
DIVERSIFIED - 0.2%
SPACs - 0.2%
183,263	Class Acceleration Corp.*(g)	111,790
179,620	Corazon Capital V838 Monoceros Corp.*(g)	125,734
39,205	Deep Lake Capital Acquisition Corp.*(g)	35,673
330,676	EJF Acquisition Corp.*(g)	535,695
88,320	EQRX Inc.*(g)	181,939
556,875	First Light Acquisition Group Inc.*(g)	306,281
468,723	Jack Creek Investment Corp.*(g)	299,983
244,085	L&F Acquisition Corp.*(g)	190,264
107,107	Live Oak Mobility Acquisition Corp.*(g)	128,539

Schedules of Investments

November 30, 2021 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Shares/Units	Security	Value
WARRANTS – (continued)
DIVERSIFIED - (continued)
SPACs - (continued)
185,925	Logistics Innovation Technologies Corp.*(g)	$195,221
154,180	Longview Acquisition Corp. II*(g)	177,307
515,750	Omnichannel Acquisition Corp.*(g)	546,695
232,452	Senior Connect Acquisition Corp. I*(g)	162,716
77,310	SomaLogic Inc.*(g)	307,694
219,657	Tekkorp Digital Acquisition Corp.*(g)	187,807
131,807	Thayer Ventures Acquisition Corp.*(g)	171,349
109,876	Tishman Speyer Innovation Corp. II*(g)	87,824
23,299	X4 Pharmaceuticals Inc.*(g)	2,330
77,446	Z-Work Acquisition Corp.*(g)	54,987
	Total SPACs	3,809,828
	TOTAL DIVERSIFIED	3,809,828
	TOTAL WARRANTS
	(Cost - $3,753,177)	3,809,828

Number of Contracts	Notional Amounts
PURCHASED SWAPTION - 0.1%
Interest Rate Swaption - 0.1%
90,000,000	$153,000	10-Year Constant Maturity Swap, 3-Month USD-LIBOR, Call, 2.25, expires 5/22/23	1,693,819
		TOTAL PURCHASED SWAPTION
		(Cost - $2,029,500)	1,693,819

Shares/Units
EXCHANGE TRADED FUND (ETF) – 0.0%
70,340	FLAG-Forensic Accounting Long-Short ETF*(g)@	—
	(Cost - $306)
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $1,145,525,416)	1,177,580,051

Face Amount
SHORT-TERM INVESTMENTS - 5.5%
TIME DEPOSITS - 5.5%
$26,083,103	Barclays Bank PLC - London, 0.005% due 12/1/21	26,083,103
42,851,219	Skandinaviska Enskilda Banken AB - Stockholm, 0.005% due 12/1/21	42,851,219
	TOTAL TIME DEPOSITS
	(Cost - $68,934,322)	68,934,322

Shares/Units
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 1.1%
MONEY MARKET FUND - 1.1%
$13,719,265	Federated Government Obligations Fund, Premier Class, 0.025%(h)
	(Cost - $13,719,265)	$13,719,265
	TOTAL INVESTMENTS - 99.9%
	(Cost - $1,228,179,003)	1,260,233,638
	Other Assets in Excess of Liabilities - 0.1%	1,135,849
	TOTAL NET ASSETS - 100.0%	$1,261,369,487

Schedules of Investments

November 30, 2021 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

* Non-income producing security.

(a)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2021. (b) Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2021, amounts to $278,541,277 and represents 22.08% of net assets. (c) Interest only security. (d) All or a portion of this security is pledged by the Fund as collateral for short sales or derivative transactions. (e) Security is perpetual in nature and has no stated maturity date. (f) All or a portion of this security is on loan. (g) Illiquid security. The aggregate value of illiquid holdings at November 30, 2021, amounts to $48,911,843 and represents 3.88% of net assets. (h) Represents investment of collateral received from securities lending transactions. @ Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Elevation Oncology Inc.	11/10/2020	$2,311,250	$3,197,779	0.25%
EQRX Inc., PIPE Common Shares	8/6/2021	4,460,380	4,442,538	0.35%
FLAG-Forensic Accounting Long-Short ETF	9/10/2021	306	—	0.00%*
SomaLogic Inc. (formerly CM Life Sciences II Inc.), PIPE Common Shares	3/29/2021	4,398,300	5,088,833	0.40%
Federal National Mortgage Association (FNMA), Connecticut Avenue Securities:
Series 2015-C04, Class 1M2, 5.792% (1-Month USD-LIBOR + 5.700%) due 4/25/28	3/26/2020	2,461,077	1,343,741	0.11%
Series 2016-C01, Class 1B, 11.842% (1-Month USD-LIBOR + 11.750%) due 8/25/28	8/3/2021	2,364,523	234,137	0.02%
Series 2016-C01, Class 1M2, 6.842% (1-Month USD-LIBOR + 6.750%) due 8/25/28	3/6/2020	1,335,384	2,215,912	0.18%
Series 2016-C02, Class 1B, 12.342% (1-Month USD-LIBOR + 12.250%) due 9/25/28	8/10/2021	799,642	792,229	0.06%
Series 2016-C03, Class 2M2, 5.992% (1-Month USD-LIBOR + 5.900%) due 10/25/28	3/19/2020	1,066,978	8,671,262	0.69%
Series 2016-C05, Class 2M2, 4.542% (1-Month USD-LIBOR + 4.450%) due 1/25/29	4/26/2019	5,497,400	4,641,733	0.37%
Series 2016-C07, Class 2M2, 4.442% (1-Month USD-LIBOR + 4.350%) due 5/25/29	5/9/2019	4,217,292	1,442,356	0.11%
Series 2017-C01, Class 1B1, 5.842% (1-Month USD-LIBOR + 5.750%) due 7/25/29	11/17/2020	2,739,200	7,741,783	0.61%
Series 2017-C01, Class 1M2, 3.642% (1-Month USD-LIBOR + 3.550%) due 7/25/29	11/24/2020	895,148	5,765,626	0.46%
Series 2017-C02, Class 2M2C, 3.742% (1-Month USD-LIBOR + 3.650%) due 9/25/29	8/20/2019	471,252	2,164,514	0.17%
Series 2017-C03, Class 1B1, 4.942% (1-Month USD-LIBOR + 4.850%) due 10/25/29	1/12/2021	6,145,425	7,517,367	0.60%
Series 2017-C03, Class 1M2C, 3.092% (1-Month USD-LIBOR + 3.000%) due 10/25/29	2/16/2021	5,091,552	3,244,183	0.26%
Series 2017-C03, Class 1X1, 2.300% due 10/25/29	2/16/2021	181,485	118,597	0.01%
Series 2017-C04, Class 2B1, 5.142% (1-Month USD-LIBOR + 5.050%) due 11/25/29	6/3/2021	6,414,869	6,440,595	0.51%
Series 2017-C06, Class 2B1, 4.542% (1-Month USD-LIBOR + 4.450%) due 2/25/30	4/20/2021	3,755,250	3,798,153	0.30%
Series 2018-C01, Class 1ED5, 2.342% (1-Month USD-LIBOR + 2.250%) due 7/25/30	1/25/2021	16,072,145	15,180,783	1.21%

Schedules of Investments

November 30, 2021 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Series 2018-C01, Class 1M2, 2.342% (1-Month USD-LIBOR + 2.250%) due 7/25/30	9/11/2019	849,450	5,606,201	0.44%
Series 2018-C03, Class 1B1, 3.842% (1-Month USD-LIBOR + 3.750%) due 10/25/30	4/7/2021	3,599,409	7,126,618	0.56%
Series 2018-C05, Class 1B1, 4.342% (1-Month USD-LIBOR + 4.250%) due 1/25/31	10/22/2020	1,499,569	6,843,762	0.54%
Series 2018-C06, Class 1B1, 3.842% (1-Month USD-LIBOR + 3.750%) due 3/25/31	6/29/2021	3,490,313	4,215,399	0.33%
Freddie Mac Structured Agency Credit Risk Debt Notes:
Series 2017-DNA2, Class B1, 5.242% (1-Month USD-LIBOR + 5.150%) due 10/25/29	11/9/2020	1,238,884	7,967,154	0.63%
Series 2017-HQA1, Class M2, 3.642% (1-Month USD-LIBOR + 3.550%) due 8/25/29	9/9/2019	4,467,906	9,507,027	0.76%
Series 2017-HQA1, Class M2B, 3.642% (1-Month USD-LIBOR + 3.550%) due 8/25/29	8/4/2020	2,913,183	1,640,378	0.13%
Series 2017-HQA2, Class M2, 2.742% (1-Month USD-LIBOR + 2.650%) due 12/25/29	11/18/2019	6,234,469	9,231,140	0.73%
Series 2017-HQA3, Class B1, 4.542% (1-Month USD-LIBOR + 4.450%) due 4/25/30	4/29/2021	4,504,500	4,506,831	0.36%
			$140,686,631	11.15%

Abbreviations used in this schedule:
ABS	—	Asset-Based Security
ADR	—	American Depositary Receipts
CLO	—	Collateralized Loan Obligation
ETF	—	Exchange Traded Fund
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
PIPE	—	Private Investment In Public Equity
PLC	—	Public Limited Company
SPDR	—	Standard & Poor's Depository Receipts
SPACs	—	Special Purpose Acquisition Companies

Summary of Investments by Security Type^
Common Stocks	31.5%
Collateralized Mortgage Obligations	23.6
Open-End Fund	18.1
Asset-Backed Securities	10.3
Corporate Bonds & Notes	7.9
Preferred Stocks	1.6
Warrants	0.3
Exchange Traded Fund (ETF)	0.0 *
Purchased Swaption	0.1
Short-Term Investments	5.5
Money Market Fund	1.1
100.0%

___________________
^ As a percentage of total investments.
* Position represents less than 0.05%.

Schedules of Investments

November 30, 2021 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Schedule of Options Contracts Written

Interest Rate Swaptions

Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
90,000,000	$153,000	10-Year Constant Maturity Swap, 3-Month USD LIBOR, Call	MSCS	5/22/23	$3.25	$501,404
		TOTAL SWAPTION CONTRACTS WRITTEN				$501,404

At November 30, 2021, Destinations Multi Strategy Alternatives Fund held the following OTC and Centrally Cleared Credit Default Swap Contracts:

OTC Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Counter party	Implied Credit Spread at11/30/21(2)	Notional Amounts in (000’s) (3)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.35	5.000%	12/20/25	3-Month	MSCS	3.670%	USD	10,000	$744,420	$405,000	$339,420
CDX.NA.IG.29	1.000%	12/20/22	3-Month	GSC	0.040%	USD	100,000	1,475,626	1,439,999	35,627
CDX.NA.IG.31	1.000%	12/20/23	3-Month	GSC	0.840%	USD	30,000	237,629	(1,956,000)	2,193,629
CDX.NA.IG.35	1.000%	12/20/25	3-Month	GSC	1.920%	USD	10,000	(320,292)	(905,000)	584,708
CDX.NA.IG.37	1.000%	12/20/26	3-Month	MSCS	2.620%	USD	40,000	(3,038,948)	(2,360,000)	(678,948)
								$(901,565)	$(3,376,001)	$2,474,436

Schedules of Investments

November 30, 2021 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of on emerging country as of period end serve as indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

* Fund will pay or receive the volatility of the reference asset depending on whether the realized volatility of the reference asset exceeds or is less than the fixed rate. For contracts where the Fund has elected to receive the volatility of the reference asset, it will receive a net payment of the difference between the realized volatility and the fixed rate multiplied by the notional amount if the realized volatility exceeds the fixed rate; the Fund will make a net payment of the absolute value of the difference of the realized volatility and the fixed rate multiplied by the notional amount if the realized volatility is less than the fixed rate. For contracts where the Fund has elected to pay the volatility of the reference asset, it will make a net payment of the difference between the realized volatility and the fixed rate multiplied by the notional amount if the realized volatility exceeds the fixed rate; the Fund will receive a net payment of the absolute value of the difference of the realized and the fixed rate multiplied by the notional amount if the realized volatility is less than the fixed rate.

At November 30, 2021, Destinations Multi Strategy Alternatives Fund held the following OTC and Centrally Cleared Total Return Swaps:

OTC Total Return Swaps on Basket

Currency	Notional Amount	Maturity Date	Counterparty	Payment Frequency	Pay	Receive	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
USD	$18,393,125	10/22/22	GSC	1-Month	USD-Federal Funds-H.15	GSCNNED2 Basket*	—	$(65,880)

* GSCNNED2 Basket consists of a portfolio of:

Alight Inc	28%
Ceridian HCM Holding Inc	4%
Dun & Bradstreet Holdings Inc.	38%
Paysafe Ltd.	30%
100%

Schedules of Investments

November 30, 2021 (unaudited)

Destinations Multi Strategy Alternatives Fund (concluded)

OTC Total Return Swaps

Currency	Notional Amount	Maturity Date	Counterparty	Payment Frequency	Pay	Receive	Unrealized (Depreciation)
USD	$16,383,735	10/22/22	GSC	1-Month	Cannae Holdings Inc.	USD-Federal Funds-H.15	$(1,620,025)

Counterparty Abbreviations used in this schedule:
GSC	—	Goldman Sachs & Co.
MSC	—	Morgan Stanley

Face Amount	Security	Value
SECURITIES SOLD SHORT - 9.0%
EXCHANGE TRADED FUNDS (ETFs) - 9.0%
114,539	ARK Genomic Revolution	$7,258,336
82,618	iShares Biotechnology	12,741,348
570,936	SPDR S&P Biotech	66,382,729
380,253	SPDR S&P Regional Banking	26,545,462
	TOTAL EXCHANGE TRADED FUNDS (ETFs)
	(Proceeds - $122,256,649)	112,927,875
	TOTAL SECURITIES SOLD SHORT - 9.0%
	(Proceeds - $122,256,649)	112,927,875

Schedules of Investments

November 30, 2021 (unaudited)

Destinations Municipal Fixed Income Fund

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - 90.6%
Alabama - 1.1%
$2,000,000	AA-	Auburn University, Revenue Bonds, Series A, 5.000% due 6/1/35	$2,501,539
2,540,000	A2(a)	Lower Alabama Gas District, Revenue Bonds, 4.000% due 12/1/50(b)	2,841,641
		Mobile County Board of School Commissioners, Special Tax:
260,000	A-	5.000% due 3/1/28	304,311
175,000	A-	5.000% due 3/1/29	204,389
180,000	A-	5.000% due 3/1/30	210,218
185,000	A-	5.000% due 3/1/31	215,999
145,000	A-	5.000% due 3/1/32	169,299
215,000	A-	5.000% due 3/1/33	251,266
3,500,000	A1(a)	Southeast Alabama Gas Supply District, Revenue Bonds, Series A, 4.000% due 6/1/49(b)	3,771,214
		Total Alabama	10,469,876
Alaska - 0.2%
1,000,000	AA+	Alaska Housing Finance Corp., Revenue Bonds, Series A, 5.000% due 6/1/30	1,220,298
215,000	AA-	State of Alaska, GO, Series A, 5.000% due 8/1/33	248,111
		Total Alaska	1,468,409
Arizona - 3.8%
		Arizona Department of Transportation State Highway Fund Revenue, Revenue Bonds:
5,000,000	AA+	5.000% due 7/1/27	5,982,499
3,810,000	AA+	5.000% due 7/1/34	4,509,417
2,000,000	AA	Arizona State University, Revenue Bonds, Series A, 5.000% due 7/1/39	2,536,848
1,800,000	A+	Chandler Industrial Development Authority, Revenue Bonds, 5.000% due 6/1/49(b)(c)	1,989,471
		City of Glendale AZ, Revenue Bonds:
105,000	AA	Series A, 5.000% due 7/1/23	112,717
230,000	AA	Series A, 5.000% due 7/1/27	265,161
215,000	AA	Series A, 5.000% due 7/1/28	247,373
235,000	AA	Series A, 5.000% due 7/1/29	270,294
85,000	AA	Series A, 5.000% due 7/1/32	103,037
		City of Glendale AZ Transportation Excise Tax Revenue, Revenue Bonds, AGM:
55,000	AA	5.000% due 7/1/24	61,529
105,000	AA	5.000% due 7/1/26	121,254
		City of Phoenix Civic Improvement Corp., Revenue Bonds:
65,000	A+	Series A, 5.000% due 7/1/27(c)	79,070
90,000	A+	Series A, 5.000% due 7/1/28(c)	109,138
6,365,000	AAA	Series B, 4.000% due 7/1/29	6,905,786
1,000,000	AAA	City of Scottsdale AZ, GO, 5.000% due 7/1/23	1,075,319
160,000	A+	Coconino County Pollution Control Corp., Revenue Bonds, 1.875% due 9/1/32(b)(c)	162,766
		County of Pima AZ Sewer System Revenue, Revenue Bonds:
15,000	AA	Series A, 5.000% due 7/1/22	15,419
30,000	AA	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 7/1/23(d)	30,837
		Maricopa County Industrial Development Authority, Revenue Bonds:
800,000	AA-	5.000% due 1/1/46(b)	950,331
200,000	A2(a)	5.000% due 7/1/47	248,241
190,000	AA-	Series A, 4.000% due 1/1/24	204,275
70,000	AA-	Series A, 5.000% due 1/1/22	70,272
145,000	AA-	Series A, 5.000% due 1/1/23	152,453
60,000	AA-	Series A, 5.000% due 1/1/24	65,750
225,000	AA-	Series A, 5.000% due 1/1/25	256,145
735,000	A2(a)	Series B, 5.000% due 9/1/45(b)	826,909
430,000	AA-	Series B, 5.000% due 1/1/48(b)	447,861
290,000	AA-	Series C, 5.000% due 1/1/48(b)	328,057

Schedules of Investments

November 30, 2021 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Arizona - 3.8% - (continued)
		Salt River Project Agricultural Improvement & Power District, Revenue Bonds:
$4,000,000	AA+	5.000% due 1/1/26	$4,720,210
2,000,000	AA+	Series A, 5.000% due 1/1/29	2,560,156
145,000	AA+	Series A, 5.000% due 1/1/33	179,756
		State of Arizona, COP:
225,000	AA-	Series A, 5.000% due 10/1/22	234,055
300,000	AA-	Series A, 5.000% due 10/1/23	326,032
310,000	AA-	Series A, 5.000% due 10/1/24	350,225
		Total Arizona	36,498,663
Arkansas - 0.0%
90,000	Aa2(a)	Little Rock School District, GO, 3.000% due 2/1/22	90,417

California - 5.3%
60,000	A-	Alameda Corridor Transportation Authority, Revenue Bonds, Series A, 5.000% due 10/1/23	64,962
		Bay Area Toll Authority, Revenue Bonds:
210,000	AA	Series B, 2.850% due 4/1/47(b)	224,195
195,000	AA	Series C, 2.100% due 4/1/45(b)	195,319
115,000	AA-	California Health Facilities Financing Authority, Revenue Bonds, Series A, 5.000% due 7/1/25	123,528
		California State Public Works Board, Revenue Bonds:
60,000	A+	Series A, 5.000% due 4/1/22	60,959
145,000	A+	Series A, 5.000% due 4/1/23	147,309
3,000,000	A+	Series A, 5.000% due 2/1/28	3,733,378
70,000	A+	Series D, 5.000% due 12/1/21	70,000
30,000	A+	Series G, 5.000% due 11/1/23	31,325
30,000	A+	Series G, 5.000% due 11/1/24	31,325
		California Statewide Communities Development Authority, Revenue Bonds:
1,545,000	A-	4.000% due 4/1/35	1,828,343
1,590,000	A-	4.000% due 4/1/36	1,879,858
1,000,000	A-	4.000% due 4/1/39	1,174,657
1,750,000	A-	4.000% due 4/1/40	2,048,655
1,000,000	A-	4.000% due 4/1/46	1,155,029
3,000,000	AA-	City of Riverside CA Sewer Revenue, Revenue Bonds, Series A, 5.000% due 8/1/36	3,751,451
		Golden State Tobacco Securitization Corp., Revenue Bonds:
175,000	A+	Series A, AMBAC, zero coupon, due 6/1/24	173,020
145,000	A+	Series A, Prerefunded 6/01/23 @ 100, 5.000% due 6/1/29(d)	155,274
115,000	A	Series A1, 5.000% due 6/1/25	132,469
30,000	BBB	Series A1, 5.000% due 6/1/26	35,639
290,000	AA-	Los Angeles Department of Water & Power Power System Revenue, Revenue Bonds, Series A, 5.000% due 7/1/29	329,664
1,500,000	Aa3(a)	Los Angeles Unified School District, GO, Series A, 5.000% due 7/1/27	1,853,148
170,000	Aa3(a)	Oakland Alameda County Coliseum Authority, Revenue Bonds, Series A, 5.000% due 2/1/23	171,147
		Oakland Unified School District, GO:
100,000	AA	AGM, 5.000% due 8/1/26	116,200
30,000	A-	Series A, 5.000% due 8/1/28	34,715
145,000	A+	Port of Oakland, Revenue Bonds, Series P, 5.000% due 5/1/22(c)	147,870
90,000	A	Sacramento City Financing Authority, Special Tax, Series A, NPFG, zero coupon, due 12/1/26	85,000
255,000	AA-	San Diego Convention Center Expansion Financing Authority, Revenue Bonds, Series A, Prerefunded 4/15/22 @ 100, 5.000% due 4/15/23(d)	259,539
		San Diego County Regional Transportation Commission, Revenue Bonds:
600,000	AA	Series B, 5.000% due 4/1/34	804,723
250,000	AA	Series B, 5.000% due 4/1/35	334,644
300,000	AA	Series B, 5.000% due 4/1/36	400,583

Schedules of Investments

November 30, 2021 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
California - 5.3% - (continued)
$400,000	AA	Series B, 5.000% due 4/1/37	$532,847
500,000	AA	Series B, 5.000% due 4/1/38	664,798
500,000	AA	Series B, 5.000% due 4/1/39	663,400
515,000	AA	Series B, 5.000% due 4/1/40	679,959
185,000	A	San Francisco City & County Airport Comm-San Francisco International Airport, Revenue Bonds, Series A, 5.000% due 5/1/37(c)	229,498
2,500,000	AA+	Santa Clara County Financing Authority, Revenue Bonds, Series A, 3.000% due 5/1/39	2,744,167
		State of California, GO:
760,000	AA-	4.000% due 3/1/26	868,807
3,000,000	AA-	5.000% due 12/1/27	3,737,345
3,000,000	AA-	5.000% due 12/1/28	3,818,828
80,000	AA-	5.000% due 9/1/29	96,205
1,000,000	AA-	5.000% due 4/1/30	1,315,865
760,000	AA-	5.000% due 8/1/30	935,337
3,310,000	AA-	5.000% due 9/1/30	4,395,348
3,000,000	AA-	5.000% due 10/1/32	4,013,070
3,000,000	AA-	5.000% due 4/1/36	3,806,741
435,000	AA-	Series B, 5.000% due 8/1/26	522,243
205,000	AA-	Series C, 5.000% due 8/1/29	245,801
65,000	AAA	State of California Department of Water Resources, Revenue Bonds, Series AI, Prerefunded 12/1/21 @ 100, 5.000% due 12/1/25(d)	65,000
100,000	A1(a)	Washington Township Health Care District, GO, Series A, 5.500% due 8/1/40	112,475
230,000	AA-	West Contra Costa Unified School District, GO, Series Prerefunded 8/1/22 @ 100, 5.000% due 8/1/26(d)	237,373
		Total California	51,239,035
Colorado - 1.9%
		City & County of Denver CO Airport System Revenue, Revenue Bonds:
65,000	A+	Series A, 5.000% due 11/15/24(c)	73,246
315,000	A	Series A, 5.000% due 12/1/26(c)	377,167
30,000	A+	Series A, 5.000% due 11/15/27(c)	36,743
195,000	A+	Series A, 5.000% due 11/15/28(c)	238,408
145,000	A+	Series A, 5.000% due 11/15/29(c)	176,718
115,000	A+	Series A, 5.000% due 11/15/30(c)	139,962
915,000	A+	Series C, 5.000% due 11/15/30	1,177,208
1,500,000	AA+	City of Colorado Springs CO Utilities System Revenue, Revenue Bonds, Series B, 4.000% due 11/15/46	1,807,569
		Colorado Health Facilities Authority, Revenue Bonds:
655,000	Aaa(a)	zero coupon, due 7/15/22	654,122
215,000	A	2.800% due 5/15/42(b)	219,728
2,115,000	AA	5.000% due 11/15/36(b)	2,317,466
190,000	Baa1(a)	5.000% due 9/1/46	218,320
640,000	AA	5.000% due 11/15/49(b)	774,247
500,000	A-	Series A, 5.000% due 8/1/44	614,240
325,000	A-	Series B-2, 5.000% due 8/1/49(b)	382,735
95,000	AA	Colorado Housing & Finance Authority, Revenue Bonds, Series H, 4.250% due 11/1/49	105,068
1,500,000	AAA	Metro Wastewater Reclamation District, Revenue Bonds, Series A, Prerefunded 4/1/22 @ 100, 4.000% due 4/1/30(d)	1,519,087
2,000,000	AA+	Regional Transportation District Sales Tax Revenue, Revenue Bonds, 0.900% due 11/1/26	1,952,803
2,250,000	AA-	State of Colorado, COP, Series A, 4.000% due 12/15/36	2,645,255
1,435,000	Aa1(a)	University of Colorado, Revenue Bonds, Series C, 2.000% due 6/1/54(b)	1,494,675
		Vauxmont Metropolitan District, GO, AGM:
150,000	AA	5.000% due 12/1/21	150,000
125,000	AA	5.000% due 12/15/27	144,016
120,000	AA	5.000% due 12/15/29	137,812

Schedules of Investments

November 30, 2021 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Colorado – 1.9% - (continued)
$135,000	AA	5.000% due 12/15/31	$154,786
285,000	AA	5.000% due 12/1/34	362,744
		Total Colorado	17,874,125
Connecticut - 2.5%
		Connecticut State Health & Educational Facilities Authority, Revenue Bonds:
1,075,000	AAA	Series 2017 B1, 5.000% due 7/1/29	1,394,327
410,000	A	Series A, 5.000% due 7/1/34	521,577
505,000	AA-	Series B, 1.800% due 7/1/49(b)	519,088
65,000	A-	Series S, 5.000% due 7/1/26	76,772
30,000	A-	Series S, 5.000% due 7/1/29	37,059
4,465,000	AAA	Series V1, 0.010% due 7/1/36(b)	4,465,000
		State of Connecticut, GO:
90,000	A+	Series A, 5.000% due 3/15/26	106,744
375,000	A+	Series A, 5.000% due 4/15/26	445,937
150,000	A+	Series A, 5.000% due 4/15/30	190,739
170,000	A+	Series A, 5.000% due 4/15/34	214,518
60,000	A+	Series A, 5.000% due 4/15/35	75,594
175,000	A+	Series B, 5.000% due 1/15/26	206,456
2,100,000	A+	Series D, 5.000% due 7/15/25	2,437,163
85,000	A+	Series E, 5.000% due 9/15/23	88,131
100,000	A+	Series E, 5.000% due 10/15/26	120,748
150,000	A+	Series E, 5.000% due 10/15/29	180,392
1,600,000	A+	Series F, 5.000% due 9/15/26	1,927,148
		State of Connecticut Special Tax Revenue, Revenue Bonds:
2,250,000	AA-	Series C, 5.000% due 1/1/30	2,923,794
1,500,000	AA-	Series C, 5.000% due 1/1/32	2,024,663
1,500,000	AA-	Series D, 4.000% due 11/1/39(e)	1,828,203
1,500,000	AA-	Series D, 4.000% due 11/1/40(e)	1,823,151
1,500,000	AAA	Town of Greenwich CT, GO, 5.000% due 1/15/23	1,581,018
330,000	A+	University of Connecticut, Revenue Bonds, Series A, 5.000% due 11/1/27	408,941
		Total Connecticut	23,597,163
Delaware - 0.4%
		Delaware River & Bay Authority, Revenue Bonds:
85,000	A	Series C, 5.000% due 1/1/22	85,328
35,000	A	Series C, 5.000% due 1/1/24	38,270
80,000	A	Series C, 5.000% due 1/1/25	87,439
220,000	A	Delaware State Economic Development Authority, Revenue Bonds, 1.050% due 1/1/31(b)	223,217
3,160,000	NR	State of Delaware, GO, Series B, Prerefunded 7/1/24 @ 100, 5.000% due 7/1/27(d)	3,529,919
		Total Delaware	3,964,173
District of Columbia - 0.7%
2,000,000	AA+	District of Columbia, GO, Series C, 5.000% due 6/1/34	2,223,805
		District of Columbia, Revenue Bonds:
80,000	AAA	Series A, 5.000% due 12/1/36	80,000
40,000	NR	Series A, Prerefunded 12/1/21 @ 100, 5.000% due 12/1/36(d)	40,000
		Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds:
50,000	A+	Series A, 5.000% due 10/1/22(c)	51,971
75,000	A+	Series A, 5.000% due 10/1/23(c)	81,361
2,625,000	A+	Series A, 5.000% due 10/1/24(c)	2,945,182
115,000	A+	Series A, 5.000% due 10/1/28(c)	143,912
120,000	A+	Series A, 5.000% due 10/1/29(c)	149,374
95,000	A+	Series A, 5.000% due 10/1/30(c)	117,759
205,000	A+	Series A, 5.000% due 10/1/31(c)	251,905
60,000	A+	Series A, 5.000% due 10/1/34(c)	72,688
55,000	A+	Series A, 5.000% due 10/1/36(c)	66,658

Schedules of Investments

November 30, 2021 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
District of Columbia - 0.7% - (continued)
$400,000	A-	Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds, 4.000% due 10/1/35	$463,388
240,000	AA-	Washington Metropolitan Area Transit Authority, Revenue Bonds, Series B, 5.000% due 7/1/34	291,647
		Total District of Columbia	6,979,650
Florida - 3.8%
		Brevard County School District, COP:
95,000	Aa3(a)	5.000% due 7/1/27	105,887
215,000	Aa3(a)	5.000% due 7/1/30	239,286
85,000	Aa3(a)	Series C, 5.000% due 7/1/24	94,369
60,000	A+	Citizens Property Insurance Inc., Revenue Bonds, Series A1, 5.000% due 6/1/22	61,428
		City of Clearwater FL Water & Sewer Revenue, Revenue Bonds:
40,000	AA+	5.000% due 12/1/21	40,000
65,000	AA+	Series Prerefunded 12/1/21 @ 100, 5.000% due 12/1/23(d)	65,000
70,000	AA+	Series Prerefunded 12/1/21 @ 100, 5.000% due 12/1/24(d)	70,000
		City of Jacksonville FL, Revenue Bonds:
115,000	A+	5.000% due 10/1/22	119,651
155,000	A+	5.000% due 10/1/23	161,094
55,000	A+	City of Tampa FL, Revenue Bonds, 5.000% due 9/1/28	56,847
		County of Broward FL Airport System Revenue, Revenue Bonds:
60,000	A	5.000% due 10/1/30(c)	72,800
90,000	A	5.000% due 10/1/31(c)	109,094
120,000	A	Series A, 5.000% due 10/1/29(c)	138,714
85,000	A	Series A, 5.000% due 10/1/31(c)	97,666
115,000	A	Series A, 5.000% due 10/1/32(c)	132,136
1,000,000	A	Series B, 5.000% due 10/1/29(c)	1,272,923
90,000	A	Series Q1, 5.000% due 10/1/23	93,477
		County of Hillsborough FL Solid Waste & Resource Recovery Revenue, Revenue Bonds:
50,000	AA+	Series A, 5.000% due 9/1/22(c)	51,748
60,000	AA+	Series A, 5.000% due 9/1/23(c)	64,549
65,000	AA+	Series A, 5.000% due 9/1/24(c)	72,446
65,000	AA+	Series A, 5.000% due 9/1/26(c)	77,294
120,000	AA	County of Miami-Dade FL, GO, Series A, 5.000% due 11/1/23	130,692
		County of Miami-Dade FL, Revenue Bonds:
160,000	A+	5.000% due 10/1/28	192,447
120,000	A+	5.000% due 10/1/29	143,961
215,000	A+	5.000% due 10/1/30	257,811
65,000	A+	Series A, Prerefunded 10/01/22 @ 100, 5.000% due 10/1/25(d)	67,601
		County of Miami-Dade FL Aviation Revenue, Revenue Bonds:
85,000	A-	Series A, 5.000% due 10/1/22(c)	88,379
290,000	A-	Series A, 5.000% due 10/1/24(c)	301,132
55,000	A-	Series A, 5.000% due 10/1/27(c)	61,544
80,000	A-	Series A, 5.000% due 10/1/29(c)	89,446
70,000	A-	Series A, 5.000% due 10/1/30	83,645
30,000	A-	Series A, 5.000% due 10/1/31	35,802
160,000	A-	Series A, 5.000% due 10/1/33(c)	178,558
70,000	A-	Series A, 5.000% due 10/1/35(c)	78,119
65,000	A-	Series B, 5.000% due 10/1/24	67,579
215,000	A-	Series B, 5.000% due 10/1/37	240,902
500,000	A-	Series B, 5.000% due 10/1/40(c)	596,513
50,000	AA	County of Miami-Dade FL Transit System, Revenue Bonds, Series Prerefunded 7/1/22 @ 100, 5.000% due 7/1/42(d)	51,403
		Duval County Public Schools, COP:
125,000	A+	Series B, 5.000% due 7/1/27	143,678

Schedules of Investments

November 30, 2021 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Florida - 3.8% - (continued)
$30,000	A+	Series B, 5.000% due 7/1/28	$34,414
190,000	A+	Series B, 5.000% due 7/1/30	217,592
		Florida Municipal Power Agency, Revenue Bonds:
30,000	A2(a)	5.000% due 10/1/24	33,822
45,000	A2(a)	5.000% due 10/1/27	52,256
80,000	A1(a)	Series A, 5.000% due 10/1/22	83,160
355,000	A2(a)	Series A, 5.000% due 10/1/26	368,983
55,000	A2(a)	Series A, 5.000% due 10/1/30	65,836
60,000	A2(a)	Series A, 5.000% due 10/1/31	71,699
2,500,000	AA	Florida's Turnpike Enterprise, Revenue Bonds, Series C, 4.375% due 7/1/37	2,648,938
		Greater Orlando Aviation Authority, Revenue Bonds:
100,000	A	Series A, Prerefunded 10/01/27 @ 100, 5.000% due 10/1/28(c)(d)	123,404
60,000	A	Series A, Prerefunded 10/01/27 @ 100, 5.000% due 10/1/30(c)(d)	74,042
		Halifax Hospital Medical Center, Revenue Bonds:
35,000	A-	5.000% due 6/1/28	39,967
70,000	A-	5.000% due 6/1/35	79,545
		Hillsborough County Port District, Revenue Bonds:
850,000	A(f)	Series B, 5.000% due 6/1/33(c)	1,026,810
185,000	A(f)	Series B, 5.000% due 6/1/38(c)	221,813
75,000	AA-	Indian River County District School Board, COP, Series A, 5.000% due 7/1/24	83,226
200,000	A	JEA Electric System Revenue, Revenue Bonds, Series B, 5.000% due 10/1/26	239,951
		Lake County School Board, COP, AGM:
30,000	AA	Series A, Prerefunded 6/1/24 @ 100, 5.000% due 6/1/25(d)	33,445
50,000	AA	Series A, Prerefunded 6/1/24 @ 100, 5.000% due 6/1/26(d)	55,741
15,000	AA	Series A, Prerefunded 6/1/24 @ 100, 5.000% due 6/1/28(d)	16,722
		Lee Memorial Health System, Revenue Bonds:
550,000	A+	Series A1, 5.000% due 4/1/33	688,740
415,000	A+	Series A1, 5.000% due 4/1/35	518,058
755,000	A+	Series A2, 5.000% due 4/1/33(b)	872,430
		Miami-Dade County Expressway Authority, Revenue Bonds:
45,000	A	Series A, 5.000% due 7/1/31	53,105
115,000	A	Series A, 5.000% due 7/1/32	135,884
95,000	A	Series A, 5.000% due 7/1/33	112,018
30,000	A	Series A, 5.000% due 7/1/34	35,330
235,000	A	Series A, 5.000% due 7/1/40	235,792
85,000	A	Series A, 5.000% due 7/1/44	93,495
		Orange County Health Facilities Authority, Revenue Bonds:
200,000	A+	Series A, 5.000% due 10/1/39	235,889
365,000	A+	Series A, Prerefunded 4/1/22 @ 100, 5.000% due 10/1/42(d)	370,788
150,000	A+	Series B, Prerefunded 4/1/22 @ 100, 5.000% due 10/1/42(d)	152,379
		Orange County School Board, COP:
115,000	Aa2(a)	Series B, Prerefunded 8/1/22 @ 100, 5.000% due 8/1/26(d)	118,687
200,000	Aa2(a)	Series C, Prerefunded 8/1/25 @ 100, 5.000% due 8/1/29(d)	232,728
50,000	AA	Orlando Utilities Commission, Revenue Bonds, Series A, 5.000% due 10/1/23	54,298
		Palm Beach County Health Facilities Authority, Revenue Bonds:
10,000	WD(f)	5.000% due 12/1/23	10,931
20,000	WD(f)	5.000% due 12/1/24	22,748
		Palm Beach County School District, COP:
55,000	Aa3(a)	Series A, 5.000% due 8/1/22	56,756
35,000	Aa3(a)	Series A, 5.000% due 8/1/23	37,709
40,000	Aa3(a)	Series A, 5.000% due 8/1/24	44,836
705,000	Aa3(a)	Series A, 5.000% due 8/1/26	842,446
300,000	Aa3(a)	Series B, 5.000% due 8/1/26	349,520
240,000	Aa3(a)	Series B, 5.000% due 8/1/27	279,330
160,000	Aa3(a)	Series B, 5.000% due 8/1/28	185,145

Schedules of Investments

November 30, 2021 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Florida - 3.8% - (continued)
$695,000	Aa3(a)	Series D, 5.000% due 8/1/26	$809,722
315,000	Aa3(a)	Series D, 5.000% due 8/1/27	366,621
110,000	Aa3(a)	Series D, 5.000% due 8/1/28	127,287
300,000	AA	Pasco County School Board, COP, Series D, AGM-Insured, 5.000% due 8/1/30	394,175
		School Board of Miami-Dade County, COP:
120,000	AA	AGM, Series A, 5.000% due 5/1/27	137,549
570,000	A+	Series A, 5.000% due 5/1/31	667,366
220,000	A+	Series B, 5.000% due 8/1/27	262,110
395,000	A+	Series B, 5.000% due 5/1/28	451,180
340,000	A+	Series D, 5.000% due 11/1/24	383,557
355,000	A+	Series D, 5.000% due 11/1/25	401,030
230,000	A+	Series D, 5.000% due 11/1/26	259,108
115,000	A+	Series D, 5.000% due 2/1/29	133,955
190,000	A+	Series D, 5.000% due 2/1/30	220,809
		School District of Broward County, COP:
145,000	A+	Series A, 5.000% due 7/1/22	149,016
45,000	A+	Series A, 5.000% due 7/1/25	46,217
460,000	A+	Series A, 5.000% due 7/1/26	515,555
265,000	A+	Series A, 5.000% due 7/1/27	306,634
115,000	A+	Series A, 5.000% due 7/1/28	132,802
70,000	A+	Series A, 5.000% due 7/1/32	82,333
120,000	NR	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 7/1/25(d)	123,367
580,000	NR	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 7/1/26(d)	596,273
335,000	A+	Series B, 5.000% due 7/1/26	388,149
230,000	A+	Series B, 5.000% due 7/1/27	265,958
390,000	A+	Series B, 5.000% due 7/1/28	450,671
		Seminole County School Board, COP:
60,000	Aa3(a)	Series C, 5.000% due 7/1/23	64,380
50,000	Aa3(a)	Series C, 5.000% due 7/1/24	55,716
115,000	AA	South Florida Water Management District, COP, 5.000% due 10/1/30	134,811
75,000	AA-	South Miami Health Facilities Authority, Revenue Bonds, 5.000% due 8/15/24	84,041
		St Lucie County School Board, COP:
60,000	A	Series A, 5.000% due 7/1/25	64,222
125,000	A	Series A, 5.000% due 7/1/27	133,631
5,995,000	AAA	State of Florida, GO, 5.000% due 7/1/32	7,552,306
2,000,000	AA+	State of Florida Department of Transportation, Revenue Bonds, 5.000% due 7/1/27	2,449,973
		Tampa Bay Water, Revenue Bonds:
70,000	AA+	Series A, NPFG, 6.000% due 10/1/29	95,468
70,000	AA+	Series NPFG, 5.500% due 10/1/22	73,103
		Volusia County Educational Facility Authority, Revenue Bonds:
150,000	A2(a)	4.000% due 10/15/36	174,203
80,000	A2(a)	5.000% due 10/15/44	98,208
150,000	A2(a)	5.000% due 10/15/49	183,018
		Volusia County School Board, COP:
600,000	Aa3(a)	5.000% due 8/1/24	672,373
145,000	AA	Series A, 5.000% due 8/1/32	168,641
		Total Florida	36,991,567
Georgia - 4.1%
		City of Atlanta GA Water & Wastewater Revenue, Revenue Bonds:
30,000	AA-	5.000% due 11/1/27	34,526
70,000	AA-	5.000% due 11/1/29	80,523
2,000,000	AA-	5.000% due 11/1/40	2,292,752
205,000	Aaa(a)	Colquitt County Development Authority, Revenue Bonds, zero coupon, due 12/1/21	205,000
45,000	A+	County of DeKalb GA Water & Sewerage Revenue, Revenue Bonds, Series A, 5.250% due 10/1/25	45,185

Schedules of Investments

November 30, 2021 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Georgia - 4.1% - (continued)
		Development Authority of Burke County, Revenue Bonds:
$600,000	BBB+	1.700% due 12/1/49(b)	$618,339
830,000	BBB+	2.925% due 11/1/53(b)	874,111
155,000	AA-	Fulton County Development Authority, Revenue Bonds, 5.000% due 6/15/44	193,204
		Main Street Natural Gas Inc., Revenue Bonds:
5,000,000	Aa2(a)	Series A, 4.000% due 4/1/48(b)	5,289,431
840,000	Aa2(a)	Series C, 4.000% due 8/1/48(b)	895,233
		Municipal Electric Authority of Georgia, Revenue Bonds:
160,000	A-	Series A, 5.000% due 1/1/27	192,436
145,000	A-	Series A, 5.000% due 1/1/30	180,243
105,000	A	Series GG, 5.000% due 1/1/24	110,130
35,000	A	Series GG, 5.000% due 1/1/25	36,676
145,000	A	Series GG, 5.000% due 1/1/26	151,678
		Municipal Gas Authority of Georgia, Revenue Bonds:
60,000	AA-	Series Q, 5.000% due 10/1/22	62,355
35,000	AA-	Series S, 5.000% due 10/1/22	36,379
70,000	AA-	Series S, 5.000% due 10/1/24	72,670
40,000	AA-	Series U, 5.000% due 10/1/24	45,132
		State of Georgia, GO:
5,000,000	AAA	Series A, 5.000% due 7/1/29	6,313,467
5,000,000	AAA	Series A, 5.000% due 8/1/30	6,661,751
2,500,000	AAA	Series A, 5.000% due 7/1/32	3,223,565
5,000,000	AAA	Series A, 5.000% due 7/1/33	6,764,955
3,835,000	AAA	Series C, 5.000% due 7/1/29	4,714,201
		Total Georgia	39,093,942
Hawaii - 0.1%
		City & County of Honolulu HI, GO:
115,000	Aa1(a)	Series D, 5.000% due 9/1/22	119,171
90,000	Aa1(a)	Series D, 5.000% due 9/1/26	108,417
500,000	AA+	State of Hawaii, GO, Series FH, 5.000% due 10/1/28	601,986
		Total Hawaii	829,574
Idaho - 0.4%
		Idaho Housing & Finance Association, Revenue Bonds:
100,000	A2(a)	5.000% due 7/15/22	102,954
45,000	A2(a)	5.000% due 7/15/23	48,386
35,000	A2(a)	5.000% due 7/15/24	39,116
95,000	A2(a)	5.000% due 7/15/27	116,430
70,000	Aa1(a)	Series A, 4.000% due 1/1/50	76,465
250,000	A2(a)	Series A, 5.000% due 7/15/30	327,219
250,000	A2(a)	Series A, 5.000% due 7/15/31	332,852
2,380,000	Aa1(a)	Kootenai County School District No 271 Coeur d'Alene, GO, 4.000% due 9/15/28	2,772,549
		Total Idaho	3,815,971
Illinois - 3.1%
		Chicago Midway International Airport, Revenue Bonds:
65,000	A-	Series A, 5.000% due 1/1/29(c)	75,266
100,000	A-	Series A, 5.000% due 1/1/30(c)	115,675
70,000	A-	Series A, 5.000% due 1/1/31(c)	80,966
190,000	A-	Series A, 5.000% due 1/1/32(c)	206,674
30,000	A-	Series B, 5.000% due 1/1/22	30,117
95,000	A-	Series B, 5.000% due 1/1/24	103,980
		Chicago O'Hare International Airport, Revenue Bonds:
75,000	BBB+	5.000% due 7/1/38(c)	88,976
50,000	A	Series A, 5.000% due 1/1/22	50,194
125,000	A	Series A, 5.000% due 1/1/24(c)	136,405

Schedules of Investments

November 30, 2021 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Illinois - 3.1% - (continued)
$270,000	A	Series A, 5.000% due 1/1/29	$324,303
200,000	A	Series A, 5.000% due 1/1/48(c)	239,967
1,000,000	A	Series A, Prerefunded 1/1/22 @ 100, 5.000% due 1/1/25(c)(d)	1,003,853
200,000	A	Series B, 5.000% due 1/1/22(c)	200,760
285,000	A	Series B, 5.000% due 1/1/32	322,294
120,000	A	Series B, 5.000% due 1/1/53	145,748
65,000	A	Series C, 5.000% due 1/1/22	65,252
80,000	A	Series C, 5.000% due 1/1/23	84,067
45,000	A	Series C, 5.000% due 1/1/24	49,303
65,000	A	Series C, 5.000% due 1/1/25	73,890
60,000	A	Series C, 5.000% due 1/1/26	70,405
70,000	A	Series C, 5.000% due 1/1/33	81,824
80,000	A	Series C, 5.000% due 1/1/34	93,434
60,000	A	Series D, 5.000% due 1/1/27(c)	71,998
15,000	A	Series D, 5.000% due 1/1/28(c)	17,872
85,000	A	Series D, 5.000% due 1/1/31(c)	100,568
45,000	A	Series D, 5.000% due 1/1/33(c)	53,439
40,000	A	City of Chicago IL Wastewater Transmission Revenue, Revenue Bonds, 5.000% due 1/1/23	40,150
30,000	AA	City of Chicago IL Waterworks Revenue, Revenue Bonds, AGM-Insured, 5.250% due 11/1/33	30,111
		Cook County Forest Preserve District, GO:
30,000	AA-	Series B, 5.000% due 12/15/23	30,745
40,000	AA-	Series B, 5.000% due 12/15/24	41,008
60,000	AA-	Series C, 5.000% due 12/15/25	61,509
155,000	Aaa(a)	Cook Kane Lake & McHenry Counties Community College District No 512, GO, Series B, 5.000% due 12/1/24	175,336
		County of Cook IL, GO:
45,000	A+	Series A, 5.250% due 11/15/24	45,114
60,000	A+	Series C, 5.000% due 11/15/22	62,744
145,000	A+	Series C, 5.000% due 11/15/23	151,407
540,000	A+	Series C, 5.000% due 11/15/24	563,732
15,000	AA	AGM, Series C, 5.000% due 11/15/25	15,660
35,000	Aa3(a)	Grundy & Will Counties Community Unit School District No 1 Coal City, GO, 5.000% due 2/1/29	41,938
835,000	AA+	Illinois Development Finance Authority, Revenue Bonds, zero coupon, due 7/15/23	829,031
		Illinois Finance Authority, Revenue Bonds:
60,000	AA+	5.000% due 7/15/26	71,603
75,000	A+	5.000% due 11/15/26	78,223
25,000	A3(a)	5.000% due 8/15/27	28,776
70,000	A	5.000% due 5/15/28	82,325
60,000	AA+	5.000% due 7/15/28	74,456
40,000	A	5.000% due 5/15/29	46,840
150,000	AAA	5.000% due 7/1/29	181,786
25,000	A+	5.000% due 11/15/29	26,050
110,000	A3(a)	5.000% due 12/1/29	130,539
145,000	AAA	5.000% due 1/1/30	175,306
330,000	AA-	5.000% due 8/15/30	432,664
255,000	AAA	5.000% due 7/1/31	307,817
175,000	A3(a)	5.000% due 8/15/35	200,332
170,000	A	5.000% due 1/1/36	200,255
870,000	A	5.000% due 1/1/38	1,048,176
1,300,000	A	5.000% due 1/1/44	1,552,181
100,000	A3(a)	5.000% due 12/1/46	116,700
25,000	BBB+	5.000% due 8/1/49	28,871

Schedules of Investments

November 30, 2021 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Illinois - 3.1% - (continued)
$495,000	AA-	Series A, 5.000% due 2/15/24	$546,132
95,000	AA-	Series A, 5.000% due 2/15/25	109,008
45,000	AA-	Series A, 5.000% due 2/15/26	53,292
30,000	A	Series A, 5.000% due 11/15/27	34,767
35,000	A	Series A, 5.000% due 11/15/28	40,532
55,000	A	Series A, 5.000% due 11/15/29	63,647
75,000	AA-	Series A, 5.000% due 7/1/30	88,288
100,000	A	Series A, 5.000% due 11/15/32	115,554
50,000	AA-	Series A, 5.000% due 7/1/34	58,810
60,000	A+	Series A, 5.000% due 11/15/34	68,266
255,000	AA-	Series A, 5.000% due 7/1/36	299,929
20,000	BBB+	Series A, 5.000% due 8/1/47	23,114
45,000	A	Series A, Prerefunded 5/15/22 @ 100, 5.000% due 5/15/23(d)	45,987
95,000	WD(f)	Series A, Prerefunded 8/15/26 @ 100, 5.000% due 8/15/33(d)	113,848
15,000	AA+	Series A, Prerefunded 9/1/24 @ 100, 5.000% due 9/1/34(d)	16,884
85,000	A+	Series B, 5.000% due 11/15/26	97,492
35,000	AA+	Series C, 3.750% due 2/15/34	39,277
160,000	AA+	Series C, 4.000% due 2/15/36	181,643
35,000	AA+	Series C, 5.000% due 2/15/22	35,345
15,000	AA+	Series C, 5.000% due 2/15/24	16,528
75,000	AA+	Series C, 5.000% due 2/15/26	88,751
200,000	AA+	Series C, 5.000% due 2/15/28	242,531
135,000	AA+	Series C, 5.000% due 2/15/29	163,062
50,000	AA+	Series C, 5.000% due 2/15/31	60,250
365,000	AA+	Series C, 5.000% due 2/15/32	439,406
145,000	AA+	Series C, 5.000% due 2/15/33	174,427
65,000	AA+	Series C, 5.000% due 2/15/36	77,921
205,000	AA+	Series C, 5.000% due 2/15/41	245,000
100,000	AA+	Series E, 2.250% due 11/15/42(b)	100,835
60,000	AA-	Series L, Prerefunded 12/1/21 @ 100, 5.000% due 12/1/22(d)	60,000
95,000	WD(f)	Series Prerefunded 11/15/22 @ 100, 5.000% due 11/15/43(d)	99,291
20,000	NR	Series Prerefunded 2/15/27 @ 100, 4.000% due 2/15/41(d)	23,212
235,000	AA+	Series Prerefunded 9/1/22 @ 100, 5.000% due 9/1/32(d)	243,469
315,000	AA+	Series Prerefunded 9/1/22 @ 100, 5.000% due 9/1/38(d)	326,352
		Illinois Municipal Electric Agency, Revenue Bonds:
1,000,000	A	Series A, 5.000% due 2/1/22	1,007,858
290,000	A	Series A, 5.000% due 2/1/28	334,776
105,000	A	Series A, 5.000% due 2/1/31	121,171
		Illinois State Toll Highway Authority, Revenue Bonds:
50,000	AA-	Series A, 5.000% due 12/1/31	58,297
2,000,000	AA-	Series A, 5.000% due 1/1/40	2,571,224
175,000	AA-	Series D, 5.000% due 1/1/24	191,580
255,000	Aa3(a)	Kane Cook & DuPage Counties School District No U-46 Elgin, GO, Series B, AMBAC-Insured, zero coupon, due 1/1/22	254,961
		Kane McHenry Cook & De Kalb Counties Unit School District No 300, GO:
260,000	AA	5.000% due 1/1/26	295,818
55,000	AA	5.000% due 1/1/29	67,492
230,000	AA	McHenry & Kane Counties Community Consolidated School District No 158 Huntley, GO, AGM-Insured, zero coupon, due 1/1/24	225,830
		McHenry County Community Unit School District No 200 Woodstock, GO:
215,000	Aa2(a)	Series B, NPFG, zero coupon, due 1/15/24(g)	210,837
225,000	Aa2(a)	Series B, NPFG, zero coupon, due 1/15/25	217,338
170,000	Aa2(a)	Series B, NPFG, zero coupon, due 1/15/26	161,243
		McHenry County Conservation District, GO:
65,000	AA+	5.000% due 2/1/24	71,423

Schedules of Investments

November 30, 2021 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Illinois - 3.1% - (continued)
$175,000	AA+	5.000% due 2/1/27	$199,990
		State of Illinois, GO:
225,000	BBB	5.000% due 1/1/22	225,878
145,000	BBB	5.000% due 3/1/22	146,727
190,000	BBB	5.000% due 8/1/22	195,931
45,000	BBB	5.000% due 2/1/23	47,408
220,000	BBB	5.000% due 4/1/23	233,342
100,000	BBB	5.000% due 8/1/23	107,490
225,000	BBB	5.000% due 6/1/25	257,598
65,000	BBB	5.000% due 2/1/26	71,036
270,000	BBB	5.000% due 2/1/27	314,668
180,000	BBB	5.000% due 2/1/28	214,699
60,000	BBB	5.000% due 4/1/28	65,865
25,000	BBB	5.000% due 5/1/28	27,518
165,000	BBB	5.000% due 2/1/29	195,812
70,000	BBB	5.000% due 5/1/32	76,979
190,000	BBB	5.000% due 5/1/33	208,895
305,000	BBB	5.250% due 2/1/31	334,540
115,000	BBB	5.500% due 7/1/38	123,680
65,000	BBB	Series A, 4.000% due 1/1/23	65,192
105,000	BBB	Series A, 5.000% due 1/1/33	105,368
360,000	BBB	Series B, 5.000% due 9/1/22	372,605
365,000	BBB	Series B, 5.000% due 9/1/23	393,668
365,000	BBB	Series B, 5.000% due 9/1/24	408,011
620,000	BBB	Series D, 5.000% due 11/1/23	672,950
405,000	BBB	Series D, 5.000% due 11/1/25	469,223
390,000	BBB	Series D, 5.000% due 11/1/26	462,764
		University of Illinois, Revenue Bonds:
115,000	A-	6.000% due 10/1/42	125,444
115,000	A-	6.250% due 10/1/38	126,128
		Will County Community Unit School District No 365-U Valley View, GO:
2,420,000	Aa2(a)	Series A, 5.000% due 11/1/25	2,825,796
165,000	AA	Series B, AGM, zero coupon, due 11/1/26	157,048
		Total Illinois	30,173,566
Indiana - 2.3%
315,000	A+	City of Indianapolis IN Thermal Energy System Revenue, Revenue Bonds, Series A, 5.000% due 10/1/24	352,666
		City of Whiting IN, Revenue Bonds:
370,000	A-	5.000% due 12/1/44(b)(c)	440,849
1,020,000	A-	5.000% due 11/1/45(b)(c)	1,063,524
300,000	A-	County of St Joseph IN, Revenue Bonds, 4.000% due 4/1/38	338,713
4,000,000	AA+	Crown Point Multi School Building Corp., Revenue Bonds, 5.000% due 1/15/30	5,155,646
		Indiana Finance Authority, Revenue Bonds:
320,000	AA	2.250% due 12/1/58(b)	337,571
30,000	AA-	5.000% due 3/1/22	30,356
30,000	AA-	5.000% due 9/1/26	36,030
15,000	AA-	5.000% due 9/1/29	17,698
240,000	AA-	5.000% due 3/1/36	272,744
60,000	AA-	5.000% due 9/1/36	70,726
65,000	AA	Series A, 5.000% due 10/1/25	67,529
70,000	AA	Series A, 5.000% due 10/1/26	78,888
35,000	AA	Series A, 5.000% due 10/1/28	39,410
535,000	AA	Series Prerefunded 1/1/22 @ 100, 1.650% due 12/1/42(b)(d)	535,643
45,000	AA-	Series Prerefunded 3/1/22 @ 100, 5.000% due 3/1/23(d)	45,534
30,000	AA-	Series Prerefunded 3/1/22 @ 100, 5.000% due 3/1/30(d)	30,356

Schedules of Investments

November 30, 2021 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Indiana - 2.3% - (continued)
$155,000	AA-	Series Prerefunded 3/1/22 @ 100, 5.000% due 3/1/41(d)	$156,840
90,000	AA-	Series Prerefunded 8/15/23 @ 100, 5.000% due 8/15/25(d)	97,176
		Indiana Health Facility Financing Authority, Revenue Bonds:
1,000,000	AA+	Series A2, 2.000% due 11/15/36(b)	1,018,410
7,500,000	AA+	Series E, 0.050% due 11/15/39(b)	7,500,000
275,000	Aaa(a)	Indiana Housing & Community Development Authority, Revenue Bonds, Series B, 3.500% due 1/1/49	295,913
		Indiana Municipal Power Agency, Revenue Bonds:
20,000	A+	Series A, 5.000% due 1/1/24	20,549
20,000	A+	Series A, 5.000% due 1/1/25	20,548
55,000	A+	Series A, 5.000% due 1/1/26	56,501
10,000	NR	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 1/1/24(d)	10,282
10,000	NR	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 1/1/25(d)	10,282
25,000	NR	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 1/1/26(d)	25,705
515,000	AAA	Indiana University, Revenue Bonds, Series W-1, 5.000% due 8/1/26	577,997
255,000	A1(a)	Indianapolis Local Public Improvement Bond Bank, Revenue Bonds, 5.000% due 1/1/25(c)	288,201
		Lake Central Multi-District School Building Corp., Revenue Bonds:
40,000	AA+	Series B, 4.000% due 1/15/22	40,180
30,000	AA+	Series B, 5.000% due 7/15/22	30,881
40,000	AA+	Series B, 5.000% due 7/15/23	42,082
40,000	NR	Series B, Prerefunded 1/15/23 @ 100, 5.000% due 7/15/23(d)	42,125
120,000	AA+	Series B, Prerefunded 1/15/23 @ 100, 5.000% due 7/15/24(d)	126,445
125,000	AA+	Series B, Prerefunded 1/15/23 @ 100, 5.000% due 7/15/25(d)	131,714
2,305,000	AA+	MSD of Wash Township School Building Corp., Revenue Bonds, 5.000% due 7/15/28	2,877,509
		Total Indiana	22,283,223
Iowa - 1.3%
1,155,000	Aa1(a)	City of Cedar Rapids IA, GO, Series A, 5.000% due 6/1/25	1,286,852
		Iowa Finance Authority, Revenue Bonds:
3,840,000	AAA	5.000% due 8/1/31	4,721,292
90,000	BBB(f)	Series A, 5.000% due 5/15/43	101,941
105,000	BBB(f)	Series A, 5.000% due 5/15/48	118,302
5,000,000	A3(a)	PEFA Inc., Revenue Bonds, 5.000% due 9/1/49(b)	5,900,378
		Total Iowa	12,128,765
Kansas - 0.3%
2,500,000	AA	City of Topeka KS Combined Utility Revenue, Revenue Bonds, Series A, 4.000% due 8/1/22	2,563,906
		Wyandotte County-Kansas City Unified Government Utility System Revenue, Revenue Bonds:
30,000	A	Series A, 5.000% due 9/1/30	34,709
35,000	A	Series A, 5.000% due 9/1/32	40,490
130,000	A	Series A, Prerefunded 9/1/22 @ 100, 5.000% due 9/1/24(d)	134,667
30,000	A	Series B, Prerefunded 9/1/22 @ 100, 5.000% due 9/1/23(d)	31,077
45,000	A	Series B, Prerefunded 9/1/22 @ 100, 5.000% due 9/1/24(d)	46,615
		Total Kansas	2,851,464
Kentucky - 1.1%
		Kenton County Airport Board, Revenue Bonds:
25,000	A1(a)	5.000% due 1/1/25	28,436
15,000	A1(a)	5.000% due 1/1/26	17,614
45,000	A1(a)	5.000% due 1/1/29	52,618
50,000	A1(a)	5.000% due 1/1/30	58,405
5,000,000	A2(a)	Kentucky Public Energy Authority, Revenue Bonds, Series B, 4.000% due 1/1/49(b)	5,490,293
		Kentucky State Property & Building Commission, Revenue Bonds:
160,000	A-	5.000% due 4/1/27	195,374
145,000	A-	5.000% due 5/1/28	179,847

Schedules of Investments

November 30, 2021 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Kentucky - 1.1% - (continued)
$15,000	A-	5.000% due 5/1/29	$18,546
40,000	AA	5.000% due 5/1/31	49,409
165,000	A-	Series A, 5.000% due 2/1/29	192,687
170,000	A-	Series A, 5.000% due 2/1/30	198,569
65,000	A-	Series A, 5.000% due 2/1/32	75,980
80,000	A-	Series A, 5.000% due 2/1/33	93,348
110,000	A-	Series A, Prerefunded 10/1/23 @ 100, 5.000% due 10/1/27(d)	119,439
325,000	A-	Series B, 5.000% due 11/1/26	393,126
1,445,000	A-	Series B, 5.000% due 11/1/27	1,738,054
35,000	A1(a)	Series D, 5.000% due 5/1/26	41,696
30,000	A1(a)	Series D, 5.000% due 5/1/27	36,715
30,000	A1(a)	Series D, 5.000% due 5/1/28	36,595
		Louisville/Jefferson County Metropolitan Government, Revenue Bonds:
200,000	A	5.000% due 10/1/47(b)	256,011
525,000	A	Series A, 5.000% due 10/1/29	624,923
95,000	A	Series A, 5.000% due 10/1/32	112,686
70,000	A	Series A, 5.500% due 10/1/33	76,156
185,000	A	Series A, 5.750% due 10/1/38	201,933
100,000	A-	Series Prerefunded 6/1/22 @ 100, 5.000% due 12/1/28(d)	102,366
335,000	A-	Series Prerefunded 6/1/22 @ 100, 5.000% due 12/1/29(d)	342,927
		Total Kentucky	10,733,753
Louisiana - 0.8%
4,500,000	AA-	East Baton Rouge Sewerage Commission, Revenue Bonds, Series A, 4.000% due 2/1/45	5,235,182
1,500,000	AA	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, 5.000% due 10/1/26	1,794,906
		Louisiana Public Facilities Authority, Revenue Bonds:
40,000	A+	Series A, 5.000% due 12/15/22	41,926
85,000	A+	Series A, 5.000% due 12/15/23	92,816
		New Orleans Aviation Board, Revenue Bonds:
70,000	A-	Series B, 5.000% due 1/1/24(c)	76,387
85,000	A-	Series B, 5.000% due 1/1/25(c)	96,067
65,000	A-	Series B, 5.000% due 1/1/27(c)	73,357
10,000	A-	Series B, 5.000% due 1/1/29(c)	11,902
20,000	A-	Series B, 5.000% due 1/1/31(c)	23,663
20,000	A-	Series B, 5.000% due 1/1/36(c)	23,700
15,000	A-	Series B, 5.000% due 1/1/37(c)	17,758
20,000	A-	Series D2, 5.000% due 1/1/26(c)	23,327
15,000	A-	Series D2, 5.000% due 1/1/29(c)	17,852
20,000	A-	Series D2, 5.000% due 1/1/30(c)	23,687
45,000	A-	Series D2, 5.000% due 1/1/32(c)	53,382
35,000	A-	Series D2, 5.000% due 1/1/35(c)	41,467
15,000	A-	Series D2, 5.000% due 1/1/38(c)	17,747
		Total Louisiana	7,665,126
Maine - 0.3%
2,500,000	AA+	Maine State Housing Authority, Revenue Bonds, Series B, 3.150% due 11/15/39	2,728,009
60,000	AA-	Maine Turnpike Authority, Revenue Bonds, 5.000% due 7/1/27	69,357
		Total Maine	2,797,366
Maryland - 5.4%
		City of Baltimore MD, Revenue Bonds:
105,000	AA	Series C, 5.000% due 7/1/28	126,709
195,000	AA	Series C, 5.000% due 7/1/31	234,635
200,000	AA	Series C, 5.000% due 7/1/33	240,891
170,000	AA-	Series D, 5.000% due 7/1/33	204,757
4,325,000	AAA	County of Harford MD, GO, Series B, 5.000% due 7/1/26	5,190,036

Schedules of Investments

November 30, 2021 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Maryland - 5.4% - (continued)
$2,500,000	AAA	County of Howard MD, GO, Series D, 5.000% due 2/15/30	$3,111,208
		County of Prince George's MD, GO:
3,595,000	AAA	Series A, 5.000% due 7/15/22	3,702,809
5,805,000	AAA	Series A, 5.000% due 7/15/29	7,332,514
2,065,000	AAA	Series C, Prerefunded 8/1/23 @ 100, 4.000% due 8/1/26(d)	2,193,435
		Maryland Community Development Administration, Revenue Bonds:
300,000	Aa1(a)	Series B, 4.000% due 9/1/49	327,485
255,000	Aa1(a)	Series C, 3.500% due 3/1/50	275,212
320,000	Aa1(a)	Series C, 5.000% due 9/1/28	399,707
		Maryland Health & Higher Educational Facilities Authority, Revenue Bonds:
155,000	BBB+	Series A, 4.000% due 7/1/42	169,489
65,000	BBB+	Series A, 5.000% due 7/1/33	76,209
50,000	BBB+	Series A, 5.000% due 7/1/34	58,534
20,000	BBB+	Series A, 5.000% due 7/1/35	23,372
50,000	BBB+	Series A, 5.000% due 7/1/36	58,340
35,000	A	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 7/1/24(d)	35,987
30,000	A	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 7/1/25(d)	30,846
300,000	AA-	Maryland State Transportation Authority, Revenue Bonds, 5.000% due 7/1/34	391,752
		State of Maryland, GO:
2,775,000	AAA	Series A, 5.000% due 3/1/27	3,396,837
5,185,000	AAA	Series A, 5.000% due 3/1/30	6,834,026
5,000,000	AAA	Series A, 5.000% due 3/15/31	6,241,282
2,000,000	AAA	Series A, 5.000% due 8/1/31	2,581,623
5,000,000	AAA	Series B, 5.000% due 8/1/22	5,160,975
3,000,000	AAA	State of Maryland Department of Transportation, Revenue Bonds, 3.500% due 10/1/33	3,337,477
		Total Maryland	51,736,147
Massachusetts - 2.0%
		Commonwealth of Massachusetts, GO:
90,000	AA	Series B, 5.000% due 7/1/22	92,536
7,000,000	AA	Series B, 5.000% due 11/1/22	7,309,191
520,000	AA	Series C, 5.000% due 4/1/23	553,156
45,000	AA	Massachusetts Bay Transportation Authority Sales Tax Revenue, Revenue Bonds, Series A, 5.000% due 7/1/45	51,919
		Massachusetts Development Finance Agency, Revenue Bonds:
45,000	AA-	5.000% due 7/1/23	48,345
115,000	AA-	5.000% due 7/1/24	128,557
50,000	A	5.000% due 7/1/30	63,389
235,000	A	5.000% due 7/1/31	296,062
65,000	AAA	Series A, 5.000% due 7/15/22	66,958
105,000	AA-	Series S, 5.000% due 7/1/30	129,636
585,000	A+	Series S-1, 5.000% due 10/1/24	658,997
335,000	AA-	Series S4, 5.000% due 7/1/38(b)	368,088
500,000	AA-	Massachusetts Port Authority, Revenue Bonds, Series E, 5.000% due 7/1/31(c)	657,802
1,170,000	AA	Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, Revenue Bonds, Series A, 5.000% due 1/1/39(b)	1,228,564
5,000,000	SP-1+	Town of Ashland MA, GO, 2.000% due 8/8/22	5,062,965
2,500,000	AA-	University of Massachusetts Building Authority, Revenue Bonds, Series 1, Prerefunded 11/1/22 @ 100, 4.000% due 11/1/43(d)	2,587,370
		Total Massachusetts	19,303,535
Michigan - 2.0%
160,000	AA	City of Detroit MI Sewage Disposal System Revenue, Revenue Bonds, Series G, AGM-Insured, 0.688% due 7/1/32(b)	160,288
85,000	Aa1(a)	Clarkston Community Schools, GO, 5.000% due 5/1/22	86,672
2,155,000	AA+	County of Kalamazoo MI, GO, 3.000% due 5/1/32	2,426,349
1,000,000	AA	Detroit City School District, GO, Series A, AGM, 5.250% due 5/1/30	1,326,093

Schedules of Investments

November 30, 2021 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Michigan - 2.0% - (continued)
$155,000	AA	Detroit Downtown Development Authority, Special Tax, Series A, AGM-Insured, 5.000% due 7/1/37	$170,992
		Grand Rapids Public Schools, GO, AGM:
40,000	AA	5.000% due 5/1/27	48,645
55,000	AA	5.000% due 5/1/29	66,135
100,000	AA	5.000% due 5/1/30	117,365
145,000	AA	5.000% due 5/1/31	170,111
20,000	AA	5.000% due 5/1/32	23,445
90,000	AA	5.000% due 5/1/33	105,416
		Kalamazoo Hospital Finance Authority, Revenue Bonds:
100,000	A2(a)	5.000% due 5/15/27	118,646
75,000	A2(a)	5.000% due 5/15/28	88,912
100,000	AAA	Kent County Building Authority, Revenue Bonds, 5.500% due 6/1/22	102,654
		Michigan Finance Authority, Revenue Bonds:
310,000	AA	AGM, 5.000% due 7/1/22	318,439
1,250,000	Aa3(a)	5.000% due 11/1/23	1,359,108
45,000	AA-	5.000% due 12/1/23	49,166
750,000	Aa3(a)	5.000% due 11/1/24	847,247
50,000	AA-	5.000% due 12/1/24	56,784
85,000	AA-	5.000% due 12/1/25	99,772
40,000	AA-	5.000% due 12/1/26	48,351
10,000	AA-	5.000% due 7/1/27	11,556
35,000	AA-	5.000% due 12/1/27	43,371
160,000	A+	5.000% due 8/15/28	172,632
60,000	AA-	5.000% due 12/1/28	74,221
30,000	AA-	5.000% due 7/1/29	34,563
60,000	A+	5.000% due 8/15/29	64,726
35,000	AA-	5.000% due 7/1/31	40,243
30,000	AA-	5.000% due 7/1/32	34,448
315,000	A	5.000% due 11/15/32	375,526
25,000	AA-	5.000% due 7/1/33	28,669
205,000	A	5.000% due 11/15/36	213,549
45,000	A	5.000% due 11/15/42	46,855
735,000	AA-	5.000% due 12/1/44(b)	837,214
65,000	WR(a)	Series A, Prerefunded 6/1/22 @ 100, 5.000% due 6/1/27(d)	66,547
140,000	WR(a)	Series A, Prerefunded 6/1/22 @ 100, 5.000% due 6/1/39(d)	143,333
		Michigan State Building Authority, Revenue Bonds:
495,000	AA-	Series I, 5.000% due 10/15/34	588,278
80,000	AA-	Series I, 5.000% due 4/15/35	94,908
		Michigan State Hospital Finance Authority, Revenue Bonds:
180,000	AA+	Series C, 2.400% due 11/15/47(b)	184,837
45,000	AA-	Series C, 5.000% due 12/1/24	51,106
60,000	AA-	Series C, 5.000% due 12/1/26	72,526
40,000	AA-	Series C, 5.000% due 12/1/27	49,567
60,000	AA-	Series C, 5.000% due 12/1/28	74,221
710,000	AA+	Series F5, 4.000% due 11/15/47(b)	773,572
500,000	A	Michigan Strategic Fund, Revenue Bonds, 1.800% due 10/1/49(b)(c)	514,436
		Portage Public Schools, GO:
35,000	AA-	5.000% due 11/1/27	41,696
90,000	AA-	5.000% due 11/1/29	106,700
		Royal Oak Hospital Finance Authority, Revenue Bonds:
30,000	A+	5.000% due 9/1/22	31,060
60,000	A+	5.000% due 9/1/24	66,203
95,000	AA	State of Michigan, Revenue Bonds, 5.000% due 3/15/27	115,972
1,500,000	Aa1(a)	State of Michigan, GO, Series A, 4.000% due 5/15/38	1,807,629

Schedules of Investments

November 30, 2021 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Michigan - 2.0% - (continued)
		Warren Consolidated Schools, GO:
$130,000	AA	5.000% due 5/1/30	$153,625
140,000	AA	5.000% due 5/1/31	163,848
145,000	AA	5.000% due 5/1/32	171,006
		Wayne County Airport Authority, Revenue Bonds:
5,000	A-	Series A, 5.000% due 12/1/29	6,149
10,000	A-	Series A, 5.000% due 12/1/30	12,314
10,000	A-	Series A, 5.000% due 12/1/31	12,286
15,000	A-	Series A, 5.000% due 12/1/36	18,364
620,000	A-	Series B, 5.000% due 12/1/29(c)	756,418
15,000	A-	Series B, 5.000% due 12/1/30(c)	18,277
15,000	A-	Series B, 5.000% due 12/1/31(c)	18,263
10,000	A-	Series B, 5.000% due 12/1/33(c)	12,157
25,000	A-	Series B, 5.000% due 12/1/36(c)	30,365
60,000	A-	Series C, 5.000% due 12/1/22	62,882
65,000	A-	Series C, 5.000% due 12/1/23	70,977
70,000	A-	Series C, 5.000% due 12/1/24	79,453
70,000	A-	Series C, 5.000% due 12/1/25	82,105
45,000	A-	Series C, 5.000% due 12/1/26	54,321
45,000	A-	Series C, 5.000% due 12/1/27	55,733
		Western Michigan University, Revenue Bonds, AGM:
700,000	AA	Series C, 5.000% due 11/15/36	915,007
800,000	AA	Series C, 5.000% due 11/15/38	1,041,244
950,000	AA	Series C, 5.000% due 11/15/40	1,229,710
		Total Michigan	19,515,258
Minnesota - 2.5%
2,500,000	AAA	Metropolitan Council, GO, Series I, 3.000% due 3/1/27	2,514,601
		State of Minnesota, GO:
6,870,000	AAA	Series A, 5.000% due 8/1/29	8,205,877
1,000,000	AAA	Series A, 5.000% due 8/1/32	1,288,031
5,000,000	AAA	Series A, 5.000% due 8/1/37	6,303,586
4,835,000	AAA	Series B, 5.000% due 8/1/27	5,983,697
		Total Minnesota	24,295,792
Mississippi - 0.8%
		Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds:
225,000	A2(a)	5.000% due 1/1/30	285,809
435,000	A2(a)	5.000% due 1/1/34	541,158
170,000	A+	5.000% due 10/1/40(b)	200,815
		State of Mississippi, GO:
160,000	AA	Series A, 5.000% due 10/1/30	197,893
1,250,000	AA	Series A, 5.000% due 10/1/34	1,542,057
4,000,000	AA	Series C, 5.000% due 10/1/35(e)	5,042,114
		Total Mississippi	7,809,846
Missouri - 0.4%
		Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds:
30,000	A+	5.000% due 5/15/29	35,002
30,000	A+	5.000% due 5/15/30	34,869
30,000	A+	5.000% due 5/15/31	34,783
85,000	A+	5.000% due 5/15/36	98,314
20,000	A+	Series B, 4.000% due 2/1/40	21,951
70,000	A+	Series B, 5.000% due 2/1/30	79,852
80,000	A+	Series B, 5.000% due 2/1/32	90,796
65,000	A+	Series B, 5.000% due 2/1/36	73,074
105,000	A+	Series B, 5.000% due 2/1/45	116,970
2,500,000	AAA	Metropolitan St Louis Sewer District, Revenue Bonds, Series A, 5.000% due 5/1/37	3,019,447

Schedules of Investments

November 30, 2021 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Missouri - 0.4% - (continued)
$65,000	AA+	Missouri Housing Development Commission, Revenue Bonds, 4.000% due 5/1/50	$71,345
		Total Missouri	3,676,403
Montana - 0.0%
		Montana Board of Housing, Revenue Bonds:
65,000	AA+	Series A-1, 4.000% due 12/1/47(c)	68,402
40,000	AA+	Series B, 4.000% due 6/1/50	44,604
		Montana Facility Finance Authority, Revenue Bonds:
40,000	A+(f)	5.000% due 2/15/22	40,370
60,000	A+(f)	5.000% due 2/15/23	63,236
60,000	A+(f)	5.000% due 2/15/24	65,751
60,000	A+(f)	5.000% due 2/15/25	68,126
90,000	A+(f)	5.000% due 2/15/26	105,436
		Total Montana	455,925
Nebraska - 0.1%
		Nebraska Investment Finance Authority, Revenue Bonds:
205,000	AA+	Series B, 4.000% due 9/1/49(c)	222,799
210,000	AA+	Series E, 3.750% due 9/1/49(c)	224,446
		Nebraska Public Power District, Revenue Bonds:
115,000	A+	Series B, 5.000% due 1/1/31	134,320
125,000	A+	Series B, 5.000% due 1/1/34	146,045
155,000	A+	Series B, 5.000% due 1/1/36	180,660
		Total Nebraska	908,270
Nevada - 1.0%
		City of Carson City NV, Revenue Bonds:
20,000	A-	5.000% due 9/1/24	22,314
15,000	A-	5.000% due 9/1/28	18,173
20,000	A-	5.000% due 9/1/30	23,994
20,000	A-	5.000% due 9/1/32	23,893
20,000	A-	5.000% due 9/1/34	23,831
		Clark County School District, GO:
65,000	A+	Series A, 5.000% due 6/15/23	69,658
1,000,000	A+	Series C, 5.000% due 6/15/23	1,071,665
2,250,000	AA+	County of Clark NV, GO, Series A, 5.000% due 6/1/35	2,775,987
1,300,000	A+	County of Washoe NV, Revenue Bonds, 2.050% due 3/1/36(b)(c)	1,307,376
		Las Vegas Valley Water District, GO:
85,000	AA	Series A, 5.000% due 6/1/32	100,654
145,000	AA	Series A, 5.000% due 6/1/33	171,633
155,000	AA	Series A, 5.000% due 6/1/34	183,394
30,000	AA	Series B, 5.000% due 6/1/22	30,723
60,000	AA	Series B, 5.000% due 6/1/23	61,417
60,000	AA	Series B, 5.000% due 6/1/24	61,434
30,000	AA	Series B, 5.000% due 6/1/25	30,711
110,000	AA+	Nevada Housing Division, Revenue Bonds, Series B, 4.000% due 10/1/49	120,307
		State of Nevada, GO:
80,000	AA+	5.000% due 3/1/25	84,635
2,665,000	AA+	Series A, 5.000% due 5/1/27	3,263,122
		Total Nevada	9,444,921
New Hampshire - 0.2%
740,000	A-	New Hampshire Business Finance Authority, Revenue Bonds, 2.150% due 7/1/27(b)(c)	764,787
		New Hampshire Health & Education Facilities Authority Act, Revenue Bonds:
40,000	BBB+	4.000% due 7/1/22	40,817
25,000	A-	4.000% due 10/1/38	27,647
40,000	AA-	5.000% due 7/1/24	44,705
35,000	BBB+	5.000% due 7/1/26	35,831

Schedules of Investments

November 30, 2021 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
New Hampshire - 0.2% - (continued)
$135,000	A-	5.000% due 10/1/26	$161,400
145,000	A-	5.000% due 10/1/27	173,010
60,000	A-	5.000% due 10/1/28	71,256
70,000	AA-	5.000% due 7/1/30	86,424
65,000	A	5.000% due 8/1/30	79,815
210,000	A-	5.000% due 10/1/30	247,336
70,000	A2(a)	Series A, Prerefunded 10/1/22 @ 100, 5.000% due 10/1/43(d)	72,757
		New Hampshire State Turnpike System, Revenue Bonds:
65,000	AA-	Series B, 5.000% due 2/1/22	65,515
65,000	AA-	Series B, 5.000% due 2/1/23	65,508
50,000	AA-	Series B, 5.000% due 2/1/24	50,387
		Total New Hampshire	1,987,195
New Jersey - 2.1%
		Camden County Improvement Authority, Revenue Bonds:
60,000	BBB+	5.000% due 2/15/24	65,724
30,000	BBB+	5.000% due 2/15/25	32,860
		City of Bayonne NJ, GO:
45,000	AA	Series Prerefunded 7/1/26 @ 100, 5.000% due 7/1/31(d)	53,921
30,000	AA	Series Prerefunded 7/1/26 @ 100, 5.000% due 7/1/32(d)	35,948
30,000	AA	Series Prerefunded 7/1/26 @ 100, 5.000% due 7/1/33(d)	35,948
		New Jersey Economic Development Authority, Revenue Bonds:
40,000	BBB	5.000% due 3/1/25	42,245
850,000	BBB	5.000% due 11/1/34	1,059,236
1,000,000	BBB	Series EEE, 5.000% due 6/15/30	1,245,634
270,000	BBB	Series NN, 5.000% due 3/1/23	285,397
370,000	BBB	Series NN, 5.000% due 3/1/24	390,816
580,000	BBB	Series XX, 5.000% due 6/15/26	666,098
55,000	Baa1(a)	New Jersey Educational Facilities Authority, Revenue Bonds, Series A, 5.000% due 7/1/29	64,820
		New Jersey Health Care Facilities Financing Authority, Revenue Bonds:
620,000	AA-	5.000% due 7/1/42(b)	716,314
625,000	AA-	5.000% due 7/1/45(b)	742,916
15,000	AA	Series A, 5.000% due 7/1/28	17,940
45,000	AA	Series A, 5.000% due 7/1/33	53,394
		New Jersey Higher Education Student Assistance Authority, Revenue Bonds:
40,000	AA	Series 1A, 5.000% due 12/1/22(c)	41,819
100,000	AA	Series 1A, 5.000% due 12/1/24(c)	113,024
40,000	AAA	Series 1B, 5.000% due 12/1/21(c)	40,000
165,000	Aa1(a)	Series A, 5.000% due 12/1/22	172,672
115,000	Aa1(a)	Series A, 5.000% due 12/1/23	125,406
65,000	Aa1(a)	Series A, 5.000% due 12/1/24	73,466
125,000	Aa1(a)	Series A, 5.000% due 12/1/25	145,431
		New Jersey Transportation Trust Fund Authority, Revenue Bonds:
100,000	BBB	4.000% due 12/15/39	114,433
5,000,000	A+	5.000% due 6/15/24	5,560,975
435,000	A+	5.000% due 6/15/27	514,809
1,320,000	BBB	5.000% due 12/15/28	1,655,785
200,000	BBB	5.000% due 12/15/39	246,799
870,000	BBB	Series A, zero coupon, due 12/15/27	794,518
195,000	BBB	Series A, zero coupon, due 12/15/28	173,803
220,000	BBB	Series A, 5.000% due 12/15/33	270,855
2,000,000	BBB	Series A, 5.000% due 12/15/34	2,457,359
215,000	BBB	Series AA, 5.000% due 6/15/23	220,426
345,000	BBB	Series AA, 5.000% due 6/15/24	353,706
360,000	BBB	Series AA, 5.000% due 6/15/25	399,418

Schedules of Investments

November 30, 2021 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
New Jersey - 2.1% - (continued)
$215,000	BBB	Series AA, 5.000% due 6/15/26	$238,541
145,000	BBB	Series AA, 5.000% due 6/15/29	148,659
1,000,000	A+	New Jersey Turnpike Authority, Revenue Bonds, Series A, 4.000% due 1/1/42	1,191,719
		Total New Jersey	20,562,834
New Mexico - 0.4%
2,350,000	AAA	New Mexico Finance Authority, Revenue Bonds, 5.000% due 6/1/29	3,030,684
490,000	AA	New Mexico Hospital Equipment Loan Council, Revenue Bonds, Series B, 5.000% due 8/1/49(b)	565,654
160,000	Aaa(a)	New Mexico Mortgage Finance Authority, Revenue Bonds, Series D, 3.750% due 1/1/50	174,081
		Total New Mexico	3,770,419
New York - 9.2%
		City of New York NY, GO:
190,000	AA	Series A, 5.000% due 8/1/22	196,113
5,880,000	AA	Series B1, 5.000% due 11/1/30	7,777,169
2,035,000	AA	Series B1, 5.000% due 12/1/38	2,430,026
90,000	AA	Series C, 5.000% due 8/1/27	102,486
5,000,000	AA	Series D1, 5.000% due 12/1/34	6,296,436
1,000,000	AA	Series F1, 5.000% due 4/1/43	1,224,373
2,000,000	AA	Series H, 5.000% due 1/1/36	2,481,851
90,000	AA	Series J, 5.000% due 8/1/22	92,898
1,925,000	AA	County of Nassau NY, GO, Series A, AGM-Insured, 5.000% due 4/1/32	2,371,530
		Hudson Yards Infrastructure Corp., Revenue Bonds:
115,000	AA-	Series A, 5.000% due 2/15/32	138,184
215,000	AA-	Series A, 5.000% due 2/15/35	257,182
		Long Island Power Authority, Revenue Bonds:
1,020,000	A	Series B, 1.650% due 9/1/49(b)	1,045,824
60,000	NR	Series B, 5.000% due 9/1/22	62,161
45,000	A	Series B, 5.000% due 9/1/23	48,741
40,000	A	Series B, 5.000% due 9/1/24	45,096
		Metropolitan Transportation Authority, Revenue Bonds:
125,000	BBB+	Series A1, 5.000% due 11/15/35	140,121
145,000	BBB+	Series A1, 5.000% due 11/15/36	162,673
245,000	BBB+	Series A2, 5.000% due 11/15/29	290,875
270,000	BBB+	Series B, 5.000% due 11/15/30	316,236
290,000	BBB+	Series C1, 5.000% due 11/15/27	344,416
685,000	BBB+	Series C1, 5.000% due 11/15/28	792,103
300,000	BBB+	Series C1, 5.000% due 11/15/31	362,470
415,000	BBB+	Series D1, 5.000% due 11/15/30	462,467
		MTA Hudson Rail Yards Trust Obligations, Revenue Bonds:
370,000	A3(a)	Series A, 5.000% due 11/15/51	370,913
860,000	A3(a)	Series A, 5.000% due 11/15/56	916,671
3,000,000	AA	New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, Series S1, 5.000% due 7/15/29	3,689,771
		New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds:
2,500,000	AAA	0.040% due 8/1/45(b)	2,500,000
275,000	AAA	Series C2, 5.000% due 5/1/32	342,634
5,390,000	AAA	Series E1, 4.000% due 2/1/38	6,459,559
		New York City Water & Sewer System, Revenue Bonds:
4,285,000	AA+	0.040% due 6/15/50(b)	4,285,000
1,725,000	AA+	5.000% due 6/15/23	1,851,229
1,100,000	AA+	5.000% due 6/15/29	1,425,335
		New York State Dormitory Authority, Revenue Bonds:
385,000	AA	5.000% due 5/15/23	393,339
475,000	A-	5.000% due 5/1/48(b)	535,069

Schedules of Investments

November 30, 2021 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
New York - 9.2% - (continued)
$2,500,000	AA+	Series A, 4.000% due 3/15/37	$3,015,167
5,000,000	Aa2(a)	Series A, 5.000% due 9/15/22	5,190,277
4,500,000	AA	AGM, Series A, 5.000% due 10/1/33	5,781,276
4,000,000	Aa2(a)	Series A, 5.250% due 3/15/38	5,089,469
2,150,000	AAA	New York State Environmental Facilities Corp., Revenue Bonds, Series A, 5.000% due 6/15/33	2,708,997
		New York State Urban Development Corp., Revenue Bonds:
2,500,000	AA+	Series A, 3.000% due 3/15/50	2,643,523
65,000	AA+	Series A, 5.000% due 3/15/22	65,908
80,000	AA+	Series A, 5.000% due 3/15/32	96,690
175,000	AA-	Onondaga Civic Development Corp., Revenue Bonds, Series A, 5.000% due 12/1/33	228,309
5,000,000	A+	Port Authority of New York & New Jersey, Revenue Bonds, Series 207, 5.000% due 9/15/24(c)	5,615,690
400,000	AA+	Sales Tax Asset Receivable Corp., Revenue Bonds, Series A, Prerefunded 10/15/24 @ 100, 4.000% due 10/15/32(d)	441,718
80,000	Aa1(a)	State of New York Mortgage Agency, Revenue Bonds, Series 211, 3.500% due 10/1/32(c)	86,231
		Triborough Bridge & Tunnel Authority, Revenue Bonds:
4,000,000	AA-	Series A, Prerefunded 1/1/22 @ 100, 5.000% due 1/1/26(d)	4,015,692
2,500,000	AA+	Series A1, 4.000% due 5/15/46	2,960,227
85,000	AA-	Series B, 5.000% due 11/15/23	92,772
115,000	AA-	Series B, 5.000% due 11/15/24	125,326
		Total New York	88,368,223
North Carolina - 0.2%
		County of New Hanover NC, Revenue Bonds:
25,000	WR(a)	5.000% due 10/1/27	30,758
205,000	WR(a)	Series Prerefunded 10/1/27 @ 100, 5.000% due 10/1/47(d)	252,323
655,000	AA-	North Carolina Medical Care Commission, Revenue Bonds, 2.200% due 12/1/48(b)	660,957
105,000	Aa3(a)	Raleigh Durham Airport Authority, Revenue Bonds, Series A, 5.000% due 5/1/29(c)	132,595
		State of North Carolina, Revenue Bonds:
330,000	AA	5.000% due 3/1/22	333,967
290,000	AA	5.000% due 3/1/23	307,215
		Total North Carolina	1,717,815
Ohio - 2.3%
		American Municipal Power Inc., Revenue Bonds:
60,000	A	5.000% due 2/15/22	60,586
40,000	A	5.000% due 2/15/42	40,390
65,000	A	Series Prerefunded 2/15/22 @ 100, 5.000% due 2/15/23(d)	65,633
60,000	A	Series Prerefunded 2/15/22 @ 100, 5.000% due 2/15/24(d)	60,585
		City of Cleveland OH Airport System Revenue, Revenue Bonds, AGM:
30,000	AA	Series A, 5.000% due 1/1/26	34,054
45,000	AA	Series A, 5.000% due 1/1/28	51,007
65,000	AA	Series A, 5.000% due 1/1/29	73,655
60,000	AA	Series A, 5.000% due 1/1/30	67,989
		Cleveland Department of Public Utilities Division of Water, Revenue Bonds:
35,000	AA	Series A, Prerefunded 1/1/22 @ 100, 5.000% due 1/1/26(d)	35,137
45,000	AA	Series A, Prerefunded 1/1/22 @ 100, 5.000% due 1/1/27(d)	45,176
55,000	AA	Columbus City School District, GO, 5.000% due 12/1/32	65,049
		County of Allen OH Hospital Facilities Revenue, Revenue Bonds:
125,000	A+	5.000% due 12/1/29	161,470
125,000	A+	5.000% due 12/1/30	162,529
80,000	A+	Series B, 5.000% due 8/1/47(b)	81,560
60,000	Aa2(a)	County of Franklin OH, Revenue Bonds, 5.000% due 11/1/26	72,287
140,000	A-	County of Hamilton OH, Revenue Bonds, 5.250% due 6/1/26	143,151
465,000	A3(a)	County of Scioto OH, Revenue Bonds, 5.000% due 2/15/29	540,933

Schedules of Investments

November 30, 2021 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Ohio - 2.3% - (continued)
$285,000	Aa3(a)	Miami University/Oxford OH, Revenue Bonds, Series A, 5.000% due 9/1/30	$375,388
50,000	Aaa(a)	Ohio Housing Finance Agency, Revenue Bonds, Series B, 4.500% due 3/1/50	55,318
1,000,000	AA	Ohio State University, Revenue Bonds, Series A, 5.000% due 12/1/30	1,333,956
2,000,000	AAA	Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds, Series A, 0.040% due 12/1/36(b)	2,000,000
		State of Ohio, GO:
1,000,000	AA+	Series A, 5.000% due 3/1/28	1,253,292
1,000,000	AA+	Series A, 5.000% due 3/1/29	1,284,155
2,000,000	AA+	Series B, 5.000% due 2/1/31	2,678,144
1,565,000	AA+	Series C, 5.000% due 3/15/28	1,963,356
1,750,000	AA+	Series C, 5.000% due 3/15/29	2,249,218
1,920,000	AA+	Series C, 5.000% due 3/15/30	2,520,369
2,000,000	AA+	Series C, 5.000% due 3/15/31	2,685,602
		State of Ohio, Revenue Bonds:
1,100,000	A	4.000% due 1/15/40	1,253,369
75,000	AA	5.000% due 1/1/27	90,994
145,000	AA	5.000% due 1/1/29	180,129
90,000	A	Series A, 4.000% due 1/15/50	102,342
		Total Ohio	21,786,823
Oklahoma - 0.2%
560,000	AA-	Canadian County Educational Facilities Authority, Revenue Bonds, 5.000% due 9/1/26	671,689
		Grand River Dam Authority, Revenue Bonds:
35,000	AA-	Series A, 5.000% due 6/1/27	38,792
45,000	AA-	Series A, 5.000% due 6/1/28	49,893
90,000	WR(a)	Oklahoma Development Finance Authority, Revenue Bonds, Series Prerefunded 2/15/22 @ 100, 5.000% due 2/15/23(d)	90,877
		Oklahoma Municipal Power Authority, Revenue Bonds:
50,000	A	Series A, Prerefunded 1/1/25 @ 100, 5.000% due 1/1/26(d)	56,947
175,000	A	Series A, Prerefunded 1/1/25 @ 100, 5.000% due 1/1/27(d)	199,316
60,000	A	Series A, Prerefunded 1/1/25 @ 100, 5.000% due 1/1/28(d)	68,337
45,000	A	Series A, Prerefunded 1/1/25 @ 100, 5.000% due 1/1/29(d)	51,253
60,000	A	Series B, 5.000% due 1/1/27	67,814
600,000	AAA	Oklahoma Water Resources Board, Revenue Bonds, Series A, 4.000% due 4/1/35	729,584
		Total Oklahoma	2,024,502
Oregon - 0.9%
85,000	Aa1(a)	Hillsboro School District No 1J, GO, 5.000% due 6/15/30	104,510
3,800,000	A+	Oregon State Business Development Commission, Revenue Bonds, Series 232, 2.400% due 12/1/40(b)	3,921,048
		Port of Portland OR Airport Revenue, Revenue Bonds:
300,000	A+	5.000% due 7/1/28(c)	372,674
165,000	A+	5.000% due 7/1/29	204,701
205,000	A+	Series 24B, 5.000% due 7/1/32(c)	243,034
2,675,000	AA+	Salem-Keizer School District No 24J, GO, 5.000% due 6/15/32	3,346,291
		Total Oregon	8,192,258
Pennsylvania - 1.7%
		City of Philadelphia PA, GO:
550,000	A	Series A, 5.000% due 8/1/22	567,632
1,000,000	A	Series B, 5.000% due 2/1/24	1,098,587
85,000	A	Series B, 5.000% due 8/1/27	98,459
300,000	A	Series B, 5.000% due 8/1/29	346,320
320,000	A	Series B, 5.000% due 8/1/30	369,408
335,000	A	Series B, 5.000% due 8/1/31	386,592
		City of Philadelphia PA Airport Revenue, Revenue Bonds:
50,000	A-	Series B, 5.000% due 7/1/30(c)	60,431
70,000	A-	Series B, 5.000% due 7/1/31(c)	84,365

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Pennsylvania - 1.7% - (continued)
		Commonwealth Financing Authority, Revenue Bonds:
$1,010,000	A	Series A, 5.000% due 6/1/28	$1,263,787
500,000	A	Series B, 5.000% due 6/1/25	576,380
		Commonwealth of Pennsylvania, GO:
290,000	A+	5.000% due 10/15/27	314,922
810,000	A+	5.000% due 9/15/29	969,695
		General Authority of Southcentral Pennsylvania, Revenue Bonds:
190,000	Aa3(a)	5.000% due 6/1/38	239,030
310,000	Aa3(a)	5.000% due 6/1/39	388,816
		Lancaster County Hospital Authority, Revenue Bonds:
800,000	A+	5.000% due 11/1/38	1,002,981
1,000,000	A+	5.000% due 11/1/39	1,251,446
1,000,000	A	Lehigh County Industrial Development Authority, Revenue Bonds, Series A, 1.800% due 9/1/29(b)	1,009,744
		Montgomery County Higher Education & Health Authority, Revenue Bonds:
325,000	A	5.000% due 9/1/33	405,736
110,000	A	Series A, AMBAC, 6.000% due 6/1/22	113,142
1,000,000	A+	Northampton County General Purpose Authority, Revenue Bonds, 5.000% due 11/1/27	1,234,015
60,000	A	Pennsylvania Economic Development Financing Authority, Revenue Bonds, 5.000% due 3/1/22	60,671
		Pennsylvania Higher Educational Facilities Authority, Revenue Bonds:
775,000	AA	4.000% due 8/15/38(e)	912,626
900,000	AA	5.000% due 8/15/32(e)	1,179,483
35,000	AA	Series A, 5.000% due 8/15/27	43,139
35,000	AA	Series A, 5.000% due 8/15/28	42,899
60,000	AA	Series A, 5.000% due 8/15/30	73,454
		Pennsylvania Turnpike Commission, Revenue Bonds:
1,300,000	A1(a)	5.000% due 12/1/46	1,679,535
15,000	A1(a)	Series A1, 5.000% due 12/1/22	15,710
15,000	A1(a)	Series A1, 5.000% due 12/1/23	16,398
45,000	A1(a)	Series A1, 5.000% due 12/1/29	55,282
30,000	A1(a)	Series A1, 5.000% due 12/1/34	36,588
35,000	A	Series A2, 5.000% due 12/1/28	42,312
35,000	A	Series A2, 5.000% due 12/1/33	43,832
		Philadelphia Gas Works Co., Revenue Bonds:
30,000	A	5.000% due 8/1/23	32,317
20,000	A	5.000% due 8/1/24	22,299
250,000	AA	Pittsburgh Water & Sewer Authority, Revenue Bonds, Series A, AGM-Insured, 5.000% due 9/1/44	312,827
40,000	A2(a)	State Public School Building Authority, Revenue Bonds, 5.000% due 6/1/26	45,930
		Total Pennsylvania	16,396,790
Rhode Island - 0.5%
		Rhode Island Health & Educational Building Corp., Revenue Bonds:
240,000	AA	AGM, 5.000% due 5/15/25	276,249
2,000,000	AA+	Series A, 5.000% due 9/1/29	2,461,974
135,000	AA+	Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds, Series 70, 4.000% due 10/1/49	147,314
		Rhode Island Student Loan Authority, Revenue Bonds:
60,000	AA	Series A, 3.500% due 12/1/34(c)	61,890
1,125,000	AA	Series A, 5.000% due 12/1/26(c)	1,337,334
		Tobacco Settlement Financing Corp., Revenue Bonds:
55,000	BBB	Series A, 5.000% due 6/1/27	62,967
70,000	BBB	Series A, 5.000% due 6/1/28	79,822
		Total Rhode Island	4,427,550

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
South Carolina - 1.5%
		Beaufort-Jasper Water & Sewer Authority, Revenue Bonds:
$30,000	AA+	Series B, 5.000% due 3/1/22	$30,361
30,000	AA+	Series B, 5.000% due 3/1/24	33,123
30,000	AA+	Series B, 5.000% due 3/1/25	34,406
2,500,000	AAA	County of Charleston SC, GO, Series C, 5.000% due 11/1/27	3,119,299
8,000,000	Aa2(a)	Patriots Energy Group Financing Agency, Revenue Bonds, Series A, 4.000% due 10/1/48(b)	8,565,339
		Scago Educational Facilities Corp. for Colleton School District, Revenue Bonds:
115,000	A-	5.000% due 12/1/27	130,876
95,000	A-	5.000% due 12/1/29	108,246
		South Carolina Jobs-Economic Development Authority, Revenue Bonds:
65,000	A+	5.000% due 2/1/22	65,509
30,000	A+	5.000% due 2/1/24	32,985
50,000	A+	5.000% due 2/1/25	57,072
50,000	A+	5.000% due 2/1/26	58,959
		South Carolina Ports Authority, Revenue Bonds:
65,000	A+	5.000% due 7/1/28(c)	80,933
140,000	A+	5.000% due 7/1/30(c)	172,849
		South Carolina Public Service Authority, Revenue Bonds:
515,000	A	Series A, 5.500% due 12/1/54	575,095
185,000	A	Series B, 5.000% due 12/1/35	221,161
275,000	A	Series B, 5.000% due 12/1/36	328,455
115,000	A	Series C, 5.000% due 12/1/25	130,141
115,000	A	Series C, 5.000% due 12/1/26	130,018
90,000	A	Series C, 5.000% due 12/1/27	101,473
105,000	A	Series C, 5.000% due 12/1/46	118,146
190,000	A	Series E, 5.500% due 12/1/53	208,204
		South Carolina State Housing Finance & Development Authority, Revenue Bonds:
175,000	Aaa(a)	Series A, 4.000% due 1/1/50	193,292
160,000	Aaa(a)	Series A, 4.000% due 7/1/50	177,201
		Total South Carolina	14,673,143
South Dakota - 0.0%
		South Dakota Health & Educational Facilities Authority, Revenue Bonds:
30,000	AA-	5.000% due 7/1/23	32,205
15,000	AA-	5.000% due 7/1/24	16,744
10,000	AA-	5.000% due 7/1/27	12,225
50,000	AA-	5.000% due 7/1/33	60,658
40,000	AA-	5.000% due 7/1/35	48,482
35,000	A+	Series B, 5.000% due 11/1/24	39,614
35,000	A+	Series B, 5.000% due 11/1/25	39,538
5,000	A+	Series B, 5.000% due 11/1/26	5,645
		Total South Dakota	255,111
Tennessee - 1.9%
1,585,000	AAA	City of Chattanooga TN, GO, Series A, 4.000% due 2/1/33	1,898,706
3,970,000	AA	City of Pigeon Forge TN, GO, Series B, 5.000% due 6/1/27	4,874,307
		Greeneville Health & Educational Facilities Board, Revenue Bonds:
30,000	A-	Series A, 5.000% due 7/1/29	37,017
35,000	A-	Series A, 5.000% due 7/1/30	43,014
		Knox County Health Educational & Housing Facility Board, Revenue Bonds:
35,000	BBB	5.000% due 9/1/22	36,183
30,000	BBB	5.000% due 4/1/24	33,012
30,000	BBB	5.000% due 9/1/24	33,515
40,000	BBB	5.000% due 4/1/25	45,581

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Tennessee - 1.9% - (continued)
		Tennergy Corp., Revenue Bonds:
$3,250,000	A1(a)	Series A, 4.000% due 12/1/51(b)	$3,784,676
6,240,000	Aa2(a)	Series A, 5.000% due 2/1/50(b)	6,991,159
350,000	A2(a)	Tennessee Energy Acquisition Corp., Revenue Bonds, Series A, 4.000% due 5/1/48(b)	366,072
		Total Tennessee	18,143,242
Texas - 11.3%
1,895,000	AAA	Alamo Community College District, GO, 5.000% due 8/15/34	2,328,729
40,000	AA-	Austin Community College District, Revenue Bonds, AMBAC-Insured, zero coupon, due 2/1/22	39,976
		Board of Regents of the University of Texas System, Revenue Bonds:
90,000	AAA	Series B, 5.000% due 8/15/22	93,059
70,000	AAA	Series D, 5.000% due 8/15/22	72,379
80,000	AAA	Series E, 5.000% due 8/15/22	82,719
90,000	AAA	Series J, 5.000% due 8/15/22	93,059
6,990,000	Aaa(a)	Brazosport Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/15/29	8,938,869
		Central Texas Regional Mobility Authority, Revenue Bonds:
35,000	A-	Series A, Prerefunded 7/01/25 @ 100, 5.000% due 1/1/31(d)	40,539
30,000	A-	Series A, Prerefunded 7/01/25 @ 100, 5.000% due 1/1/32(d)	34,748
60,000	A-	Series A, Prerefunded 7/1/25 @ 100, 5.000% due 1/1/34(d)	69,496
160,000	A-	Series A, Prerefunded 7/1/25 @ 100, 5.000% due 1/1/40(d)	185,323
600,000	A-	Series B, 4.000% due 1/1/41	706,944
375,000	A-	Series B, 5.000% due 1/1/29	471,827
1,800,000	A-	Series E, 5.000% due 1/1/38	2,265,731
1,770,000	AAA	City of Austin TX, GO, 5.000% due 5/1/27	2,173,583
		City of Austin TX Airport System Revenue, Revenue Bonds:
165,000	A	5.000% due 11/15/26(c)	185,623
80,000	A	5.000% due 11/15/29(c)	89,899
45,000	AA	City of Austin TX Electric Utility Revenue, Revenue Bonds, Series A, 5.000% due 11/15/23	47,011
		City of Dallas TX, GO:
130,000	AA-	5.000% due 2/15/23	131,267
170,000	AA-	5.000% due 2/15/24	187,441
3,000,000	AAA	City of Dallas TX Waterworks & Sewer System Revenue, Revenue Bonds, Series A, 5.000% due 10/1/27	3,502,456
		City of Houston TX, GO:
2,000,000	AA	Series A, 5.000% due 3/1/22	2,024,043
60,000	Aa3(a)	Series A, 5.000% due 3/1/23	63,554
290,000	Aa3(a)	Series A, 5.000% due 3/1/24	320,121
120,000	Aa3(a)	Series A, 5.000% due 3/1/25	137,456
		City of Houston TX Airport System Revenue, Revenue Bonds:
50,000	A1(a)	Series A, 5.000% due 7/1/26(c)	59,228
60,000	A1(a)	Series A, 5.000% due 7/1/27(c)	72,842
30,000	A1(a)	Series A, 5.000% due 7/1/28(c)	37,267
350,000	A	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 7/1/23(c)(d)	359,612
90,000	A1(a)	Series B, 5.000% due 7/1/28	112,709
360,000	A1(a)	Series B, 5.000% due 7/1/29	449,091
190,000	A1(a)	Series B, 5.000% due 7/1/30	236,481
1,500,000	A1(a)	Series D, 5.000% due 7/1/25	1,735,665
2,005,000	A1(a)	Series D, 5.000% due 7/1/26	2,390,973
		City of Houston TX Combined Utility System Revenue, Revenue Bonds:
70,000	Aa2(a)	Series B, 5.000% due 11/15/33	83,938
75,000	AA	Series C, 5.000% due 5/15/28	83,212
355,000	Aa2(a)	Series C, 5.000% due 11/15/30	471,325
1,040,000	AAA	City of Irving TX, GO, 5.500% due 8/15/23	1,131,860

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Texas - 11.3% - (continued)
		City of San Antonio TX Airport System, Revenue Bonds:
$500,000	A-	Series A, 5.000% due 7/1/27(c)	$606,113
480,000	A	Series A, 5.000% due 7/1/28(c)	596,278
		City of San Antonio TX Electric & Gas Systems Revenue, Revenue Bonds:
1,000,000	A+	1.750% due 2/1/49(b)	1,045,599
45,000	AA-	5.000% due 2/1/29	55,204
30,000	AA-	5.000% due 2/1/30	36,794
45,000	AA-	5.000% due 2/1/31	55,137
35,000	AA-	5.000% due 2/1/33	42,739
90,000	AA-	5.250% due 2/1/25	103,589
1,500,000	A+	Series 2019, 2.750% due 2/1/48(b)	1,536,167
205,000	A+	Series B, 2.000% due 2/1/33(b)	205,000
		Comal Independent School District, GO, PSF-GTD:
3,000,000	Aaa(a)	5.000% due 2/1/27	3,649,945
2,000,000	Aaa(a)	5.000% due 2/1/28	2,498,440
		County of Harris TX, Revenue Bonds:
30,000	AA-	Series C, 5.000% due 8/15/24	31,007
110,000	AA-	Series C, 5.000% due 8/15/25	113,691
		County of Travis TX, GO:
85,000	AAA	Series A, 5.000% due 3/1/24	93,748
1,490,000	AAA	Series A, 5.000% due 3/1/38	1,872,797
2,215,000	AAA	County of Williamson TX, GO, 5.000% due 2/15/30	2,688,907
		Cypress-Fairbanks Independent School District, GO, PSF-GTD:
1,975,000	AAA	4.000% due 2/15/32	2,221,027
145,000	AAA	5.000% due 2/15/22	146,439
145,000	AAA	5.000% due 2/15/23	153,362
725,000	AAA	5.000% due 2/15/24	798,706
620,000	AAA	5.000% due 2/15/25	708,642
105,000	AAA	5.000% due 2/15/27	123,963
210,000	AA+	Dallas Area Rapid Transit, Revenue Bonds, AMBAC-Insured, 5.250% due 12/1/29	276,769
185,000	A2(a)	Dallas County Utility & Reclamation District, GO, 5.000% due 2/15/24	202,605
		Dallas Fort Worth International Airport, Revenue Bonds:
2,590,000	A	Series A, Prerefunded 11/1/22 @ 100, 5.000% due 11/1/29(c)(d)	2,700,245
85,000	A	Series B, Prerefunded 11/1/22 @ 100, 5.000% due 11/1/26(c)(d)	88,618
35,000	A	Series B, Prerefunded 11/1/22 @ 100, 5.000% due 11/1/27(c)(d)	36,490
80,000	A	Series B, Prerefunded 11/1/22 @ 100, 5.000% due 11/1/28(c)(d)	83,405
155,000	A	Series B, Prerefunded 11/1/22 @ 100, 5.000% due 11/1/30(c)(d)	161,598
330,000	A	Series B, Prerefunded 11/1/22 @ 100, 5.000% due 11/1/31(c)(d)	344,047
420,000	A	Series B, Prerefunded 11/1/22 @ 100, 5.000% due 11/1/32(c)(d)	437,878
290,000	A	Series B, Prerefunded 11/1/22 @ 100, 5.000% due 11/1/33(c)(d)	302,344
70,000	A	Series B, Prerefunded 11/1/22 @ 100, 5.000% due 11/1/34(c)(d)	72,980
1,500,000	A	Series E, 5.000% due 11/1/22(c)	1,564,839
		Dallas Independent School District, GO, PSF-GTD:
20,000	Aaa(a)	Series Prerefunded 2/15/22 @, 5.000% due 2/15/36(d)	20,197
85,000	Aaa(a)	Series Prerefunded 2/15/22 @, 5.000% due 2/15/36(b)(d)	85,840
		Eagle Mountain & Saginaw Independent School District, GO, PSF-GTD:
1,270,000	Aaa(a)	5.000% due 8/15/29	1,639,616
1,000,000	Aaa(a)	5.000% due 8/15/30	1,317,867
		Fort Worth Independent School District, GO, PSF-GTD:
80,000	AAA	5.000% due 2/15/22	80,787
105,000	AAA	5.000% due 2/15/26	124,107
		Grand Parkway Transportation Corp., Revenue Bonds:
150,000	AA+	Series A, 5.000% due 10/1/31	187,559
125,000	AA+	Series A, 5.000% due 10/1/32	156,213
190,000	AA+	Series A, 5.000% due 10/1/33	237,272

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Texas - 11.3% - (continued)
$145,000	AA+	Series A, 5.000% due 10/1/34	$180,894
70,000	BBB	Series A, 5.125% due 10/1/43	75,321
940,000	WR(a)	Gregg County Health Facilities Development Corp., Revenue Bonds, Series C, Prerefunded 7/1/22 @ 100, 5.000% due 7/1/42(d)	965,959
		Harris County Cultural Education Facilities Finance Corp., Revenue Bonds:
1,025,000	A+	5.000% due 6/1/24	1,141,601
590,000	A+	5.000% due 7/1/49(b)	643,318
		Irving Hospital Authority, Revenue Bonds:
15,000	A+	5.000% due 10/15/24	16,839
20,000	A+	5.000% due 10/15/26	23,597
15,000	A+	5.000% due 10/15/27	17,569
20,000	A+	5.000% due 10/15/29	23,216
30,000	A+	5.000% due 10/15/31	34,829
40,000	A+	5.000% due 10/15/35	46,402
30,000	A+	5.000% due 10/15/36	34,827
35,000	A+	5.000% due 10/15/39	40,612
45,000	A+	5.000% due 10/15/44	52,212
		Lamar Consolidated Independent School District, GO, PSF-GTD:
7,280,000	AAA	5.000% due 2/15/31	8,768,238
7,050,000	AAA	5.000% due 2/15/34	8,475,330
1,225,000	AA+	Lewisville Independent School District, GO, Series B, 5.000% due 8/15/28	1,420,749
		Love Field Airport Modernization Corp., Revenue Bonds:
40,000	A-	5.000% due 11/1/30(c)	46,237
90,000	A-	5.000% due 11/1/31(c)	103,883
		Lower Colorado River Authority, Revenue Bonds:
200,000	A	5.000% due 5/15/26	237,486
135,000	A	5.000% due 5/15/32	167,056
70,000	A	5.000% due 5/15/34	86,375
70,000	A	5.000% due 5/15/36	85,873
195,000	A	Series B, 5.000% due 5/15/25	224,380
85,000	A	Series B, 5.000% due 5/15/27	97,743
85,000	A	Series B, 5.000% due 5/15/28	97,586
245,000	A	Series B, 5.000% due 5/15/29	281,187
25,000	A	Series D, 5.000% due 5/15/22	25,547
20,000	A	Series D, 5.000% due 5/15/23	21,370
35,000	A	Series D, 5.000% due 5/15/24	38,850
40,000	A	Series D, 5.000% due 5/15/26	46,086
		Malakoff Independent School District, GO, PSF-GTD:
1,000,000	Aaa(a)	5.000% due 2/15/30	1,305,647
2,200,000	Aaa(a)	5.000% due 2/15/31	2,934,900
		New Hope Cultural Education Facilities Finance Corp., Revenue Bonds:
60,000	Aa3(a)	Series A, 5.000% due 8/15/24	67,354
45,000	Aa3(a)	Series A, 5.000% due 8/15/26	53,950
45,000	Aa3(a)	Series A, 5.000% due 8/15/27	55,296
70,000	Aa3(a)	Series A, 5.000% due 8/15/30	85,566
		Newark Higher Education Finance Corp., Revenue Bonds:
65,000	A3(a)	5.000% due 4/1/27	75,962
40,000	A3(a)	5.000% due 4/1/28	46,562
		North Harris County Regional Water Authority, Revenue Bonds:
30,000	AA-	4.000% due 12/15/23	31,139
55,000	AA-	4.000% due 12/15/24	57,068
		North Texas Tollway Authority, Revenue Bonds:
50,000	NR	5.000% due 1/1/23	52,579
145,000	NR	5.000% due 1/1/24	158,905
35,000	A+	Series A, 5.000% due 1/1/30	40,715

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Texas - 11.3% - (continued)
$40,000	A+	Series A, 5.000% due 1/1/33	$48,004
200,000	A+	Series A, 5.000% due 1/1/39	232,750
185,000	A	Series B, 5.000% due 1/1/25	210,486
290,000	A+	Series B, 5.000% due 1/1/29	328,614
160,000	A+	Series B, 5.000% due 1/1/30	181,656
20,000	A	Series B, 5.000% due 1/1/31	23,133
85,000	A	Series B, 5.000% due 1/1/32	101,203
685,000	Aaa(a)	Northside Independent School District, GO, PSF-GTD-Insured, 2.750% due 8/1/48(b)	710,485
		Permanent University Fund - University of Texas System, Revenue Bonds:
50,000	Aaa(a)	Series B, 5.000% due 7/1/22	51,409
50,000	Aaa(a)	Series B, 5.000% due 7/1/29	59,700
50,000	AAA	Rockwall Independent School District, GO, PSF-GTD-Insured, zero coupon, due 2/15/25	49,121
2,500,000	Aaa(a)	Round Rock Independent School District, GO, PSF-GTD, 5.000% due 8/1/29	3,233,525
1,195,000	Aaa(a)	San Antonio Independent School District, GO, Series A, PSF-GTD-Insured, 5.000% due 8/1/28	1,430,404
		San Antonio Public Facilities Corp., Revenue Bonds:
140,000	AA+	5.000% due 9/15/23	144,909
215,000	AA+	5.000% due 9/15/24	222,538
270,000	AA+	5.000% due 9/15/25	279,401
		San Antonio Water System, Revenue Bonds:
175,000	NR	5.000% due 5/15/22	178,818
2,000,000	AA	Series A, 5.000% due 5/15/36	2,482,850
390,000	AA	Series B, 2.000% due 5/1/44(b)	395,970
		San Jacinto Community College District, GO:
450,000	AA	5.000% due 2/15/29	574,385
435,000	AA	5.000% due 2/15/30	566,370
		State of Texas, GO:
2,500,000	AAA	5.000% due 10/1/24	2,776,869
150,000	AAA	5.000% due 8/1/26(c)	168,306
200,000	AAA	5.500% due 8/1/26(c)	243,157
350,000	AAA	Series B, 5.000% due 8/1/25(c)	377,821
		Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds:
165,000	AA	5.000% due 2/15/25	188,477
60,000	AA	5.000% due 2/15/34	70,864
30,000	AA-	Series Prerefunded 8/15/23 @ 100, 5.000% due 8/15/25(d)	32,392
45,000	AA-	Series Prerefunded 8/15/23 @ 100, 5.000% due 8/15/26(d)	48,588
45,000	AA-	Series Prerefunded 8/15/23 @ 100, 5.000% due 8/15/28(d)	48,588
110,000	AA-	Series Prerefunded 8/15/23 @ 100, 5.000% due 8/15/33(d)	118,771
155,000	A3(a)	Series Prerefunded 9/1/23 @ 100, 5.500% due 9/1/43(d)	168,915
165,000	AAA	Texas A&M University, Revenue Bonds, Series C, 5.000% due 5/15/23	176,406
		Texas Department of Housing & Community Affairs, Revenue Bonds:
406,430	Aaa(a)	2.950% due 7/1/36	444,673
385,000	AA+	Series A, 4.000% due 3/1/50	428,160
600,000	AA+	Texas Public Finance Authority, Revenue Bonds, 5.000% due 2/1/28	747,491
135,000	Aa2(a)	Texas State University System, Revenue Bonds, Series A, 5.000% due 3/15/29	163,588
		Texas Water Development Board, Revenue Bonds:
125,000	AAA	Series A, 5.000% due 4/15/22	127,248
180,000	AAA	Series A, 5.000% due 4/15/25	207,256
75,000	AAA	Series A, 5.000% due 10/15/25	87,829
125,000	AAA	Series A, 5.000% due 4/15/26	148,765
190,000	AAA	Series A, 5.000% due 4/15/29	236,415
505,000	AAA	Series A, 5.000% due 4/15/30	626,828
190,000	AA	University of Houston, Revenue Bonds, Series A, 5.000% due 2/15/30	223,312
		Total Texas	108,867,890

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Utah - 0.4%
		City of Salt Lake City UT Airport Revenue, Revenue Bonds:
$35,000	A	Series A, 5.000% due 7/1/26(c)	$41,425
115,000	A	Series A, 5.000% due 7/1/28(c)	139,176
155,000	A	Series A, 5.000% due 7/1/30(c)	189,942
375,000	AAA	State of Utah, GO, Series B, 5.000% due 7/1/22	385,544
85,000	A-	Utah Associated Municipal Power Systems, Revenue Bonds, Series A, Prerefunded 9/1/22 @ 100, 5.000% due 9/1/24(d)	88,084
2,500,000	AA-	Utah Transit Authority, Revenue Bonds, Series A, NPFG, 5.000% due 6/15/31	3,147,019
		Total Utah	3,991,190
Vermont - 0.2%
		Vermont Student Assistance Corp., Revenue Bonds:
750,000	A	Series A, 5.000% due 6/15/29(c)	915,614
675,000	A	Series A, 5.000% due 6/15/30(c)	834,459
		Total Vermont	1,750,073
Virginia - 3.3%
195,000	A+	Arlington County Industrial Development Authority, Revenue Bonds, 5.000% due 7/1/32	252,258
315,000	AAA	City of Chesapeake VA, GO, Series A, 5.000% due 8/1/34	415,789
30,000	BBB+	City of Chesapeake VA Chesapeake Expressway Toll Road Revenue, Revenue Bonds, Series A, 5.000% due 7/15/22	30,861
2,635,000	AAA	City of Suffolk VA, GO, Series A, 5.000% due 2/1/27	3,216,346
5,000,000	AAA	Commonwealth of Virginia, GO, Series B, 4.000% due 6/1/24	5,280,323
2,000,000	AAA	County of Fairfax VA Sewer Revenue, Revenue Bonds, Series A, 5.000% due 7/15/46	2,640,252
		Fredericksburg Economic Development Authority, Revenue Bonds:
40,000	A3(a)	5.000% due 6/15/27	44,274
40,000	A3(a)	5.000% due 6/15/29	44,135
45,000	A3(a)	5.000% due 6/15/33	49,592
		Hampton Roads Transportation Accountability Commission, Revenue Bonds:
4,000,000	A+	Series A, 5.000% due 7/1/26	4,776,005
3,180,000	AA	Series A, 5.000% due 7/1/35	3,906,446
1,065,000	A-	King George County Economic Development Authority, Revenue Bonds, 2.500% due 6/1/23(b)(c)	1,094,793
320,000	AA	Norfolk Economic Development Authority, Revenue Bonds, Series B, 5.000% due 11/1/48(b)	403,369
		Stafford County Economic Development Authority, Revenue Bonds:
20,000	A3(a)	4.000% due 6/15/37	22,108
50,000	A3(a)	5.000% due 6/15/32	58,313
65,000	A3(a)	5.000% due 6/15/34	75,649
		Virginia College Building Authority, Revenue Bonds:
1,670,000	AA+	5.000% due 2/1/25	1,909,611
2,805,000	AA+	Series A, 5.000% due 9/1/32	3,527,583
165,000	AA+	Series D, 5.000% due 2/1/26	195,088
265,000	AA+	Series E, 5.000% due 2/1/30	328,915
305,000	AA+	Series E, 5.000% due 2/1/31	377,132
360,000	AA+	Virginia Commonwealth Transportation Board, Revenue Bonds, Series A, 5.000% due 5/15/30	446,490
500,000	AAA	Virginia Resources Authority, Revenue Bonds, 5.000% due 11/1/29	652,741
1,000,000	AAA	Virginia Resources Authority Clean Water Revolving Fund, Revenue Bonds, 5.000% due 10/1/30	1,332,249
220,000	BBB-	Virginia Small Business Financing Authority, Revenue Bonds, 5.000% due 1/1/40(c)	220,817
		Winchester Economic Development Authority, Revenue Bonds:
60,000	A+	5.000% due 1/1/32	69,237
75,000	A+	5.000% due 1/1/33	86,557
100,000	BBB+	York County Economic Development Authority, Revenue Bonds, Series A, 1.900% due 5/1/33(b)	102,289
		Total Virginia	31,559,222

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Washington - 4.6%
$60,000	AA	Chelan County Public Utility District No 1, Revenue Bonds, Series A, NPFG, zero coupon, due 6/1/24	$59,173
3,550,000	AA+	City of Seattle WA Water System Revenue, Revenue Bonds, 5.000% due 8/1/27	4,388,960
		City of Tacoma WA Electric System Revenue, Revenue Bonds:
30,000	AA	5.000% due 1/1/29	36,199
35,000	AA	5.000% due 1/1/36	41,780
3,330,000	AA+	County of King WA Sewer Revenue, Revenue Bonds, Series A, 5.000% due 7/1/22	3,424,225
		Grant County Public Utility District No 2 Priest Rapids Hydroelectric Project, Revenue Bonds:
30,000	AA	Series A, 5.000% due 1/1/22	30,117
30,000	AA	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 1/1/23(d)	30,842
65,000	AA	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 1/1/24(d)	66,824
		Port of Seattle WA, Revenue Bonds:
25,000	A-	5.000% due 6/1/23(c)	26,721
35,000	A+	5.000% due 2/1/27	41,098
70,000	A+	5.000% due 2/1/29	81,882
85,000	A+	Series A, 5.000% due 5/1/29(c)	102,258
1,000,000	AA-	Series B, 5.000% due 10/1/26(c)	1,176,927
980,000	AA-	Series B, 5.000% due 10/1/27(c)	1,152,017
135,000	AA-	Series B, 5.000% due 10/1/29(c)	158,194
		State of Washington, GO:
50,000	AA+	Series 2017A, 5.000% due 8/1/27	60,028
3,405,000	AA+	Series A, 5.000% due 2/1/31	4,556,035
3,430,000	AA+	Series A, 5.000% due 8/1/32	4,292,777
3,000,000	AA+	Series A, 5.000% due 8/1/38	3,901,852
5,000,000	AA+	Series C, 5.000% due 2/1/33	6,344,727
2,500,000	AA+	Series E, 5.000% due 6/1/43	3,275,322
50,000	AA+	Series R2017A, 5.000% due 8/1/28	59,951
50,000	AA+	Series R2017A, 5.000% due 8/1/30	59,850
355,000	AA+	Series R2018C, 5.000% due 8/1/30	436,562
725,000	AA+	Series R2018D, 5.000% due 8/1/32	887,669
640,000	AA+	Series R2018D, 5.000% due 8/1/33	783,447
5,000,000	AA+	Series R2018D, 5.000% due 8/1/35	6,115,110
		Tobacco Settlement Authority, Revenue Bonds:
70,000	A	5.000% due 6/1/23	74,867
100,000	A	5.000% due 6/1/24	106,785
		Washington Health Care Facilities Authority, Revenue Bonds:
60,000	A	5.000% due 7/1/26	71,431
70,000	AA-	5.000% due 10/1/27	86,204
60,000	AA-	5.000% due 10/1/28	75,533
40,000	A+	5.000% due 1/1/29	45,641
90,000	A	5.000% due 7/1/29	111,053
20,000	A	5.000% due 7/1/34	24,374
780,000	A	5.000% due 7/1/42	939,525
115,000	AA-	Series A, 5.000% due 10/1/24	119,562
440,000	A-	Series A, 5.000% due 8/1/39	547,347
		Washington Higher Education Facilities Authority, Revenue Bonds:
15,000	Baa1(a)	Series A, 5.000% due 10/1/29	17,575
35,000	Baa1(a)	Series A, 5.000% due 10/1/30	40,829
40,000	Baa1(a)	Series A, 5.000% due 10/1/31	46,582
210,000	Baa1(a)	Series A, 5.000% due 10/1/33	243,993
		Total Washington	44,141,848
West Virginia - 1.6%
		State of West Virginia, GO:
9,860,000	AA-	Series B, 5.000% due 12/1/34	12,324,594

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
West Virginia - 1.6% - (continued)
$2,000,000	AA-	Series B, 5.000% due 6/1/35	$2,494,412
190,000	BBB+	West Virginia Hospital Finance Authority, Revenue Bonds, 5.000% due 1/1/33	233,430
		Total West Virginia	15,052,436
Wisconsin - 0.4%
160,000	A	Public Finance Authority, Revenue Bonds, 5.000% due 1/1/31	203,493
		Wisconsin Health & Educational Facilities Authority, Revenue Bonds:
400,000	A2(a)	5.000% due 10/1/23	433,462
255,000	A+	5.000% due 11/15/24	288,957
25,000	BBB+	5.000% due 5/1/26	27,441
50,000	A3(a)	5.000% due 6/1/27	51,155
195,000	A+	5.000% due 11/15/27	220,659
50,000	BBB+	5.000% due 5/1/28	54,585
25,000	BBB+	5.000% due 5/1/29	27,226
30,000	A3(a)	5.000% due 6/1/32	30,665
70,000	A3(a)	5.000% due 6/1/39	71,478
1,505,000	AA	5.000% due 8/15/54(b)	1,623,125
30,000	WR(a)	Series B, Prerefunded 7/1/23 @ 100, 5.000% due 7/1/25(d)	32,230
200,000	WR(a)	Series B, Prerefunded 7/1/23 @ 100, 5.000% due 7/1/36(d)	214,865
50,000	NR	Series C, Prerefunded 8/15/22 @ 100, 5.000% due 8/15/32(d)	51,689
490,000	AA	Wisconsin Housing & Economic Development Authority, Revenue Bonds, Series A, 3.500% due 9/1/50	534,123
		Total Wisconsin	3,865,153
		TOTAL MUNICIPAL BONDS (Cost - $842,540,829)	870,225,642
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $834,929,521)	870,225,642
SHORT-TERM INVESTMENTS - 10.0%
MUNICIPAL BONDS - 3.0%
4,000,000		Charleston County School District, GO, 4.000% due 5/11/22	4,069,221
10,000,000		City of Los Angeles CA, Revenue Notes, 4.000% due 6/23/22	10,218,054
5,200,000		Colorado State Education Loan Program, Revenue Notes, Series A, 4.000% due 6/29/22	5,317,331
5,000,000		County of Los Angeles CA, Revenue Notes, 4.000% due 6/30/22	5,112,471
3,500,000		Town of Tonawanda NY, GO, Series B, 1.500% due 8/26/22	3,534,677
		TOTAL MUNICIPAL BONDS (Cost - $28,251,551)	28,251,754

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Security	Value
TIME DEPOSITS - 7.0%
$34,628,955	Banco Bilbao Vizcaya Argentaria SA - Madrid, 0.005% due 12/1/21	$34,628,955
15,730,042	Skandinaviska Enskilda Banken AB - Stockholm, 0.005% due 12/1/21	15,730,042
17,336,760	Sumitomo Mitsui Banking Corp. - Tokyo, 0.005% due 12/1/21	17,336,760
	TOTAL TIME DEPOSITS (Cost - $67,695,757)	67,695,757
	TOTAL SHORT-TERM INVESTMENTS (Cost - $95,947,308)	95,947,511
	TOTAL INVESTMENTS - 100.6% (Cost - $930,876,829)	966,173,153
	Liabilities in Excess of Other Assets - (0.6)%	(5,429,021)
	TOTAL NET ASSETS - 100.0%	$960,744,132

††	All ratings are by Standard & Poor's Rating Service, unless otherwise noted.
(a)	Rating by Moody's Investors Service. All ratings are unaudited.
(b)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2021.
(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(d)	Pre-refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.
(e)	When-Issued or delayed delivery security.
(f)	Rating by Fitch Ratings Service. All ratings are unaudited.
(g)	Illiquid security. The aggregate value of illiquid holdings at November 30, 2021, amounts to approximately $210,837 and represents 0.02% of net assets.

Abbreviations used in this schedule:
AGM	—	Assured Guaranty Municipal Corporation
AMBAC	—	American Bond Assurance Corporation
COP	—	Certificate of Participation
GO	—	General Obligation
MTA	—	Metropolitan Transportation Authority
NPFG	—	National Public Finance Guarantee Corporation
PSF-GTD	—	Permanent School Fund Guaranteed

Schedules of Investments
November 30, 2021 (unaudited)

Destinations Municipal Fixed Income Fund (concluded)

Summary of Investments by Security Industry^
General Obligation	46.8%
Education	13.4
Water and Sewer	6.9
Health Care Providers & Services	6.6
Transportation	6.6
Airport	3.2
Power	1.9
Development	1.2
Nursing Homes	0.9
Single Family Housing	0.8
Utilities	0.8
Student Loan	0.4
Facilities	0.3
Pollution	0.1
Multifamily Housing	0.1
Tobacco Settlement	0.1
Bond Bank	0.0 *
Short-Term Investments	9.9
100.0%

^ As a percentage of total investments.

* Position represents less than 0.05%.

Schedules of Investments

November 30, 2021 (unaudited)

Destinations Shelter Fund

Shares/Units	Security	Value
COMMON STOCKS - 97.7%
BASIC MATERIALS - 2.0%
Chemicals - 1.7%
108	Albemarle Corp.	$28,781
355	Eastman Chemical Co.	37,023
384	Huntsman Corp.	12,169
477	Linde PLC	151,753
465	LyondellBasell Industries NV, Class A Shares	40,516
222	Nutrien Ltd.	14,679
104	Olin Corp.	5,652
223	RPM International Inc.	20,302
233	Sherwin-Williams Co.	77,179
	Total Chemicals	388,054
Forest Products & Paper - 0.1%
812	International Paper Co.	36,962

Iron/Steel - 0.0%
116	Steel Dynamics Inc.	6,937
401	Vale SA, ADR	4,960
	Total Iron/Steel	11,897
Mining - 0.2%
364	Barrick Gold Corp.	6,912
1,085	Freeport-McMoRan Inc.	40,232
145	Rio Tinto PLC, ADR	9,090
128	Southern Copper Corp.	7,488
	Total Mining	63,722
	TOTAL BASIC MATERIALS	500,635
COMMUNICATIONS - 15.6%
Internet - 11.9%
148	Alphabet Inc., Class A Shares*(a)	420,017
228	Alphabet Inc., Class C Shares*(a)	649,581
281	Amazon.com Inc.* (a)	985,487
38	Booking Holdings Inc.*	79,870
493	eBay Inc.	33,258
101	Lyft Inc., Class A Shares*	4,102
194	Match Group Inc.*	25,218
3	MercadoLibre Inc.*	3,565
1,557	Meta Platforms Inc., Class A Shares*(a)	505,184
305	Netflix Inc.*(a)	195,779
23	Palo Alto Networks Inc.*	12,580
16	Roku Inc., Class A Shares*	3,642
6	Shopify Inc., Class A Shares*	9,131
742	Twitter Inc.*	32,603
182	Uber Technologies Inc.*	6,916
158	VeriSign Inc.*	37,906
	Total Internet	3,004,839
Media - 1.9%
5	Cable One Inc.	8,860
3,474	Comcast Corp., Class A Shares	173,630
37	FactSet Research Systems Inc.	17,337
493	Fox Corp., Class A Shares	17,605
86	Liberty Broadband Corp., Class C Shares*	13,317
475	Liberty Global PLC, Class C Shares*	12,654
132	New York Times Co., Class A Shares	6,270
2,056	Sirius XM Holdings Inc.	12,542
472	ViacomCBS Inc., Class B Shares	14,608

Schedules of Investments

November 30, 2021 (unaudited)

Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMUNICATIONS - 15.6% - (continued)
Media - 1.9% - (continued)
1,279	Walt Disney Co.*(a)	$185,327
	Total Media	462,150
Telecommunications - 1.8%
3,865	Cisco Systems Inc. (a)	211,957
1,235	Telefonaktiebolaget LM Ericsson, ADR	12,350
4,260	Verizon Communications Inc.(a)	214,150
1,369	Vodafone Group PLC, ADR	20,097
	Total Telecommunications	458,554
	TOTAL COMMUNICATIONS	3,925,543
CONSUMER CYCLICAL - 10.5%
Airlines - 0.3%
2,010	Delta Air Lines Inc.*	72,762

Apparel - 0.7%
140	Capri Holdings Ltd.*	8,291
18	Deckers Outdoor Corp.*	7,297
972	NIKE Inc., Class B Shares	164,501
174	Skechers USA Inc., Class A Shares*	7,816
	Total Apparel	187,905
Auto Manufacturers - 2.6%
3,203	Ford Motor Co.	61,466
523	Tesla Inc.*(a)	598,709
	Total Auto Manufacturers	660,175
Auto Parts & Equipment - 0.2%
115	Autoliv Inc.	11,085
353	Gentex Corp.	12,154
254	Goodyear Tire & Rubber Co.*	5,108
141	Lear Corp.	23,658
133	Magna International Inc.	10,007
	Total Auto Parts & Equipment	62,012
Distribution/Wholesale - 0.2%
101	WW Grainger Inc.	48,622

Entertainment - 0.1%
126	DraftKings Inc., Class A Shares*	4,353
54	Scientific Games Corp.*	3,452
34	Vail Resorts Inc.	11,278
	Total Entertainment	19,083
Food Service - 0.1%
414	Aramark	13,828

Home Builders - 0.3%
522	DR Horton Inc.	50,999
389	Toll Brothers Inc.	24,690
	Total Home Builders	75,689
Home Furnishings - 0.1%
375	Leggett & Platt Inc.	15,146
69	Sony Group Corp., ADR	8,408
	Total Home Furnishings	23,554
Leisure Time - 0.1%
70	Brunswick Corp.	6,574
960	Carnival Corp.*	16,915
181	Harley-Davidson Inc.	6,630
104	Planet Fitness Inc., Class A Shares*	8,496
52	Polaris Inc.	5,813
	Total Leisure Time	44,428

Schedules of Investments

November 30, 2021 (unaudited)

Destinations Shelter Fund (continued)

Shares/Units	Security	Value
CONSUMER CYCLICAL - 10.5% - (continued)
Lodging - 0.1%
514	Las Vegas Sands Corp.*	$18,309

Retail - 5.7%
41	Burlington Stores Inc.*	12,018
391	Costco Wholesale Corp.	210,898
46	Dick's Sporting Goods Inc.	5,408
38	Five Below Inc.*	7,731
168	Foot Locker Inc.	7,668
735	Home Depot Inc. (a)	294,448
144	Kohl's Corp.	7,377
563	Lowe's Cos. Inc.	137,704
31	Lululemon Athletica Inc.*	14,087
574	McDonald's Corp.	140,400
76	O'Reilly Automotive Inc.*	48,500
249	Restaurant Brands International Inc.	13,951
915	Starbucks Corp.	100,321
439	Target Corp.	107,046
1,360	TJX Cos. Inc.	94,384
1,334	Walmart Inc.(a)	187,600
33	Williams-Sonoma Inc.	6,430
196	Yum China Holdings Inc.	9,820
	Total Retail	1,405,791
	TOTAL CONSUMER CYCLICAL	2,632,158
CONSUMER NON-CYCLICAL - 17.2%
Agriculture - 0.2%
1,175	British American Tobacco PLC, ADR	39,539
105	Bunge Ltd.	9,090
	Total Agriculture	48,629
Beverages - 1.2%
939	Brown-Forman Corp., Class B Shares	66,068
387	Constellation Brands Inc., Class A Shares	87,203
1,755	Keurig Dr Pepper Inc.	59,652
503	Molson Coors Beverage Co., Class B Shares	22,353
808	Monster Beverage Corp.*	67,694
	Total Beverages	302,970
Biotechnology - 1.0%
34	Alnylam Pharmaceuticals Inc.*	6,249
505	Amgen Inc.	100,434
116	Biogen Inc.*	27,346
93	BioMarin Pharmaceutical Inc.*	8,025
55	Exact Sciences Corp.*	4,695
236	Moderna Inc.*	83,173
87	Regeneron Pharmaceuticals Inc.*	55,378
40	Seagen Inc.*	6,400
33	United Therapeutics Corp.*	6,254
	Total Biotechnology	297,954
Commercial Services - 1.6%
210	Booz Allen Hamilton Holding Corp., Class A Shares	17,627
200	CoStar Group Inc.*	15,552
249	Global Payments Inc.	29,641
34	Herc Holdings Inc.	5,795
938	Nielsen Holdings PLC	17,972
809	PayPal Holdings Inc.*	149,576
207	S&P Global Inc.	94,336

Schedules of Investments

November 30, 2021 (unaudited)

Destinations Shelter Fund (continued)

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL - 17.2% - (continued)
Commercial Services - 1.6% - (continued)
86	Square Inc., Class A Shares*	$17,916
228	TransUnion	25,351
	Total Commercial Services	373,766
Food - 1.1%
676	Campbell Soup Co.	27,263
409	Hershey Co.	72,593
982	Hormel Foods Corp.	40,655
288	JM Smucker Co.	36,423
1,014	Kellogg Co.	62,037
676	McCormick & Co., Inc.	58,014
254	US Foods Holding Corp.*	7,981
	Total Food	304,966
Healthcare-Products - 3.8%
1,440	Abbott Laboratories	181,109
64	Align Technology Inc.*	39,138
356	Avantor Inc.*	14,055
525	Danaher Corp.	168,861
79	Hill-Rom Holdings Inc.	12,285
30	Insulet Corp.*	8,653
350	Intuitive Surgical Inc.*	113,519
1,308	Medtronic PLC	139,564
318	Thermo Fisher Scientific Inc.	201,240
277	Zimmer Biomet Holdings Inc.	33,129
	Total Healthcare-Products	911,553
Healthcare-Services - 1.7%
223	Anthem Inc.	90,589
88	Charles River Laboratories International Inc.*	32,197
38	ICON PLC*	10,278
38	Molina Healthcare Inc.*	10,837
689	UnitedHealth Group Inc.(a)	306,068
	Total Healthcare-Services	449,969
Household Products/Wares - 1.2%
1,126	Church & Dwight Co., Inc.	100,642
360	Clorox Co.	58,626
1,075	Kimberly-Clark Corp.	140,083
	Total Household Products/Wares	299,351
Pharmaceuticals - 5.4%
1,314	AbbVie Inc.	151,478
284	AmerisourceBergen Corp.	32,873
314	AstraZeneca PLC, ADR	17,217
289	Becton Dickinson & Co.	68,533
351	Cigna Corp.	67,357
1,049	CVS Health Corp.	93,424
78	Dexcom Inc.*	43,882
576	Eli Lilly & Co.	142,871
46	Jazz Pharmaceuticals PLC*	5,514
1,901	Johnson & Johnson(a)	296,423
222	McKesson Corp.	48,121
1,795	Merck & Co., Inc.	134,463
278	Novartis AG, ADR	22,157
123	Perrigo Co. PLC	4,515
3,894	Pfizer Inc.	209,225

Schedules of Investments

November 30, 2021 (unaudited)

Destinations Shelter Fund (continued)

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL - 17.2% - (continued)
Pharmaceuticals - 5.4% - (continued)
582	Teva Pharmaceutical Industries Ltd., ADR*	$4,802
	Total Pharmaceuticals	1,342,855
	TOTAL CONSUMER NON-CYCLICAL	4,332,013
ENERGY - 2.7%
Energy-Alternate Sources - 0.1%
104	Enphase Energy Inc.*	26,000

Oil & Gas - 2.3%
402	Canadian Natural Resources Ltd.	16,410
639	Cenovus Energy Inc.	7,578
1,716	Chevron Corp.	193,685
125	Continental Resources Inc.	5,542
517	EOG Resources Inc.	44,979
3,451	Exxon Mobil Corp. (a)	206,508
227	HollyFrontier Corp.	7,337
827	Occidental Petroleum Corp.	24,520
225	Ovintiv Inc.	7,821
530	Phillips 66	36,660
153	Range Resources Corp.*	2,993
796	Suncor Energy Inc.	19,383
	Total Oil & Gas	573,416
Oil & Gas Services - 0.2%
584	NOV Inc.*	6,961
1,544	Schlumberger NV	44,282
	Total Oil & Gas Services	51,243
Pipelines - 0.1%
101	Cheniere Energy Inc.	10,586
277	Enbridge Inc.	10,399
159	Targa Resources Corp.	8,209
205	TC Energy Corp.	9,616
	Total Pipelines	38,810
	TOTAL ENERGY	689,469
FINANCIAL - 14.5%
Banks - 4.9%
1,887	Banco Bradesco SA, ADR	6,642
5,727	Bank of America Corp. (a)	254,680
134	Bank of Montreal	13,945
100	Canadian Imperial Bank of Commerce	11,147
1,808	Citigroup Inc.	115,170
1,765	First Horizon Corp.	28,469
321	Goldman Sachs Group Inc.	122,298
373	ICICI Bank Ltd., ADR	6,886
1,802	Itau Unibanco Holding SA, ADR	7,064
2,268	JPMorgan Chase & Co. (a)	360,226
1,173	Morgan Stanley	111,224
538	Northern Trust Corp.	62,247
30	Signature Bank	9,069
2,996	Wells Fargo & Co.	143,149
	Total Banks	1,252,216
Diversified Financial Services - 3.2%
684	American Express Co.	104,173
332	Ameriprise Financial Inc.	96,147
1,291	Charles Schwab Corp.	99,910
8	Credit Acceptance Corp.*	4,999

Schedules of Investments

November 30, 2021 (unaudited)

Destinations Shelter Fund (continued)

Shares/Units	Security	Value
FINANCIAL - 14.5% - (continued)
Diversified Financial Services - 3.2% - (continued)
82	Evercore Inc., Class A Shares	$11,373
245	Jefferies Financial Group Inc.	9,207
619	Mastercard Inc., Class A Shares(a)	194,935
345	Nasdaq Inc.	70,114
1,206	Visa Inc., Class A Shares(a)	233,687
121	XP Inc., Class A Shares*	3,470
	Total Diversified Financial Services	828,015
Equity Real Estate Investment Trusts (REITs) - 2.6%
620	American Homes 4 Rent, Class A Shares	24,856
1,743	Annaly Capital Management Inc.	14,118
470	AvalonBay Communities Inc.	112,269
235	Camden Property Trust	38,824
397	Equity LifeStyle Properties Inc.	32,276
759	Equity Residential	64,750
1,702	Invitation Homes Inc.	68,829
963	Medical Properties Trust Inc.	20,502
359	Mid-America Apartment Communities Inc.	74,044
148	Orion Office REIT Inc.*	2,630
1,487	Realty Income Corp.	100,997
195	Sun Communities Inc.	36,773
790	VICI Properties Inc.	21,488
422	WP Carey Inc.	32,220
	Total Equity Real Estate Investment Trusts (REITs)	644,576
Insurance - 3.4%
1,554	Aflac Inc.	84,134
200	Aon PLC, Class A Shares	59,154
545	Arch Capital Group Ltd.*	22,007
416	Arthur J Gallagher & Co.	67,766
188	Assurant Inc.	28,595
1,369	Berkshire Hathaway Inc., Class B Shares*(a)	378,789
623	Brown & Brown Inc.	40,127
305	Fidelity National Financial Inc.	14,918
1,275	Manulife Financial Corp.	22,886
19	Markel Corp.*	22,702
100	RenaissanceRe Holdings Ltd.	15,411
384	Unum Group	8,870
249	Voya Financial Inc.	15,473
693	WR Berkley Corp.	53,112
	Total Insurance	833,944
Private Equity - 0.3%
108	Blackstone Inc.	15,277
282	Brookfield Asset Management Inc., Class A Shares	15,840
222	KKR & Co., Inc.	16,528
	Total Private Equity	47,645
Real Estate - 0.0%
50	Jones Lang LaSalle Inc.*	11,746

Savings & Loans - 0.1%
875	New York Community Bancorp Inc.	10,483

Schedules of Investments

November 30, 2021 (unaudited)

Destinations Shelter Fund (continued)

Shares/Units	Security	Value
FINANCIAL - 14.5% - (continued)
Savings & Loans - 0.1% - (continued)
1,580	People's United Financial Inc.	$26,923
	Total Savings & Loans	37,406
	TOTAL FINANCIAL	3,655,548
INDUSTRIAL - 7.9%
Aerospace/Defense - 0.8%
532	Boeing Co.*	105,256
570	General Dynamics Corp.	107,713
	Total Aerospace/Defense	212,969
Building Materials - 0.4%
64	Lennox International Inc.	19,777
118	Louisiana-Pacific Corp.	7,711
166	Martin Marietta Materials Inc.	66,983
	Total Building Materials	94,471
Electrical Components & Equipment - 0.4%
31	Acuity Brands Inc.	6,242
456	AMETEK Inc.	62,244
55	Generac Holdings Inc.*	23,168
	Total Electrical Components & Equipment	91,654
Electronics - 0.9%
1,159	Amphenol Corp., Class A Shares	93,392
270	Sensata Technologies Holding PLC*	15,039
460	Trimble Inc.*	39,500
154	Waters Corp.*	50,523
	Total Electronics	198,454
Engineering & Construction - 0.1%
407	AECOM*	28,059

Environmental Control - 0.6%
694	Republic Services Inc.	91,789
324	Waste Connections Inc.	43,111
	Total Environmental Control	134,900
Machinery-Construction & Mining - 0.4%
555	Caterpillar Inc.	107,309

Machinery-Diversified - 1.2%
78	AGCO Corp.	8,596
197	Colfax Corp.*	9,149
239	Deere & Co.	82,584
318	Dover Corp.	52,104
371	Graco Inc.	27,042
198	IDEX Corp.	44,469
167	Rockwell Automation Inc.	56,145
376	Xylem Inc.	45,537
	Total Machinery-Diversified	325,626
Miscellaneous Manufacturers - 1.3%
928	3M Co.	157,797
166	Carlisle Cos. Inc.	37,383
999	General Electric Co.	94,895
487	Textron Inc.	34,480
	Total Miscellaneous Manufacturers	324,555
Packaging & Containers - 0.2%
156	Crown Holdings Inc.	16,505
253	Packaging Corp. of America	33,039
	Total Packaging & Containers	49,544

Schedules of Investments

November 30, 2021 (unaudited)

Destinations Shelter Fund (continued)

Shares/Units	Security	Value
INDUSTRIAL - 7.9% - (continued)
Shipbuilding - 0.1%
162	Huntington Ingalls Industries Inc.	$28,757

Transportation - 1.5%
95	Canadian National Railway Co.	12,024
251	Canadian Pacific Railway Ltd.	17,578
148	Old Dominion Freight Line Inc.	52,565
646	Union Pacific Corp.	152,224
675	United Parcel Service Inc., Class B Shares	133,900
118	XPO Logistics Inc.*	8,548
	Total Transportation	376,839
	TOTAL INDUSTRIAL	1,973,137
TECHNOLOGY - 24.9%
Computers - 8.1%
558	Accenture PLC, Class A Shares	199,429
10,164	Apple Inc.(a)	1,680,109
76	Check Point Software Technologies Ltd.*	8,459
594	Dell Technologies Inc., Class C Shares*	33,543
25	EPAM Systems Inc.*	15,214
809	International Business Machines Corp.	94,734
138	Kyndryl Holdings Inc.*	2,180
	Total Computers	2,033,668
Semiconductors - 6.6%
824	Advanced Micro Devices Inc.*	130,497
803	Applied Materials Inc.	118,194
23	ASML Holding NV, Class Registered Shares	18,205
357	Broadcom Inc.	197,664
99	Entegris Inc.	14,462
2,964	Intel Corp.	145,829
124	Lam Research Corp.	84,301
181	Marvell Technology Inc.	12,882
885	Micron Technology Inc.	74,340
1,633	NVIDIA Corp.(a)	533,599
266	NXP Semiconductors NV	59,414
285	ON Semiconductor Corp.*	17,507
834	QUALCOMM Inc.	150,587
147	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	17,221
237	Xilinx Inc.	54,143
	Total Semiconductors	1,628,845
Software - 10.2%
601	Activision Blizzard Inc.	35,219
373	Adobe Inc.*(a)	249,854
136	Black Knight Inc.*	9,720
482	Fidelity National Information Services Inc.	50,369
232	Intuit Inc.	151,334
4,845	Microsoft Corp.(a)	1,601,708
1,201	Oracle Corp.	108,979
681	salesforce.com Inc.*(a)	194,058
77	SAP SE, ADR	9,890
166	ServiceNow Inc.*	107,518
137	SS&C Technologies Holdings Inc.	10,457
27	Twilio Inc., Class A Shares*	7,726
113	Veeva Systems Inc., Class A Shares*	31,931
140	VMware Inc., Class A Shares	16,344
49	Workday Inc., Class A Shares*	13,437

Schedules of Investments

November 30, 2021 (unaudited)

Destinations Shelter Fund (continued)

Shares/Units	Security	Value
TECHNOLOGY - 24.9% - (continued)
Software - 10.2% - (continued)
24	Zoom Video Communications Inc., Class A Shares*	$5,074
	Total Software	2,603,618
	TOTAL TECHNOLOGY	6,266,131
UTILITIES - 2.4%
Electric - 2.4%
962	Alliant Energy Corp.	52,708
926	Ameren Corp.	75,553
1,605	American Electric Power Co., Inc.	130,085
1,125	Consolidated Edison Inc.	87,345
892	DTE Energy Co.	96,639
2,149	PPL Corp.	59,807
1,425	Xcel Energy Inc.	90,815
	Total Electric	592,952
	TOTAL UTILITIES	592,952
	TOTAL COMMON STOCKS (Cost - $24,662,925)	24,567,586

Number of Contracts	Notional Amounts
PURCHASED OPTIONS - 1.6%
Index Options - 1.6%
18	8,220,600	S&P 500 Index Options, Put, 4,090.00, expires 12/31/21	48,780
18	8,220,600	S&P 500 Index Options, Put, 4,350.00, expires 1/31/22	167,850
17	7,763,900	S&P 500 Index Options, Put, 4,350.00, expires 2/28/22	207,910
		TOTAL PURCHASED OPTIONS (Cost - $397,612)	424,540
		TOTAL INVESTMENTS - 99.3% (Cost - $25,060,537)	24,992,126
		Other Assets in Excess of Liabilities – 0.7%	166,455
		TOTAL NET ASSETS - 100.0%	$25,158,581

*	Non-income producing security.
(a)	All or a portion of this security is pledged by the Fund as collateral for short sales or derivative transactions.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Schedules of Investments

November 30, 2021 (unaudited)

Destinations Shelter Fund (concluded)

Summary of Investments by Security Sector^
Technology	25.1%
Consumer Non-Cyclical	17.3
Communications	15.7
Financial	14.6
Consumer Cyclical	10.5
Industrial	7.9
Energy	2.8
Utilities	2.4
Basic Materials	2.0
Purchased Options	1.7
100.0%

^ As a percentage of total investments.

Schedule of Options Contracts Written

Index Options

Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
18	8,220,600	S&P 500 Index Options	MSC	12/31/21	$3,450.00	$12,870
9	4,110,300	S&P 500 Index Options	MSC	12/31/21	4,450.00	179,460
18	8,220,600	S&P 500 Index Options	MSC	1/31/22	3,675.00	44,910
9	4,110,300	S&P 500 Index Options	MSC	1/31/22	4,735.00	56,610
17	7,763,900	S&P 500 Index Options	MSC	2/28/22	3,675.00	64,770
9	4,110,300	S&P 500 Index Options	MSC	2/28/22	4,765.00	72,270
		TOTAL OPTIONS CONTRACTS WRITTEN
		(Premiums received — $430,727)				$430,890

Counterparty Abbreviations used in this schedule:
MSC	—	Morgan Stanley

Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

P — Preliminary rating.

u — The upgrade state defines bonds that have recently been upgraded into higher rating categories.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Ratings (unaudited) (continued)

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

e — Expected.

u — Upgraded.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AAApre — Stable Outlook rating is based on the pledge of securities in the escrow deposit fund securing the bonds and reflects the lien of the refunded bondholders on the escrow trust funds and that all amounts have been invested in direct non-callable obligations of the United States.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Ratings (unaudited) (concluded)

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

WD, WR — Indicates that the bonds rating has been withdrawn and the issuer is no longer rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

F-2 — Fitch’s rating indicating a good capacity for timely payment of financial commitments.

Notes to Financial Statements

November 30, 2021 (unaudited)

1. Organization

Brinker Capital Destinations Trust (“Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of Destinations Large Cap Equity Fund, Destinations Small-Mid Cap Equity Fund, Destinations International Equity Fund, Destinations Equity Income Fund, Destinations Core Fixed Income Fund, Destinations Low Duration Fixed Income Fund, Destinations Global Fixed Income Opportunities Fund, Destinations Municipal Fixed Income Fund and Destinations Multi Strategy Alternatives Fund (individually, a “Fund” and collectively, the “Funds”). Each Fund currently offers two classes of shares designated as Class I and Class Z shares. Class Z commenced operations on July 16, 2018.

Brinker Capital Investments, LLC (“Brinker Capital” or the “Adviser”), serves as the investment adviser for the Funds. The Funds employ a multimanager strategy. The Adviser selects and oversees professional money managers (each a “Sub-adviser”) who are responsible for investing the assets of the Funds allocated to them.

2. Investment valuation

Equity securities for each Fund for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the bid price. For equity securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the New York Stock Exchange (“NYSE”).

Futures contracts are valued at the settlement price in the market where such contracts are principally traded. Foreign currency forward contracts are valued at the current Business Day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Portfolio securities traded in the over-the-counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the bid price. Investments in registered open-end management investment companies are valued at reported net asset value per share.

Securities pledged by the Funds as collateral, if any, are identified as such in the Schedules of Investments.

Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved third-party pricing service; such valuations are determined by the third-party pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events.

The Board of Trustees (the “Board”) has ultimate responsibility for ensuring the Funds’ investments are valued appropriately. The Board has delegated primary responsibility for determining or causing to be determined the value of the Funds’ investments (including any fair valuation) to the Adviser pursuant to valuation policies and procedures approved by the Board. When market quotations are not readily available or are determined to be unreliable, investments are valued at fair value as determined in good faith by the valuation committee established by the Adviser in accordance with such procedures under the oversight of the Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its Net Asset Value (“NAV”).

Each business day, the Funds use a Board-approved third-party pricing service to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). The three levels of the fair value hierarchy are as follows:

Level 1—unadjusted quoted prices in active markets for identical securities.

Level 2—significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with GAAP.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign bonds, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by third-party pricing service providers that use broker quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by third-party pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities and the related forward sales commitments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Common stocks, preferred stocks, rights, warrants, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are categorized as Level 1 of the fair value hierarchy, to the extent these securities are actively traded and valuation adjustments are not applied.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE close. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies are valued based upon the NAVs of such investments on the valuation date and are categorized as Level 1 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward foreign currency contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by third-party pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a third-party pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Centrally cleared swaps listed or traded on the multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The following table summarizes the valuation of each Fund’s assets and liabilities using the fair value hierarchy:

	Total Fair Value at November 30, 2021	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Large Cap Equity Fund
Investments, at value
Common Stocks:
Basic Materials	$58,944,274	$58,944,274	$–	$–
Communications	1,177,245,131	1,177,245,131	–	–
Consumer Cyclical	432,526,142	359,710,206	72,815,936	–
Consumer Non-cyclical	1,174,494,495	1,174,494,495	–	–
Energy	176,064,014	176,064,014	–	–
Financial	651,755,207	649,398,157	–	2,357,050
Industrial	332,461,168	332,461,168	–	–
Technology	1,096,074,105	1,090,462,257	–	5,611,848
Utilities	114,097,546	114,097,546	–	–
Preferred Stocks	12,536,950	–	–	12,536,950
Short-Term Investments:
Time Deposits	93,198,321	–	93,198,321	–
Money Market Fund	9,444,879	9,444,879	–	–
Total Investments, at value	$5,328,842,232	$5,142,322,127	$166,014,257	$20,505,848
Other Financial Instruments - Assets
Futures Contract	$41,957	$41,957	$–	$–
Total Other Financial Instruments - Assets	$41,957	$41,957	$–	$–

	Total Fair Value at November 30, 2021	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Small-Mid Cap Equity Fund
Investments, at value
Common Stocks	$1,303,755,662	$1,303,755,662	$–	$–
Exchange Traded Funds (ETFs)	44,590,954	44,590,954	–	–
Short-Term Investments:
Time Deposits	41,578,503	–	41,578,503	–
Money Market Fund	71,074,582	71,074,582	–	–
Total Investments, at value	$1,460,999,701	$1,419,421,198	$41,578,503	$–

	Total Fair Value at November 30, 2021	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Equity Income Fund
Investments, at value
Common Stocks:
Basic Materials	$15,311,017	$9,295,050	$6,015,967	$–
Communications	30,141,478	15,225,460	14,916,018	–
Consumer Cyclical	28,979,730	21,495,376	7,484,354	–
Consumer Non-cyclical	94,197,324	71,257,187	22,940,137	–
Energy	39,948,352	28,673,466	11,274,886	–
Financial	75,337,229	53,907,272	21,429,957	–
Industrial	25,292,151	12,638,946	12,653,205	–
Technology	23,649,218	17,226,208	6,423,010	–
Utilities	39,889,951	33,948,026	5,941,925	–
Exchange Traded Funds (ETFs)	44,283,350	44,283,350	–	–
Convertible Preferred Stocks	6,584,630	6,584,630	–	–
Short-Term Investments:
Time Deposits	9,629,495	–	9,629,495	–
Money Market Fund	59,840	59,840	–	–
Total Investments, at value	$433,303,765	$314,594,811	$118,708,954	$–

	Total Fair Value at November 30, 2021	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations International Equity Fund
Investments, at value
Common Stocks:
Australia	$14,090,820	$–	$14,090,820	$–
Austria	2,403,261	–	2,403,261	–
Bermuda	2,952,704	1,293,139	1,659,565	–
Brazil	30,548,183	6,624,982	23,923,201	–
Canada	65,404,566	10,470,399	54,934,167	–
China	190,939,294	39,244,915	151,694,379	–
Colombia	7,279,255	7,279,255	–	–
Cyprus	4,379,210	–	4,379,210	–
Denmark	21,102,060	–	21,102,060	–
Egypt	6,893,975	–	6,893,975	–
Finland	23,649,666	–	23,649,666	–
France	229,684,010	–	229,684,010	–
Germany	133,761,716	–	133,761,716	–
Greece	4,296,321	–	4,296,321	–
Hong Kong	71,631,226	1,601,767	70,029,459	–
Hungary	6,464,238	–	6,464,238	–
India	218,533,624	–	217,673,982	859,642
Indonesia	20,279,556	–	20,279,556	–
Ireland	24,206,724	3,861,271	20,345,453	–
Israel	16,543,604	2,244,813	14,298,791	–
Italy	40,526,801	–	40,526,801	–
Japan	394,361,407	–	394,361,407	–
Jersey, Channel Islands	11,326,554	–	11,326,554	–
Malaysia	2,756,589	–	2,756,589	–
Mexico	27,987,018	–	27,987,018	–
Netherlands	76,048,121	4,744,644	71,303,477	–
Norway	16,737,356	–	16,737,356	–
Peru	2,353,982	2,353,982	–	–
Philippines	9,092,734	–	9,092,734	–
Poland	3,566,156	–	3,566,156	–
Portugal	13,432,616	–	13,432,616	–
Russia	44,722,165	31,398,298	13,323,867	–
Singapore	23,758,757	–	23,758,757	–
South Africa	15,616,017	–	15,616,017	–
South Korea	81,178,146	–	81,178,146	–
Spain	8,976,893	–	8,976,893	–
Sweden	52,551,157	676,442	51,874,715	–
Switzerland	157,642,343	–	157,642,343	–
Taiwan	100,600,265	45,556,355	55,043,910	–
Thailand	11,972,940	–	11,972,940	–
United Arab Emirates	3,726,561	–	3,726,561	–
United Kingdom	289,539,048	8,345,674	281,189,254	4,120
United States	63,713,173	59,910,947	1,479,182	2,323,044
Exchange Traded Fund (ETF)	11,241,117	11,241,117	–	–
Warrant	105,014	105,014	–	–
Right	228,367	–	228,367	–
Preferred Stocks	54,533	–	–	54,533
Short-Term Investments:
Time Deposits	100,117,964	–	100,117,964	–
Money Market Fund	50,005,116	50,005,116	–	–
Total Investments, at value	$2,708,982,923	$286,958,130	$2,418,783,454	$3,241,339

	Total Fair Value at November 30, 2021	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Core Fixed Income Fund
Investments, at value
Corporate Bonds & Notes	$593,489,815	$–	$593,489,815	$–
Collateralized Mortgage Obligations	545,977,536	–	545,977,536	–
U.S. Government Agencies & Obligations	502,609,147	–	502,609,147	–
Mortgage-Backed Securities	475,547,409	–	475,547,409	–
Asset-Backed Securities	217,994,735	–	217,994,735	–
Sovereign Bonds	38,016,514	–	38,016,514	–
Senior Loans	27,198,379	–	27,198,379	–
Municipal Bonds	1,993,143	–	1,993,143	–
Exchange Traded Fund (ETF)	19,395,097	19,395,097	–	–
Common Stocks:
Diversified	32,924	–	32,924	–
Energy	82,738	74,596	8,142	–
Industrial	1,732	1,732	–	–
Short-Term Investments:
Time Deposits	42,409,000	–	42,409,000	–
U.S. Government Obligation	569,763	–	569,763	–
Total Investments, at value	$2,465,317,932	$19,471,425	$2,445,846,507	$–
Other Financial Instruments - Assets
Futures Contracts	$364,093	$364,093	$–	$–
Total Other Financial Instruments - Assets	$364,093	$364,093	$–	$–
Other Financial Instruments - Liabilities
Forward Sale Commitments	$(9,265,000)	$–	$(9,265,000)	$–
Futures Contracts	(1,327,685)	(1,327,685)	–	–
OTC Credit Default Swaps	(19,404)	–	(19,404)	–
Total Other Financial Instruments - Liabilities	$(10,612,089)	$(1,327,685)	$(9,284,404)	$–

	Total Fair Value at November 30, 2021	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Low Duration Fixed Income Fund
Investments, at value
Corporate Bonds & Notes	$295,273,500	–	$295,273,500	$–
Senior Loans	93,113,651	–	84,667,632	8,446,019
Asset-Backed Securities	32,185,879	–	32,185,879	–
Collateralized Mortgage Obligations	23,218,812	–	23,218,812	–
Municipal Bonds	4,381,118	–	4,381,118	–
Mortgage-Backed Securities	2,697,727	–	2,697,727	–
Sovereign Bonds	2,205,962	–	2,205,962	–
Common Stocks:
Diversified	50,667,505	49,378,524	1,288,981	–
Energy	129,522	–	129,522	–
Financial	3,499,971	3,499,971	–	–
Exchange Traded Fund (ETF)	34,693,581	34,693,581	–	–
Preferred Stock	3,627,414	3,627,414	–	–
Warrant	1,618	1,618	–	–
Short-Term Investments:
Time Deposits	31,289,582	–	31,289,582	–
U.S. Government Obligation	6,549,728	–	6,549,728	–
Money Market Fund	4,985,560	4,985,560	–	–
Total Investments, at value	$588,521,130	$96,186,668	$483,888,443	$8,446,019
Other Financial Instruments - Assets
Forward Foreign Currency Contracts	$802,664	$–	$802,664	$–
Total Other Financial Instruments - Assets	$802,664	$–	$802,664	$–
Other Financial Instruments - Liabilities
Forward Foreign Currency Contract	$(890)	$–	$(890)	$–
Total Other Financial Instruments - Liabilities	$(890)	$–	$(890)	$–

	Total Fair Value at November 30, 2021	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Global Fixed Income Opportunities Fund
Investments, at value
Corporate Bonds & Notes
Australia	$1,438,138	$–	$1,438,138	$–
Bermuda	4,600,154	–	4,600,154	–
Brazil	8,966,990	–	8,966,990	–
British Virgin Islands	3,270,781	–	3,270,781	–
Canada	26,910,967	–	26,910,967	–
Cayman Islands	35,003,426	–	35,003,426	–
Chile	30,716,886	–	30,716,886	–
Colombia	12,770,685	–	12,770,685	–
Denmark	1,702,299	–	1,702,299	–
Dominican Republic	1,146,761	–	1,146,761	–
France	2,270,666	–	2,270,666	–
Germany	8,195,699	–	8,195,699	–
Hong Kong	491,229	–	491,229	–
India	7,591,850	–	7,591,850	–
Indonesia	3,304,176	–	3,304,176	–
Italy	9,743,013	–	9,743,013	–
Jersey, Channel Islands	7,270,632	–	7,270,632	–
Luxembourg	1,618,313	–	1,618,313	–
Malaysia	16,443,011	–	16,443,011	–
Mexico	5,765,212	–	5,765,212	–
Multinational	8,232,622	–	8,232,622	–
Netherlands	5,988,663	–	5,988,663	–
Norway	15,951,987	–	15,951,987	–
Panama	5,482,373	–	5,482,373	–
Paraguay	927,447	–	927,447	–
Peru	20,842,263	–	20,842,263	–
Portugal	– *	–	–	–	*
Qatar	6,371,950	–	6,371,950	–
Saudi Arabia	804,125	–	804,125	–
Singapore	43,591,502	–	43,591,502	–
South Korea	31,149,493	–	31,149,493	–
Spain	610,750	–	610,750	–
Sweden	1,812,426	–	1,812,426	–
Switzerland	3,001,844	–	3,001,844	–
Thailand	1,842,804	–	1,842,804	–
United Kingdom	7,241,116	–	7,241,116	–
United States	170,322,124	–	170,322,124	–
Sovereign Bonds	73,750,040	–	73,750,040	–
Senior Loans	60,855,196	–	46,795,741	14,059,455
Asset-Backed Securities	1,261,535	–	1,261,535	–
Preferred Stocks:
Bermuda	1,945,365	1,945,365	–	–
United Kingdom	3,744,733	3,744,733	–	–
United States	23,582,042	22,623,632	958,410	–
Common Stocks:
Canada	2,441,621	956,692	1,484,929	–
Cayman Islands	150,252	150,252	–	–
India	912,096	912,096	–	–
Israel	5,952,624	–	5,952,624	–
United States	76,180,352	57,526,510	3,561,206	15,092,636
Warrants:
Bermuda	10,615	–	10,615	–
Brazil	– *	–	–	–	*
Canada	429,000	–	429,000	–
Israel	– *	–	–	–	*
United States	33,378	33,378	–	–
Purchased Options	1,097,550	1,097,550	–	–
Exchange Traded Funds (ETFs)	27,008,028	27,008,028	–	–
Short-Term Investments:
Commercial Paper	7,178,909	–	7,178,909	–
Time Deposits	14,969,558	–	14,969,558	–
Money Market Fund	13,184,304	13,184,304	–	–
Total Investments, at value	$828,081,575	$129,182,540	$669,746,944	$29,152,091
Other Financial Instruments - Asset
Forward Foreign Currency Contracts	$545,124	$–	$545,124	$–
Total Other Financial Instruments - Assets	$545,124	$–	$545,124	$–
Other Financial Instruments - Liabilities
Options Contracts Written	$(1,268,371)	$(1,268,371)	$–	$–
Securities Sold Short:
Corporate Bonds & Notes	(2,374,665)	–	(2,374,665)	–
Exchange Traded Funds	(27,008,028)	(27,008,028)	–	–
Common Stocks	(1,368,733)	(1,368,733)	–	–
Total Other Financial Instruments - Liabilities	$(32,019,797)	$(29,645,132)	$(2,374,665)	$–

* Includes securities that are fair valued by the Board at $0.

	Total Fair Value at November 30, 2021	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Multi Strategy Alternatives Fund
Investments, at value
Collateralized Mortgage Obligations	$297,591,571	$–	$297,591,571	$–
Asset-Backed Securities	130,223,044	–	130,223,044	–
Corporate Bonds & Notes	100,125,879	–	100,125,879	–
Common Stocks	395,618,658	395,618,658	–	–
Open-End Fund	228,511,432	228,511,432	–	–
Preferred Stocks	20,005,820	20,005,820	–	–
Warrants	3,809,828	3,809,828	–	–
Purchased Swaption	1,693,819	–	1,693,819	–
Exchange Traded Fund (ETF)	– *	–	– *	–
Short-Term Investments:
Time Deposits	68,934,322	–	68,934,322	–
Money Market Fund	13,719,265	13,719,265	–	–
Total Investments, at value	$1,260,233,638	$661,665,003	$598,568,635	$–
Other Financial Instruments - Assets
OTC Credit Default Swaps	$3,153,384	$–	$3,153,384	$–
Total Other Financial Instruments - Assets	$3,153,384	$–	$3,153,384	$–
Other Financial Instruments - Liabilities
Swaption Contract Written	$(501,404)	$–	$(501,404)	$–
OTC Credit Default Swaps	(678,948)	–	(678,948)	–
OTC Total Return Swaps	(65,880)	–	(65,880)	–
Centrally Cleared Total Return Swaps	(1,620,025)	(1,620,025)	–	–
Securities Sold Short:
Exchange Traded Funds (ETFs)	(112,927,875)	(112,927,875)	–	–
Total Other Financial Instruments - Liabilities	$(115794,132)	$(114,547,900)	$(1,246,232)	$–

* Less than 0.5$

	Total Fair Value at November 30, 2021	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Municipal Fixed Income Fund
Investments, at value
Municipal Bonds	$870,225,642	$–	$870,225,642	$–
Short-Term Investments:
Municipal Bonds	28,251,754	–	28,251,754	–
Time Deposits	67,695,757	–	67,695,757	–
Total Investments, at value	$966,173,153	$–	$966,173,153	$–

	Total Fair Value at November 30, 2021	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Shelter Fund
Investments, at value
Common Stocks	$24,567,586	$24,567,586	$–	$–
Purchased Options	424,540	424,540	–	–
Total Investments, at value	$24,992,126	$24,992,126	$–	$–
Other Financial Instruments - Liabilities
Options Contracts Written	$(430,890)	$(430,890)	$–	$–
Total Other Financial Instruments - Liabilities	$(430,890)	$(430,890)	$–	$–

The level classification by major category of investments is the same as the category presentation in the Schedules of Investments.

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period February 28, 2021 through November 30, 2021:

	Total	Common Stocks	Corporate Bonds & Notes	Preferred Stocks	Senior Loans	Warrants		Municipal Bonds
Destinations Large Cap Equity Fund
Balance as of February 28, 2021	$43,495,464	$6,277,755	$-	$37,217,709	$-	$-		$-
Purchases	5,197,328	1,840,308	-	3,357,020	-	-		-
(Sales/Paydowns)	(13,545,083)	(832,143)	-	(12,712,940)	-	-		-
Total realized gain (loss)	-	-	-	-	-	-		-
Change in unrealized appreciation (depreciation)	(14,641,861)	682,978	-	(15,324,839)	-	-		-
Transfers In	-	-	-	-	-	-		-
Transfers Out	-	-	-	-	-	-		-
Balance as of November 30, 2021	$20,505,848	$7,968,898	$-	$12,536,950	$-	$-		$-
Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2021	1,883,713	$991,418	$-	$892,295	$-	$-		$-

Destinations International Equity Fund
Balance as of February 28, 2021	$1,907,550	$240,700	$-	$1,666,850	$-	$-		$-
Purchases	2,515,157	2,460,605	-	54,552	-	-		-
(Sales/Paydowns)	(793,594)	-	-	(793,594)	-	-		-
Total realized gain (loss)	(215)	(215)	-	-	-	-		-
Change in unrealized appreciation (depreciation)	(387,559)	485,716	-	(873,275)	-	-		-
Transfers In	-	-	-	-	-	-		-
Transfers Out	-	-	-	-	-	-		-
Balance as of November 30, 2021	$3,241,339	$3,186,806	$-	$54,533	$-	$-		$-
Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2021	$702,160	$702,179	$-	$(19)	$-	$-		$-

Destinations Low Duration Fixed Income Fund
Balance as of February 28, 2021	$15,677,082	$201,059	$-	$-	$15,476,023	$-		$-
Purchases	7,308,566	104	7,119,000	-	189,462	-		-
(Sales/Paydowns)	(14,673,494)	(332,050)	(7,119,000)	-	(7,222,444)	-		-
Accrued Discounts (premiums)	-	-	-	-	-	-		-
Total realized gain (loss)	(63,610)	(63,610)	-	-	-	-		-
Change in unrealized appreciation (depreciation)	197,475	194,497	-	-	2,978	-		-
Transfers In	-	-	-	-	-	-		-
Transfers Out	-	-	-	-	-	-		-
Balance as of November 30, 2021	$8,446,019	$-	$-	$-	$8,446,019	$-		$-
Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2021	$(104)	$(104)	$-	$-	$-	$-		$-

Destinations Global Fixed Income Opportunities Fund
Balance as of February 28, 2021	$20,689,967 *	$3,686,882 *	2,996 *	$-	$17,000,089 *	$-	*	$-
Purchases	21,380,299	12,063,938	8,201,000	-	1,115,361	-		-
(Sales/Paydowns)	(20,803,365)	(8,512,546)	(8,201,000)	-	(4,089,819)	-		-
Accrued Discounts (premiums)	-	-	-	-	-	-		-
Total realized gain (loss)	(114,567)	(114,567)	-	-	-	-		-
Change in unrealized appreciation (depreciation)	7,999,757	7,968,929	(2,996)	-	33,824	-		-
Transfers In	-	-	-	-	-	-		-
Transfers Out	-	-	-	-	-	-		-
Balance as of November 30, 2021	$29,152,091	$15,092,636	$-	$-	$14,059,455	$-	*	$-
Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2021	$7,999,849	$7,969,021	$(2,996)	$-	$33,824	$-		$-

* Includes securities that are fair valued at $0.

Destinations Multi Strategy Alternatives Fund
Balance as of February 28, 2021	$2,311,250	$-	$-	$2,311,250	$-	$-	$-
Purchases	-	-	-		-	-	-
(Sales/Paydowns)	(2,311,250)	-	-	(2,311,250)	-	-	-
Accrued Discounts (premiums)	-	-	-	-	-	-	-
Total realized gain (loss)	-	-	-	-	-	-	-
Change in unrealized appreciation (depreciation)	-	-	-	-	-	-	-
Transfers In	-	-	-	-	-	-	-
Transfers Out	-	-	-	-	-	-	-
Balance as of November 30, 2021	$-	$-	$-	$-	$-	$-	$-
Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2021	$-	$-	$-	$-	$-	$-	$-

3. Investments

At November 30, 2021, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Aggregate Cost	Gross	Gross	Net Unrealized
	For Federal Income	Unrealized	Unrealized	Appreciation
Fund	Tax Purposes	Appreciation	(Depreciation)	(Depreciation)
Destinations Large Cap Equity Fund	$3,780,516,739	$1,656,936,962	$(108,569,512)	$1,548,367,450
Destinations Small-Mid Cap Equity Fund	1,177,457,777	322,521,432	(38,979,508)	283,541,924
Destinations International Equity Fund	2,099,447,110	741,253,364	(131,717,551)	609,535,813
Destinations Equity Income Fund	383,726,533	61,396,446	(11,819,214)	49,577,232
Destinations Core Fixed Income Fund	2,486,189,325	26,052,757	(47,550,265)	(21,497,508)
Destinations Low Duration Fixed Income Fund	595,752,301	4,076,767	(10,506,164)	(6,429,397)
Destinations Global Fixed Income Opportunities Fund	825,867,401	22,298,103	(20,807,176)	1,490,927
Destinations Municipal Fixed Income Fund	938,488,137	29,744,197	(2,059,181)	27,685,016
Destinations Multi Strategy Alternatives Fund	1,224,969,400	67,053,832	(34,878,468)	32,175,364
Destinations Shelter Fund	24,629,810	743,950	(812,524)	(68,574)